MainStay VP Balanced Portfolio
Portfolio of Investments September 30, 2023†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 34.4%
Asset-Backed Securities 1.1%
Other Asset-Backed Securities 1.1%
Apidos CLO XXX
Series XXXA, Class A2
7.171% (3 Month SOFR + 1.862%), due 10/18/31 (a)(b)	$ 650,000	$ 637,888
ARES XXXVIII CLO Ltd.
Series 2015-38A, Class BR
6.988% (3 Month SOFR + 1.662%), due 4/20/30 (a)(b)	400,000	393,654
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class A1
6.971% (3 Month SOFR + 1.98%), due 4/25/36 (a)(b)	600,000	601,105
Benefit Street Partners CLO XXX Ltd.
Series 2023-30A, Class A
7.451% (3 Month SOFR + 2.10%), due 4/25/36 (a)(b)	600,000	602,920
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A2R
6.97% (3 Month SOFR + 1.662%), due 10/15/30 (a)(b)	800,000	789,445
Palmer Square CLO Ltd.
Series 2015-2A, Class A2R2
7.138% (3 Month SOFR + 1.812%), due 7/20/30 (a)(b)	750,000	741,926
STORE Master Funding LLC
Series 2021-1A, Class A1
2.12%, due 6/20/51 (a)	241,008	198,480
Total Asset-Backed Securities (Cost $4,036,810)		3,965,418
Corporate Bonds 12.5%
Aerospace & Defense 0.1%
Boeing Co. (The)
5.15%, due 5/1/30	230,000	219,765
5.805%, due 5/1/50	95,000	86,024
HEICO Corp.
5.35%, due 8/1/33	170,000	161,008
		466,797
Auto Manufacturers 0.4%
General Motors Financial Co., Inc.
6.05%, due 10/10/25	505,000	502,765
Hyundai Capital America
5.68%, due 6/26/28 (a)	460,000	449,721
Nissan Motor Acceptance Co. LLC
7.05%, due 9/15/28 (a)	340,000	339,941
		1,292,427
Auto Parts & Equipment 0.1%
Aptiv plc
3.25%, due 3/1/32	260,000	213,157

	Principal Amount	Value
Corporate Bonds
Banks 5.5%
ABN AMRO Bank NV
6.339% (1 Year Treasury Constant Maturity Rate + 1.65%), due 9/18/27 (a)(b)	$ 315,000	$ 314,210
Bank of America Corp. (c)
1.734%, due 7/22/27	845,000	748,805
1.922%, due 10/24/31	205,000	154,659
2.087%, due 6/14/29	675,000	565,066
5.202%, due 4/25/29	530,000	510,551
Bank of New Zealand
4.846%, due 2/7/28 (a)	615,000	591,410
Barclays plc
5.829%, due 5/9/27 (c)	780,000	766,022
7.385% (1 Year Treasury Constant Maturity Rate + 3.30%), due 11/2/28 (b)	325,000	333,438
Citigroup, Inc. (c)
2.014%, due 1/25/26	733,000	692,173
5.61%, due 9/29/26	885,000	876,002
6.174%, due 5/25/34	325,000	310,578
Citizens Bank NA
6.064%, due 10/24/25 (c)	320,000	308,748
Credit Suisse AG
7.95%, due 1/9/25	805,000	819,234
Danske Bank A/S
6.466% (1 Year Treasury Constant Maturity Rate + 2.10%), due 1/9/26 (a)(b)	690,000	688,737
Deutsche Bank AG
7.079%, due 2/10/34 (c)	210,000	189,786
Fifth Third Bancorp
6.361%, due 10/27/28 (c)	315,000	312,216
Goldman Sachs Group, Inc. (The)
5.70%, due 11/1/24	710,000	707,287
HSBC Holdings plc (c)
6.547%, due 6/20/34	260,000	246,575
7.39%, due 11/3/28	395,000	408,644
Huntington National Bank (The)
5.65%, due 1/10/30	455,000	428,764
ING Groep NV
6.114%, due 9/11/34 (c)	315,000	305,900
JPMorgan Chase & Co. (c)
1.578%, due 4/22/27	790,000	705,021
4.565%, due 6/14/30	440,000	410,448
5.35%, due 6/1/34	245,000	232,328
5.546%, due 12/15/25	595,000	590,851
KeyBank NA
5.85%, due 11/15/27	505,000	480,256
Manufacturers & Traders Trust Co.
4.70%, due 1/27/28	340,000	314,008
Mitsubishi UFJ Financial Group, Inc. (b)
5.406% (1 Year Treasury Constant Maturity Rate + 1.97%), due 4/19/34	200,000	189,730
5.541% (1 Year Treasury Constant Maturity Rate + 1.50%), due 4/17/26	490,000	485,696

	Principal Amount	Value
Corporate Bonds
Banks
Morgan Stanley (c)
4.679%, due 7/17/26	$ 1,150,000	$ 1,120,296
5.123%, due 2/1/29	120,000	115,562
6.296%, due 10/18/28	140,000	141,074
Morgan Stanley Bank NA
4.754%, due 4/21/26	340,000	332,334
National Securities Clearing Corp.
5.00%, due 5/30/28 (a)	300,000	293,448
NatWest Group plc
5.847% (1 Year Treasury Constant Maturity Rate + 1.35%), due 3/2/27 (b)	685,000	676,071
PNC Financial Services Group, Inc. (The) (c)
5.582%, due 6/12/29	155,000	150,368
5.812%, due 6/12/26	330,000	327,367
Royal Bank of Canada
5.66%, due 10/25/24	625,000	622,777
Truist Financial Corp.
5.122%, due 1/26/34 (c)	130,000	116,213
U.S. Bancorp (c)
2.677%, due 1/27/33	200,000	150,546
5.775%, due 6/12/29	395,000	384,485
5.836%, due 6/12/34	165,000	155,620
UBS Group AG (a)
6.327% (1 Year Treasury Constant Maturity Rate + 1.60%), due 12/22/27 (b)	440,000	439,293
6.442%, due 8/11/28 (c)	440,000	439,622
Wells Fargo & Co.
5.389%, due 4/24/34 (c)	340,000	317,868
		19,470,087
Beverages 0.1%
Constellation Brands, Inc.
4.90%, due 5/1/33	270,000	250,590
Keurig Dr Pepper, Inc.
4.05%, due 4/15/32	90,000	79,562
		330,152
Biotechnology 0.2%
Amgen, Inc.
4.05%, due 8/18/29	500,000	464,105
5.15%, due 3/2/28	250,000	245,874
5.25%, due 3/2/30	165,000	161,203
		871,182
Chemicals 0.1%
Celanese US Holdings LLC
6.33%, due 7/15/29	335,000	328,371
6.55%, due 11/15/30 (d)	185,000	181,046
		509,417

	Principal Amount	Value
Corporate Bonds
Commercial Services 0.1%
Global Payments, Inc.
2.15%, due 1/15/27	$ 325,000	$ 286,528
Computers 0.0% ‡
Dell International LLC
5.75%, due 2/1/33 (d)	120,000	116,595
Diversified Financial Services 0.6%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	450,000	385,865
Air Lease Corp.
0.70%, due 2/15/24	550,000	538,943
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (a)	500,000	500,808
Intercontinental Exchange, Inc.
4.35%, due 6/15/29	590,000	554,794
		1,980,410
Electric 1.4%
AEP Texas, Inc.
4.70%, due 5/15/32	45,000	41,178
American Electric Power Co., Inc.
5.625%, due 3/1/33	175,000	169,340
Appalachian Power Co.
Series BB
4.50%, due 8/1/32	35,000	31,322
Arizona Public Service Co.
5.55%, due 8/1/33	330,000	319,893
Commonwealth Edison Co.
3.10%, due 11/1/24	250,000	242,738
Duke Energy Carolinas LLC
4.95%, due 1/15/33	170,000	161,531
Duke Energy Corp.
2.45%, due 6/1/30	195,000	158,336
4.50%, due 8/15/32	130,000	116,943
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	60,000	57,925
Enel Finance America LLC
7.10%, due 10/14/27 (a)	200,000	206,894
Entergy Arkansas LLC
5.15%, due 1/15/33	180,000	172,784
Florida Power & Light Co.
5.05%, due 4/1/28	520,000	513,390
Georgia Power Co.
4.65%, due 5/16/28	605,000	583,664
National Rural Utilities Cooperative Finance Corp.
5.05%, due 9/15/28	260,000	255,423

	Principal Amount	Value
Corporate Bonds
Electric
NextEra Energy Capital Holdings, Inc.
6.051%, due 3/1/25	$ 230,000	$ 230,348
Pacific Gas and Electric Co.
5.45%, due 6/15/27	320,000	307,978
6.10%, due 1/15/29	190,000	185,577
6.15%, due 1/15/33	365,000	346,178
6.40%, due 6/15/33	90,000	86,745
PECO Energy Co.
4.90%, due 6/15/33	245,000	233,069
Southern California Edison Co.
5.30%, due 3/1/28	310,000	305,971
5.95%, due 11/1/32	145,000	144,613
Southern Co. (The)
5.15%, due 10/6/25	190,000	188,081
5.70%, due 10/15/32	90,000	88,401
		5,148,322
Entertainment 0.1%
Warnermedia Holdings, Inc.
4.054%, due 3/15/29	192,000	171,064
Environmental Control 0.1%
Waste Connections, Inc.
2.60%, due 2/1/30 (d)	380,000	319,063
Food 0.0% ‡
Kraft Heinz Foods Co.
3.75%, due 4/1/30	105,000	93,717
Gas 0.1%
CenterPoint Energy Resources Corp.
1.75%, due 10/1/30	420,000	324,817
Southwest Gas Corp.
5.45%, due 3/23/28	180,000	177,187
		502,004
Healthcare-Products 0.1%
Baxter International, Inc.
3.95%, due 4/1/30	480,000	427,461
Healthcare-Services 0.1%
HCA, Inc.
3.625%, due 3/15/32	25,000	20,722
5.50%, due 6/1/33	345,000	326,275
		346,997

	Principal Amount	Value
Corporate Bonds
Insurance 0.2%
Corebridge Financial, Inc.
3.85%, due 4/5/29	$ 275,000	$ 247,028
Reinsurance Group of America, Inc.
6.00%, due 9/15/33	335,000	323,225
		570,253
Internet 0.2%
Amazon.com, Inc.
2.10%, due 5/12/31	355,000	284,593
Meta Platforms, Inc.
3.85%, due 8/15/32	365,000	323,826
		608,419
Investment Companies 0.1%
Blackstone Private Credit Fund
7.05%, due 9/29/25	350,000	350,537
Media 0.2%
Charter Communications Operating LLC
2.80%, due 4/1/31	165,000	128,676
Paramount Global
4.20%, due 5/19/32	490,000	389,533
		518,209
Miscellaneous—Manufacturing 0.0% ‡
3M Co.
3.05%, due 4/15/30	169,000	146,084
Oil & Gas 0.1%
Phillips 66 Co.
3.15%, due 12/15/29 (d)	455,000	393,575
Pharmaceuticals 0.2%
AbbVie, Inc.
2.95%, due 11/21/26	190,000	176,322
CVS Health Corp.
3.75%, due 4/1/30	140,000	123,751
5.30%, due 6/1/33	55,000	52,094
Merck & Co., Inc.
2.15%, due 12/10/31	385,000	304,453
Pfizer Investment Enterprises Pte. Ltd.
4.75%, due 5/19/33	175,000	165,424
		822,044
Pipelines 0.4%
Columbia Pipelines Operating Co. LLC
5.927%, due 8/15/30 (a)	435,000	429,400

	Principal Amount	Value
Corporate Bonds
Pipelines
Energy Transfer LP
3.75%, due 5/15/30	$ 150,000	$ 130,664
5.75%, due 2/15/33	165,000	158,609
Enterprise Products Operating LLC
5.35%, due 1/31/33	350,000	342,177
MPLX LP
4.95%, due 9/1/32	82,000	74,678
Targa Resources Corp.
6.125%, due 3/15/33	350,000	343,105
		1,478,633
Real Estate Investment Trusts 0.3%
American Tower Corp.
5.65%, due 3/15/33	385,000	370,088
CubeSmart LP
2.25%, due 12/15/28 (d)	290,000	242,585
Simon Property Group LP
1.75%, due 2/1/28	375,000	318,109
Sun Communities Operating LP
2.70%, due 7/15/31	345,000	265,521
		1,196,303
Retail 0.3%
AutoZone, Inc.
5.20%, due 8/1/33	330,000	308,892
Home Depot, Inc. (The)
1.875%, due 9/15/31	310,000	240,657
Lowe's Cos., Inc.
4.80%, due 4/1/26	245,000	240,396
5.00%, due 4/15/33	170,000	160,002
5.15%, due 7/1/33 (d)	85,000	80,634
		1,030,581
Semiconductors 0.4%
Broadcom, Inc.
2.45%, due 2/15/31 (a)	315,000	246,206
Intel Corp.
5.125%, due 2/10/30	235,000	230,601
5.20%, due 2/10/33	170,000	164,600
Micron Technology, Inc.
5.375%, due 4/15/28	310,000	299,258
5.875%, due 9/15/33	170,000	161,917
QUALCOMM, Inc.
2.15%, due 5/20/30 (d)	410,000	339,622
		1,442,204
Software 0.2%
Microsoft Corp.
2.525%, due 6/1/50	180,000	109,601

	Principal Amount	Value
Corporate Bonds
Software
Oracle Corp.
4.50%, due 5/6/28	$ 180,000	$ 171,561
4.65%, due 5/6/30	350,000	327,314
6.15%, due 11/9/29	160,000	162,424
		770,900
Telecommunications 0.6%
AT&T, Inc.
4.35%, due 3/1/29	775,000	721,233
5.40%, due 2/15/34 (d)	40,000	37,436
T-Mobile USA, Inc.
2.625%, due 4/15/26	545,000	504,035
2.625%, due 2/15/29	130,000	110,132
5.75%, due 1/15/34	320,000	312,167
Verizon Communications, Inc.
2.10%, due 3/22/28	300,000	257,682
3.376%, due 2/15/25	6,000	5,805
4.016%, due 12/3/29	2,000	1,814
		1,950,304
Transportation 0.1%
Norfolk Southern Corp.
3.00%, due 3/15/32	200,000	164,785
Union Pacific Corp.
2.80%, due 2/14/32	200,000	165,043
United Parcel Service, Inc.
4.45%, due 4/1/30	180,000	172,203
		502,031
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP (a)
5.75%, due 5/24/26	190,000	187,204
6.05%, due 8/1/28	130,000	128,369
		315,573
Total Corporate Bonds (Cost $46,423,346)		44,641,030
Mortgage-Backed Securities 0.3%
Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.1%
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A5
2.717%, due 2/15/53	500,000	411,786

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligation) 0.2%
A&D Mortgage Trust
Series 2023-NQM3, Class A1
6.733%, due 7/25/68 (a)(e)	$ 641,027	$ 640,200
Total Mortgage-Backed Securities (Cost $1,154,911)		1,051,986
U.S. Government & Federal Agencies 20.5%
United States Treasury Bonds 0.1%
U.S. Treasury Bonds
4.125%, due 8/15/53	215,000	195,180
4.375%, due 8/15/43 (d)	400,000	373,187
		568,367
United States Treasury Notes 20.4%
U.S. Treasury Notes
2.50%, due 5/15/24	9,400,000	9,231,461
3.875%, due 8/15/33	4,350,000	4,110,070
4.125%, due 8/31/30	14,265,000	13,845,966
4.625%, due 9/15/26	14,710,000	14,637,599
4.625%, due 9/30/28	11,520,000	11,527,200
5.00%, due 9/30/25	19,390,000	19,371,822
		72,724,118
Total U.S. Government & Federal Agencies (Cost $73,673,720)		73,292,485
Total Long-Term Bonds (Cost $125,288,787)		122,950,919

	Shares
Common Stocks 54.7%
Aerospace & Defense 1.6%
General Dynamics Corp.	13,895	3,070,378
L3Harris Technologies, Inc.	15,204	2,647,321
		5,717,699
Air Freight & Logistics 0.3%
United Parcel Service, Inc., Class B	7,600	1,184,612
Automobile Components 0.9%
Gentex Corp.	99,339	3,232,491
Banks 4.9%
JPMorgan Chase & Co.	51,137	7,415,888
M&T Bank Corp.	29,896	3,780,349
New York Community Bancorp, Inc.	265,050	3,005,667

	Shares	Value
Common Stocks
Banks
PNC Financial Services Group, Inc. (The)	27,657	$ 3,395,450
		17,597,354
Beverages 0.8%
Keurig Dr Pepper, Inc.	87,367	2,758,176
Biotechnology 0.8%
Gilead Sciences, Inc.	40,332	3,022,480
Building Products 1.4%
Fortune Brands Innovations, Inc.	32,654	2,029,772
Johnson Controls International plc	56,518	3,007,323
		5,037,095
Capital Markets 4.4%
Ares Management Corp.	29,204	3,004,215
Blackstone, Inc.	18,226	1,952,734
Intercontinental Exchange, Inc.	25,044	2,755,341
LPL Financial Holdings, Inc.	8,572	2,037,136
Morgan Stanley	37,176	3,036,164
Raymond James Financial, Inc.	30,751	3,088,323
		15,873,913
Chemicals 0.6%
Axalta Coating Systems Ltd. (f)	80,901	2,176,237
Communications Equipment 2.5%
Cisco Systems, Inc.	108,649	5,840,970
F5, Inc. (f)	18,680	3,010,095
		8,851,065
Containers & Packaging 0.5%
Sealed Air Corp.	51,292	1,685,455
Distributors 0.8%
LKQ Corp.	54,407	2,693,691
Diversified Consumer Services 0.8%
H&R Block, Inc.	68,214	2,937,295
Electric Utilities 0.7%
Exelon Corp.	66,844	2,526,035
Electrical Equipment 0.9%
Emerson Electric Co.	34,418	3,323,746

	Shares	Value
Common Stocks
Electronic Equipment, Instruments & Components 0.8%
Corning, Inc.	99,577	$ 3,034,111
Entertainment 0.8%
Electronic Arts, Inc.	22,915	2,758,966
Financial Services 0.7%
Global Payments, Inc.	20,815	2,401,843
Food Products 0.8%
Archer-Daniels-Midland Co.	40,065	3,021,702
Gas Utilities 0.7%
Atmos Energy Corp.	22,915	2,427,386
Ground Transportation 0.6%
Knight-Swift Transportation Holdings, Inc.	45,108	2,262,166
Health Care Equipment & Supplies 1.8%
Becton Dickinson & Co.	12,874	3,328,315
Boston Scientific Corp. (f)	56,051	2,959,493
		6,287,808
Health Care Providers & Services 3.2%
Centene Corp. (f)	54,444	3,750,103
Elevance Health, Inc.	9,116	3,969,289
UnitedHealth Group, Inc.	7,440	3,751,173
		11,470,565
Health Care REITs 1.0%
Welltower, Inc.	45,071	3,692,216
Hotel & Resort REITs 0.7%
Host Hotels & Resorts, Inc.	151,984	2,442,383
Household Durables 0.6%
Lennar Corp., Class A	18,300	2,053,809
Independent Power and Renewable Electricity Producers 0.5%
AES Corp. (The)	119,031	1,809,271
Insurance 3.0%
American International Group, Inc.	56,188	3,404,993
Chubb Ltd.	16,950	3,528,651

	Shares	Value
Common Stocks
Insurance
MetLife, Inc.	57,570	$ 3,621,728
		10,555,372
Interactive Media & Services 0.9%
Alphabet, Inc., Class C (f)	23,161	3,053,778
IT Services 0.7%
Amdocs Ltd.	28,053	2,370,198
Machinery 0.6%
Middleby Corp. (The) (f)	17,645	2,258,560
Media 0.7%
Omnicom Group, Inc.	32,541	2,423,654
Multi-Utilities 0.7%
Sempra	38,707	2,633,237
Oil, Gas & Consumable Fuels 5.0%
ConocoPhillips	40,229	4,819,434
Coterra Energy, Inc.	111,485	3,015,669
Diamondback Energy, Inc.	19,700	3,051,136
EOG Resources, Inc.	24,807	3,144,536
Phillips 66	32,568	3,913,045
		17,943,820
Personal Care Products 0.8%
Unilever plc, Sponsored ADR	54,988	2,716,407
Pharmaceuticals 4.0%
AstraZeneca plc, Sponsored ADR	39,050	2,644,466
Merck & Co., Inc.	47,748	4,915,657
Pfizer, Inc.	150,133	4,979,912
Roche Holding AG	7,038	1,919,721
		14,459,756
Real Estate Management & Development 0.7%
CBRE Group, Inc., Class A (f)	32,225	2,380,139
Semiconductors & Semiconductor Equipment 2.4%
Analog Devices, Inc.	15,850	2,775,176
NXP Semiconductors NV	14,343	2,867,453
QUALCOMM, Inc.	25,092	2,786,718
		8,429,347

	Shares	Value
Common Stocks
Specialized REITs 0.8%
Gaming and Leisure Properties, Inc.	65,037	$ 2,962,435
Specialty Retail 0.3%
Victoria's Secret & Co. (f)	62,310	1,039,331
Total Common Stocks (Cost $186,235,718)		195,505,604
Exchange-Traded Funds 8.8%
iShares Intermediate Government/Credit Bond ETF	116,516	11,806,566
iShares Russell 1000 Value ETF	74,027	11,238,779
Vanguard Intermediate-Term Treasury ETF	143,433	8,197,196
Total Exchange-Traded Funds (Cost $31,631,353)		31,242,541
Short-Term Investments 0.6%
Affiliated Investment Company 0.4%
MainStay U.S. Government Liquidity Fund, 5.242% (g)	1,356,165	1,356,165
Unaffiliated Investment Companies 0.2%
Goldman Sachs Financial Square Government Fund, 5.34% (g)(h)	400,000	400,000
Invesco Government & Agency Portfolio, 5.34% (g)(h)	225,469	225,469
		625,469
Total Short-Term Investments (Cost $1,981,634)		1,981,634
Total Investments (Cost $345,137,492)	98.5%	351,680,698
Other Assets, Less Liabilities	1.5	5,437,127
Net Assets	100.0%	$ 357,117,825

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of September 30, 2023.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2023.
(d)	All or a portion of this security was held on loan. As of September 30, 2023, the aggregate market value of securities on loan was $959,567; the total market value of collateral held by the Portfolio was $986,352. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $360,883. The Portfolio received cash collateral with a value of $625,469.
(e)	Step coupon—Rate shown was the rate in effect as of September 30, 2023.
(f)	Non-income producing security.

(g)	Current yield as of September 30, 2023.
(h)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 1,793	$ 27,508	$ (27,945)	$ —	$ —	$ 1,356	$ 65	$ —	1,356
Futures Contracts
As of September 30, 2023, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	151	December 2023	$ 16,084,112	$ 15,909,266	$ (174,846)
Short Contracts
U.S. Treasury 2 Year Notes	(3)	December 2023	(610,847)	(608,133)	2,714
U.S. Treasury 10 Year Notes	(1)	December 2023	(110,284)	(108,063)	2,221
U.S. Treasury 10 Year Ultra Bonds	(17)	December 2023	(1,956,562)	(1,896,562)	60,000
U.S. Treasury Long Bonds	(4)	December 2023	(481,242)	(455,125)	26,117
U.S. Treasury Ultra Bonds	(3)	December 2023	(382,870)	(356,063)	26,807
Total Short Contracts					117,859
Net Unrealized Depreciation					$ (56,987)

1.	As of September 30, 2023, cash in the amount of $146,220 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2023.
Abbreviation(s):
ADR—American Depositary Receipt
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 3,965,418	$ —	$ 3,965,418
Corporate Bonds	—	44,641,030	—	44,641,030
Mortgage-Backed Securities	—	1,051,986	—	1,051,986
U.S. Government & Federal Agencies	—	73,292,485	—	73,292,485
Total Long-Term Bonds	—	122,950,919	—	122,950,919
Common Stocks
Pharmaceuticals	12,540,035	1,919,721	—	14,459,756
All Other Industries	181,045,848	—	—	181,045,848
Total Common Stocks	193,585,883	1,919,721	—	195,505,604
Exchange-Traded Funds	31,242,541	—	—	31,242,541
Short-Term Investments
Affiliated Investment Company	1,356,165	—	—	1,356,165
Unaffiliated Investment Companies	625,469	—	—	625,469
Total Short-Term Investments	1,981,634	—	—	1,981,634
Total Investments in Securities	226,810,058	124,870,640	—	351,680,698
Other Financial Instruments
Futures Contracts (b)	117,859	—	—	117,859
Total Investments in Securities and Other Financial Instruments	$ 226,927,917	$ 124,870,640	$ —	$ 351,798,557
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (174,846)	$ —	$ —	$ (174,846)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Bond Portfolio
Portfolio of Investments September 30, 2023†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.3%
Asset-Backed Securities 5.9%
Automobile Asset-Backed Security 0.4%
Avis Budget Rental Car Funding AESOP LLC
Series 2023-8A, Class A
6.02%, due 2/20/30 (a)	$ 3,000,000	$ 2,975,339
Home Equity Asset-Backed Securities 0.1%
Chase Funding Trust
Series 2002-2, Class 1A5
6.333%, due 4/25/32 (b)	10,474	10,397
J.P. Morgan Mortgage Acquisition Trust
Series 2007-CH2, Class AF3
5.552%, due 10/25/30 (b)	408,460	213,841
Morgan Stanley Mortgage Loan Trust
Series 2006-17XS, Class A3A
6.151%, due 10/25/46 (b)	772,271	219,807
		444,045
Other Asset-Backed Securities 5.4%
522 Funding CLO Ltd.
Series 2019-4A, Class BR
7.188% (3 Month SOFR + 1.862%), due 4/20/30 (a)(c)	3,000,000	2,968,239
ALLO Issuer LLC
Series 2023-1A, Class A2
6.20%, due 6/20/53 (a)	2,200,000	2,060,490
ARES XXXVIII CLO Ltd.
Series 2015-38A, Class BR
6.988% (3 Month SOFR + 1.662%), due 4/20/30 (a)(c)	2,000,000	1,968,272
Cars Net Lease Mortgage Notes
Series 2020-1A, Class A2
2.48%, due 12/15/50 (a)	1,952,500	1,435,721
CARS-DB7 LP
Series 2023-1A, Class A2
6.50%, due 9/15/53 (a)	1,750,000	1,715,700
Cook Park CLO Ltd.
Series 2018-1A, Class B
6.97% (3 Month SOFR + 1.662%), due 4/17/30 (a)(c)	3,000,000	2,956,593
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2
4.30%, due 4/20/48 (a)	2,750,000	2,423,053
Galaxy XXI CLO Ltd.
Series 2015-21A, Class BR
6.938% (3 Month SOFR + 1.612%), due 4/20/31 (a)(c)	1,500,000	1,467,607
Oak Street Investment Grade Net Lease Fund
Series 2021-2A, Class A1
2.38%, due 11/20/51 (a)	2,324,631	2,003,091
Palmer Square CLO Ltd.
Series 2015-2A, Class A2R2
7.138% (3 Month SOFR + 1.812%), due 7/20/30 (a)(c)	2,000,000	1,978,468

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A
5.00%, due 9/15/48 (a)	$ 2,500,000	$ 2,253,020
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, due 1/15/53 (a)	2,350,000	2,137,550
Store Master Funding I-VII XIV XIX XX XXIV
Series 2023-1A, Class A1
6.19%, due 6/20/53 (a)	2,995,000	2,883,670
Texas Debt Capital CLO Ltd.
Series 2023-2A, Class A
7.116% (3 Month SOFR + 1.95%), due 7/21/35 (a)(c)	2,750,000	2,757,109
Voya CLO Ltd. (a)(c)
Series 2022-4A, Class A
7.476% (3 Month SOFR + 2.15%), due 10/20/33	2,000,000	2,000,238
Series 2022-4A, Class B
8.626% (3 Month SOFR + 3.30%), due 10/20/33	2,000,000	2,000,798
		35,009,619
Total Asset-Backed Securities (Cost $39,990,259)		38,429,003
Corporate Bonds 36.4%
Aerospace & Defense 0.6%
Boeing Co. (The)
5.15%, due 5/1/30	1,190,000	1,137,044
5.805%, due 5/1/50	495,000	448,231
HEICO Corp.
5.35%, due 8/1/33	865,000	819,247
L3Harris Technologies, Inc.
5.40%, due 7/31/33	430,000	413,347
Lockheed Martin Corp.
5.25%, due 1/15/33	1,200,000	1,185,327
		4,003,196
Auto Manufacturers 1.3%
General Motors Financial Co., Inc.
6.00%, due 1/9/28	1,225,000	1,210,004
6.05%, due 10/10/25	3,295,000	3,280,414
Hyundai Capital America
5.68%, due 6/26/28 (a)	2,350,000	2,297,489
Nissan Motor Acceptance Co. LLC
7.05%, due 9/15/28 (a)	1,800,000	1,799,689
		8,587,596
Auto Parts & Equipment 0.1%
Aptiv plc
4.15%, due 5/1/52	730,000	507,829

	Principal Amount	Value
Corporate Bonds
Banks 15.5%
ABN AMRO Bank NV
6.339% (1 Year Treasury Constant Maturity Rate + 1.65%), due 9/18/27 (a)(c)	$ 1,655,000	$ 1,650,851
Bank of America Corp. (d)
1.734%, due 7/22/27	4,150,000	3,677,561
1.922%, due 10/24/31	2,357,000	1,778,201
2.087%, due 6/14/29	1,970,000	1,649,154
5.288%, due 4/25/34	1,675,000	1,558,606
Bank of New Zealand
4.846%, due 2/7/28 (a)	3,080,000	2,961,858
Barclays plc
6.224%, due 5/9/34 (d)	390,000	369,443
7.119%, due 6/27/34 (d)	930,000	895,714
7.437% (1 Year Treasury Constant Maturity Rate + 3.50%), due 11/2/33 (c)	1,850,000	1,899,724
Citigroup, Inc. (d)
5.61%, due 9/29/26	3,705,000	3,667,329
6.174%, due 5/25/34	1,640,000	1,567,222
Citizens Bank NA
6.064%, due 10/24/25 (d)	1,750,000	1,688,467
Cooperatieve Rabobank UA
4.655% (1 Year Treasury Constant Maturity Rate + 1.75%), due 8/22/28 (a)(c)	1,495,000	1,419,519
Credit Suisse AG
7.95%, due 1/9/25	5,770,000	5,872,027
Danske Bank A/S
6.466% (1 Year Treasury Constant Maturity Rate + 2.10%), due 1/9/26 (a)(c)	3,420,000	3,413,741
Deutsche Bank AG
7.079%, due 2/10/34 (d)	1,200,000	1,084,490
Fifth Third Bancorp
6.361%, due 10/27/28 (d)	1,590,000	1,575,949
Goldman Sachs Group, Inc. (The)
5.70%, due 11/1/24	3,815,000	3,800,422
HSBC Holdings plc (d)
6.547%, due 6/20/34	1,320,000	1,251,843
7.39%, due 11/3/28	2,415,000	2,498,419
HSBC USA, Inc.
5.625%, due 3/17/25	3,405,000	3,384,840
Huntington National Bank (The)
5.65%, due 1/10/30	2,285,000	2,153,245
ING Groep NV
6.114%, due 9/11/34 (d)	1,660,000	1,612,045
JPMorgan Chase & Co. (d)
1.578%, due 4/22/27	3,505,000	3,127,973
4.565%, due 6/14/30	1,290,000	1,203,358
5.35%, due 6/1/34	1,235,000	1,171,122
5.546%, due 12/15/25	2,915,000	2,894,676
KeyBank NA
5.85%, due 11/15/27	3,015,000	2,867,271
M&T Bank Corp.
5.053%, due 1/27/34 (d)	2,065,000	1,785,730

	Principal Amount	Value
Corporate Bonds
Banks
Mitsubishi UFJ Financial Group, Inc. (c)
5.406% (1 Year Treasury Constant Maturity Rate + 1.97%), due 4/19/34	$ 880,000	$ 834,810
5.541% (1 Year Treasury Constant Maturity Rate + 1.50%), due 4/17/26	2,495,000	2,473,084
Morgan Stanley (d)
4.679%, due 7/17/26	2,590,000	2,523,102
4.889%, due 7/20/33	495,000	449,770
5.123%, due 2/1/29	605,000	582,624
6.296%, due 10/18/28	795,000	801,098
Morgan Stanley Bank NA
4.754%, due 4/21/26	1,730,000	1,690,994
National Securities Clearing Corp.
5.00%, due 5/30/28 (a)	1,490,000	1,457,459
NatWest Group plc
5.847% (1 Year Treasury Constant Maturity Rate + 1.35%), due 3/2/27 (c)	3,415,000	3,370,487
PNC Financial Services Group, Inc. (The) (d)
5.582%, due 6/12/29	785,000	761,539
5.812%, due 6/12/26	1,670,000	1,656,674
Royal Bank of Canada
5.66%, due 10/25/24	3,345,000	3,333,103
Truist Financial Corp.
5.122%, due 1/26/34 (d)	1,715,000	1,533,121
U.S. Bancorp (d)
2.677%, due 1/27/33	2,210,000	1,663,535
5.775%, due 6/12/29	1,985,000	1,932,160
5.836%, due 6/12/34	425,000	400,839
UBS Group AG (a)
6.301% (1 Year Treasury Constant Maturity Rate + 2.00%), due 9/22/34 (c)	1,305,000	1,274,539
6.327% (1 Year Treasury Constant Maturity Rate + 1.60%), due 12/22/27 (c)	2,310,000	2,306,290
6.442%, due 8/11/28 (d)	2,485,000	2,482,864
Wells Fargo & Co. (d)
4.54%, due 8/15/26	2,735,000	2,656,392
5.389%, due 4/24/34	1,705,000	1,594,017
		100,259,301
Beverages 0.8%
Anheuser-Busch InBev Worldwide, Inc.
5.55%, due 1/23/49	1,770,000	1,695,293
Constellation Brands, Inc.
4.90%, due 5/1/33	1,595,000	1,480,337
Keurig Dr Pepper, Inc.
3.20%, due 5/1/30	825,000	711,460
4.05%, due 4/15/32	765,000	676,274
PepsiCo, Inc.
2.625%, due 10/21/41	1,230,000	836,677
		5,400,041

	Principal Amount	Value
Corporate Bonds
Biotechnology 0.2%
Amgen, Inc.
4.875%, due 3/1/53	$ 605,000	$ 503,171
5.25%, due 3/2/30	805,000	786,474
		1,289,645
Chemicals 0.4%
Celanese US Holdings LLC
6.33%, due 7/15/29	1,000,000	980,211
6.379%, due 7/15/32	480,000	462,491
6.55%, due 11/15/30	955,000	934,592
FMC Corp.
6.375%, due 5/18/53	555,000	490,939
		2,868,233
Commercial Services 0.3%
Global Payments, Inc.
2.15%, due 1/15/27	1,970,000	1,736,798
Computers 0.2%
Apple, Inc.
2.65%, due 2/8/51	1,210,000	733,910
Dell International LLC
5.75%, due 2/1/33	630,000	612,123
		1,346,033
Diversified Financial Services 1.5%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	1,670,000	1,431,988
Air Lease Corp.
0.70%, due 2/15/24	1,550,000	1,518,838
1.875%, due 8/15/26	2,095,000	1,861,304
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (a)	3,000,000	3,004,848
Intercontinental Exchange, Inc.
4.35%, due 6/15/29	1,625,000	1,528,035
5.20%, due 6/15/62	565,000	494,138
		9,839,151
Electric 4.1%
AEP Texas, Inc.
5.40%, due 6/1/33	90,000	85,802
AEP Transmission Co. LLC
Series O
4.50%, due 6/15/52	235,000	190,378
American Electric Power Co., Inc.
5.625%, due 3/1/33	865,000	837,022
Arizona Public Service Co.
5.55%, due 8/1/33	1,700,000	1,647,932

	Principal Amount	Value
Corporate Bonds
Electric
Baltimore Gas and Electric Co.
5.40%, due 6/1/53	$ 505,000	$ 464,082
Dayton Power & Light Co. (The)
3.95%, due 6/15/49	500,000	352,344
Duke Energy Corp.
2.45%, due 6/1/30	960,000	779,500
5.00%, due 8/15/52	365,000	303,412
Duke Energy Indiana LLC
6.45%, due 4/1/39	600,000	619,996
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	205,000	197,909
5.65%, due 4/1/53	110,000	103,748
Enel Finance America LLC
7.10%, due 10/14/27 (a)	2,280,000	2,358,590
Entergy Arkansas LLC
5.15%, due 1/15/33	1,695,000	1,627,048
Florida Power & Light Co.
5.05%, due 4/1/28	2,550,000	2,517,588
Georgia Power Co.
4.30%, due 3/15/42	141,000	112,794
4.95%, due 5/17/33	1,735,000	1,626,282
National Rural Utilities Cooperative Finance Corp.
5.05%, due 9/15/28	1,345,000	1,321,323
NextEra Energy Capital Holdings, Inc.
6.051%, due 3/1/25	1,120,000	1,121,695
NSTAR Electric Co.
4.55%, due 6/1/52	1,060,000	859,485
Oklahoma Gas and Electric Co.
5.60%, due 4/1/53	700,000	653,917
Pacific Gas and Electric Co.
5.45%, due 6/15/27	2,090,000	2,011,480
6.10%, due 1/15/29	965,000	942,538
6.40%, due 6/15/33	445,000	428,906
6.75%, due 1/15/53	1,025,000	960,399
PECO Energy Co.
4.90%, due 6/15/33	1,255,000	1,193,883
Southern California Edison Co.
5.30%, due 3/1/28	760,000	750,123
5.70%, due 3/1/53	195,000	179,157
5.95%, due 11/1/32	885,000	882,637
Southern Co. (The)
5.15%, due 10/6/25	770,000	762,222
5.70%, due 10/15/32	370,000	363,424
		26,255,616
Entertainment 0.3%
Warnermedia Holdings, Inc.
4.054%, due 3/15/29	535,000	476,664

	Principal Amount	Value
Corporate Bonds
Entertainment
Warnermedia Holdings, Inc.
5.05%, due 3/15/42	$ 1,050,000	$ 812,058
5.141%, due 3/15/52	560,000	416,103
		1,704,825
Environmental Control 0.2%
Waste Connections, Inc.
2.60%, due 2/1/30	1,785,000	1,498,756
Food 0.0% ‡
Kraft Heinz Foods Co.
4.875%, due 10/1/49	275,000	229,553
Gas 0.4%
CenterPoint Energy Resources Corp.
1.75%, due 10/1/30	1,945,000	1,504,214
NiSource, Inc.
5.65%, due 2/1/45	590,000	533,761
Southwest Gas Corp.
5.45%, due 3/23/28	445,000	438,045
		2,476,020
Healthcare-Products 0.4%
Baxter International, Inc.
2.539%, due 2/1/32	1,090,000	844,078
3.132%, due 12/1/51	620,000	368,934
Thermo Fisher Scientific, Inc.
4.95%, due 11/21/32	1,305,000	1,254,383
		2,467,395
Healthcare-Services 0.4%
HCA, Inc.
4.625%, due 3/15/52	85,000	63,818
5.50%, due 6/1/33	1,725,000	1,631,373
UnitedHealth Group, Inc.
6.05%, due 2/15/63	825,000	834,734
		2,529,925
Insurance 0.6%
Corebridge Financial, Inc.
3.85%, due 4/5/29	370,000	332,365
4.35%, due 4/5/42	190,000	143,667
MetLife, Inc.
5.875%, due 2/6/41	660,000	643,160
Metropolitan Life Global Funding I
5.15%, due 3/28/33 (a)	1,300,000	1,231,035
Prudential Financial, Inc.
3.935%, due 12/7/49	225,000	161,781

	Principal Amount	Value
Corporate Bonds
Insurance
Reinsurance Group of America, Inc.
6.00%, due 9/15/33	$ 1,730,000	$ 1,669,190
		4,181,198
Internet 0.4%
Amazon.com, Inc.
3.10%, due 5/12/51	1,035,000	683,013
3.95%, due 4/13/52	710,000	548,793
Meta Platforms, Inc.
3.85%, due 8/15/32	1,115,000	989,222
4.45%, due 8/15/52	425,000	336,415
		2,557,443
Investment Companies 0.3%
Blackstone Private Credit Fund
7.05%, due 9/29/25	1,870,000	1,872,870
Iron & Steel 0.2%
Nucor Corp.
2.00%, due 6/1/25	1,550,000	1,455,323
Media 0.4%
Charter Communications Operating LLC
5.50%, due 4/1/63	745,000	551,112
Comcast Corp.
4.60%, due 10/15/38	740,000	648,391
Paramount Global
4.20%, due 5/19/32	555,000	441,206
4.375%, due 3/15/43	1,640,000	1,060,734
		2,701,443
Miscellaneous—Manufacturing 0.0% ‡
3M Co.
3.625%, due 10/15/47	410,000	283,257
Oil & Gas 0.3%
Phillips 66 Co.
3.15%, due 12/15/29	2,395,000	2,071,673
Packaging & Containers 0.1%
Berry Global, Inc.
5.50%, due 4/15/28 (a)	865,000	835,560
Pharmaceuticals 0.7%
AbbVie, Inc.
2.95%, due 11/21/26	850,000	788,809
4.05%, due 11/21/39	135,000	110,447

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals
Cigna Group (The)
4.90%, due 12/15/48	$ 1,025,000	$ 863,791
CVS Health Corp.
5.30%, due 6/1/33	850,000	805,088
Eli Lilly & Co.
3.375%, due 3/15/29	1,215,000	1,118,493
Merck & Co., Inc.
5.00%, due 5/17/53	290,000	263,744
5.15%, due 5/17/63	260,000	237,113
Pfizer Investment Enterprises Pte. Ltd.
5.30%, due 5/19/53	370,000	343,786
		4,531,271
Pipelines 1.8%
Cheniere Energy Partners LP
3.25%, due 1/31/32	590,000	468,931
5.95%, due 6/30/33 (a)	595,000	573,860
Columbia Pipelines Operating Co. LLC
6.714%, due 8/15/63 (a)	910,000	888,464
Energy Transfer LP
5.00%, due 5/15/50	1,045,000	819,748
Enterprise Products Operating LLC
4.80%, due 2/1/49	550,000	465,881
5.35%, due 1/31/33	1,700,000	1,662,001
Kinder Morgan, Inc.
5.45%, due 8/1/52	390,000	331,484
MPLX LP
4.95%, due 9/1/32	875,000	796,873
ONEOK, Inc.
5.55%, due 11/1/26	980,000	973,611
5.85%, due 1/15/26	1,615,000	1,616,084
6.05%, due 9/1/33	390,000	383,148
6.625%, due 9/1/53	265,000	259,489
Targa Resources Corp.
6.125%, due 3/15/33	1,700,000	1,666,511
Williams Cos., Inc. (The)
4.85%, due 3/1/48	570,000	455,383
		11,361,468
Real Estate Investment Trusts 0.8%
American Tower Corp.
5.65%, due 3/15/33	1,950,000	1,874,470
Simon Property Group LP
1.75%, due 2/1/28	1,950,000	1,654,170
Sun Communities Operating LP
2.70%, due 7/15/31	1,800,000	1,385,327
		4,913,967

	Principal Amount	Value
Corporate Bonds
Retail 0.6%
AutoZone, Inc.
5.20%, due 8/1/33	$ 1,710,000	$ 1,600,622
Home Depot, Inc. (The)
4.95%, due 9/15/52	1,070,000	956,995
Lowe's Cos., Inc.
5.15%, due 7/1/33	450,000	426,885
5.625%, due 4/15/53	625,000	568,073
5.75%, due 7/1/53	230,000	214,550
		3,767,125
Semiconductors 0.8%
Broadcom, Inc. (a)
2.45%, due 2/15/31	1,250,000	977,006
3.469%, due 4/15/34	835,000	655,818
Intel Corp.
5.20%, due 2/10/33	605,000	585,784
5.70%, due 2/10/53	960,000	900,242
5.90%, due 2/10/63	205,000	194,337
Micron Technology, Inc.
6.75%, due 11/1/29	1,210,000	1,229,414
QUALCOMM, Inc.
4.50%, due 5/20/52	260,000	213,202
Texas Instruments, Inc.
5.05%, due 5/18/63	90,000	79,770
		4,835,573
Software 0.5%
Microsoft Corp.
2.525%, due 6/1/50	965,000	587,583
Oracle Corp.
3.95%, due 3/25/51	360,000	246,796
4.65%, due 5/6/30	1,745,000	1,631,895
5.55%, due 2/6/53	850,000	744,739
		3,211,013
Telecommunications 1.3%
AT&T, Inc.
3.50%, due 9/15/53	730,000	451,030
3.55%, due 9/15/55	997,000	610,321
4.35%, due 3/1/29	1,464,000	1,362,432
5.40%, due 2/15/34	1,565,000	1,464,681
T-Mobile USA, Inc.
2.625%, due 2/15/29	2,095,000	1,774,827
3.40%, due 10/15/52	400,000	249,858
5.75%, due 1/15/34	1,680,000	1,638,877

	Principal Amount	Value
Corporate Bonds
Telecommunications
Verizon Communications, Inc.
3.40%, due 3/22/41	$ 685,000	$ 485,625
4.50%, due 8/10/33	705,000	627,693
		8,665,344
Transportation 0.7%
FedEx Corp.
5.25%, due 5/15/50	970,000	854,098
Norfolk Southern Corp.
3.00%, due 3/15/32	1,005,000	828,047
3.05%, due 5/15/50	605,000	375,298
Union Pacific Corp.
2.80%, due 2/14/32	2,060,000	1,699,940
United Parcel Service, Inc.
5.30%, due 4/1/50	520,000	495,244
		4,252,627
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP (a)
5.75%, due 5/24/26	940,000	926,167
6.05%, due 8/1/28	670,000	661,596
		1,587,763
Total Corporate Bonds (Cost $247,311,303)		236,084,831
Mortgage-Backed Securities 6.2%
Agency (Collateralized Mortgage Obligations) 2.3%
FHLMC
REMIC, Series 5184, Class AB
2.50%, due 5/25/48	2,115,929	1,794,361
FHLMC, Strips
REMIC, Series 390, Class C5
2.00%, due 4/15/42 (e)	2,508,359	227,637
FNMA
REMIC, Series 2023-2, Class DI
2.00%, due 5/25/51 (e)	16,892,616	2,233,190
REMIC, Series 2022-19, Class LA
3.00%, due 2/25/47	2,727,753	2,426,926
FNMA, Strips (e)
REMIC, Series 432, Class C6
2.00%, due 4/25/42 (f)	13,452,617	1,312,634
REMIC, Series 365, Class 13
5.50%, due 5/25/36	7,890,264	1,513,313
UMBS, Single Family, 30 Year (g)
2.00%, due 10/25/53 TBA	4,400,000	3,346,406
2.50%, due 10/25/53 TBA	2,900,000	2,301,530
		15,155,997

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.3%
BWAY Mortgage Trust
Series 2013-1515, Class A2
3.454%, due 3/10/33 (a)	$ 2,000,000	$ 1,878,192
CENT Trust
Series 2023-CITY, Class A
7.952% (1 Month SOFR + 2.62%), due 9/15/28 (a)(c)	2,400,000	2,398,963
FNMA, ACES
REMIC, Series 2019-M12, Class X3
0.717%, due 6/25/29 (e)(h)	77,000,000	2,251,264
GNMA (e)
REMIC, Series 2023-127
0.432%, due 7/16/57 (h)	99,110,534	1,588,960
REMIC, Series 2023-108
0.701%, due 8/16/59 (h)	63,349,379	2,232,401
REMIC, Series 2020-190
1.049%, due 11/16/62 (h)	29,392,922	2,165,197
REMIC, Series 2021-35, Class IX
1.198%, due 12/16/62 (i)	24,839,448	2,013,739
		14,528,716
Whole Loan (Collateralized Mortgage Obligations) 1.6%
A&D Mortgage Trust (a)(b)
Series 2023-NQM3, Class A1
6.733%, due 7/25/68	1,972,391	1,969,847
Series 2023-NQM3, Class A2
7.139%, due 7/25/68	2,958,586	2,953,899
GCAT Trust
Series 2023-NQM3, Class A1
6.889%, due 8/25/68 (a)(i)	3,000,000	3,000,063
OBX Trust
Series 2023-NQM5, Class A1A
6.567%, due 6/25/63 (a)(b)	2,390,084	2,390,990
		10,314,799
Total Mortgage-Backed Securities (Cost $40,298,365)		39,999,512
U.S. Government & Federal Agencies 49.8%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 7.8%
FHLMC Gold Pools, 15 Year
5.00%, due 3/1/25	3,340	3,266
FHLMC Gold Pools, 30 Year
6.50%, due 11/1/35	1,904	1,915
6.50%, due 8/1/37	13,246	13,451
UMBS Pool, 30 Year
2.00%, due 8/1/50	3,308,237	2,533,925
2.00%, due 9/1/50	1,972,368	1,509,798
2.00%, due 11/1/50	2,642,288	2,041,454

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
UMBS Pool, 30 Year
2.50%, due 7/1/50	$ 4,316,931	$ 3,484,314
2.50%, due 7/1/50	2,658,265	2,145,125
2.50%, due 10/1/50	2,406,809	1,940,199
2.50%, due 11/1/50	1,980,554	1,598,373
2.50%, due 11/1/50	2,649,251	2,149,292
2.50%, due 2/1/51	2,954,201	2,402,277
2.50%, due 10/1/51	2,180,326	1,757,353
2.50%, due 4/1/52	2,397,613	1,926,589
3.00%, due 3/1/52	4,687,539	3,959,128
3.50%, due 10/1/51	1,980,526	1,734,699
3.50%, due 11/1/51	3,268,839	2,819,249
4.00%, due 5/1/52	2,292,041	2,072,397
4.50%, due 5/1/52	1,986,372	1,850,712
5.00%, due 12/1/52	2,585,415	2,444,554
5.00%, due 7/1/53	2,453,430	2,322,878
5.50%, due 10/1/52	4,326,860	4,209,705
6.00%, due 11/1/52	3,061,222	3,044,780
6.00%, due 3/1/53	2,600,000	2,579,931
		50,545,364
Federal National Mortgage Association (Mortgage Pass-Through Securities) 10.5%
UMBS, 15 Year
4.50%, due 5/1/24	13,287	12,880
5.00%, due 12/1/23	26	25
5.00%, due 12/1/23	453	445
UMBS, 30 Year
2.00%, due 8/1/50	3,541,955	2,724,560
2.00%, due 12/1/50	7,745,925	5,929,830
2.00%, due 12/1/50	3,423,308	2,618,276
2.00%, due 3/1/51	3,732,679	2,884,266
2.00%, due 3/1/51	3,610,463	2,758,303
2.50%, due 5/1/43	238,379	192,243
2.50%, due 9/1/50 (j)	2,112,853	1,710,963
2.50%, due 1/1/51	2,199,324	1,774,716
2.50%, due 8/1/51	4,701,728	3,808,038
2.50%, due 10/1/51	3,685,873	2,959,574
2.50%, due 10/1/51	3,010,103	2,440,853
2.50%, due 11/1/51	3,269,808	2,648,965
3.00%, due 11/1/48	3,000,000	2,536,205
3.00%, due 2/1/50 (j)	5,017,660	4,240,951
3.00%, due 6/1/51	2,915,739	2,477,325
3.00%, due 1/1/52	3,691,670	3,090,508
3.50%, due 7/1/47	4,399,201	3,903,371
3.50%, due 3/1/52	2,662,531	2,293,637
4.00%, due 5/1/52	5,202,208	4,669,212
4.50%, due 7/1/52	2,840,207	2,610,544
5.50%, due 12/1/52 (j)	4,773,380	4,646,391

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
6.00%, due 9/1/53	$ 2,500,000	$ 2,481,907
6.50%, due 10/1/36	10,218	10,471
6.50%, due 8/1/37	1,851	1,860
6.50%, due 11/1/52	2,680,415	2,709,576
7.00%, due 9/1/37	16,104	16,533
7.00%, due 10/1/37	267	278
7.00%, due 11/1/37	3,624	3,725
7.50%, due 7/1/28	3,687	3,676
		68,160,107
Government National Mortgage Association (Mortgage Pass-Through Securities) 4.0%
GNMA I, Single Family, 30 Year
4.00%, due 3/15/44	19,431	17,883
4.00%, due 7/15/44	128,517	117,639
4.00%, due 7/15/45	59,414	55,024
4.50%, due 6/15/39	309,928	302,749
4.50%, due 6/15/40	129,106	123,383
GNMA II, 30 Year
2.50%, due 1/20/51	1,918,094	1,548,022
2.50%, due 3/20/51	3,854,363	3,143,169
2.50%, due 4/20/51	4,804,696	3,916,588
4.50%, due 9/20/52	3,034,487	2,808,046
GNMA II, Single Family, 30 Year
2.00%, due 6/20/51	2,152,634	1,706,773
3.00%, due 8/20/51	3,080,379	2,618,730
3.00%, due 10/20/51	3,325,682	2,826,860
3.50%, due 2/20/50	3,223,362	2,842,708
4.00%, due 4/20/52	2,242,175	2,020,583
5.00%, due 7/20/52	1,633,237	1,548,762
		25,596,919
United States Treasury Bonds 3.7%
U.S. Treasury Bonds
1.875%, due 2/15/41	3,770,000	2,431,945
1.875%, due 11/15/51	4,700,000	2,619,699
2.375%, due 2/15/42	2,140,000	1,479,191
2.875%, due 5/15/52	3,710,000	2,630,477
3.25%, due 5/15/42	500,000	398,438
4.125%, due 8/15/53	11,040,000	10,022,250
4.375%, due 8/15/43	5,050,000	4,711,492
		24,293,492
United States Treasury Notes 23.8%
U.S. Treasury Notes
2.50%, due 5/15/24	19,650,000	19,297,682
3.875%, due 8/15/33	1,955,000	1,847,169
4.125%, due 8/31/30	53,200,000	51,637,250
4.625%, due 9/15/26	24,375,000	24,255,029

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
4.625%, due 9/30/28	$ 26,925,000	$ 26,941,828
5.00%, due 9/30/25	30,000,000	29,971,875
		153,950,833
Total U.S. Government & Federal Agencies (Cost $338,702,922)		322,546,715
Total Long-Term Bonds (Cost $666,302,849)		637,060,061

	Shares
Short-Term Investment 4.3%
Unaffiliated Investment Company 4.3%
JPMorgan U.S. Government Money Market Fund, IM Class, 5.272% (k)	28,083,182	28,083,182
Total Short-Term Investment (Cost $28,083,182)		28,083,182
Total Investments (Cost $694,386,031)	102.6%	665,143,243
Other Assets, Less Liabilities	(2.6)	(17,038,174)
Net Assets	100.0%	$ 648,105,069

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon—Rate shown was the rate in effect as of September 30, 2023.
(c)	Floating rate—Rate shown was the rate in effect as of September 30, 2023.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2023.
(e)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(f)	Illiquid security—As of September 30, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $1,312,634, which represented 0.2% of the Portfolio’s net assets.
(g)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2023, the total net market value was $5,647,936, which represented 0.9% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(h)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2023.
(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2023.
(j)	Delayed delivery security.
(k)	Current yield as of September 30, 2023.

Futures Contracts
As of September 30, 2023, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	421	December 2023	$ 44,807,695	$ 44,356,297	$ (451,398)
U.S. Treasury Ultra Bonds	349	December 2023	44,472,313	41,421,938	(3,050,375)
Total Long Contracts					(3,501,773)
Short Contracts
U.S. Treasury 10 Year Notes	(135)	December 2023	(14,888,305)	(14,588,438)	299,867
U.S. Treasury 10 Year Ultra Bonds	(73)	December 2023	(8,401,711)	(8,144,063)	257,648
Total Short Contracts					557,515
Net Unrealized Depreciation					$ (2,944,258)

1.	As of September 30, 2023, cash in the amount of $2,343,465 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2023.

Abbreviation(s):
ACES—Alternative Credit Enhancement Securities
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 38,429,003	$ —	$ 38,429,003
Corporate Bonds	—	236,084,831	—	236,084,831
Mortgage-Backed Securities	—	39,999,512	—	39,999,512
U.S. Government & Federal Agencies	—	322,546,715	—	322,546,715
Total Long-Term Bonds	—	637,060,061	—	637,060,061
Short-Term Investment
Unaffiliated Investment Company	28,083,182	—	—	28,083,182
Total Investments in Securities	28,083,182	637,060,061	—	665,143,243
Other Financial Instruments
Futures Contracts (b)	557,515	—	—	557,515
Total Investments in Securities and Other Financial Instruments	$ 28,640,697	$ 637,060,061	$ —	$ 665,700,758
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (3,501,773)	$ —	$ —	$ (3,501,773)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Conservative Allocation Portfolio
Portfolio of Investments September 30, 2023†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 89.9%
Equity Funds 35.9%
IndexIQ ETF Trust IQ U.S. Large Cap ETF	239,284	$ 7,662,592
IndexIQ ETF Trust IQ U.S. Small Cap ETF	102,555	3,189,337
IQ 500 International ETF	248,760	7,597,354
IQ Candriam International Equity ETF	290,295	7,465,952
IQ Candriam U.S. Large Cap Equity ETF	275,393	10,294,934
IQ Candriam U.S. Mid Cap Equity ETF	217,897	5,812,620
IQ FTSE International Equity Currency Neutral ETF	394,664	9,132,525
MainStay Epoch Capital Growth Fund Class I	126,565	1,569,110
MainStay Epoch International Choice Fund Class I	122,346	4,485,818
MainStay Fiera SMID Growth Fund Class R6 (a)	385,237	5,749,202
MainStay PineStone U.S. Equity Fund Class R6 (a)	281,287	4,460,192
MainStay VP American Century Sustainable Equity Portfolio Initial Class	729,394	8,978,620
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class	1,005,590	6,697,631
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	466,488	7,835,179
MainStay VP PineStone International Equity Portfolio Initial Class	459,249	4,331,087
MainStay VP S&P 500 Index Portfolio Initial Class	86,089	6,778,839
MainStay VP Small Cap Growth Portfolio Initial Class	518,511	5,083,429
MainStay VP Wellington Growth Portfolio Initial Class	491,726	10,580,268
MainStay VP Wellington Mid Cap Portfolio Initial Class	780,374	5,899,705
MainStay VP Wellington Small Cap Portfolio Initial Class	525,159	4,062,002
MainStay VP Wellington U.S. Equity Portfolio Initial Class	224,615	5,314,425
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	474,787	10,905,955
MainStay WMC Enduring Capital Fund Class R6	149,701	4,663,254
MainStay WMC International Research Equity Fund Class I	656,286	4,472,852
MainStay WMC Value Fund Class R6	247,807	7,199,291
Total Equity Funds (Cost $165,639,696)		160,222,173
Fixed Income Funds 54.0%
IQ MacKay ESG Core Plus Bond ETF (a)	1,333,403	26,668,060
IQ Mackay ESG High Income ETF (a)	294,215	7,495,127
MainStay MacKay Short Duration High Yield Fund Class I	2,094,549	19,350,285
MainStay Short Term Bond Fund Class I (a)	1,026,740	9,222,075
MainStay VP Bond Portfolio Initial Class (a)	2,110,854	25,162,862
MainStay VP Floating Rate Portfolio Initial Class (a)	2,987,690	25,479,323
MainStay VP Indexed Bond Portfolio Initial Class (a)	13,791,292	115,889,610
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	830,940	7,569,697
MainStay VP PIMCO Real Return Portfolio Initial Class	558,187	4,551,679
Total Fixed Income Funds (Cost $279,465,671)		241,388,718
Total Affiliated Investment Companies (Cost $445,105,367)		401,610,891

	Shares	Value
Short-Term Investment 10.3%
Affiliated Investment Company 10.3%
MainStay U.S. Government Liquidity Fund, 5.242% (b)	45,685,728	$ 45,685,728
Total Short-Term Investment (Cost $45,685,728)	10.3%	45,685,728
Total Investments (Cost $490,791,095)	100.2%	447,296,619
Other Assets, Less Liabilities	(0.2)	(692,537)
Net Assets	100.0%	$ 446,604,082

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of September 30, 2023, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of September 30, 2023.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IndexIQ ETF Trust IQ U.S. Large Cap ETF	$ 10,544	$ —	$ (3,179)	$ 829	$ (531)	$ 7,663	$ 118	$ —	239
IndexIQ ETF Trust IQ U.S. Small Cap ETF	5,732	1,164	(3,679)	831	(859)	3,189	49	—	103
IQ 500 International ETF	8,664	170	(1,927)	156	534	7,597	199	—	249
IQ Candriam International Equity ETF	8,631	139	(1,671)	365	2	7,466	207	—	290
IQ Candriam U.S. Large Cap Equity ETF	13,462	108	(5,503)	1,429	799	10,295	123	—	275
IQ Candriam U.S. Mid Cap Equity ETF	—	6,861	(739)	29	(338)	5,813	18	—	218
IQ FTSE International Equity Currency Neutral ETF	10,112	70	(1,903)	264	590	9,133	175	—	395
IQ MacKay ESG Core Plus Bond ETF	30,115	235	(2,858)	(423)	(401)	26,668	891	—	1,333
IQ Mackay ESG High Income ETF	—	7,947	(371)	—	(81)	7,495	174	—	294
MainStay Epoch Capital Growth Fund Class I	1,798	—	(479)	(55)	305	1,569	—	—	127
MainStay Epoch International Choice Fund Class I	5,146	40	(1,150)	71	379	4,486	—	—	122
MainStay Fiera SMID Growth Fund Class R6	—	5,995	—	—	(246)	5,749	—	—	385
MainStay MacKay Short Duration High Yield Fund Class I	21,988	897	(3,799)	(113)	377	19,350	897	—	2,095
MainStay PineStone U.S. Equity Fund Class R6	—	4,607	—	—	(147)	4,460	—	—	281
MainStay Short Term Bond Fund Class I	—	9,808	(437)	(5)	(144)	9,222	194	—	1,027
MainStay U.S. Government Liquidity Fund	50,554	76,393	(81,261)	—	—	45,686	1,659	—	45,686
MainStay VP American Century Sustainable Equity Portfolio Initial Class	11,908	70	(4,359)	1,378	(18)	8,979	—	—	729
MainStay VP Bond Portfolio Initial Class	28,504	3	(3,088)	(488)	232	25,163	—	—	2,111
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class	7,756	68	(1,257)	(303)	434	6,698	—	—	1,006
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	10,918	—	(3,128)	279	(234)	7,835	—	—	466
MainStay VP Floating Rate Portfolio Initial Class	39,427	1,923	(16,606)	(760)	1,495	25,479	1,923	—	2,988
MainStay VP Indexed Bond Portfolio Initial Class	130,714	302	(13,993)	(1,628)	495	115,890	—	—	13,791

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	$ 17,222	$ —	$ (10,461)	$ (800)	$ 1,609	$ 7,570	$ —	$ —	831
MainStay VP PIMCO Real Return Portfolio Initial Class	4,942	156	(516)	(18)	(12)	4,552	—	—	558
MainStay VP PineStone International Equity Portfolio Initial Class (a)	5,125	183	(620)	(325)	(32)	4,331	—	—	459
MainStay VP S&P 500 Index Portfolio Initial Class	7,718	—	(1,906)	298	669	6,779	—	—	86
MainStay VP Small Cap Growth Portfolio Initial Class	7,726	232	(3,322)	(1,238)	1,685	5,083	—	—	519
MainStay VP Wellington Growth Portfolio Initial Class	13,421	111	(5,784)	(5,469)	8,301	10,580	—	—	492
MainStay VP Wellington Mid Cap Portfolio Initial Class	8,619	333	(3,335)	(2,234)	2,517	5,900	—	—	780
MainStay VP Wellington Small Cap Portfolio Initial Class	6,680	802	(3,574)	(1,204)	1,358	4,062	—	—	525
MainStay VP Wellington U.S. Equity Portfolio Initial Class	6,274	164	(1,802)	(717)	1,395	5,314	—	—	225
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	13,076	286	(5,134)	(70)	2,748	10,906	—	—	475
MainStay WMC Enduring Capital Fund Class R6	6,120	119	(1,898)	(91)	413	4,663	—	—	150
MainStay WMC International Research Equity Fund Class I	5,237	42	(1,059)	(70)	323	4,473	—	—	656
MainStay WMC Value Fund Class R6	10,306	1	(3,262)	(381)	535	7,199	—	—	248
	$508,439	$119,229	$(194,060)	$(10,463)	$24,152	$447,297	$6,627	$—

(a)	Prior to August 28, 2023, known as MainStay VP MacKay International Equity Portfolio Initial Class.
Swap Contracts
Open OTC total return equity swap contracts as of September 30, 2023 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank N.A.	Citi Leveraged Loan Basket	1 day FEDF minus 0.20%	12/4/23	Daily	(5,444)	$ —
Citibank N.A.	Citi Zombie Company Basket	1 day FEDF minus 0.50%	12/4/23	Daily	(4,814)	—
Citibank N.A.	Invesco S&P 500 Low Volatility ETF	1 day FEDF plus 0.45%	12/4/23	Daily	4,575	—
Citibank N.A.	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.37%	12/4/23	Daily	21,837	—
Citibank N.A.	iShares MSCI EAFE ETF	1 day FEDF minus 1.25%	12/4/23	Daily	(6,885)	—
Citibank N.A.	iShares MSCI Emerging Markets ETF	1 day FEDF minus 0.54%	12/4/23	Daily	(2,638)	—
JPMorgan Chase Bank N.A.	iShares MSCI Japan ETF	1 day FEDF plus 0.15%	4/24/24 - 5/7/24	Daily	13,407	—
JPMorgan Chase Bank N.A.	Materials Select Sector SPDR Fund	1 day FEDF plus 0.18%	2/5/24	Daily	4,837	—
Citibank N.A.	Russell 1000 Growth Total Return Index	1 day FEDF minus 0.20%	12/4/23	Daily	(6,877)	—
JPMorgan Chase Bank N.A.	Russell 2000 Total Return Index	1 day FEDF minus 0.15% - plus 0.02%	4/9/24 - 5/7/24	Daily	(19,249)	—
Citibank N.A.	S&P 400 Total Return	1 day FEDF plus 0.31%	12/4/23	Daily	11,789	—
JPMorgan Chase Bank N.A.	S&P 500 Equal Weight	1 day FEDF plus 0.30% - 0.51%	5/7/24	Daily	20,195	—
Citibank N.A.	S&P 500 Health Care Sector	1 day FEDF plus 0.45%	12/4/23	Daily	4,797	—
Citibank N.A.	S&P 500 Total Return Index	1 day FEDF plus 0.05%	12/4/23	Daily	(21,499)	—
Citibank N.A.	S&P 500 Utilities Sector	1 day FEDF plus 0.50%	12/4/23	Daily	4,469	—
Citibank N.A.	S&P 600 Total Return	1 day FEDF plus 0.40%	12/4/23	Daily	22,349	—
Citibank N.A.	Vanguard FTSE Europe ETF	1 day FEDF minus 5.00%	12/4/23	Daily	(4,490)	—
						$ —

The following table represents the basket holdings underlying the total return swap with Citi Leveraged Loan Basket as of September 30, 2023.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
AerCap Holdings NV	(2,042)	(225,880)	—	4.15
Apollo Commercial Real Estate Finance, Inc.	(387)	(42,762)	—	0.78
Atlantica Sustainable Infrastructure plc	(252)	(27,899)	—	0.51
Brandywine Realty Trust	(403)	(44,560)	—	0.82
Carnival Corp.	(6,077)	(672,353)	—	12.35
Chart Industries, Inc.	(2,839)	(314,100)	—	5.77
Coherent Corp.	(895)	(99,019)	—	1.82
CommScope Holding Co, Inc.	(171)	(18,893)	—	0.35
Crane NXT Co	(1,603)	(177,328)	—	3.26
Cushman & Wakefield plc	(394)	(43,614)	—	0.80
Delta Air Lines, Inc.	(4,768)	(527,552)	—	9.69
Designer Brands, Inc.	(526)	(58,222)	—	1.07
DigitalBridge Group, Inc.	(737)	(81,572)	—	1.50
Elanco Animal Health, Inc.	(2,119)	(234,483)	—	4.31
Entegris, Inc.	(2,813)	(311,189)	—	5.72
Fidelity National Information Services, Inc.	(4,473)	(494,882)	—	9.09
Hanesbrands, Inc.	(1,018)	(112,586)	—	2.07
JetBlue Airways Corp.	(695)	(76,869)	—	1.41
Lumen Technologies, Inc.	(1,137)	(125,816)	—	2.31
MKS Instruments, Inc.	(1,026)	(113,534)	—	2.08
Oatly Group AB	(87)	(9,624)	—	0.18
Opendoor Technologies, Inc.	(1,124)	(124,318)	—	2.28
Par Pacific Holdings, Inc.	(677)	(74,906)	—	1.38
PureCycle Technologies, Inc.	(309)	(34,143)	—	0.63
Scorpio Tankers, Inc.	(1,352)	(149,601)	—	2.75
Topgolf Callaway Brands Corp.	(464)	(51,302)	—	0.94
Uber Technologies, Inc.	(6,572)	(727,111)	—	13.36
United Airlines Holdings, Inc.	(4,244)	(469,589)	—	8.63
The following table represents the basket holdings underlying the total return swap with Citi Zombie Company Basket as of September 30, 2023.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Alteryx Inc.	(556)	(57,581)	—	1.20
AppLovin Corp.	(1,442)	(149,467)	—	3.10
Array Technologies Inc.	(1,630)	(168,963)	—	3.51
Asana Inc.	(642)	(66,559)	—	1.38
BILL Holdings Inc.	(3,197)	(331,313)	—	6.88
BioCryst Pharmaceuticals Inc.	(246)	(25,510)	—	0.53
Bloom Energy Corp.	(528)	(54,725)	—	1.14
Bridgebio Pharma Inc.	(1,364)	(141,315)	—	2.93
Carnival Corp.	(3,107)	(321,933)	—	6.69
Children's Place Inc./The	(272)	(28,234)	—	0.59
Cinemark Holdings Inc.	(724)	(74,988)	—	1.56
Coeur Mining Inc.	(180)	(18,632)	—	0.39
Cytokinetics Inc.	(509)	(52,731)	—	1.09
DigitalBridge Group, Inc.	(532)	(55,174)	—	1.15
Emergent BioSolutions Inc.	(106)	(11,011)	—	0.23
Enviva Inc.	(117)	(12,156)	—	0.25
Exact Sciences Corp.	(1,772)	(183,675)	—	3.81
Fastly Inc.	(1,026)	(106,366)	—	2.21
Gap Inc./The	(1,384)	(143,444)	—	2.98
Guardant Health Inc.	(849)	(87,945)	—	1.83
IAC Inc.	(527)	(54,587)	—	1.13
Infinera Corp.	(153)	(15,868)	—	0.33
Insmed Inc.	(465)	(48,237)	—	1.00
JetBlue Airways Corp.	(502)	(51,993)	—	1.08
Kyndryl Holdings Inc.	(319)	(33,041)	—	0.69
Lyft Inc.	(2,315)	(239,909)	—	4.98

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
NeoGenomics Inc.	(291)	(30,170)	—	0.63
Oscar Health Inc.	(569)	(58,981)	—	1.22
Pacific Biosciences of California Inc.	(461)	(47,804)	—	0.99
Peloton Interactive Inc.	(588)	(60,945)	—	1.27
Q2 Holdings Inc.	(408)	(42,331)	—	0.88
Redfin Corp.	(283)	(29,351)	—	0.61
Revance Therapeutics Inc.	(193)	(20,051)	—	0.42
RingCentral Inc.	(938)	(97,214)	—	2.02
Rivian Automotive Inc.	(3,745)	(388,058)	—	8.06
Royal Caribbean Cruises Ltd.	(3,302)	(342,161)	—	7.11
Scotts Miracle-Gro Co/The	(566)	(58,659)	—	1.22
Spirit AeroSystems Holdings Inc.	(337)	(34,878)	—	0.72
Spirit Airlines Inc.	(335)	(34,755)	—	0.72
Sweetgreen Inc.	(383)	(39,654)	—	0.82
TG Therapeutics Inc.	(420)	(43,485)	—	0.90
Twist Bioscience Corp.	(474)	(49,097)	—	1.02
Vistra Corp.	(1,749)	(181,266)	—	3.76
Warner Bros Discovery Inc.	(1,654)	(171,362)	—	3.56
Wix.com Ltd.	(831)	(86,084)	—	1.79
Wolfspeed Inc.	(1,216)	(126,006)	—	2.62
WW International Inc.	(953)	(98,742)	—	2.05
Wynn Resorts Ltd.	(1,955)	(202,607)	—	4.21
Xerox Holdings Corp.	(338)	(35,012)	—	0.73

1.	As of September 30, 2023, cash in the amount $1,200,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of September 30, 2023.
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 160,222,173	$ —	$ —	$ 160,222,173
Fixed Income Funds	241,388,718	—	—	241,388,718
Total Affiliated Investment Companies	401,610,891	—	—	401,610,891
Short-Term Investment
Affiliated Investment Company	45,685,728	—	—	45,685,728
Total Investments in Securities	$ 447,296,619	$ —	$ —	$ 447,296,619

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP CBRE Global Infrastructure Portfolio
Portfolio of Investments September 30, 2023†^(Unaudited)
	Shares	Value
Common Stocks 99.2%
Australia 6.8%
Atlas Arteria Ltd. (Transportation)	239,309	$ 850,465
NEXTDC Ltd. (Communications) (a)	27,942	223,077
Transurban Group (Transportation)	130,705	1,064,386
		2,137,928
Canada 6.5%
Canadian National Railway Co. (Transportation)	2,598	281,347
Enbridge, Inc. (Midstream / Pipelines)	31,637	1,049,326
Pembina Pipeline Corp. (Midstream / Pipelines)	24,057	723,348
		2,054,021
China 1.6%
China Resources Gas Group Ltd. (Utilities)	83,777	243,640
Guangdong Investment Ltd. (Utilities)	342,395	261,206
		504,846
France 6.5%
Eiffage SA (Transportation)	7,906	750,983
Vinci SA (Transportation)	11,527	1,276,116
		2,027,099
Hong Kong 1.1%
CK Infrastructure Holdings Ltd. (Utilities)	74,675	353,318
Italy 2.8%
Enel SpA (Utilities)	145,553	893,147
Japan 5.6%
Central Japan Railway Co. (Transportation)	42,705	1,038,392
West Japan Railway Co. (Transportation)	17,624	729,189
		1,767,581
Mexico 1.5%
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation)	27,963	459,603
Portugal 1.9%
EDP - Energias de Portugal SA (Utilities)	145,606	605,917
Spain 7.1%
Aena SME SA (Transportation)	7,405	1,113,832
Cellnex Telecom SA (Communications)	32,233	1,120,786
		2,234,618
United Kingdom 3.0%
National Grid plc (Utilities)	63,491	757,876
Pennon Group plc (Utilities)	27,317	194,439
		952,315

	Shares	Value
Common Stocks
United States 54.8%
AES Corp. (The) (Utilities)	36,237	$ 550,802
ALLETE, Inc. (Utilities)	5,581	294,677
Ameren Corp. (Utilities)	11,361	850,144
American Electric Power Co., Inc. (Utilities)	2,524	189,855
American Tower Corp. (Communications)	9,130	1,501,428
Cheniere Energy, Inc. (Midstream / Pipelines)	6,060	1,005,718
CMS Energy Corp. (Utilities)	12,862	683,101
Constellation Energy Corp. (Utilities)	2,478	270,300
Crown Castle, Inc. (Communications)	3,454	317,872
CSX Corp. (Transportation)	30,956	951,897
Equinix, Inc. (Communications)	821	596,259
FirstEnergy Corp. (Utilities)	3,558	121,612
Kinder Morgan, Inc. (Midstream / Pipelines)	19,025	315,435
NextEra Energy Partners LP (Utilities) (b)	4,072	120,938
NextEra Energy, Inc. (Utilities)	24,868	1,424,688
NiSource, Inc. (Utilities)	18,323	452,212
OGE Energy Corp. (Utilities)	14,685	489,451
PG&E Corp. (Utilities) (a)	33,334	537,677
PPL Corp. (Utilities)	37,061	873,157
Public Service Enterprise Group, Inc. (Utilities)	3,827	217,795
SBA Communications Corp. (Communications)	1,890	378,321
Sempra (Utilities)	14,371	977,659
Southern Co. (The) (Utilities)	13,390	866,601
Targa Resources Corp. (Midstream / Pipelines)	11,874	1,017,839
Union Pacific Corp. (Transportation)	2,858	581,975
WEC Energy Group, Inc. (Utilities)	13,969	1,125,203
Xcel Energy, Inc. (Utilities)	8,880	508,114
		17,220,730
Total Common Stocks (Cost $33,344,174)		31,211,123
Short-Term Investments 1.8%
Affiliated Investment Company 1.4%
United States 1.4%
MainStay U.S. Government Liquidity Fund, 5.242% (c)	434,115	434,115
Unaffiliated Investment Company 0.4%
United States 0.4%
Invesco Government & Agency Portfolio, 5.34% (c)(d)	114,469	114,469
Total Short-Term Investments (Cost $548,584)		548,584
Total Investments (Cost $33,892,758)	101.0%	31,759,707
Other Assets, Less Liabilities	(1.0)	(303,398)
Net Assets	100.0%	$ 31,456,309

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2023, the aggregate market value of securities on loan was $108,791. The Portfolio received cash collateral with a value of $114,469.
(c)	Current yield as of September 30, 2023.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 631	$ 5,799	$ (5,996)	$ —	$ —	$ 434	$ 12	$ —	434
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 2,137,928	$ —	$ 2,137,928
China	—	504,846	—	504,846
France	—	2,027,099	—	2,027,099
Hong Kong	—	353,318	—	353,318
Italy	—	893,147	—	893,147
Japan	—	1,767,581	—	1,767,581
Portugal	—	605,917	—	605,917
Spain	—	2,234,618	—	2,234,618
United Kingdom	—	952,315	—	952,315
All Other Countries	19,734,354	—	—	19,734,354
Total Common Stocks	19,734,354	11,476,769	—	31,211,123
Short-Term Investments
Affiliated Investment Company	434,115	—	—	434,115
Unaffiliated Investment Company	114,469	—	—	114,469
Total Short-Term Investments	548,584	—	—	548,584
Total Investments in Securities	$ 20,282,938	$ 11,476,769	$ —	$ 31,759,707

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Candriam Emerging Markets Equity Portfolio
Portfolio of Investments September 30, 2023†^(Unaudited)
	Shares	Value
Common Stocks 97.1%
Brazil 5.6%
Banco do Brasil SA (Banks)	232,000	$ 2,177,589
Localiza Rent a Car SA (Ground Transportation)	144,000	1,677,620
MercadoLibre, Inc. (Broadline Retail) (a)	1,200	1,521,456
NU Holdings Ltd., Class A (Banks) (a)	178,000	1,290,500
PRIO SA (Oil, Gas & Consumable Fuels) (a)	246,000	2,302,144
Raia Drogasil SA (Consumer Staples Distribution & Retail)	294,000	1,615,478
WEG SA (Electrical Equipment)	186,000	1,342,117
		11,926,904
China 29.5%
Aier Eye Hospital Group Co. Ltd., Class A (Health Care Providers & Services) (b)	344,116	854,465
Airtac International Group (Machinery)	28,000	850,320
Alibaba Group Holding Ltd. (Broadline Retail) (a)	648,000	7,025,224
Anhui Huaheng Biotechnology Co. Ltd., Class A (Chemicals) (b)	72,898	1,019,061
ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	58,000	647,343
Asia Cement China Holdings Corp. (Construction Materials)	15,500	5,190
Baidu, Inc., Class A (Interactive Media & Services) (a)	114,000	1,921,660
Bank of Jiangsu Co. Ltd., Class A (Banks) (b)	2,759,994	2,710,221
Beijing Compass Technology Development Co. Ltd., Class A (Capital Markets) (a)(b)	109,992	935,156
BYD Co. Ltd., Class H (Automobiles)	60,000	1,846,883
BYD Electronic International Co. Ltd. (Communications Equipment)	416,000	1,892,322
China Merchants Bank Co. Ltd., Class H (Banks)	402,000	1,667,887
China Resources Land Ltd. (Real Estate Management & Development)	475,888	1,875,470
CMOC Group Ltd., Class H (Metals & Mining)	2,738,828	1,758,662
Contemporary Amperex Technology Co. Ltd., Class A (Electrical Equipment) (b)	44,073	1,235,555
Flat Glass Group Co. Ltd., Class H (Semiconductors & Semiconductor Equipment)	260,000	582,132
JD Health International, Inc. (Consumer Staples Distribution & Retail) (a)(c)	70,000	359,087
JD.com, Inc., Class A (Broadline Retail)	60,000	872,093
Kanzhun Ltd., ADR (Interactive Media & Services) (a)	21,000	318,570
Kingsoft Corp. Ltd. (Entertainment)	106,000	381,549
Kuaishou Technology (Interactive Media & Services) (a)(c)	196,000	1,556,766
Li Auto, Inc., Class A (Automobiles) (a)	76,000	1,359,219
Longshine Technology Group Co. Ltd., Class A (Software) (b)	256,991	677,607
Luzhou Laojiao Co. Ltd., Class A (Beverages) (b)	34,000	1,020,722
Meituan (Hotels, Restaurants & Leisure) (a)(c)	218,000	3,164,780
NARI Technology Co. Ltd., Class A (Electrical Equipment) (b)	300,196	912,399
NetEase, Inc. (Entertainment)	106,000	2,128,009
Ningbo Deye Technology Co. Ltd., Class A (Machinery) (b)	44,175	468,984
Nongfu Spring Co. Ltd., Class H (Beverages) (c)	330,000	1,887,984
PDD Holdings, Inc., ADR (Broadline Retail) (a)	29,000	2,844,030
PetroChina Co. Ltd., Class H (Oil, Gas & Consumable Fuels)	3,880,000	2,912,690
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	640,000	3,625,088
Proya Cosmetics Co. Ltd., Class A (Personal Care Products) (b)	73,045	1,015,986
Shanghai Baosight Software Co. Ltd., Class A (Software) (b)	150,076	931,379
Shenzhen Inovance Technology Co. Ltd., Class A (Machinery) (b)	128,000	1,172,720
Tencent Holdings Ltd. (Interactive Media & Services)	176,000	6,820,890
Yadea Group Holdings Ltd. (Automobiles) (c)	480,000	889,943
		62,148,046

	Shares	Value
Common Stocks
Greece 0.0% ‡
FF Group (Textiles, Apparel & Luxury Goods) (a)(b)(d)	19,000	$ —
Hong Kong 0.0% ‡
China Lumena New Materials Corp. (Chemicals) (a)(b)(d)	6,500	—
India 17.2%
ABB India Ltd. (Electrical Equipment)	42,000	2,073,722
APL Apollo Tubes Ltd. (Metals & Mining)	94,000	1,835,906
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	25,000	1,547,628
Axis Bank Ltd. (Banks)	272,000	3,379,337
Bajaj Finance Ltd. (Consumer Finance)	26,000	2,438,262
Bharti Airtel Ltd. (Wireless Telecommunication Services)	324,000	3,615,195
HDFC Bank Ltd. (Banks)	114,000	2,087,643
ICICI Bank Ltd. (Banks)	180,000	2,058,539
Indraprastha Gas Ltd. (Gas Utilities)	270,000	1,477,076
Jio Financial Services Ltd. (Financial Services) (a)	140,000	389,782
KPIT Technologies Ltd. (Software)	83,000	1,149,994
Mahindra & Mahindra Ltd. (Automobiles)	104,000	1,945,838
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	160,000	4,491,195
SBI Cards & Payment Services Ltd. (Consumer Finance)	148,000	1,411,281
Tata Elxsi Ltd. (Software)	9,400	817,525
Tata Motors Ltd. (Automobiles)	192,000	1,455,578
Torrent Pharmaceuticals Ltd. (Pharmaceuticals)	70,000	1,625,256
Varun Beverages Ltd. (Beverages)	226,000	2,572,287
		36,372,044
Indonesia 3.5%
Aneka Tambang Tbk. (Metals & Mining)	7,400,000	867,852
Bank Central Asia Tbk. PT (Banks)	4,060,000	2,316,306
Bank Mandiri Persero Tbk. PT (Banks)	4,400,000	1,715,327
Merdeka Copper Gold Tbk. PT (Metals & Mining) (a)	5,800,000	1,078,395
Sumber Alfaria Trijaya Tbk. PT (Consumer Staples Distribution & Retail)	7,000,000	1,340,957
		7,318,837
Malaysia 0.7%
Press Metal Aluminium Holdings Bhd. (Metals & Mining)	1,400,000	1,403,599
Mexico 4.6%
America Movil SAB de CV (Wireless Telecommunication Services)	2,980,000	2,580,301
Cemex SAB de CV (Construction Materials) (a)	2,060,000	1,343,980
Gruma SAB de CV, Class B (Food Products)	108,000	1,849,711
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation Infrastructure)	68,000	1,117,654
Grupo Financiero Banorte SAB de CV, Class O (Banks)	342,000	2,867,286
		9,758,932
Peru 0.5%
Credicorp Ltd. (Banks)	7,800	998,166

	Shares	Value
Common Stocks
Poland 0.7%
Dino Polska SA (Consumer Staples Distribution & Retail) (a)(c)	17,600	$ 1,422,348
Republic of Korea 11.9%
Coupang, Inc. (Broadline Retail) (a)	60,000	1,020,000
Daejoo Electronic Materials Co. Ltd. (Electronic Equipment, Instruments & Components)	10,400	644,523
DB Insurance Co. Ltd. (Insurance)	38,000	2,516,690
JYP Entertainment Corp. (Entertainment)	16,200	1,347,609
KB Financial Group, Inc. (Banks)	70,000	2,879,130
LG Chem Ltd. (Chemicals)	6,000	2,205,955
Samsung Biologics Co. Ltd. (Life Sciences Tools & Services) (a)(c)	2,800	1,409,493
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	90,000	4,559,847
Samsung Engineering Co. Ltd. (Construction & Engineering) (a)	108,000	2,419,880
Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	3,200	1,213,456
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	58,000	4,926,370
		25,142,953
Russia 0.0% ‡
Magnit PJSC (Consumer Staples Distribution & Retail) (b)(d)	22,529	—
South Africa 3.7%
Capitec Bank Holdings Ltd. (Banks)	17,200	1,547,026
FirstRand Ltd. (Financial Services)	670,000	2,258,022
Gold Fields Ltd. (Metals & Mining)	140,000	1,521,666
Naspers Ltd., Class N (Broadline Retail)	15,000	2,393,740
		7,720,454
Taiwan 15.5%
Accton Technology Corp. (Communications Equipment)	216,000	3,299,226
Alchip Technologies Ltd. (Semiconductors & Semiconductor Equipment)	27,600	2,343,139
Chailease Holding Co. Ltd. (Financial Services)	330,000	1,850,424
CTBC Financial Holding Co. Ltd. (Banks)	3,120,000	2,372,236
Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	288,000	2,895,368
E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components)	120,000	671,203
Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	176,000	1,311,218
Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	60,000	740,451
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	996,000	16,163,180
Voltronic Power Technology Corp. (Electrical Equipment)	20,000	982,027
		32,628,472
Thailand 2.4%
Airports of Thailand PCL, NVDR (Transportation Infrastructure) (a)(e)	1,140,000	2,182,885
Bangkok Dusit Medical Services PCL, NVDR (Health Care Providers & Services)	1,460,000	1,071,209
CP ALL PCL, NVDR (Consumer Staples Distribution & Retail)	560,000	929,698
Kasikornbank PCL, NVDR (Banks)	240,000	829,887
		5,013,679

	Shares	Value
Common Stocks
Turkey 1.3%
BIM Birlesik Magazalar A/S (Consumer Staples Distribution & Retail)	270,000	$ 2,691,776
Total Common Stocks (Cost $212,938,920)		204,546,210
Preferred Stock 1.1%
Brazil 1.1%
Itau Unibanco Holding SA (Banks)	444,000	2,403,486
Total Preferred Stock (Cost $2,172,640)		2,403,486

	Number of Rights
Rights 0.0% ‡
Brazil 0.0% ‡
Localiza Rent a Car SA (Ground Transportation)
Expires 11/10/23 (a)	1,055	3,358
Total Rights (Cost $0)		3,358
Total Investments (Cost $215,111,560)	98.2%	206,953,054
Other Assets, Less Liabilities	1.8	3,801,417
Net Assets	100.0%	$ 210,754,471

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Illiquid security—As of September 30, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $12,954,255, which represented 6.1% of the Portfolio’s net assets.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	All or a portion of this security was held on loan. As of September 30, 2023, the aggregate market value of securities on loan was $957,406. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,079,298.
Abbreviation(s):
ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt
PCL—Provision for Credit Losses

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
China	$ 3,162,600	$ 58,985,446	$ —	$ 62,148,046
India	—	36,372,044	—	36,372,044
Indonesia	—	7,318,837	—	7,318,837
Malaysia	—	1,403,599	—	1,403,599
Poland	—	1,422,348	—	1,422,348
Republic of Korea	1,020,000	24,122,953	—	25,142,953
South Africa	—	7,720,454	—	7,720,454
Taiwan	—	32,628,472	—	32,628,472
Thailand	—	5,013,679	—	5,013,679
Turkey	—	2,691,776	—	2,691,776
All Other Countries	22,684,002	—	—	22,684,002
Total Common Stocks	26,866,602	177,679,608	—	204,546,210
Preferred Stock	2,403,486	—	—	2,403,486
Rights	3,358	—	—	3,358
Total Investments in Securities	$ 29,273,446	$ 177,679,608	$ —	$ 206,953,054

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Epoch U.S. Equity Yield Portfolio
Portfolio of Investments September 30, 2023†^(Unaudited)
	Shares	Value
Common Stocks 98.2%
Aerospace & Defense 2.6%
General Dynamics Corp.	38,597	$ 8,528,779
Lockheed Martin Corp.	18,476	7,555,945
RTX Corp.	93,694	6,743,157
		22,827,881
Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	50,629	7,891,542
Banks 7.8%
Bank of America Corp.	536,814	14,697,967
Columbia Banking System, Inc.	322,194	6,540,538
JPMorgan Chase & Co.	141,279	20,488,281
PNC Financial Services Group, Inc. (The)	47,233	5,798,796
Regions Financial Corp.	313,126	5,385,767
Truist Financial Corp.	149,784	4,285,320
U.S. Bancorp	311,473	10,297,297
		67,493,966
Beverages 2.5%
Coca-Cola Co. (The)	120,828	6,763,951
Coca-Cola Europacific Partners plc	140,101	8,753,511
PepsiCo, Inc.	37,139	6,292,832
		21,810,294
Biotechnology 2.8%
AbbVie, Inc.	116,758	17,403,948
Amgen, Inc.	25,336	6,809,303
		24,213,251
Capital Markets 2.6%
BlackRock, Inc.	15,299	9,890,650
CME Group, Inc.	29,614	5,929,315
Lazard Ltd., Class A	209,056	6,482,827
		22,302,792
Chemicals 5.2%
Air Products and Chemicals, Inc.	25,420	7,204,028
Dow, Inc.	138,346	7,133,120
Linde plc	29,643	11,037,571
LyondellBasell Industries NV, Class A	74,395	7,045,207
Nutrien Ltd. (a)	102,265	6,315,886
PPG Industries, Inc.	44,626	5,792,455
		44,528,267
Commercial Services & Supplies 1.1%
Republic Services, Inc.	32,399	4,617,182
Waste Management, Inc.	31,144	4,747,591
		9,364,773

	Shares	Value
Common Stocks
Communications Equipment 1.5%
Cisco Systems, Inc.	241,206	$ 12,967,235
Consumer Staples Distribution & Retail 1.7%
Walmart, Inc.	94,288	15,079,480
Containers & Packaging 0.5%
Amcor plc	515,537	4,722,319
Diversified Telecommunication Services 1.6%
AT&T, Inc.	411,297	6,177,681
Verizon Communications, Inc.	244,945	7,938,667
		14,116,348
Electric Utilities 5.5%
Alliant Energy Corp.	119,090	5,769,911
American Electric Power Co., Inc.	155,465	11,694,077
Duke Energy Corp.	48,373	4,269,401
Entergy Corp.	75,897	7,020,472
Evergy, Inc.	110,720	5,613,504
NextEra Energy, Inc.	147,731	8,463,509
Pinnacle West Capital Corp.	64,857	4,778,664
		47,609,538
Electrical Equipment 3.6%
Eaton Corp. plc	52,749	11,250,307
Emerson Electric Co.	130,239	12,577,180
Hubbell, Inc.	24,064	7,541,898
		31,369,385
Health Care Equipment & Supplies 1.6%
Medtronic plc	171,521	13,440,386
Health Care Providers & Services 3.3%
CVS Health Corp.	151,497	10,577,521
UnitedHealth Group, Inc.	34,663	17,476,738
		28,054,259
Health Care REITs 0.6%
Welltower, Inc.	58,481	4,790,764
Hotels, Restaurants & Leisure 2.0%
McDonald's Corp.	35,824	9,437,475
Vail Resorts, Inc.	35,417	7,858,678
		17,296,153
Household Products 2.3%
Colgate-Palmolive Co.	75,583	5,374,707

	Shares	Value
Common Stocks
Household Products
Kimberly-Clark Corp.	36,808	$ 4,448,247
Procter & Gamble Co. (The)	66,816	9,745,782
		19,568,736
Industrial Conglomerates 1.0%
Honeywell International, Inc.	47,500	8,775,150
Industrial REITs 0.6%
Prologis, Inc.	44,770	5,023,642
Insurance 5.5%
Arthur J. Gallagher & Co.	41,353	9,425,589
Marsh & McLennan Cos., Inc.	49,476	9,415,283
MetLife, Inc.	282,287	17,758,675
Travelers Cos., Inc. (The)	65,416	10,683,087
		47,282,634
IT Services 1.3%
International Business Machines Corp.	78,899	11,069,530
Leisure Products 1.3%
Hasbro, Inc.	167,502	11,078,582
Machinery 1.8%
Cummins, Inc.	67,960	15,526,142
Media 2.4%
Comcast Corp., Class A	329,151	14,594,555
Omnicom Group, Inc.	79,466	5,918,628
		20,513,183
Multi-Utilities 2.4%
Ameren Corp.	61,406	4,595,011
CMS Energy Corp.	116,295	6,176,428
NiSource, Inc.	217,405	5,365,555
WEC Energy Group, Inc.	53,028	4,271,405
		20,408,399
Oil, Gas & Consumable Fuels 6.4%
Chevron Corp.	106,379	17,937,627
Enterprise Products Partners LP	451,580	12,359,745
MPLX LP	274,427	9,761,368
TotalEnergies SE, Sponsored ADR	101,258	6,658,726
Williams Cos., Inc. (The)	244,148	8,225,346
		54,942,812

	Shares	Value
Common Stocks
Pharmaceuticals 7.5%
Bristol-Myers Squibb Co.	99,223	$ 5,758,903
Eli Lilly & Co.	37,673	20,235,298
Johnson & Johnson	98,943	15,410,372
Merck & Co., Inc.	150,098	15,452,589
Pfizer, Inc.	250,104	8,295,950
		65,153,112
Professional Services 1.2%
Automatic Data Processing, Inc.	22,571	5,430,131
Paychex, Inc.	43,294	4,993,097
		10,423,228
Retail REITs 0.5%
Realty Income Corp.	80,475	4,018,921
Semiconductors & Semiconductor Equipment 6.0%
Analog Devices, Inc.	83,756	14,664,838
Broadcom, Inc.	23,869	19,825,114
KLA Corp.	23,682	10,861,986
Texas Instruments, Inc.	40,072	6,371,849
		51,723,787
Software 1.6%
Microsoft Corp.	44,032	13,903,104
Specialized REITs 2.5%
American Tower Corp.	23,106	3,799,782
Iron Mountain, Inc.	213,243	12,677,296
VICI Properties, Inc.	188,148	5,475,107
		21,952,185
Specialty Retail 1.0%
Home Depot, Inc. (The)	28,108	8,493,113
Technology Hardware, Storage & Peripherals 2.4%
Apple, Inc.	40,640	6,957,974
Dell Technologies, Inc., Class C	101,792	7,013,469
NetApp, Inc.	93,915	7,126,270
		21,097,713
Tobacco 1.8%
British American Tobacco plc, Sponsored ADR	139,075	4,368,346
Philip Morris International, Inc.	123,044	11,391,413
		15,759,759

	Shares	Value
Common Stocks
Trading Companies & Distributors 1.3%
MSC Industrial Direct Co., Inc., Class A	112,146	$ 11,007,130
Total Common Stocks (Cost $737,054,578)		847,599,495
Short-Term Investments 2.2%
Affiliated Investment Company 1.5%
MainStay U.S. Government Liquidity Fund, 5.242% (b)	12,679,509	12,679,509
Unaffiliated Investment Company 0.7%
Invesco Government & Agency Portfolio, 5.34% (b)(c)	6,570,462	6,570,462
Total Short-Term Investments (Cost $19,249,971)		19,249,971
Total Investments (Cost $756,304,549)	100.4%	866,849,466
Other Assets, Less Liabilities	(0.4)	(3,650,084)
Net Assets	100.0%	$ 863,199,382

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of September 30, 2023, the aggregate market value of securities on loan was $6,315,825. The Portfolio received cash collateral with a value of $6,570,462.
(b)	Current yield as of September 30, 2023.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 7,380	$ 148,982	$ (143,682)	$ —	$ —	$ 12,680	$ 410	$ —	12,680
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 847,599,495	$ —	$ —	$ 847,599,495
Short-Term Investments
Affiliated Investment Company	12,679,509	—	—	12,679,509
Unaffiliated Investment Company	6,570,462	—	—	6,570,462
Total Short-Term Investments	19,249,971	—	—	19,249,971
Total Investments in Securities	$ 866,849,466	$ —	$ —	$ 866,849,466

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Fidelity Institutional AM® Utilities Portfolio
Portfolio of Investments September 30, 2023†^(Unaudited)
	Shares	Value
Common Stocks 98.8%
Electric Utilities 64.0%
Constellation Energy Corp.	625,519	$ 68,231,612
Duke Energy Corp.	334,413	29,515,291
Edison International	641,937	40,628,193
Entergy Corp.	243,948	22,565,190
Exelon Corp.	532,798	20,134,436
FirstEnergy Corp.	857,481	29,308,701
Fortum OYJ	180,000	2,088,512
NextEra Energy, Inc.	1,976,037	113,207,160
NRG Energy, Inc.	581,392	22,395,220
PG&E Corp. (a)	3,827,099	61,731,107
Pinnacle West Capital Corp.	258,889	19,074,941
PPL Corp.	736,012	17,340,443
Southern Co. (The)	1,719,464	111,283,710
Xcel Energy, Inc.	159,600	9,132,312
		566,636,828
Gas Utilities 0.1%
Southwest Gas Holdings, Inc.	15,000	906,150
Independent Power and Renewable Electricity Producers 8.7%
AES Corp. (The)	1,371,200	20,842,240
Clearway Energy, Inc.	101,800	2,049,308
Energy Harbor Corp. (a)	164,600	13,168,000
NextEra Energy Partners LP (b)	259,768	7,715,110
Sunnova Energy International, Inc. (a)(b)	180,900	1,894,023
Vistra Corp.	939,711	31,179,611
		76,848,292
Multi-Utilities 20.9%
Dominion Energy, Inc.	613,143	27,389,098
DTE Energy Co.	284,800	28,274,944
NiSource, Inc.	1,130,284	27,895,409
Public Service Enterprise Group, Inc.	586,824	33,396,154
Sempra	1,008,486	68,607,302
		185,562,907
Oil, Gas & Consumable Fuels 1.4%
Cheniere Energy, Inc.	75,400	12,513,384
Water Utilities 3.7%
American Water Works Co., Inc.	264,600	32,765,418
Total Common Stocks (Cost $924,312,131)		875,232,979
Short-Term Investments 1.8%
Affiliated Investment Company 0.8%
MainStay U.S. Government Liquidity Fund, 5.242% (c)	7,091,600	7,091,600

	Shares	Value
Short-Term Investments
Unaffiliated Investment Companies 1.0%
Goldman Sachs Financial Square Government Fund, 5.34% (c)(d)	5,000,000	$ 5,000,000
Invesco Government & Agency Portfolio, 5.34% (c)(d)	3,926,226	3,926,226
		8,926,226
Total Short-Term Investments (Cost $16,017,827)		16,017,826
Total Investments (Cost $940,329,958)	100.6%	891,250,805
Other Assets, Less Liabilities	(0.6)	(5,345,649)
Net Assets	100.0%	$ 885,905,156

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2023, the aggregate market value of securities on loan was $8,513,535. The Portfolio received cash collateral with a value of $8,926,226.
(c)	Current yield as of September 30, 2023.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 19,414	$ 211,493	$ (223,815)	$ —	$ —	$ 7,092	$ 429	$ —	7,092

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Electric Utilities	$ 564,548,316	$ 2,088,512	$ —	$ 566,636,828
Independent Power and Renewable Electricity Producers	63,680,292	13,168,000	—	76,848,292
All Other Industries	231,747,859	—	—	231,747,859
Total Common Stocks	859,976,467	15,256,512	—	875,232,979
Short-Term Investments
Affiliated Investment Company	7,091,600	—	—	7,091,600
Unaffiliated Investment Companies	8,926,226	—	—	8,926,226
Total Short-Term Investments	16,017,826	—	—	16,017,826
Total Investments in Securities	$ 875,994,293	$ 15,256,512	$ —	$ 891,250,805

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Floating Rate Portfolio
Portfolio of Investments September 30, 2023†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 94.9%
Asset-Backed Securities 1.9%
Other Asset-Backed Securities 1.9%
Ballyrock CLO 21 Ltd. (a)(b)
Series 2022-21A, Class A2A
8.126% (3 Month SOFR + 2.80%), due 10/20/35	$ 900,000	$ 904,642
Series 2022-21A, Class C
10.646% (3 Month SOFR + 5.32%), due 10/20/35	1,000,000	1,012,455
Danby Park CLO Ltd. (a)(b)
Series 2022-1A, Class B
8.284% (3 Month SOFR + 2.95%), due 10/21/35	1,000,000	1,005,759
Series 2022-1A, Class D
10.664% (3 Month SOFR + 5.33%), due 10/21/35	1,000,000	1,013,464
Empower CLO Ltd. (a)(b)
Series 2023-2A, Class B
8.09% (3 Month SOFR + 2.75%), due 7/15/36	1,250,000	1,249,799
Series 2023-2A, Class D
10.74% (3 Month SOFR + 5.40%), due 7/15/36	1,250,000	1,249,606
Galaxy 32 CLO Ltd. (a)(b)(c)
Series 2023-32A, Class B
7.674% (3 Month SOFR + 2.30%), due 10/20/36	1,000,000	1,000,000
Series 2023-32A, Class D
9.674% (3 Month SOFR + 4.30%), due 10/20/36	1,000,000	1,000,000
Neuberger Berman Loan Advisers CLO 51 Ltd. (a)(b)
Series 2022-51A, Class B
8.396% (3 Month SOFR + 3.05%), due 10/23/35	750,000	754,772
Series 2022-51A, Class D
11.046% (3 Month SOFR + 5.70%), due 10/23/35	750,000	759,712
OHA Credit Funding 16 Ltd. (a)(b)(c)
Series 2023-16A, Class B
(zero coupon) (3 Month SOFR + 2.25%), due 10/20/36	1,000,000	1,000,000
Series 2023-16A, Class D
(zero coupon) (3 Month SOFR + 4.00%), due 10/20/36	1,000,000	1,000,000
Palmer Square CLO Ltd.
Series 2021-4A, Class D
8.52% (3 Month SOFR + 3.212%), due 10/15/34 (a)(b)	1,575,000	1,514,978
Sixth Street CLO XXI Ltd. (a)(b)
Series 2022-21A, Class B
8.308% (3 Month SOFR + 3.00%), due 10/15/35	1,500,000	1,508,535
Series 2022-21A, Class D
10.408% (3 Month SOFR + 5.10%), due 10/15/35	1,071,000	1,079,550
Total Asset-Backed Securities (Cost $15,933,774)		16,053,272
Corporate Bonds 4.2%
Aerospace & Defense 0.2%
Howmet Aerospace, Inc.
6.875%, due 5/1/25	200,000	200,783

	Principal Amount	Value
Corporate Bonds
Aerospace & Defense
Spirit AeroSystems, Inc. (a)
7.50%, due 4/15/25	$ 900,000	$ 882,790
9.375%, due 11/30/29	250,000	254,408
		1,337,981
Airlines 0.1%
United Airlines, Inc. (a)
4.375%, due 4/15/26	200,000	184,958
4.625%, due 4/15/29	600,000	515,718
		700,676
Auto Manufacturers 0.5%
Ford Motor Co.
6.10%, due 8/19/32	2,100,000	1,978,017
Ford Motor Credit Co. LLC
7.35%, due 11/4/27	2,000,000	2,039,332
		4,017,349
Chemicals 0.3%
ASP Unifrax Holdings, Inc.
5.25%, due 9/30/28 (a)	330,000	235,008
Olympus Water US Holding Corp.
9.75%, due 11/15/28 (a)	1,500,000	1,496,757
SCIL IV LLC
5.375%, due 11/1/26 (a)	350,000	319,802
WR Grace Holdings LLC
5.625%, due 8/15/29 (a)	300,000	242,625
		2,294,192
Commercial Services 0.3%
Herc Holdings, Inc.
5.50%, due 7/15/27 (a)	850,000	803,806
Prime Security Services Borrower LLC
6.25%, due 1/15/28 (a)	1,000,000	926,169
Sotheby's/Bidfair Holdings, Inc.
5.875%, due 6/1/29 (a)	900,000	722,250
		2,452,225
Distribution & Wholesale 0.0% ‡
OPENLANE, Inc.
5.125%, due 6/1/25 (a)	350,000	338,611
Diversified Financial Services 0.2%
GGAM Finance Ltd.
7.75%, due 5/15/26 (a)	1,125,000	1,113,752
NFP Corp.
8.50%, due 10/1/31 (a)	670,000	671,017
		1,784,769

	Principal Amount	Value
Corporate Bonds
Electric 0.2%
Vistra Operations Co. LLC
5.00%, due 7/31/27 (a)	$ 1,500,000	$ 1,379,083
Engineering & Construction 0.1%
Brand Industrial Services, Inc.
10.375%, due 8/1/30 (a)	1,000,000	1,001,540
Entertainment 0.3%
Caesars Entertainment, Inc.
7.00%, due 2/15/30 (a)	1,410,000	1,372,017
Light & Wonder International, Inc.
7.00%, due 5/15/28 (a)	900,000	884,619
		2,256,636
Environmental Control 0.1%
GFL Environmental, Inc.
4.75%, due 6/15/29 (a)	1,000,000	888,908
Food 0.1%
Post Holdings, Inc.
5.50%, due 12/15/29 (a)	240,000	217,555
US Foods, Inc.
7.25%, due 1/15/32 (a)	250,000	249,748
		467,303
Healthcare-Products 0.0% ‡
Medline Borrower LP
5.25%, due 10/1/29 (a)	200,000	172,859
Healthcare-Services 0.0% ‡
Acadia Healthcare Co., Inc.
5.00%, due 4/15/29 (a)	120,000	107,891
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	360,000	350,285
		458,176
Internet 0.1%
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	560,000	549,004
Iron & Steel 0.0% ‡
Carpenter Technology Corp.
6.375%, due 7/15/28	310,000	298,984

	Principal Amount	Value
Corporate Bonds
Lodging 0.0% ‡
Boyd Gaming Corp.
4.75%, due 12/1/27	$ 400,000	$ 368,234
Machinery-Diversified 0.1%
GrafTech Finance, Inc.
4.625%, due 12/15/28 (a)	220,000	170,125
GrafTech Global Enterprises, Inc.
9.875%, due 12/15/28 (a)	900,000	852,750
		1,022,875
Media 0.3%
Radiate Holdco LLC
4.50%, due 9/15/26 (a)	370,000	281,076
Univision Communications, Inc. (a)
6.625%, due 6/1/27	600,000	558,796
8.00%, due 8/15/28	1,600,000	1,551,200
		2,391,072
Oil & Gas Services 0.0% ‡
USA Compression Partners LP
6.875%, due 4/1/26	360,000	352,636
Packaging & Containers 0.4%
Ardagh Metal Packaging Finance USA LLC
4.00%, due 9/1/29 (a)	400,000	313,029
Ardagh Packaging Finance plc
5.25%, due 4/30/25 (a)	1,000,000	974,751
Clydesdale Acquisition Holdings, Inc.
8.75%, due 4/15/30 (a)	100,000	85,766
Mauser Packaging Solutions Holding Co.
7.875%, due 8/15/26 (a)	1,500,000	1,447,104
Trident TPI Holdings, Inc.
12.75%, due 12/31/28 (a)	790,000	825,550
		3,646,200
Pharmaceuticals 0.1%
Bausch Health Cos., Inc.
5.50%, due 11/1/25 (a)	300,000	265,683
Organon & Co.
5.125%, due 4/30/31 (a)	600,000	480,812
		746,495
Real Estate 0.1%
Realogy Group LLC
5.75%, due 1/15/29 (a)	1,330,000	961,524

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts 0.2%
Iron Mountain, Inc.
5.00%, due 7/15/28 (a)	$ 350,000	$ 318,343
RHP Hotel Properties LP
4.75%, due 10/15/27	300,000	273,000
7.25%, due 7/15/28 (a)	900,000	884,244
		1,475,587
Retail 0.3%
1011778 BC ULC
4.00%, due 10/15/30 (a)	1,040,000	864,212
IRB Holding Corp.
7.00%, due 6/15/25 (a)	580,000	580,151
LBM Acquisition LLC
6.25%, due 1/15/29 (a)	1,000,000	820,000
		2,264,363
Software 0.1%
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	300,000	259,710
4.875%, due 7/1/29	300,000	255,704
		515,414
Telecommunications 0.1%
Frontier Communications Holdings LLC
5.875%, due 10/15/27 (a)	280,000	254,651
Level 3 Financing, Inc.
10.50%, due 5/15/30 (a)	368,000	370,424
Telesat Canada
4.875%, due 6/1/27 (a)	600,000	388,805
		1,013,880
Total Corporate Bonds (Cost $37,965,917)		35,156,576
Loan Assignments 88.8%
Aerospace & Defense 3.5%
Amentum Government Services Holdings LLC (b)
First Lien Tranche Term Loan 3
9.331% (1 Month SOFR + 4.00%), due 2/15/29	2,805,000	2,761,172
First Lien Tranche Term Loan 1
9.431% (1 Month SOFR + 4.00%), due 1/29/27	1,092,093	1,081,628
Arcline FM Holdings LLC
First Lien Initial Term Loan
10.402% (3 Month SOFR + 4.75%), due 6/23/28 (b)	2,870,000	2,847,278
Asplundh Tree Expert LLC
Amendment No. 1 Term Loan
7.166% (1 Month SOFR + 1.75%), due 9/7/27 (b)	2,591,116	2,586,662

	Principal Amount	Value
Loan Assignments
Aerospace & Defense
Barnes Group, Inc.
Initial Term Loan
8.416% (1 Month SOFR + 3.00%), due 9/3/30 (b)	$ 800,000	$ 800,143
Cobham Ultra SeniorCo. SARL
USD Facility Term Loan B
9.363% (6 Month SOFR + 3.50%), due 8/3/29 (b)	990,037	979,518
Dynasty Acquisition Co., Inc. (b)
2023 Specified Refinancing Term Loan B1
9.316% (1 Month SOFR + 4.00%), due 8/24/28	2,649,431	2,643,615
2023 Specified Refinancing Term Loan B2
9.316% (1 Month SOFR + 4.00%), due 8/24/28	1,135,470	1,132,978
Russell Investments U.S. Institutional Holdco, Inc.
2025 Term Loan
8.916% (1 Month SOFR + 3.50%), due 5/30/25 (b)	4,263,344	4,054,440
SkyMiles IP Ltd.
Initial Term Loan
9.076% (3 Month SOFR + 3.75%), due 10/20/27 (b)	2,282,857	2,366,182
TransDigm, Inc.
Tranche Term Loan I
8.64% (3 Month SOFR + 3.25%), due 8/24/28 (b)	4,198,924	4,197,068
United AirLines, Inc.
Term Loan B
9.182% (1 Month SOFR + 3.75%), due 4/21/28 (b)	2,172,857	2,180,264
WestJet Airlines Ltd.
Term Loan
8.42% (1 Month SOFR + 3.00%), due 12/11/26 (b)	2,182,648	2,135,053
		29,766,001
Animal Food 0.1%
Alltech, Inc.
Term Loan B
9.431% (1 Month SOFR + 4.00%), due 10/13/28 (b)	524,000	506,970
Automobile 1.5%
American Auto Auction Group LLC
First Lien Tranche Term Loan B
10.39% (3 Month SOFR + 5.00%), due 12/30/27 (b)	1,473,750	1,407,431
Autokiniton U.S. Holdings, Inc.
Closing Date Term Loan B
9.931% (1 Month SOFR + 4.50%), due 4/6/28 (b)	1,996,239	1,948,828
Belron Finance 2019 LLC
Dollar Second Incremental Term Loan
7.881% (3 Month SOFR + 2.25%), due 10/30/26 (b)	1,203,125	1,199,616
Belron Finance U.S. LLC (b)
First Incremental Term Loan
7.881% (3 Month SOFR + 2.25%), due 11/13/25	952,500	952,203
Dollar Fourth Incremental Term Loan
8.16% (3 Month SOFR + 2.75%), due 4/18/29	498,750	498,542

	Principal Amount	Value
Loan Assignments
Automobile
Belron Group SA
Dollar Third Incremental Term Loan
8.056% (3 Month SOFR + 2.425%), due 4/13/28 (b)	$ 943,313	$ 940,365
Clarios Global LP
First Lien 2023 Term Loan
9.066% (1 Month SOFR + 3.75%), due 5/6/30 (b)	3,428,571	3,420,000
Wand Newco 3, Inc.
First Lien Tranche Term Loan B1
8.166% (1 Month SOFR + 2.75%), due 2/5/26 (b)	2,593,024	2,586,217
		12,953,202
Banking 0.7%
Apollo Commercial Real Estate Finance, Inc. (b)
Initial Term Loan
8.181% (1 Month SOFR + 2.75%), due 5/15/26	814,049	793,698
Term Loan B1
8.931% (1 Month SOFR + 3.50%), due 3/11/28	140,235	134,275
Edelman Financial Engines Center LLC (The)
First Lien 2021 Initial Term Loan
8.931% (1 Month SOFR + 3.50%), due 4/7/28 (b)	1,624,361	1,605,680
Jane Street Group LLC
Dollar Term Loan
8.181% (1 Month SOFR + 2.75%), due 1/26/28 (b)	3,729,926	3,715,421
		6,249,074
Beverage, Food & Tobacco 1.4%
8th Avenue Food & Provisions, Inc.
First Lien Term Loan
9.181% (1 Month SOFR + 3.75%), due 10/1/25 (b)	2,002,415	1,908,969
CHG PPC Parent LLC
First Lien 2021-1 U.S. Term Loan
8.446% (1 Month SOFR + 3.00%), due 12/8/28 (b)	1,303,457	1,292,052
Froneri International Ltd.
First Lien Facility Term Loan B2
7.666% (1 Month SOFR + 2.25%), due 1/29/27 (b)	1,436,738	1,425,308
H-Food Holdings LLC
Initial Term Loan
9.269% (3 Month SOFR + 3.688%), due 5/23/25 (b)	2,209,770	1,925,877
Naked Juice LLC
First Lien Initial Term Loan
8.74% (3 Month SOFR + 3.25%), due 1/24/29 (b)	731,297	693,544
Pegasus BidCo BV
Initial Dollar Term Loan
9.615% (3 Month SOFR + 4.25%), due 7/12/29 (b)	1,588,000	1,583,038
Sotheby's
2021 Second Refinancing Term Loan
10.07% (3 Month SOFR + 4.50%), due 1/15/27 (b)	2,245,335	2,182,652

	Principal Amount	Value
Loan Assignments
Beverage, Food & Tobacco
United Natural Foods, Inc.
Initial Term Loan
8.681% (1 Month SOFR + 3.25%), due 10/22/25 (b)	$ 899,998	$ 896,200
		11,907,640
Broadcasting & Entertainment 1.8%
Altice France SA
USD Term Loan B14
10.808% (3 Month SOFR + 5.50%), due 8/15/28 (b)	2,992,959	2,701,768
Charter Communications Operating LLC
Term Loan B1
7.116% (3 Month SOFR + 1.75%), due 4/30/25 (b)	2,754,058	2,754,323
Clear Channel Outdoor Holdings, Inc.
Term Loan B 8.931% - 9.131%
(1 Month SOFR + 3.50%, 3 Month SOFR + 3.50%), due 8/21/26 (b)	1,193,304	1,157,173
CMG Media Corp.
First Lien 2021 Term Loan B
8.99% (3 Month SOFR + 3.50%), due 12/17/26 (b)	2,728,826	2,501,138
Gray Television, Inc. (b)
Term Loan E
7.929% (1 Month SOFR + 2.50%), due 1/2/26	506,446	502,543
Term Loan D
8.429% (1 Month SOFR + 3.00%), due 12/1/28	1,572,000	1,527,927
Nexstar Media, Inc.
Term Loan B4
7.931% (1 Month SOFR + 2.50%), due 9/18/26 (b)	1,719,214	1,716,451
Univision Communications, Inc. (b)
First Lien Initial Term Loan
8.681% (1 Month SOFR + 3.25%), due 1/31/29	2,048,800	2,020,117
First Lien 2022 Incremental Term Loan
9.64% (3 Month SOFR + 4.25%), due 6/24/29	666,563	664,063
		15,545,503
Buildings & Real Estate 2.1%
Allspring Buyer LLC
Initial Term Loan
8.949% (3 Month SOFR + 3.25%), due 11/1/28 (b)	1,572,823	1,550,540
Beacon Roofing Supply, Inc.
2028 Term Loan
7.681% (1 Month SOFR + 2.25%), due 5/19/28 (b)	1,466,250	1,464,570
Core & Main LP
Tranche Term Loan B 7.691% - 7.917%
(1 Month SOFR + 2.50%, 6 Month SOFR + 2.50%), due 7/27/28 (b)	2,487,129	2,479,667
Cornerstone Building Brands, Inc. (b)
Tranche Term Loan B
8.682% (1 Month SOFR + 3.25%), due 4/12/28	2,463,214	2,390,086
Initial Term Loan
10.957% (1 Month SOFR + 5.625%), due 8/1/28	1,191,000	1,180,877

	Principal Amount	Value
Loan Assignments
Buildings & Real Estate
Cushman & Wakefield U.S. Borrower LLC (b)
Replacement Term Loan
8.181% (1 Month SOFR + 2.75%), due 8/21/25	$ 149,512	$ 149,185
2023-1 Refinancing Term Loan
8.666% (1 Month SOFR + 3.25%), due 1/31/30	1,525,207	1,494,703
2023-2 Refinancing Term Loan
9.316% (1 Month SOFR + 4.00%), due 1/31/30	833,333	825,000
SRS Distribution, Inc. (b)
2022 Refinancing Term Loan
8.916% (1 Month SOFR + 3.50%), due 6/2/28	591,000	584,721
2021 Refinancing Term Loan
8.931% (1 Month SOFR + 3.50%), due 6/2/28	2,038,400	2,016,561
VC GB Holdings I Corp.
First Lien Initial Term Loan
8.652% (3 Month SOFR + 3.00%), due 7/21/28 (b)	491,250	481,793
Wilsonart LLC
Tranche Term Loan E
8.71% (6 Month SOFR + 3.50%), due 12/31/26 (b)	2,879,884	2,868,724
		17,486,427
Capital Equipment 0.4%
AZZ, Inc.
Initial Term Loan
9.066% (1 Month SOFR + 3.75%), due 5/13/29 (b)	792,500	793,326
CPM Acquisition Corp.
Term Loan
TBD, due 12/31/30	2,500,000	2,490,625
		3,283,951
Cargo Transport 0.3%
Genesee & Wyoming, Inc.
Initial Term Loan
7.49% (3 Month SOFR + 2.00%), due 12/30/26 (b)	2,422,248	2,418,287
Chemicals 0.2%
LSF11 A5 Holdco LLC (b)
Term Loan
8.931% (1 Month SOFR + 3.50%), due 10/15/28	1,313,333	1,278,858
Fourth Amendment Incremental Term Loan
9.666% (1 Month SOFR + 4.25%), due 10/15/28	448,875	441,160
		1,720,018
Chemicals, Plastics & Rubber 5.7%
Aruba Investments Holdings LLC (b)
First Lien Initial Dollar Term Loan
9.416% (1 Month SOFR + 4.00%), due 11/24/27	520,047	508,996
First Lien 2022 Incremental Term Loan
10.066% (1 Month SOFR + 4.75%), due 11/24/27 (d)(e)	1,488,750	1,457,114

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
Axalta Coating Systems Dutch Holding B BV
Dollar Facility Term Loan B5
7.816% (1 Month SOFR + 2.50%), due 12/20/29 (b)	$ 2,300,484	$ 2,302,720
Bakelite U.S. Holdco, Inc.
Term Loan
9.54% (3 Month SOFR + 4.00%), due 5/29/29 (b)	1,777,500	1,750,838
Clydesdale Acquisition Holdings, Inc.
First Lien Term Loan B
9.591% (1 Month SOFR + 4.175%), due 4/13/29 (b)	2,962,500	2,919,031
Entegris, Inc.
Tranche Term Loan B 7.816% - 7.89%
(1 Month SOFR + 2.50%, 3 Month SOFR + 2.50%), due 7/6/29 (b)	2,922,735	2,922,735
Herens Holdco SARL
USD Facility Term Loan B
9.415% (3 Month SOFR + 3.925%), due 7/3/28 (b)	1,160,635	1,025,227
Ineos Quattro Holdings U.K. Ltd. (b)
2026 Tranche Dollar Term Loan B
8.181% (1 Month SOFR + 2.75%), due 1/29/26	1,896,350	1,886,277
2030 Tranche Dollar Term Loan B
9.166% (1 Month SOFR + 3.75%), due 3/14/30	1,496,250	1,488,769
Ineos U.S. Finance LLC (b)
2028 Dollar Term Loan
7.916% (1 Month SOFR + 2.50%), due 11/8/28	459,667	454,906
2030 Dollar Term Loan
8.916% (1 Month SOFR + 3.50%), due 2/18/30	997,500	990,226
2027-II Dollar Term Loan
9.166% (1 Month SOFR + 3.75%), due 11/8/27	1,415,608	1,408,884
Innophos Holdings, Inc.
Initial Term Loan
8.681% (1 Month SOFR + 3.25%), due 2/5/27 (b)	1,447,500	1,440,986
Jazz Pharmaceuticals plc
Initial Dollar Term Loan
8.931% (1 Month SOFR + 3.50%), due 5/5/28 (b)	2,642,177	2,640,344
Koppers, Inc.
Initial Term Loan 9.41% - 9.44%
(1 Month SOFR + 4.00%), due 4/10/30 (b)	3,491,250	3,491,250
Nouryon Finance BV (b)
2023 Term Loan
9.347% (3 Month SOFR + 4.00%), due 4/3/28	1,246,875	1,228,951
Extended Dollar Term Loan
9.427% (1 Month SOFR + 4.00%), due 4/3/28	3,413,310	3,373,204
Olympus Water U.S. Holding Corp.
Initial Dollar Term Loan
9.402% (3 Month SOFR + 3.75%), due 11/9/28 (b)	1,228,125	1,210,999
Oxea Holding Vier GmbH
Tranche Term Loan B2
8.927% (1 Month SOFR + 3.50%), due 10/14/24 (b)	1,681,250	1,666,539

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
PMHC II, Inc.
Initial Term Loan
9.698% (3 Month SOFR + 4.25%), due 4/23/29 (b)	$ 2,970,000	$ 2,803,763
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1
9.631% (3 Month SOFR + 4.00%), due 3/16/27 (b)	2,673,022	2,655,361
Sparta U.S. Holdco LLC
First Lien Initial Term Loan
8.692% (1 Month SOFR + 3.25%), due 8/2/28 (b)	884,250	878,945
Tricorbraun Holdings, Inc.
First Lien Closing Date Initial Term Loan
8.681% (1 Month SOFR + 3.25%), due 3/3/28 (b)	2,602,118	2,548,449
Tronox Finance LLC
First Lien Refinancing Term Loan 7.931% - 8.152%
(1 Month SOFR + 2.50%, 3 Month SOFR + 2.50%), due 3/10/28 (b)	1,219,316	1,195,438
W. R. Grace Holdings LLC
Initial Term Loan
9.402% (3 Month SOFR + 3.75%), due 9/22/28 (b)	1,473,750	1,463,434
Windsor Holdings III LLC
Dollar Term Loan B
9.815% (1 Month SOFR + 4.50%), due 8/1/30 (b)	2,500,000	2,483,332
		48,196,718
Commercial Services 0.5%
Prime Security Services Borrower LLC
First Lien 2021 Refinancing Term Loan B1
8.192% (1 Month SOFR + 2.75%), due 9/23/26 (b)	4,069,902	4,062,963
Consumer Durables 0.2%
SWF Holdings I Corp.
First Lien Initial Term Loan
9.431% (1 Month SOFR + 4.00%), due 10/6/28 (b)	2,068,500	1,751,761
Containers, Packaging & Glass 2.9%
Alliance Laundry Systems LLC
Initial Term Loan B
8.901% (3 Month SOFR + 3.50%), due 10/8/27 (b)	1,699,071	1,696,948
Altium Packaging LLC
First Lien 2021 Term Loan
8.181% (1 Month SOFR + 2.75%), due 2/3/28 (b)	2,033,825	2,013,123
Anchor Glass Container Corp.
First Lien August 2023 Extended Term Loan 10.628% - 10.896%
(3 Month SOFR + 5.00%, 6 Month SOFR + 5.00%), due 12/7/25 (b)	2,076,148	1,705,036
Berlin Packaging LLC (b)
Tranche Initial Term Loan B4 8.566% - 8.77%
(1 Month SOFR + 3.25%, 3 Month SOFR + 3.25%), due 3/11/28	1,950,007	1,919,538

	Principal Amount	Value
Loan Assignments
Containers, Packaging & Glass
Berlin Packaging LLC (b)
Tranche Term Loan B5 9.179% - 9.402%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%), due 3/11/28	$ 1,058,400	$ 1,045,926
Charter Next Generation, Inc.
First Lien 2021 Initial Term Loan
9.181% (1 Month SOFR + 3.75%), due 12/1/27 (b)	2,827,441	2,798,157
Graham Packaging Co., Inc.
2021 Initial Term Loan
8.431% (1 Month SOFR + 3.00%), due 8/4/27 (b)	3,184,160	3,164,259
Mauser Packaging Solutions Holding Co.
Initial Term Loan
9.33% (1 Month SOFR + 4.00%), due 8/14/26 (b)	182,875	182,519
Pactiv Evergreen, Inc. (b)
Tranche U.S. Term Loan B2
8.681% (1 Month SOFR + 3.25%), due 2/5/26	640,234	639,114
Tranche U.S. Term Loan B3
8.681% (1 Month SOFR + 3.25%), due 9/24/28	490,000	489,030
Pretium PKG Holdings, Inc. (b)
First Lien Initial Term Loan 9.441% - 9.53%
(1 Month SOFR + 4.00%, 3 Month SOFR + 4.00%), due 10/2/28	1,689,900	1,018,165
Second Lien Initial Term Loan 12.191% - 12.28%
(1 Month SOFR + 6.75%, 3 Month SOFR + 6.75%), due 10/1/29 (d)	750,000	222,500
ProAmpac PG Borrower LLC
Term Loan
TBD, due 11/3/28	1,666,667	1,655,208
Reynolds Consumer Products LLC
Initial Term Loan
7.166% (1 Month SOFR + 1.75%), due 2/4/27 (b)	1,208,826	1,207,040
RLG Holdings LLC
First Lien Closing Date Initial Term Loan
9.681% (1 Month SOFR + 4.25%), due 7/7/28 (b)	786,000	738,447
Trident TPI Holdings, Inc. (b)
Tranche Initial Term Loan B3
9.652% (3 Month SOFR + 4.00%), due 9/15/28	504,322	501,879
Tranche Initial Term Loan B5
9.89% (3 Month SOFR + 4.50%), due 9/15/28	2,665,274	2,657,500
Tranche Initial Term Loan B4
10.64% (3 Month SOFR + 5.25%), due 9/15/28	397,000	395,884
		24,050,273
Diversified/Conglomerate Manufacturing 2.4%
Allied Universal Holdco LLC
Initial U.S. Dollar Term Loan
9.166% (1 Month SOFR + 3.75%), due 5/12/28 (b)	4,229,479	4,080,966
Filtration Group Corp. (b)
2021 Incremental Term Loan
8.931% (1 Month SOFR + 3.50%), due 10/21/28	784,000	780,570

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Manufacturing
Filtration Group Corp. (b)
2023 Extended Dollar Term Loan
9.681% (1 Month SOFR + 4.25%), due 10/21/28	$ 2,720,644	$ 2,718,378
Gardner Denver, Inc.
2020 GDI Tranche Dollar Term Loan B2
7.166% (1 Month SOFR + 1.75%), due 3/1/27 (b)	1,943,266	1,943,751
GYP Holdings III Corp.
First Lien 2023 Refinancing Term Loan
8.316% (1 Month SOFR + 3.00%), due 5/12/30 (b)	1,367,027	1,369,590
Ingersoll-Rand Services Co.
2020 Spinco Tranche Dollar Term Loan B1
7.166% (1 Month SOFR + 1.75%), due 3/1/27 (b)	162,026	162,066
Iron Mountain Information Management LLC
Incremental Term Loan B
7.181% (1 Month LIBOR + 1.75%), due 1/2/26 (b)	1,771,875	1,766,338
LTI Holdings, Inc. (b)
First Lien Initial Term Loan
8.931% (1 Month SOFR + 3.50%), due 9/6/25	1,043,761	1,015,493
First Lien First Amendment Additional Term Loan
10.181% (1 Month LIBOR + 4.75%), due 7/24/26	985,979	960,097
QUIKRETE Holdings, Inc. (b)
First Lien Initial Term Loan
8.056% (1 Month SOFR + 2.625%), due 2/1/27	2,249,163	2,243,821
First Lien Fourth Amendment Term Loan
8.181% (1 Month SOFR + 2.75%), due 3/19/29	1,477,500	1,475,858
Red Ventures LLC
First Lien Term Loan B4
8.316% (1 Month SOFR + 3.00%), due 3/3/30 (b)	533,845	529,174
WP CPP Holdings LLC
First Lien Initial Term Loan
9.27% (3 Month SOFR + 3.75%), due 4/30/25 (b)	973,110	913,160
		19,959,262
Diversified/Conglomerate Service 1.8%
Applied Systems, Inc. (b)
First Lien 2026 Term Loan
9.89% (3 Month SOFR + 4.50%), due 9/18/26	2,523,516	2,528,772
Second Lien 2021 Term Loan
12.14% (3 Month SOFR + 6.75%), due 9/17/27	445,140	445,919
Blackhawk Network Holdings, Inc.
First Lien Term Loan
8.172% (3 Month SOFR + 2.75%), due 6/15/25 (b)	1,921,793	1,913,785
Brightview Landscapes LLC
2022 Initial Term Loan
8.619% (3 Month SOFR + 3.25%), due 4/20/29 (b)	666,321	665,905
Element Materials Technology Group U.S. Holdings, Inc. (b)
Initial Delayed Draw Term Loan
9.74% (3 Month SOFR + 4.25%), due 6/22/29	475,355	468,225

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Service
Element Materials Technology Group U.S. Holdings, Inc. (b)
First Lien Delayed Draw Term Loan B
9.74% (3 Month SOFR + 4.25%), due 6/22/29	$ 219,395	$ 216,104
Genesys Cloud Services Holdings I LLC
2020 Initial Dollar Term Loan 9.431% - 9.446%
(1 Month SOFR + 4.00%), due 12/1/27 (b)	2,395,861	2,395,861
MKS Instruments, Inc.
Initial Dollar Term Loan B
8.166% (1 Month SOFR + 2.75%), due 8/17/29 (b)	3,314,006	3,310,897
TruGreen LP
First Lien Second Refinancing Term Loan
9.416% (1 Month SOFR + 4.00%), due 11/2/27 (b)	2,658,163	2,525,254
Verscend Holding Corp.
Term Loan B1
9.431% (1 Month SOFR + 4.00%), due 8/27/25 (b)	1,033,316	1,032,347
		15,503,069
Ecological 0.1%
GFL Environmental, Inc.
2023 Refinancing Term Loan
8.469% (3 Month SOFR + 3.00%), due 5/31/27 (b)	1,139,394	1,139,749
Electronics 5.8%
Camelot U.S. Acquisition LLC (b)
Initial Term Loan
8.431% (1 Month SOFR + 3.00%), due 10/30/26	1,544,093	1,542,163
Amendment No. 2 Incremental Term Loan
8.431% (1 Month SOFR + 3.00%), due 10/30/26	1,030,547	1,028,891
Castle U.S. Holding Corp. (b)
Initial Dollar Term Loan
9.434% (3 Month SOFR + 3.75%), due 1/29/27	408,322	320,022
Dollar Term Loan B2
9.684% (3 Month SOFR + 4.00%), due 1/29/27	2,447,917	1,863,477
Commscope, Inc.
Initial Term Loan
8.681% (1 Month SOFR + 3.25%), due 4/6/26 (b)	4,138,797	3,761,132
CoreLogic, Inc.
First Lien Initial Term Loan
8.931% (1 Month SOFR + 3.50%), due 6/2/28 (b)	4,410,000	4,062,712
DCert Buyer, Inc.
First Lien Initial Term Loan
9.316% (1 Month SOFR + 4.00%), due 10/16/26 (b)	2,416,146	2,398,158
ECi Macola/MAX Holding LLC
First Lien Initial Term Loan
9.402% (3 Month SOFR + 3.75%), due 11/9/27 (b)	1,945,000	1,937,706
Epicor Software Corp.
First Lien Incremental Term Loan
TBD, due 7/30/27	1,250,000	1,250,313

	Principal Amount	Value
Loan Assignments
Electronics
Epicor Software Corp.
Term Loan C
8.681% (1 Month SOFR + 3.25%), due 7/30/27 (b)	$ 3,009,135	$ 3,003,755
Flexera Software LLC
First Lien Term Loan B1
9.181% (1 Month SOFR + 3.75%), due 3/3/28 (b)	2,328,791	2,306,229
Gainwell Acquisition Corp.
First Lien Term Loan B
9.49% (3 Month SOFR + 4.00%), due 10/1/27 (b)	1,504,189	1,464,704
Go Daddy Operating Co. LLC
Amendment No. 6 Term Loan
7.816% (1 Month SOFR + 2.50%), due 11/9/29 (b)	1,152,992	1,153,232
Helios Software Holdings, Inc.
2021 Initial Dollar Term Loan
9.29% (3 Month SOFR + 3.75%), due 3/11/28 (b)	350,752	346,806
ION Trading Finance Ltd.
2021 Initial Dollar Term Loan
10.24% (3 Month SOFR + 4.75%), due 4/1/28 (b)	977,500	962,838
MH Sub I LLC
First Lien 2023 May Incremental Term Loan
9.566% (1 Month SOFR + 4.25%), due 5/3/28 (b)	3,515,405	3,395,997
Project Alpha Intermediate Holding, Inc.
2021 Refinancing Term Loan
9.431% (1 Month LIBOR + 4.00%), due 4/26/24 (b)	1,970,409	1,967,332
Proofpoint, Inc.
First Lien Initial Term Loan
8.681% (1 Month SOFR + 3.25%), due 8/31/28 (b)	2,456,250	2,433,188
Rocket Software, Inc. (b)
First Lien Initial Term Loan
9.681% (1 Month SOFR + 4.25%), due 11/28/25	859,500	858,119
First Lien 2021 Dollar Term Loan
9.681% (1 Month SOFR + 4.25%), due 11/28/25	1,466,250	1,461,363
Sharp Midco LLC
Incremental Term Loan B
TBD, due 12/31/28	1,000,000	990,000
First Lien Initial Term Loan
9.49% (3 Month SOFR + 4.00%), due 12/31/28 (b)	1,773,000	1,764,135
SS&C Technologies Holdings, Inc. (b)
Term Loan B3
7.181% (1 Month SOFR + 1.75%), due 4/16/25	508,383	508,145
Term Loan B4
7.181% (1 Month SOFR + 1.75%), due 4/16/25	480,056	479,831
Term Loan B5
7.181% (1 Month SOFR + 1.75%), due 4/16/25	1,766,859	1,765,992
Surf Holdings SARL
First Lien Dollar Tranche Term Loan
8.944% (1 Month SOFR + 3.50%), due 3/5/27 (b)	1,984,868	1,979,286

	Principal Amount	Value
Loan Assignments
Electronics
Vertiv Group Corp.
Term Loan B
8.192% (1 Month SOFR + 2.75%), due 3/2/27 (b)	$ 1,935,375	$ 1,931,918
VS Buyer LLC
Initial Term Loan
8.666% (1 Month SOFR + 3.25%), due 2/28/27 (b)	965,000	960,175
WEX, Inc.
Term Loan B
7.681% (1 Month SOFR + 2.25%), due 3/31/28 (b)	975,000	975,304
		48,872,923
Energy (Electricity) 0.5%
Covanta Holding Corp. (b)
Initial Term Loan B
7.816% (1 Month SOFR + 2.50%), due 11/30/28	549,815	546,104
Initial Term Loan C
7.816% (1 Month SOFR + 2.50%), due 11/30/28	41,812	41,530
2023 Incremental Term Loan B
8.334% (1 Month SOFR + 3.00%), due 11/30/28	3,720,930	3,716,279
2023 Incremental Term Loan C
8.334% (1 Month SOFR + 3.00%), due 11/30/28	279,070	278,721
		4,582,634
Entertainment 1.3%
Alterra Mountain Co.
Term Loan B2
8.931% (1 Month SOFR + 3.50%), due 8/17/28 (b)	2,343,648	2,343,648
Fertitta Entertainment LLC
Initial Term Loan B
9.316% (1 Month SOFR + 4.00%), due 1/27/29 (b)	4,191,187	4,144,514
Formula One Management Ltd.
First Lien Facility Term Loan B
8.316% (1 Month SOFR + 3.00%), due 1/15/30 (b)	861,538	860,462
J&J Ventures Gaming LLC
Initial Term Loan
9.652% (3 Month SOFR + 4.00%), due 4/26/28 (b)	3,920,000	3,736,250
		11,084,874
Finance 6.4%
AAdvantage Loyality IP Ltd.
Initial Term Loan
10.338% (3 Month SOFR + 4.75%), due 4/20/28 (b)	3,230,000	3,324,478
Acuris Finance U.S., Inc.
Initial Dollar Term Loan
9.54% (3 Month SOFR + 4.00%), due 2/16/28 (b)	2,269,531	2,234,354
ADMI Corp. (b)
Amendment No.4 Refinancing Term Loan
8.806% (1 Month SOFR + 3.375%), due 12/23/27	1,462,500	1,352,406

	Principal Amount	Value
Loan Assignments
Finance
ADMI Corp. (b)
Amendment No. 5 Incremental Term Loan
9.181% (1 Month SOFR + 3.75%), due 12/23/27	$ 735,000	$ 683,918
Ahlstrom-Munksjo Holding 3 Oy
USD Facility Term Loan B
9.652% (3 Month SOFR + 4.00%), due 2/4/28 (b)	780,224	756,817
AlixPartners LLP
Initial Dollar Term Loan
8.181% (1 Month SOFR + 2.75%), due 2/4/28 (b)	1,462,376	1,460,141
Blackstone Mortgage Trust, Inc.
Term Loan B4
8.816% (1 Month SOFR + 3.50%), due 5/9/29 (b)	493,524	483,037
Blue Tree Holdings, Inc.
Term Loan
8.152% (3 Month SOFR + 2.50%), due 3/4/28 (b)	487,500	477,750
Boxer Parent Co., Inc.
2021 Replacement Dollar Term Loan
9.181% (1 Month SOFR + 3.75%), due 10/2/25 (b)	2,220,631	2,217,346
Colouroz Investment 1 GmbH
First Lien Initial Term Loan C
TBD (0.75% PIK) (3 Month LIBOR + 4.25%), due 9/21/24 (b)(d)(f)	198,494	131,147
Colouroz Investment 2 LLC
First Lien Initial Term Loan B2
TBD (0.75% PIK) (3 Month LIBOR + 4.25%), due 9/21/24 (b)(d)(f)	1,200,730	793,334
Covia Holdings LLC
Initial Term Loan
9.53% (3 Month SOFR + 4.00%), due 7/31/26 (b)	709,736	707,074
CPC Acquisition Corp.
First Lien Initial Term Loan
9.253% (3 Month SOFR + 3.75%), due 12/29/27 (b)	1,738,715	1,428,645
Deerfield Dakota Holding LLC
First Lien Initial Dollar Term Loan
9.14% (3 Month SOFR + 3.75%), due 4/9/27 (b)	1,463,654	1,428,588
Endurance International Group Holdings, Inc.
Initial Term Loan
8.792% (3 Month LIBOR + 3.50%), due 2/10/28 (b)	3,816,703	3,699,022
GTCR W. Merger Sub LLC
USD Term Loan B
TBD, due 9/20/30	5,000,000	4,996,100
LBM Acquisition LLC
First Lien Initial Term Loan
9.166% (1 Month LIBOR + 3.75%), due 12/17/27 (b)	815,354	795,063
LSF11 Trinity Bidco, Inc.
Initial Term Loan
9.832% (1 Month SOFR + 4.50%), due 6/14/30 (b)	3,740,625	3,731,273
Minimax Viking GmbH
Facility Term Loan B1C
7.931% (1 Month SOFR + 2.50%), due 7/31/25 (b)	2,138,856	2,139,524

	Principal Amount	Value
Loan Assignments
Finance
Onex TSG Intermediate Corp.
Initial Term Loan
10.381% (3 Month SOFR + 4.75%), due 2/28/28 (b)	$ 977,500	$ 899,300
Park River Holdings, Inc.
First Lien Initial Term Loan
8.522% (3 Month SOFR + 3.25%), due 12/28/27 (b)	1,303,316	1,255,665
Peraton Corp.
First Lien Term Loan B
9.166% (1 Month SOFR + 3.75%), due 2/1/28 (b)	3,360,479	3,347,178
Pluto Acquisition I, Inc.
First Lien 2021 Term Loan
9.684% (3 Month SOFR + 4.00%), due 6/22/26 (b)	2,052,750	1,785,893
Potters Industries LLC
Initial Term Loan
9.49% (3 Month SOFR + 4.00%), due 12/14/27 (b)	780,000	781,950
RealPage, Inc.
First Lien Initial Term Loan
8.431% (1 Month SOFR + 3.00%), due 4/24/28 (b)	2,336,169	2,306,642
RealTruck Group, Inc.
Initial Term Loan
9.181% (1 Month SOFR + 3.75%), due 1/31/28 (b)	1,053,000	1,002,105
Triton Water Holdings, Inc.
First Lien Initial Term Loan
8.902% (3 Month SOFR + 3.25%), due 3/31/28 (b)	2,167,296	2,118,531
WCG Purchaser Corp.
First Lien Initial Term Loan
9.431% (1 Month SOFR + 4.00%), due 1/8/27 (b)	2,220,852	2,197,533
WildBrain Ltd.
Initial Term Loan
9.681% (1 Month SOFR + 4.25%), due 3/24/28 (b)	3,553,875	3,478,355
WIN Waste Innovations Holdings, Inc.
Initial Term Loan
8.181% (1 Month SOFR + 2.75%), due 3/24/28 (b)	2,189,600	2,005,308
		54,018,477
Healthcare 1.7%
AHP Health Partners, Inc.
Initial Term Loan
8.931% (1 Month SOFR + 3.50%), due 8/24/28 (b)	1,336,203	1,335,200
Chariot Buyer LLC
First Lien Initial Term Loan
8.666% (1 Month SOFR + 3.25%), due 11/3/28 (b)	4,716,000	4,642,312
CHG Healthcare Services, Inc.
First Lien Initial Term Loan
8.696% (1 Month SOFR + 3.25%), due 9/29/28 (b)	1,277,250	1,270,265
ICU Medical, Inc.
Tranche Term Loan B
8.04% (3 Month SOFR + 2.50%), due 1/8/29 (b)	839,111	838,062

	Principal Amount	Value
Loan Assignments
Healthcare
LSCS Holdings, Inc.
First Lien Initial Term Loan
9.931% (1 Month SOFR + 4.50%), due 12/16/28 (b)	$ 687,750	$ 674,425
Medical Solutions Holdings, Inc.
First Lien Initial Term Loan
8.772% (3 Month SOFR + 3.25%), due 11/1/28 (b)	506,979	489,869
Medline Borrower LP
Initial Dollar Term Loan
8.681% (1 Month SOFR + 3.25%), due 10/23/28 (b)	3,060,943	3,051,552
U.S. Anesthesia Partners, Inc.
First Lien Initial Term Loan
9.679% (1 Month SOFR + 4.25%), due 10/1/28 (b)	2,435,076	2,230,530
		14,532,215
Healthcare & Pharmaceuticals 1.0%
Bausch & Lomb Corp.
Initial Term Loan
8.755% (3 Month SOFR + 3.25%), due 5/10/27 (b)	1,975,000	1,914,691
Bausch Health Cos., Inc.
Second Amendment Term Loan
10.674% (1 Month SOFR + 5.25%), due 2/1/27 (b)	1,406,250	1,140,067
Embecta Corp.
First Lien Initial Term Loan
8.337% (6 Month SOFR + 3.00%), due 3/30/29 (b)	1,106,493	1,082,981
Envision Healthcare Corp. (b)(g)(h)
First Out Term Loan
TBD (3 Month SOFR + 7.875%), due 3/31/27	180,647	212,261
Second Out Term Loan
TBD (3 Month SOFR + 4.25%), due 3/31/27 (d)	1,064,041	239,409
2018 Third Out Term Loan
8.992% (3 Month SOFR + 3.75%), due 3/31/27 (d)	499,477	2,497
Owens & Minor, Inc.
Term Loan B1 8.715% - 9.166%
(1 Month SOFR + 3.75%, 6 Month SOFR + 3.75%), due 3/29/29 (b)	937,500	933,984
Pediatric Associates Holding Co. LLC
Amendment No. 1 Incremental Term Loan
8.566% (1 Month SOFR + 3.25%), due 12/29/28 (b)	1,576,951	1,532,927
Physician Partners LLC
Initial Term Loan
9.416% (1 Month SOFR + 4.00%), due 12/23/28 (b)	1,108,125	1,048,762
		8,107,579
Healthcare, Education & Childcare 4.9%
Agiliti Health, Inc.
Term Loan
8.395% (3 Month SOFR + 3.00%), due 5/1/30 (b)	3,758,207	3,739,416

	Principal Amount	Value
Loan Assignments
Healthcare, Education & Childcare
Alvogen Pharma U.S., Inc.
January 2020 Term Loan
10.79% (3 Month SOFR + 5.25%), due 12/31/23 (b)	$ 629,318	$ 616,732
Amneal Pharmaceuticals LLC
Initial Term Loan
8.931% (1 Month SOFR + 3.50%), due 5/4/25 (b)	3,086,157	3,026,363
athenahealth Group, Inc.
Initial Term Loan
8.568% (1 Month SOFR + 3.25%), due 2/15/29 (b)	4,401,714	4,310,013
Auris Luxembourg III SARL
Facility Term Loan B2
9.122% (6 Month LIBOR + 3.75%), due 2/27/26 (b)	1,129,247	1,097,252
Carestream Dental Technology Parent Ltd. (b)
First Lien Initial Term Loan
8.981% (3 Month LIBOR + 3.25%), due 9/1/24	689,648	593,097
First Lien Tranche Term Loan B
10.231% (6 Month SOFR + 4.50%), due 9/1/24	229,335	200,668
Carestream Health, Inc.
Term Loan
12.99% (3 Month SOFR + 7.50%), due 9/30/27 (b)	1,748,828	1,381,574
Ecovyst Catalyst Technologies LLC
Initial Term Loan
7.969% (3 Month SOFR + 2.50%), due 6/9/28 (b)	1,759,500	1,751,252
Elanco Animal Health, Inc.
Term Loan
7.165% (1 Month SOFR + 1.75%), due 8/1/27 (b)	1,440,456	1,411,447
eResearchTechnology, Inc.
First Lien Initial Term Loan
9.931% (1 Month SOFR + 4.50%), due 2/4/27 (b)	945,990	926,479
FC Compassus LLC
Term Loan B1
9.881% (3 Month SOFR + 4.25%), due 12/31/26 (b)(d)	2,014,898	1,941,858
Grifols Worldwide Operations Ltd.
Dollar Tranche Term Loan B
7.416% (1 Month SOFR + 2.00%), due 11/15/27 (b)	925,556	908,863
Horizon Therapeutics USA, Inc.
Incremental Term Loan B2
7.184% (1 Month SOFR + 1.75%), due 3/15/28 (b)	650,000	649,147
Insulet Corp.
Term Loan B
8.681% (1 Month SOFR + 3.25%), due 5/4/28 (b)	1,864,693	1,861,780
Journey Personal Care Corp.
Initial Term Loan
9.981% (3 Month LIBOR + 4.25%), due 3/1/28 (b)	980,000	919,975
LifePoint Health, Inc.
First Lien Term Loan B
9.377% (3 Month SOFR + 3.75%), due 11/16/25 (b)	3,166,639	3,155,331

	Principal Amount	Value
Loan Assignments
Healthcare, Education & Childcare
Mallinckrodt International Finance SA
2017 Replacement Term Loan
12.689% (1 Month SOFR + 7.25%), due 9/30/27 (b)(g)	$ 937,140	$ 695,436
National Mentor Holdings, Inc. (b)
First Lien Initial Term Loan 9.166% - 9.24%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%), due 3/2/28	1,538,589	1,377,037
First Lien Initial Term Loan C
9.092% (3 Month SOFR + 3.75%), due 3/2/28	49,563	44,359
Organon & Co.
Dollar Term Loan
8.442% (1 Month SOFR + 3.00%), due 6/2/28 (b)	2,326,377	2,320,561
Petco Health and Wellness Co., Inc.
First Lien Initial Term Loan
8.902% (3 Month SOFR + 3.25%), due 3/3/28 (b)	1,876,765	1,854,478
Raptor Acquisition Corp.
First Lien Term Loan B
9.658% (3 Month SOFR + 4.00%), due 11/1/26 (b)	1,234,375	1,234,066
Select Medical Corp.
Tranche Term Loan B1
8.316% (1 Month SOFR + 3.00%), due 3/6/27 (b)	2,043,271	2,038,163
Sound Inpatient Physicians, Inc.
First Lien Initial Term Loan
8.631% (3 Month SOFR + 3.00%), due 6/27/25 (b)(d)	473,750	216,346
Sunshine Luxembourg VII SARL
Facility Term Loan B3
9.24% (3 Month LIBOR + 3.75%), due 10/1/26 (b)	3,364,187	3,357,647
		41,629,340
High Tech Industries 2.8%
Altar BidCo, Inc.
First Lien Initial Term Loan 7.993% - 8.262%
(1 Year SOFR + 3.10%, 3 Month SOFR + 3.10%), due 2/1/29 (b)	1,851,562	1,843,230
AP Gaming I LLC
Term Loan B
9.54% (3 Month SOFR + 4.00%), due 2/15/29 (b)	2,872,917	2,861,247
Central Parent, Inc.
First Lien Initial Term Loan
9.64% (3 Month SOFR + 4.25%), due 7/6/29 (b)	992,500	991,983
Hanesbands, Inc.
Tranche Initial Term Loan B
9.066% (1 Month SOFR + 3.75%), due 3/8/30 (b)	1,492,500	1,458,919
NAB Holdings LLC
Initial Term Loan
8.54% (3 Month SOFR + 3.00%), due 11/23/28 (b)	1,768,500	1,761,552
Nielsen Consumer, Inc.
Fifth Amendment Dollar Incremental Term Loan
11.566% (1 Month SOFR + 6.25%), due 3/6/28 (b)	1,662,500	1,583,531

	Principal Amount	Value
Loan Assignments
High Tech Industries
Open Text Corp.
2023 Replacement Term Loan
8.166% (1 Month SOFR + 2.75%), due 1/31/30 (b)	$ 3,970,000	$ 3,966,693
Scientific Games Holdings LP
First Lien Initial Dollar Term Loan
8.768% (3 Month SOFR + 3.50%), due 4/4/29 (b)	1,713,462	1,701,800
Star Parent, Inc.
Term Loan B
TBD, due 9/19/30	4,500,000	4,393,350
Trans Union LLC
2021 Incremental Term Loan B6
7.681% (1 Month SOFR + 2.25%), due 12/1/28 (b)	2,943,966	2,941,419
		23,503,724
Hotel, Gaming & Leisure 0.4%
Flutter Entertainment plc
2028 Third Amendment Term Loan B
8.902% (3 Month SOFR + 3.25%), due 7/22/28 (b)	2,137,817	2,136,748
Ontario Gaming GTA LP
First Lien Term Loan B
9.64% (3 Month SOFR + 4.25%), due 8/1/30 (b)	1,000,000	1,000,156
		3,136,904
Hotels, Motels, Inns & Gaming 3.6%
Aimbridge Acquisition Co., Inc.
First Lien 2019 Initial Term Loan
9.181% (1 Month SOFR + 3.75%), due 2/2/26 (b)	1,402,553	1,343,646
Caesars Entertainment, Inc.
2023 Incremental Term Loan B
8.666% (1 Month SOFR + 3.25%), due 2/6/30 (b)	2,089,500	2,085,438
Entain plc (b)
USD Facility Term Loan B
7.99% (3 Month SOFR + 2.50%), due 3/29/27	1,256,786	1,252,701
USD Facility Term Loan B2
8.99% (3 Month SOFR + 3.50%), due 10/31/29	1,588,004	1,586,019
Everi Holdings, Inc.
Term Loan B
7.931% (1 Month LIBOR + 2.50%), due 8/3/28 (b)	1,440,881	1,438,278
Four Seasons Holdings, Inc.
First Lien 2023 Repricing Term Loan
7.916% (1 Month SOFR + 2.50%), due 11/30/29 (b)	1,417,152	1,418,215
Golden Entertainment, Inc.
First Lien 2023 Refinancing Term Loan B1
8.168% (1 Month SOFR + 2.75%), due 5/28/30 (b)	872,812	870,630
Hilton Worldwide Finance LLC
Refinanced Term Loan B2
7.17% (1 Month SOFR + 1.75%), due 6/22/26 (b)	235,804	235,552

	Principal Amount	Value
Loan Assignments
Hotels, Motels, Inns & Gaming
Light & Wonder International, Inc.
Initial Term Loan B
8.434% (1 Month SOFR + 3.00%), due 4/14/29 (b)	$ 3,703,125	$ 3,695,023
Oceankey U.S. II Corp.
Initial Term Loan
8.916% (1 Month SOFR + 3.50%), due 12/15/28 (b)	1,977,443	1,890,106
PCI Gaming Authority
Facility Term Loan B
7.931% (1 Month SOFR + 2.50%), due 5/29/26 (b)	2,449,126	2,446,065
Penn Entertainment, Inc.
Facility Term Loan B
8.166% (1 Month SOFR + 2.75%), due 5/3/29 (b)	493,750	492,740
Station Casinos LLC
Facility Term Loan B1
7.666% (1 Month SOFR + 2.25%), due 2/8/27 (b)	1,602,092	1,597,614
Travel + Leisure Co.
Term Loan B
7.681% (1 Month SOFR + 2.25%), due 5/30/25 (b)	1,907,179	1,903,603
UFC Holdings LLC
First Lien Term Loan B3
8.369% (3 Month SOFR + 2.75%), due 4/29/26 (b)	3,982,962	3,976,987
Whatabrands LLC
Initial Term Loan B
8.431% (1 Month SOFR + 3.00%), due 8/3/28 (b)	1,965,000	1,955,721
Wyndham Hotels & Resorts, Inc.
2023 Term Loan B
7.666% (1 Month SOFR + 2.25%), due 5/24/30 (b)	1,788,421	1,789,698
		29,978,036
Insurance 4.1%
Acrisure LLC (b)
First Lien 2020 Term Loan
8.931% (1 Month LIBOR + 3.50%), due 2/15/27	1,958,461	1,927,860
First Lien 2021-2 Additional Term Loan
9.681% (1 Month LIBOR + 4.25%), due 2/15/27	1,031,625	1,027,112
Alliant Holdings Intermediate LLC
New Term Loan B4
8.931% (1 Month LIBOR + 3.50%), due 11/5/27 (b)	1,960,000	1,955,545
AmWINS Group, Inc. (b)
Term Loan
7.681% (1 Month SOFR + 2.25%), due 2/19/28	1,945,026	1,930,438
February 2023 Incremental Term Loan
8.181% (1 Month SOFR + 2.75%), due 2/19/28	3,473,750	3,468,786
AssuredPartners, Inc. (b)
2020 February Refinancing Term Loan
8.931% (1 Month SOFR + 3.50%), due 2/12/27	3,100,708	3,094,063
2022-2 Term Loan
9.566% (1 Month SOFR + 4.25%), due 2/12/27	396,000	395,670

	Principal Amount	Value
Loan Assignments
Insurance
Asurion LLC (b)
New Term Loan B9
8.681% (1 Month SOFR + 3.25%), due 7/31/27	$ 487,500	$ 473,256
New Term Loan B8
9.666% (1 Month SOFR + 3.25%), due 12/23/26	972,500	953,050
New Term Loan B11
9.666% (1 Month SOFR + 4.25%), due 8/19/28	1,417,463	1,382,618
Second Lien New Term Loan B3
10.681% (1 Month SOFR + 5.25%), due 1/31/28	300,000	268,125
Second Lien New Term Loan B4
10.681% (1 Month SOFR + 5.25%), due 1/20/29	2,500,000	2,199,220
Broadstreet Partners, Inc. (b)
2020 Initial Term Loan
8.431% (1 Month SOFR + 3.00%), due 1/27/27	2,470,742	2,455,742
Tranche Term Loan B2
8.681% (1 Month SOFR + 3.25%), due 1/27/27	686,000	682,726
Initial Term Loan B
9.316% (1 Month SOFR + 4.00%), due 1/27/29	498,750	498,037
Hub International Ltd. (b)
2022 Incremental Term Loan
9.365% (3 Month SOFR + 4.00%), due 11/10/29	357,300	357,480
2023 Refinancing Term Loan
9.584% (3 Month SOFR + 4.25%), due 6/20/30	2,400,000	2,405,018
NFP Corp.
Closing Date Term Loan
8.681% (1 Month SOFR + 3.25%), due 2/15/27 (b)	1,894,925	1,869,264
Ryan Specialty Group LLC
Initial Term Loan
8.416% (1 Month SOFR + 3.00%), due 9/1/27 (b)	970,000	968,788
Sedgwick Claims Management Services, Inc.
2023 Term Loan
9.066% (1 Month SOFR + 3.75%), due 2/24/28 (b)	3,840,544	3,828,542
USI, Inc.
2022 New Term Loan
9.14% (3 Month SOFR + 3.75%), due 11/22/29 (b)	2,821,500	2,817,973
		34,959,313
Leisure, Amusement, Motion Pictures & Entertainment 1.3%
Bombardier Recreational Products, Inc.
2022-2 Incremental Term Loan
8.816% (1 Month SOFR + 3.50%), due 12/13/29 (b)	2,977,500	2,974,841
Creative Artists Agency LLC
Term Loan B
8.831% (1 Month SOFR + 3.50%), due 11/27/28 (b)	3,391,500	3,374,542
Lions Gate Capital Holdings LLC
Term Loan B
7.666% (1 Month SOFR + 2.25%), due 3/24/25 (b)	991,983	988,677

	Principal Amount	Value
Loan Assignments
Leisure, Amusement, Motion Pictures & Entertainment
Marriott Ownership Resorts, Inc.
2019 Refinancing Term Loan
7.166% (1 Month SOFR + 1.75%), due 8/29/25 (b)	$ 1,313,765	$ 1,310,809
William Morris Endeavor Entertainment LLC (IMG Worldwide Holdings LLC)
First Lien Term Loan B1
8.181% (1 Month SOFR + 2.75%), due 5/18/25 (b)	2,115,479	2,110,719
		10,759,588
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.4%
Advanced Drainage Systems, Inc.
Initial Term Loan
7.68% (1 Month SOFR + 2.25%), due 7/31/26 (b)	454,018	456,950
Columbus McKinnon Corp.
Initial Term Loan
8.422% (3 Month SOFR + 2.75%), due 5/14/28 (b)	1,257,658	1,256,086
Husky Injection Molding Systems Ltd.
Initial Term Loan
8.731% (3 Month SOFR + 3.00%), due 3/28/25 (b)	1,771,870	1,754,550
		3,467,586
Manufacturing 3.0%
ASP Blade Holdings, Inc.
Initial Term Loan
9.652% (3 Month SOFR + 4.00%), due 10/13/28 (b)	1,475,294	1,300,103
Chart Industries, Inc.
Amendment No. 3 Term Loan
9.174% (1 Month SOFR + 3.75%), due 3/15/30 (b)	2,132,145	2,131,256
Coherent Corp.
Initial Term Loan B
8.181% (1 Month SOFR + 2.75%), due 7/2/29 (b)	2,513,917	2,507,004
CP Atlas Buyer, Inc.
Term Loan B
9.166% (1 Month SOFR + 3.75%), due 11/23/27 (b)	2,304,099	2,167,005
CPG International LLC
Closing Date Term Loan
7.916% (1 Month SOFR + 2.50%), due 4/28/29 (b)	1,237,500	1,234,097
EMRLD Borrower LP
Initial Term Loan B
8.316% (1 Month SOFR + 3.00%), due 5/31/30 (b)	6,209,289	6,193,766
FCG Acquisitions, Inc.
First Lien Initial Term Loan
9.402% (3 Month LIBOR + 3.75%), due 3/31/28 (b)	1,473,710	1,458,513
LSF12 Badger Bidco LLC
Initial Term Loan
11.316% (1 Month SOFR + 6.00%), due 8/30/30 (b)	1,250,000	1,250,195
Madison IAQ LLC
Term Loan
8.689% (1 Month LIBOR + 3.25%), due 6/21/28 (b)	2,306,900	2,263,069

	Principal Amount	Value
Loan Assignments
Manufacturing
Pro Mach Group, Inc.
First Lien Closing Date Initial Term Loan
9.431% (1 Month SOFR + 4.00%), due 8/31/28 (b)	$ 2,764,067	$ 2,765,103
Standard Building Solutions, Inc.
Initial Term Loan
7.938% (1 Month SOFR + 2.50%), due 9/22/28 (b)	1,040,882	1,039,982
Zurn LLC
First Lien Term Loan B
7.431% (1 Month SOFR + 2.00%), due 10/4/28 (b)	835,125	834,707
		25,144,800
Media 1.9%
Apple Bidco LLC (b)
First Lien Initial Term Loan
8.181% (1 Month SOFR + 2.75%), due 9/22/28	2,328,525	2,310,090
First Lien Amendment No. 1 Term Loan
9.316% (1 Month SOFR + 4.00%), due 9/22/28	744,375	743,259
Cogeco Communications Finance (USA) LP
Amendment No. 5 Incremental Term Loan B
7.946% (1 Month SOFR + 2.50%), due 9/1/28 (b)	2,747,617	2,674,203
Diamond Sports Group LLC
Second Lien Term Loan (zero coupon) - 10.684%
(1 Month SOFR + 5.25%, 3 Month SOFR + 3.25%), due 8/24/26 (b)(g)(h)	2,898,312	65,212
Directv Financing LLC
Closing Date Term Loan
10.431% (1 Month SOFR + 5.00%), due 8/2/27 (b)	2,496,023	2,433,907
Mission Broadcasting, Inc.
Term Loan B4
7.929% (1 Month SOFR + 2.50%), due 6/2/28 (b)	588,000	586,530
Radiate Holdco LLC
Amendment No. 6 Term Loan B
8.681% (1 Month SOFR + 3.25%), due 9/25/26 (b)	3,028,507	2,468,706
Sinclair Television Group, Inc.
Term Loan B4
9.166% (1 Month SOFR + 3.75%), due 4/21/29 (b)	1,975,000	1,365,835
Virgin Media Bristol LLC
Facility Term Loan Y
8.311% (6 Month SOFR + 3.25%), due 3/31/31 (b)	3,666,667	3,574,237
		16,221,979
Mining, Steel, Iron & Non-Precious Metals 1.4%
American Rock Salt Co. LLC
First Lien Initial Term Loan
9.431% (1 Month SOFR + 4.00%), due 6/9/28 (b)	1,228,857	1,136,693
Arsenal AIC Parent LLC
Term Loan B
9.879% (3 Month SOFR + 4.50%), due 8/18/30 (b)	1,714,286	1,710,000

	Principal Amount	Value
Loan Assignments
Mining, Steel, Iron & Non-Precious Metals
Gates Global LLC (b)
Initial Dollar Term Loan B3
7.916% (1 Month SOFR + 2.50%), due 3/31/27	$ 2,877,171	$ 2,867,280
Initial Dollar Term Loan B4
8.816% (1 Month SOFR + 3.50%), due 11/16/29	1,980,000	1,978,876
MRC Global (U.S.), Inc.
2018 Refinancing Term Loan
8.431% (1 Month LIBOR + 3.00%), due 9/20/24 (b)	1,037,802	1,019,640
U.S. Silica Co.
Term Loan
10.166% (1 Month SOFR + 4.75%), due 3/25/30 (b)	2,987,543	2,989,144
		11,701,633
Oil & Gas 1.8%
Buckeye Partners LP
2021 Tranche Term Loan B1
7.666% (1 Month SOFR + 2.25%), due 11/1/26 (b)	1,327,159	1,325,372
ChampionX Corp.
Term Loan B1
8.678% (1 Month SOFR + 3.25%), due 6/7/29 (b)	1,488,750	1,490,611
DT Midstream, Inc.
Initial Term Loan
7.446% (1 Month SOFR + 2.00%), due 6/26/28 (b)	319,463	319,551
Fleet Midco I Ltd.
Facility Term Loan B
8.431% (1 Month LIBOR + 3.00%), due 10/7/26 (b)	1,200,000	1,198,500
GIP III Stetson I LP
Initial Term Loan
9.666% (1 Month SOFR + 4.25%), due 7/18/25 (b)(d)	1,261,178	1,260,727
GIP Pilot Acquisition Partners LP
Term Loan
TBD, due 9/18/30	1,363,636	1,358,523
Medallion Midland Acquisition LLC
Initial Term Loan
9.402% (3 Month SOFR + 3.75%), due 10/18/28 (b)	1,559,819	1,560,209
Murphy Oil USA, Inc.
Tranche Term Loan B
7.179% (1 Month SOFR + 1.75%), due 1/31/28 (b)	439,875	440,425
NorthRiver Midstream Finance LP
First Lien Initial Term Loan B
8.395% (3 Month SOFR + 3.00%), due 8/16/30 (b)	433,682	432,237
Oryx Midstream Services Permian Basin LLC
2023 Incremental Term Loan
8.692% (1 Month SOFR + 3.25%), due 10/5/28 (b)	1,965,248	1,963,529
PES Holdings LLC
Tranche Term Loan C (zero coupon) - 13.00%
(3.00% PIK) (1 Month LIBOR + 4.50%), due 12/31/23 (b)(d)(f)(g)(h)	1,172,431	27,356

	Principal Amount	Value
Loan Assignments
Oil & Gas
Prairie ECI Acquiror LP
Initial Term Loan
10.166% (1 Month SOFR + 4.75%), due 3/11/26 (b)	$ 1,185,525	$ 1,182,696
TransMontaigne Operating Co. LP
Tranche Term Loan B 8.931% - 8.933%
(1 Month SOFR + 3.50%), due 11/17/28 (b)	496,212	493,731
Traverse Midstream Partners LLC
Advance Term Loan
9.216% (3 Month SOFR + 3.75%), due 2/16/28 (b)	1,059,501	1,056,410
Veritas U.S., Inc.
Dollar 2021 Term Loan B
10.431% (1 Month SOFR + 5.00%), due 9/1/25 (b)	1,172,864	1,011,177
		15,121,054
Packaging 0.3%
LABL, Inc.
Initial Dollar Term Loan
10.416% (1 Month SOFR + 5.00%), due 10/29/28 (b)	1,473,750	1,468,558
Plastipak Holdings, Inc.
2021 Tranche Term Loan B
7.916% (1 Month SOFR + 2.50%), due 12/1/28 (b)	953,088	952,237
		2,420,795
Personal & Nondurable Consumer Products 1.6%
ABG Intermediate Holdings 2 LLC
First Lien Tranche Term Loan B1
8.931% (1 Month SOFR + 3.50%), due 12/21/28 (b)	2,853,688	2,846,042
Foundation Building Materials, Inc.
First Lien Initial Term Loan
8.881% (3 Month SOFR + 3.25%), due 1/31/28 (b)	1,725,511	1,706,099
Hunter Douglas Holding BV
Tranche Term Loan B1
8.891% (3 Month SOFR + 3.50%), due 2/26/29 (b)	2,962,500	2,880,291
Leslie's Poolmart, Inc.
Initial Term Loan
8.181% (1 Month SOFR + 2.75%), due 3/9/28 (b)	1,950,000	1,913,786
Michaels Cos., Inc. (The)
Term Loan B
9.902% (3 Month SOFR + 4.25%), due 4/15/28 (b)	3,128,000	2,849,608
Perrigo Co. plc
Initial Term Loan B
7.666% (1 Month SOFR + 2.25%), due 4/20/29 (b)	992,462	987,914
Prestige Brands, Inc.
Term Loan B5
7.431% (1 Month SOFR + 2.00%), due 7/3/28 (b)	412,500	412,822
		13,596,562

	Principal Amount	Value
Loan Assignments
Personal & Nondurable Consumer Products (Manufacturing Only) 0.6%
American Builders & Contractors Supply Co., Inc.
Restatement Effective Date Term Loan
7.416% (1 Month SOFR + 2.00%), due 1/15/27 (b)	$ 1,670,303	$ 1,667,171
Hercules Achievement, Inc.
First Lien Third Amendment Extended Term Loan
10.431% (1 Month SOFR + 5.00%), due 12/15/26 (b)	1,885,838	1,838,692
SRAM LLC
Initial Term Loan
8.181% (1 Month SOFR + 2.75%), due 5/18/28 (b)	1,990,909	1,982,199
		5,488,062
Personal, Food & Miscellaneous Services 1.6%
1011778 B.C. Unlimited Liability Co.
Term Loan B5
7.566% (1 Month SOFR + 2.25%), due 9/23/30 (b)	2,110,186	2,103,152
Aramark Intermediate HoldCo Corp. (b)
U.S. Term Loan B5
7.931% (1 Month SOFR + 2.50%), due 4/6/28	1,402,972	1,401,510
U.S. Term Loan B6
7.931% (1 Month SOFR + 2.50%), due 6/22/30	1,434,383	1,428,406
Hayward Industries, Inc.
First Lien Refinancing Term Loan
8.181% (1 Month SOFR + 2.75%), due 5/30/28 (b)	1,742,089	1,724,668
Hillman Group, Inc. (The)
Initial Term Loan
8.181% (1 Month SOFR + 2.75%), due 7/14/28 (b)	487,807	487,110
IRB Holding Corp.
2022 Replacement Term Loan B
8.431% (1 Month SOFR + 3.00%), due 12/15/27 (b)	4,678,948	4,656,204
KFC Holding Co.
2021 Term Loan B
7.195% (1 Month SOFR + 1.75%), due 3/15/28 (b)	1,438,180	1,436,382
		13,237,432
Pharmaceuticals 0.1%
Padagis LLC
Term Loan B
10.28% (3 Month SOFR + 4.75%), due 7/6/28 (b)	1,129,412	1,094,589
Printing & Publishing 0.7%
Getty Images, Inc.
Initial Dollar Term Loan
9.99% (3 Month SOFR + 4.50%), due 2/19/26 (b)	935,433	936,018
Severin Acquisition LLC
First Lien Initial Term Loan
8.369% (3 Month SOFR + 3.00%), due 8/1/25 (b)	1,914,868	1,911,791

	Principal Amount	Value
Loan Assignments
Printing & Publishing
Springer Nature Deutschland GmbH
Initial Term Loan B18
8.652% (3 Month SOFR + 3.00%), due 8/14/26 (b)	$ 3,062,584	$ 3,061,947
		5,909,756
Real Estate 0.2%
RHP Hotel Properties LP
Tranche Term Loan B
8.066% (1 Month SOFR + 2.75%), due 5/18/30 (b)	1,326,667	1,328,988
Retail 0.4%
Great Outdoors Group LLC
Term Loan B2
9.181% (1 Month SOFR + 3.75%), due 3/6/28 (b)	3,805,246	3,792,563
Retail Store 1.1%
BJ's Wholesale Club, Inc.
First Lien Tranche Term Loan B
8.079% (1 Month SOFR + 2.75%), due 2/3/27 (b)	1,231,047	1,231,487
EG Group Ltd. (b)
USD Facility Term Loan B
9.164% (1 Month SOFR + 4.00%), due 2/7/25	654,812	644,171
USD Additional Facility Term Loan
9.424% (1 Month SOFR + 4.00%), due 2/7/25	1,421,292	1,398,196
Harbor Freight Tools USA, Inc.
2021 Initial Term Loan
8.181% (1 Month SOFR + 2.75%), due 10/19/27 (b)	2,778,068	2,753,760
PetSmart LLC
Initial Term Loan
9.166% (1 Month SOFR + 3.75%), due 2/11/28 (b)	1,620,731	1,614,316
White Cap Supply Holdings LLC
Initial Closing Date Term Loan
9.066% (1 Month SOFR + 3.75%), due 10/19/27 (b)	1,947,819	1,942,949
		9,584,879
Services: Business 4.8%
Brown Group Holdings LLC (b)
Incremental Facility Term Loan B2 9.066% - 9.172%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%), due 7/2/29	1,035,603	1,033,823
Initial Term Loan
8.166% (1 Month SOFR + 2.75%), due 6/7/28	1,142,977	1,131,752
Charlotte Buyer, Inc.
First Lien Initial Term Loan B
10.579% (1 Month SOFR + 5.25%), due 2/11/28 (b)	794,000	784,784
ConnectWise LLC
Initial Term Loan
8.931% (1 Month SOFR + 3.50%), due 9/29/28 (b)	1,375,500	1,354,868

	Principal Amount	Value
Loan Assignments
Services: Business
Dun & Bradstreet Corp. (The) (b)
Refinancing Term Loan
8.167% (1 Month SOFR + 2.75%), due 2/6/26	$ 2,792,538	$ 2,786,952
2022 Incremental Term Loan B2
8.317% (1 Month SOFR + 3.00%), due 1/18/29	295,500	294,300
Electron Bidco, Inc.
First Lien Initial Term Loan
8.431% (1 Month SOFR + 3.00%), due 11/1/28 (b)	3,616,604	3,599,168
Fortrea Holdings, Inc.
Initial Term Loan B
9.066% (1 Month SOFR + 3.75%), due 7/1/30 (b)	1,246,875	1,243,369
GIP II Blue Holding LP
Initial Term Loan
9.946% (1 Month SOFR + 4.50%), due 9/29/28 (b)	2,140,505	2,142,513
Hunter Holdco 3 Ltd.
First Lien Initial Dollar Term Loan 9.592% - 9.74%
(3 Month SOFR + 4.25%), due 8/19/28 (b)	3,033,000	3,020,361
ICON plc (b)
Lux Term Loan
7.902% (3 Month SOFR + 2.25%), due 7/3/28	1,270,569	1,269,687
U.S. Term Loan
7.902% (3 Month SOFR + 2.25%), due 7/3/28	316,563	316,343
Mercury Borrower, Inc.
First Lien Initial Term Loan
8.931% (1 Month SOFR + 3.50%), due 8/2/28 (b)	4,108,533	4,059,744
Mitchell International, Inc. (b)
First Lien Initial Term Loan
9.181% (1 Month SOFR + 3.75%), due 10/15/28	1,970,000	1,933,986
Second Lien Initial Term Loan
11.931% (1 Month SOFR + 6.50%), due 10/15/29	1,200,000	1,099,000
MPH Acquisition Holdings LLC
Initial Term Loan
9.916% (3 Month SOFR + 4.25%), due 9/1/28 (b)	2,450,000	2,293,812
Nielsen Consumer, Inc.
2021 Refinancing Dollar Term Loan
9.066% (1 Month SOFR + 3.75%), due 3/6/28 (b)	1,462,650	1,396,831
Orbit Private Holdings I Ltd.
First Lien Initial Dollar Term Loan
10.087% (6 Month SOFR + 4.50%), due 12/11/28 (b)	496,212	497,763
Parexel International, Inc.
First Lien Initial Term Loan
8.681% (1 Month SOFR + 3.25%), due 11/15/28 (b)	2,469,943	2,449,705
PECF USS Intermediate Holding III Corp.
Initial Term Loan
9.881% (3 Month SOFR + 4.25%), due 12/15/28 (b)	2,456,156	1,960,575
Polaris Newco LLC
First Lien Dollar Term Loan
9.431% (1 Month SOFR + 4.00%), due 6/2/28 (b)	2,442,538	2,334,658

	Principal Amount	Value
Loan Assignments
Services: Business
Project Boost Purchaser LLC
2021 Tranche Term Loan 2
8.931% (1 Month SOFR + 3.50%), due 5/30/26 (b)	$ 1,133,374	$ 1,129,832
Prometric Holdings Inc.
First Lien Initial Term Loan
8.684% (3 Month SOFR + 3.00%), due 1/29/25 (b)	1,617,647	1,569,118
Vizient, Inc.
Term Loan B7
7.668% (1 Month SOFR + 2.25%), due 5/16/29 (b)	$ 740,625	740,419
		40,443,363
Services: Consumer 0.1%
West Technology Group LLC
Term Loan B3
9.566% (1 Month SOFR + 4.00%), due 4/10/27 (b)	487,076	462,824
Software 3.5%
AppLovin Corp.
Amendment No. 6 New Term Loan
8.416% (1 Month SOFR + 3.10%), due 10/25/28 (b)	1,182,000	1,179,784
Cloud Software Group, Inc.
First Lien Dollar Term Loan B
9.99% (3 Month SOFR + 4.50%), due 3/30/29 (b)	1,592,000	1,528,917
Cornerstone OnDemand, Inc.
First Lien Initial Term Loan
9.181% (1 Month SOFR + 3.75%), due 10/16/28 (b)	1,846,875	1,754,531
Gen Digital, Inc.
Tranche Initial Term Loan B
7.416% (1 Month SOFR + 2.00%), due 9/12/29 (b)	4,695,726	4,676,652
Informatica LLC
Initial Term Loan
8.181% (1 Month SOFR + 2.75%), due 10/27/28 (b)	1,920,651	1,912,248
Magenta Buyer LLC
First Lien Initial Term Loan
10.631% (3 Month SOFR + 5.00%), due 7/27/28 (b)	687,750	511,145
McAfee Corp.
Tranche Term Loan B1
9.18% (1 Month SOFR + 3.75%), due 3/1/29 (b)	3,942,538	3,842,989
Mitnick Corp. Purchaser, Inc.
Initial Term Loan
9.969% (3 Month SOFR + 4.50%), due 5/2/29 (b)	1,980,000	1,904,924
Precisely Software, Inc.
First Lien Third Incremental Term Loan
9.863% (3 Month SOFR + 4.25%), due 4/24/28 (b)	1,633,333	1,583,925
Quartz AcquireCo LLC
Term Loan
8.818% (1 Month SOFR + 3.50%), due 6/28/30 (b)	1,250,000	1,246,875

	Principal Amount	Value
Loan Assignments
Software
Quest Software U.S. Holdins, Inc.
First Lien Initial Term Loan
9.769% (3 Month SOFR + 4.25%), due 2/1/29 (b)	$ 2,784,375	$ 2,310,037
Sophia LP
First Lien Term Loan B
8.816% (1 Month SOFR + 3.50%), due 10/7/27 (b)	668,029	666,192
Sovos Compliance LLC
First Lien Initial Term Loan
9.931% (1 Month SOFR + 4.50%), due 8/11/28 (b)	491,618	483,015
UKG, Inc. (b)
First Lien 2021-2 Incremental Term Loan
8.618% (3 Month SOFR + 3.25%), due 5/4/26	3,833,286	3,822,396
First Lien Initial Term Loan
9.219% (3 Month SOFR + 3.75%), due 5/4/26	1,684,375	1,681,849
Second Lien 2021 Incremental Term Loan
10.618% (3 Month SOFR + 5.25%), due 5/3/27	200,000	199,250
		29,304,729
Telecommunications 3.3%
Avaya, Inc.
Initial Term Loan
13.816% (7.00% PIK) (1 Month SOFR + 8.50%), due 8/1/28 (b)(f)	120,826	106,327
Azalea TopCo, Inc.
First Lien Initial Term Loan
9.184% (3 Month SOFR + 3.50%), due 7/24/26 (b)	2,400,000	2,304,600
Cablevision Lightpath LLC
Initial Term Loan
8.697% (1 Month SOFR + 3.25%), due 11/30/27 (b)	1,466,080	1,445,922
Connect Finco SARL
Amendement No.1 Refinancing Term Loan
8.816% (1 Month SOFR + 3.50%), due 12/11/26 (b)	3,879,495	3,788,567
CSC Holdings LLC
September 2019 Initial Term Loan
7.947% (1 Month LIBOR + 2.50%), due 4/15/27 (b)	3,571,103	3,225,153
Cyxtera DC Holdings, Inc. (b)
First Lien Initial Term Loan
10.50% (3 Month SOFR + 2.00%), due 5/1/24 (d)(g)	942,500	537,461
Initial Term Loan
13.942% (1 Month SOFR + 8.50%), due 12/7/23	1,053,815	1,054,693
Frontier Communications Holdings LLC
Term Loan B
9.181% (1 Month SOFR + 3.75%), due 10/8/27 (b)	2,096,250	2,031,616
Gogo Intermediate Holdings LLC
Initial Term Loan
9.181% (1 Month SOFR + 3.75%), due 4/30/28 (b)	2,520,811	2,509,783
Intelsat Jackson Holdings SA
Term Loan B
9.772% (3 Month SOFR + 4.25%), due 2/1/29 (b)	1,290,009	1,286,985

	Principal Amount	Value
Loan Assignments
Telecommunications
Iridium Satellite LLC
Term Loan B3
TBD, due 9/20/30	$ 500,000	$ 499,062
Level 3 Financing, Inc.
Tranche 2027 Term Loan B
7.181% (1 Month SOFR + 1.75%), due 3/1/27 (b)	1,162,434	1,096,175
Lumen Technologies, Inc.
Term Loan B
7.681% (1 Month SOFR + 2.25%), due 3/15/27 (b)	2,136,475	1,512,222
Redstone HoldCo 2 LP
First Lien Initial Term Loan
10.184% (1 Month SOFR + 4.75%), due 4/27/28 (b)	915,766	778,687
SBA Senior Finance II LLC
Initial Term Loan
7.17% (1 Month LIBOR + 1.75%), due 4/11/25 (b)	1,739,285	1,738,197
Telesat Canada
Term Loan B5
8.434% (3 Month SOFR + 2.75%), due 12/7/26 (b)	1,142,685	837,969
Zayo Group Holdings, Inc.
Initial Dollar Term Loan
8.431% (1 Month SOFR + 3.00%), due 3/9/27 (b)	3,348,136	2,713,892
		27,467,311
Utilities 2.3%
Astoria Energy LLC
2020 Advance Term Loan B
8.931% (1 Month SOFR + 3.50%), due 12/10/27 (b)	635,041	634,701
Brookfield WEC Holdings, Inc. (b)
First Lien 2021 Initial Term Loan
8.181% (1 Month SOFR + 2.75%), due 8/1/25	1,866,660	1,864,539
Initial Term Loan
9.066% (1 Month SOFR + 3.75%), due 8/1/25	1,155,000	1,156,155
Calpine Corp.
2019 Term Loan
7.431% (1 Month LIBOR + 2.00%), due 4/5/26 (b)	3,016,125	3,013,296
Constellation Renewables LLC
Term Loan
8.184% (3 Month SOFR + 2.50%), due 12/15/27 (b)	1,312,749	1,306,915
Edgewater Generation LLC
Term Loan
9.181% (1 Month SOFR + 3.75%), due 12/13/25 (b)	3,062,969	2,971,505
Granite Generation LLC
Term Loan
9.181% (1 Month SOFR + 3.75%), due 11/9/26 (b)	2,912,501	2,837,868
Hamilton Projects Acquiror LLC
Term Loan
9.931% (1 Month SOFR + 4.50%), due 6/17/27 (b)	2,005,714	1,994,683

	Principal Amount	Value
Loan Assignments
Utilities
PG&E Corp.
Term Loan
8.431% (1 Month SOFR + 3.00%), due 6/23/25 (b)	$ 1,693,125	$ 1,691,613
Vistra Operations Co. LLC
2018 Incremental Term Loan
7.181% (1 Month SOFR + 1.75%), due 12/31/25 (b)	2,061,630	2,060,771
		19,532,046
Water 0.3%
Osmosis Buyer Ltd.
2022 Refinanciang Term Loan B
9.084% (1 Month SOFR + 3.75%), due 7/31/28 (b)	2,370,000	2,343,338
Total Loan Assignments (Cost $769,053,207)		749,330,764
Total Long-Term Bonds (Cost $822,952,898)		800,540,612

	Shares
Affiliated Investment Company 0.3%
Fixed Income Fund 0.3%
MainStay MacKay High Yield Corporate Bond Fund Class I	436,570	2,167,966
Total Affiliated Investment Company (Cost $2,479,721)		2,167,966
Common Stocks 0.0% ‡
Automobile Components 0.0% ‡
Millennium Corporate Trust (d)(e)(i)	1,243	—
Millennium Industries Corp. (d)(e)(i)	1,324	—
		—
Communications Equipment 0.0% ‡
Avaya, Inc. (d)(e)(i)	12,043	102,365
Health Care Equipment & Supplies 0.0% ‡
Carestream Equity (d)(e)(i)	3,656	19,596
Household Durables 0.0% ‡
SSB Equipment Co., Inc. (d)(e)(i)	735	—
Independent Power and Renewable Electricity Producers 0.0% ‡
Sempra Texas Holdings Corp. (d)(e)(i)	94,456	—
Machinery 0.0% ‡
Ameriforge Group, Inc. (d)(e)(i)	45,694	49,350

	Shares	Value
Common Stocks ‡
Specialty Retail 0.0% ‡
Serta Simmons Bedding, Inc. (d)(e)(i)	735	$ 10,290
Technology Hardware, Storage & Peripherals 0.0% ‡
Diebold Nixdorf, Inc. (i)	8,023	151,956
Total Common Stocks (Cost $2,034,739)		333,557

	Number of Rights
Rights 0.0% ‡
Independent Power and Renewable Electricity Producers 0.0% ‡
Vistra Corp.
Expires 12/31/46 (d)(e)(i)	57,684	79,604
Total Rights (Cost $47,301)		79,604

	Number of Warrants
Warrants 0.0% ‡
Capital Markets 0.0% ‡
THAIHOT Investment Co. Ltd.
Expires 10/13/27 (d)(e)(i)(j)	22	0
Total Warrants (Cost $0)		0

	Principal Amount
Short-Term Investments 6.5%
U.S. Treasury Debt 6.5%
U.S. Treasury Bills (k)
5.281%, due 10/3/23	$ 2,854,000	2,853,583
5.296%, due 10/10/23	19,283,000	19,260,460
5.303%, due 10/24/23	19,159,000	19,097,224
6.452%, due 10/17/23	13,314,000	13,284,751
Total Short-Term Investments (Cost $54,487,849)		54,496,018
Total Investments (Cost $882,002,508)	101.7%	857,617,757
Other Assets, Less Liabilities	(1.7)	(13,941,462)
Net Assets	100.0%	$ 843,676,295

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of September 30, 2023.
(c)	Delayed delivery security.
(d)	Illiquid security—As of September 30, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $7,090,954, which represented 0.8% of the Portfolio’s net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(g)	Issue in default.
(h)	Issue in non-accrual status.
(i)	Non-income producing security.
(j)	Less than $1.
(k)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay MacKay High Yield Corporate Bond Fund Class I	$ 2,142	$ —	$ —	$ —	$ 26	$ 2,168	$ 94	$ —	437
Abbreviation(s):
CLO—Collateralized Loan Obligation
LIBOR—London Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
TBD—To Be Determined
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 16,053,272	$ —	$ 16,053,272
Corporate Bonds	—	35,156,576	—	35,156,576
Loan Assignments	—	747,873,650	1,457,114	749,330,764
Total Long-Term Bonds	—	799,083,498	1,457,114	800,540,612
Affiliated Investment Company
Fixed Income Fund	2,167,966	—	—	2,167,966
Common Stocks	151,956	—	181,601	333,557
Rights	—	—	79,604	79,604
Warrants (b)	—	—	0	0
Short-Term Investments
U.S. Treasury Debt	—	54,496,018	—	54,496,018
Total Investments in Securities	$ 2,319,922	$ 853,579,516	$ 1,718,319	$ 857,617,757

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	Less than $1.

MainStay VP Equity Allocation Portfolio
Portfolio of Investments September 30, 2023†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 96.5%
Equity Funds 96.5%
IndexIQ ETF Trust IQ U.S. Large Cap ETF (a)	1,351,380	$ 43,275,242
IndexIQ ETF Trust IQ U.S. Small Cap ETF (a)	858,341	26,693,375
IQ 500 International ETF (a)	1,083,484	33,090,576
IQ Candriam International Equity ETF (a)	1,264,810	32,529,016
IQ Candriam U.S. Large Cap Equity ETF (a)	1,253,775	46,869,495
IQ Candriam U.S. Mid Cap Equity ETF (a)	1,236,802	32,992,930
IQ FTSE International Equity Currency Neutral ETF	727,978	16,845,411
MainStay Epoch Capital Growth Fund Class I	242,590	3,007,552
MainStay Epoch International Choice Fund Class I (a)	739,858	27,126,975
MainStay Fiera SMID Growth Fund Class R6 (a)	1,059,303	15,808,822
MainStay PineStone U.S. Equity Fund Class R6 (a)	512,674	8,129,159
MainStay VP American Century Sustainable Equity Portfolio Initial Class (a)	3,788,841	46,639,492
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	6,128,725	40,819,758
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	2,609,061	43,822,051
MainStay VP PineStone International Equity Portfolio Initial Class (a)	2,691,127	25,379,481
MainStay VP S&P 500 Index Portfolio Initial Class	169,622	13,356,340
MainStay VP Small Cap Growth Portfolio Initial Class (a)	3,475,877	34,077,149
MainStay VP Wellington Growth Portfolio Initial Class (a)	2,341,565	50,382,524
MainStay VP Wellington Mid Cap Portfolio Initial Class (a)	4,809,762	36,362,284
MainStay VP Wellington Small Cap Portfolio Initial Class (a)	3,858,874	29,847,619
MainStay VP Wellington U.S. Equity Portfolio Initial Class	1,175,675	27,816,717
MainStay VP Winslow Large Cap Growth Portfolio Initial Class (a)	2,189,922	50,302,938
MainStay WMC Enduring Capital Fund Class R6 (a)	806,755	25,130,731
MainStay WMC International Research Equity Fund Class I (a)	3,960,460	26,992,119
MainStay WMC Value Fund Class R6 (a)	1,455,400	42,282,272
Total Affiliated Investment Companies (Cost $843,027,723)		779,580,028
Short-Term Investment 3.5%
Affiliated Investment Company 3.5%
MainStay U.S. Government Liquidity Fund, 5.242% (b)	28,138,059	28,138,059
Total Short-Term Investment (Cost $28,138,059)	3.5%	28,138,059
Total Investments (Cost $871,165,782)	100.0%	807,718,087
Other Assets, Less Liabilities	0.0	314,225
Net Assets	100.0%	$ 808,032,312

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of September 30, 2023, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of September 30, 2023.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IndexIQ ETF Trust IQ U.S. Large Cap ETF	$ 50,884	$ —	$ (8,872)	$ 2,475	$ (1,212)	$ 43,275	$ 628	$ —	1,351
IndexIQ ETF Trust IQ U.S. Small Cap ETF	38,632	2,956	(14,471)	(1,042)	618	26,693	376	—	858
IQ 500 International ETF	34,730	1,607	(5,960)	763	1,951	33,091	864	—	1,083
IQ Candriam International Equity ETF	34,598	1,530	(4,962)	1,091	272	32,529	877	—	1,265
IQ Candriam U.S. Large Cap Equity ETF	56,355	756	(19,761)	5,007	4,512	46,869	543	—	1,254
IQ Candriam U.S. Mid Cap Equity ETF	—	34,577	(19)	1	(1,566)	32,993	120	—	1,237
IQ FTSE International Equity Currency Neutral ETF	17,024	344	(1,943)	124	1,296	16,845	313	—	728
MainStay Epoch Capital Growth Fund Class I	3,031	—	(448)	(57)	482	3,008	—	—	243
MainStay Epoch International Choice Fund Class I	28,668	827	(4,784)	911	1,505	27,127	—	—	740
MainStay Fiera SMID Growth Fund Class R6	—	16,450	—	—	(641)	15,809	—	—	1,059
MainStay PineStone U.S. Equity Fund Class R6	—	8,397	—	—	(268)	8,129	—	—	513
MainStay U.S. Government Liquidity Fund	28,276	119,975	(120,113)	—	—	28,138	908	—	28,138
MainStay VP American Century Sustainable Equity Portfolio Initial Class	53,955	391	(13,914)	382	5,826	46,640	—	—	3,789
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class	43,485	1,188	(4,427)	(1,443)	2,017	40,820	—	—	6,129
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	52,113	1,486	(9,865)	993	(905)	43,822	—	—	2,609
MainStay VP PineStone International Equity Portfolio Initial Class (a)	28,578	1,377	(2,305)	(1,509)	(762)	25,379	—	—	2,691
MainStay VP S&P 500 Index Portfolio Initial Class	12,948	26	(1,243)	91	1,534	13,356	—	—	170
MainStay VP Small Cap Growth Portfolio Initial Class	43,165	796	(12,189)	(3,509)	5,814	34,077	—	—	3,476
MainStay VP Wellington Growth Portfolio Initial Class	56,440	582	(18,713)	(13,531)	25,605	50,383	—	—	2,342
MainStay VP Wellington Mid Cap Portfolio Initial Class	45,490	1,415	(11,822)	(10,265)	11,544	36,362	—	—	4,810
MainStay VP Wellington Small Cap Portfolio Initial Class	40,757	3,027	(14,685)	(4,535)	5,284	29,848	—	—	3,859
MainStay VP Wellington U.S. Equity Portfolio Initial Class	28,318	510	(4,074)	(1,561)	4,624	27,817	—	—	1,176
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	55,437	957	(17,680)	(3,598)	15,187	50,303	—	—	2,190
MainStay WMC Enduring Capital Fund Class R6	26,912	384	(3,555)	(166)	1,556	25,131	—	—	807
MainStay WMC International Research Equity Fund Class I	29,109	413	(3,836)	(1,369)	2,675	26,992	—	—	3,960
MainStay WMC Value Fund Class R6	50,562	649	(9,593)	(3,511)	4,175	42,282	—	—	1,455
	$859,467	$200,620	$(309,234)	$(34,258)	$91,123	$807,718	$4,629	$—

(a)	Prior to August 28, 2023, known as MainStay VP MacKay International Equity Portfolio Initial Class.

Swap Contracts
Open OTC total return equity swap contracts as of September 30, 2023 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank N.A.	Citi Leveraged Loan Basket	1 day FEDF minus 0.20%	12/4/23	Daily	(9,560)	$ —
Citibank N.A.	Citi Zombie Company Basket	1 day FEDF minus 0.50%	12/4/23	Daily	(8,614)	—
Citibank N.A.	Invesco S&P 500 Low Volatility ETF	1 day FEDF plus 0.45%	12/4/23	Daily	7,964	—
Citibank N.A.	iShares MSCI EAFE ETF	1 day FEDF minus 1.25%	12/4/23	Daily	(12,461)	—
Citibank N.A.	iShares MSCI Emerging Markets ETF	1 day FEDF minus 0.54%	12/4/23	Daily	(4,160)	—
JPMorgan Chase Bank N.A.	iShares MSCI Japan ETF	1 day FEDF plus 0.15%	4/24/24 - 5/7/24	Daily	24,424	—
JPMorgan Chase Bank N.A.	J.P. Morgan IDEX Pure Size Short	1 day FEDF plus 0.02%	6/20/24	Daily	(5,487)	—
JPMorgan Chase Bank N.A.	Materials Select Sector SPDR Fund	1 day FEDF plus 0.18%	2/5/24	Daily	8,477	—
Citibank N.A.	Russell 1000 Growth Total Return Index	1 day FEDF minus 0.20%	12/4/23	Daily	(12,535)	—
JPMorgan Chase Bank N.A.	Russell 2000 Total Return Index	1 day FEDF minus 0.15% - plus 0.02%	4/9/24 - 5/7/24	Daily	(33,994)	—
Citibank N.A.	S&P 400 Total Return	1 day FEDF plus 0.30%	12/4/23	Daily	22,790	—
Citibank N.A.	S&P 500 Communication Services	1 day FEDF plus 0.50%	12/4/23	Daily	3,222	—
Citibank N.A.	S&P 500 Energy Total	1 day FEDF plus 0.40%	12/4/23	Daily	2,101	—
JPMorgan Chase Bank N.A.	S&P 500 Equal Weight	1 day FEDF plus 0.30% - 0.51%	5/7/24	Daily	36,988	—
Citibank N.A.	S&P 500 Health Care Sector	1 day FEDF plus 0.45%	12/4/23	Daily	8,350	—
Citibank N.A.	S&P 500 Total Return Index	1 day FEDF plus 0.05%	12/4/23	Daily	(41,296)	—
Citibank N.A.	S&P 500 Utilities Sector	1 day FEDF plus 0.50%	12/4/23	Daily	8,172	—
Citibank N.A.	S&P 600 Total Return	1 day FEDF plus 0.40%	12/4/23	Daily	40,713	—
Citibank N.A.	Vanguard FTSE Europe ETF	1 day FEDF minus 5.00%	12/4/23	Daily	(8,177)	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Leveraged Loan Basket as of September 30, 2023.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
AerCap Holdings NV	(3,585)	(396,683)	—	4.15
Apollo Commercial Real Estate Finance, Inc.	(679)	(75,098)	—	0.78
Atlantica Sustainable Infrastructure plc	(443)	(48,996)	—	0.51
Brandywine Realty Trust	(707)	(78,255)	—	0.82
Carnival Corp.	(10,672)	(1,180,766)	—	12.35
Chart Industries, Inc.	(4,986)	(551,613)	—	5.77
Coherent Corp.	(1,572)	(173,895)	—	1.82
CommScope Holding Co, Inc.	(300)	(33,178)	—	0.35
Crane NXT Co	(2,815)	(311,418)	—	3.26
Cushman & Wakefield plc	(692)	(76,594)	—	0.80
Delta Air Lines, Inc.	(8,374)	(926,470)	—	9.69
Designer Brands, Inc.	(924)	(102,247)	—	1.07
DigitalBridge Group, Inc.	(1,295)	(143,255)	—	1.50
Elanco Animal Health, Inc.	(3,722)	(411,792)	—	4.31
Entegris, Inc.	(4,939)	(546,499)	—	5.72
Fidelity National Information Services, Inc.	(7,855)	(869,096)	—	9.09
Hanesbrands, Inc.	(1,787)	(197,719)	—	2.07
JetBlue Airways Corp.	(1,220)	(134,996)	—	1.41
Lumen Technologies, Inc.	(1,997)	(220,954)	—	2.31
MKS Instruments, Inc.	(1,802)	(199,385)	—	2.08
Oatly Group AB	(153)	(16,902)	—	0.18
Opendoor Technologies, Inc.	(1,973)	(218,323)	—	2.28
Par Pacific Holdings, Inc.	(1,189)	(131,547)	—	1.38
PureCycle Technologies, Inc.	(542)	(59,962)	—	0.63
Scorpio Tankers, Inc.	(2,375)	(262,725)	—	2.75
Topgolf Callaway Brands Corp.	(814)	(90,096)	—	0.94
Uber Technologies, Inc.	(11,541)	(1,276,930)	—	13.36

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
United Airlines Holdings, Inc.	(7,454)	(824,677)	—	8.63
The following table represents the basket holdings underlying the total return swap with Citi Zombie Company Basket as of September 30, 2023.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Alteryx Inc.	(994)	(103,035)	—	1.20
AppLovin Corp.	(2,581)	(267,456)	—	3.10
Array Technologies Inc.	(2,918)	(302,343)	—	3.51
Asana Inc.	(1,149)	(119,102)	—	1.38
BILL Holdings Inc.	(5,721)	(592,852)	—	6.88
BioCryst Pharmaceuticals Inc.	(440)	(45,647)	—	0.53
Bloom Energy Corp.	(945)	(97,925)	—	1.14
Bridgebio Pharma Inc.	(2,440)	(252,869)	—	2.93
Carnival Corp.	(5,559)	(576,069)	—	6.69
Children's Place Inc./The	(488)	(50,522)	—	0.59
Cinemark Holdings Inc.	(1,295)	(134,184)	—	1.56
Coeur Mining Inc.	(322)	(33,340)	—	0.39
Cytokinetics Inc.	(911)	(94,356)	—	1.09
DigitalBridge Group, Inc.	(953)	(98,729)	—	1.15
Emergent BioSolutions Inc.	(190)	(19,704)	—	0.23
Enviva Inc.	(210)	(21,752)	—	0.25
Exact Sciences Corp.	(3,172)	(328,668)	—	3.81
Fastly Inc.	(1,837)	(190,332)	—	2.21
Gap Inc./The	(2,477)	(256,679)	—	2.98
Guardant Health Inc.	(1,519)	(157,369)	—	1.83
IAC Inc.	(943)	(97,679)	—	1.13
Infinera Corp.	(274)	(28,394)	—	0.33
Insmed Inc.	(833)	(86,315)	—	1.00
JetBlue Airways Corp.	(898)	(93,036)	—	1.08
Kyndryl Holdings Inc.	(571)	(59,123)	—	0.69
Lyft Inc.	(4,143)	(429,293)	—	4.98
NeoGenomics Inc.	(521)	(53,987)	—	0.63
Oscar Health Inc.	(1,018)	(105,541)	—	1.22
Pacific Biosciences of California Inc.	(825)	(85,540)	—	0.99
Peloton Interactive Inc.	(1,052)	(109,055)	—	1.27
Q2 Holdings Inc.	(731)	(75,748)	—	0.88
Redfin Corp.	(507)	(52,521)	—	0.61
Revance Therapeutics Inc.	(346)	(35,879)	—	0.42
RingCentral Inc.	(1,679)	(173,956)	—	2.02
Rivian Automotive Inc.	(6,701)	(694,393)	—	8.06
Royal Caribbean Cruises Ltd.	(5,908)	(612,265)	—	7.11
Scotts Miracle-Gro Co/The	(1,013)	(104,964)	—	1.22
Spirit AeroSystems Holdings Inc.	(602)	(62,411)	—	0.72
Spirit Airlines Inc.	(600)	(62,191)	—	0.72
Sweetgreen Inc.	(685)	(70,957)	—	0.82
TG Therapeutics Inc.	(751)	(77,812)	—	0.90
Twist Bioscience Corp.	(848)	(87,854)	—	1.02
Vistra Corp.	(3,130)	(324,359)	—	3.76
Warner Bros Discovery Inc.	(2,959)	(306,637)	—	3.56
Wix.com Ltd.	(1,486)	(154,038)	—	1.79
Wolfspeed Inc.	(2,176)	(225,476)	—	2.62
WW International Inc.	(1,705)	(176,690)	—	2.05
Wynn Resorts Ltd.	(3,498)	(362,545)	—	4.21
Xerox Holdings Corp.	(605)	(62,651)	—	0.73

1.	As of September 30, 2023, cash in the amount $500,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of September 30, 2023.
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 779,580,028	$ —	$ —	$ 779,580,028
Short-Term Investment
Affiliated Investment Company	28,138,059	—	—	28,138,059
Total Investments in Securities	$ 807,718,087	$ —	$ —	$ 807,718,087

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP Income Builder Portfolio
Portfolio of Investments September 30, 2023†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 42.9%
Asset-Backed Securities 3.4%
Automobile Asset-Backed Securities 1.7%
American Credit Acceptance Receivables Trust (a)
Series 2021-2, Class D
1.34%, due 7/13/27	$ 400,000	$ 384,268
Series 2021-3, Class D
1.34%, due 11/15/27	940,000	892,864
Series 2021-2, Class E
2.54%, due 7/13/27	900,000	853,693
Avis Budget Rental Car Funding AESOP LLC
Series 2021-1A, Class A
1.38%, due 8/20/27 (a)	570,000	502,931
CPS Auto Receivables Trust
Series 2021-C, Class E
3.21%, due 9/15/28 (a)	260,000	240,681
Drive Auto Receivables Trust
Series 2021-2, Class D
1.39%, due 3/15/29	800,000	749,455
Exeter Automobile Receivables Trust
Series 2021-3A, Class E
3.04%, due 12/15/28 (a)	855,000	767,779
Flagship Credit Auto Trust (a)
Series 2021-1, Class D
1.27%, due 3/15/27	575,001	527,572
Series 2020-3, Class D
2.50%, due 9/15/26	280,000	261,605
GLS Auto Receivables Issuer Trust (a)
Series 2021-2A, Class E
2.87%, due 5/15/28	795,000	726,465
Series 2019-4A, Class D
4.09%, due 8/17/26	535,000	524,950
Hertz Vehicle Financing III LP
Series 2021-2A, Class D
4.34%, due 12/27/27 (a)	1,295,000	1,129,300
Hertz Vehicle Financing LLC
Series 2021-1A, Class B
1.56%, due 12/26/25 (a)	520,000	492,695
		8,054,258
Home Equity Asset-Backed Securities 0.0% ‡
J.P. Morgan Mortgage Acquisition Trust
Series 2007-HE1, Class AF1
4.137% (1 Month SOFR + 0.214%), due 3/25/47 (b)	116,063	69,017
Mastr Asset-Backed Securities Trust
Series 2006-HE4, Class A1
5.534% (1 Month SOFR + 0.214%), due 11/25/36 (b)	186,334	58,973
		127,990

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities 1.7%
American Airlines Pass-Through Trust
Series 2016-2, Class A
3.65%, due 6/15/28	$ 526,235	$ 458,246
Series 2019-1, Class B
3.85%, due 2/15/28	372,644	328,977
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (United Kingdom) (a)	789,507	653,651
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	1,088,527	955,668
Series 2020-1, Class A1
1.69%, due 7/15/60	499,196	453,446
Series 2020-1, Class A2
1.99%, due 7/15/60	482,040	403,941
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	12,256	12,055
DB Master Finance LLC
Series 2021-1A, Class A23
2.791%, due 11/20/51 (a)	741,787	571,880
Home Partners of America Trust (a)
Series 2021-2, Class A
1.901%, due 12/17/26	277,300	242,543
Series 2021-2, Class B
2.302%, due 12/17/26	548,711	482,537
Mosaic Solar Loan Trust
Series 2020-1A, Class A
2.10%, due 4/20/46 (a)	730,997	616,157
Navient Private Education Refi Loan Trust (a)
Series 2021-BA, Class A
0.94%, due 7/15/69	402,686	346,815
Series 2020-EA, Class A
1.69%, due 5/15/69	297,237	264,708
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	665,000	573,428
Series 2021-1, Class B1
2.41%, due 10/20/61	755,000	627,776
Taco Bell Funding LLC
Series 2021-1A, Class A23
2.542%, due 8/25/51 (a)	648,450	493,419
U.S. Airways Pass-Through Trust
Series 2012-1, Class A
5.90%, due 10/1/24	396,854	397,135

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	$ 580,408	$ 575,450
		8,457,832
Total Asset-Backed Securities (Cost $18,234,547)		16,640,080
Corporate Bonds 16.8%
Aerospace & Defense 0.1%
Embraer Netherlands Finance BV
7.00%, due 7/28/30 (Brazil) (a)	310,000	307,506
Agriculture 0.1%
BAT Capital Corp.
3.734%, due 9/25/40 (United Kingdom)	605,000	405,716
Airlines 0.5%
American Airlines, Inc. (a)
5.50%, due 4/20/26	550,000	537,165
5.75%, due 4/20/29	360,000	334,818
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	349,003	338,986
4.75%, due 10/20/28	900,000	855,309
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	636,001	630,150
		2,696,428
Auto Manufacturers 1.0%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	230,000	215,732
2.70%, due 8/10/26	595,000	530,958
4.125%, due 8/17/27	485,000	441,726
6.80%, due 5/12/28 (c)	365,000	364,578
General Motors Co.
5.60%, due 10/15/32 (c)	225,000	210,072
General Motors Financial Co., Inc.
2.35%, due 1/8/31	344,000	260,198
2.70%, due 6/10/31	850,000	650,557
4.30%, due 4/6/29	470,000	421,652
Nissan Motor Acceptance Co. LLC (a)
1.125%, due 9/16/24	810,000	768,881
1.85%, due 9/16/26	1,350,000	1,174,516
		5,038,870

	Principal Amount	Value
Corporate Bonds
Banks 5.6%
Banco Santander SA
5.294%, due 8/18/27 (Spain)	$ 600,000	$ 580,124
Bank of America Corp. (d)
2.087%, due 6/14/29	345,000	288,811
2.496%, due 2/13/31	650,000	520,935
2.572%, due 10/20/32	510,000	391,880
2.687%, due 4/22/32	465,000	365,463
3.384%, due 4/2/26	465,000	445,049
3.705%, due 4/24/28	555,000	511,151
Series MM
4.30%, due 1/28/25 (e)	631,000	581,953
Barclays plc (United Kingdom) (b)(e)
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28	835,000	579,525
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29	680,000	610,260
BNP Paribas SA (France) (a)
3.052%, due 1/13/31 (d)	565,000	465,086
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(e)	625,000	502,964
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (b)(e)	885,000	628,417
7.75% (5 Year Treasury Constant Maturity Rate + 4.899%), due 8/16/29 (b)(e)	230,000	218,331
BPCE SA (France) (a)
2.045%, due 10/19/27 (d)	530,000	466,802
5.125%, due 1/18/28	435,000	419,927
Citigroup, Inc.
3.668%, due 7/24/28 (d)	430,000	394,445
3.98%, due 3/20/30 (d)	565,000	507,418
Series Y
4.15% (5 Year Treasury Constant Maturity Rate + 3.00%), due 11/15/26 (b)(e)	740,000	592,282
6.625%, due 6/15/32	190,000	191,826
Citizens Bank NA
6.064%, due 10/24/25 (d)	475,000	458,298
Citizens Financial Group, Inc.
2.638%, due 9/30/32	540,000	376,796
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (France) (a)(b)(e)	1,000,000	759,704
Deutsche Bank AG (Germany)
Series E
0.962%, due 11/8/23	665,000	661,031
3.035%, due 5/28/32 (d)	255,000	195,135
6.564% (SOFR + 1.219%), due 11/16/27 (b)	820,000	783,538
First Horizon Bank
5.75%, due 5/1/30	815,000	729,486
First Horizon Corp.
4.00%, due 5/26/25 (c)	775,000	731,736
Freedom Mortgage Corp.
7.625%, due 5/1/26 (a)	355,000	330,884
Goldman Sachs Group, Inc. (The)
1.431%, due 3/9/27 (d)	535,000	476,305
1.948%, due 10/21/27 (d)	610,000	538,601

	Principal Amount	Value
Corporate Bonds
Banks
Goldman Sachs Group, Inc. (The)
1.992%, due 1/27/32 (d)	$ 480,000	$ 359,819
6.75%, due 10/1/37	159,000	161,011
HSBC Holdings plc
3.973%, due 5/22/30 (United Kingdom) (d)	600,000	527,651
Intesa Sanpaolo SpA
7.00%, due 11/21/25 (Italy) (a)	200,000	202,433
JPMorgan Chase & Co. (d)
2.182%, due 6/1/28	835,000	731,634
Series HH
4.60%, due 2/1/25 (e)	125,000	116,936
Lloyds Banking Group plc (United Kingdom)
4.582%, due 12/10/25	508,000	485,818
4.65%, due 3/24/26	1,075,000	1,029,307
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	365,000	323,911
Macquarie Group Ltd.
2.871%, due 1/14/33 (Australia) (a)(d)	820,000	619,754
Mizuho Financial Group, Inc.
3.261% (1 Year Treasury Constant Maturity Rate + 1.25%), due 5/22/30 (Japan) (b)	345,000	296,886
Morgan Stanley (d)
2.484%, due 9/16/36	885,000	642,852
2.511%, due 10/20/32	645,000	493,272
NatWest Group plc
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28 (United Kingdom) (b)	1,580,000	1,409,308
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (d)	340,000	331,589
Societe Generale SA (France) (a)(b)(e)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	395,000	318,766
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,040,000	741,598
Standard Chartered plc
1.822% (1 Year Treasury Constant Maturity Rate + 0.95%), due 11/23/25 (United Kingdom) (a)(b)	1,060,000	1,001,633
UBS Group AG (Switzerland) (a)
3.091%, due 5/14/32 (d)	500,000	394,925
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(e)	1,005,000	720,005
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28 (b)	160,000	151,177
6.442%, due 8/11/28 (d)	245,000	244,789
Wells Fargo & Co. (d)
3.35%, due 3/2/33	390,000	315,254
5.557%, due 7/25/34	190,000	179,908
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (Australia) (b)	533,000	394,350
		27,498,749
Beverages 0.1%
Anheuser-Busch Cos. LLC
4.70%, due 2/1/36 (Belgium)	475,000	435,355

	Principal Amount	Value
Corporate Bonds
Biotechnology 0.0% ‡
Amgen, Inc.
5.75%, due 3/2/63	$ 250,000	$ 230,620
Chemicals 0.3%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (Brazil) (a)	745,000	658,938
Huntsman International LLC
4.50%, due 5/1/29	731,000	661,049
		1,319,987
Commercial Services 0.1%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (United Kingdom) (a)	380,000	345,473
California Institute of Technology
3.65%, due 9/1/2119	385,000	235,701
		581,174
Computers 0.6%
Dell International LLC
3.375%, due 12/15/41 (a)	885,000	593,865
4.90%, due 10/1/26	335,000	326,843
5.30%, due 10/1/29	318,000	308,704
8.10%, due 7/15/36	527,000	589,552
NCR Corp.
5.00%, due 10/1/28 (a)	991,000	887,041
		2,706,005
Diversified Financial Services 1.6%
AerCap Ireland Capital DAC
2.45%, due 10/29/26 (Ireland)	665,000	595,638
Air Lease Corp.
2.30%, due 2/1/25	820,000	776,741
4.25%, due 9/15/24	420,000	412,526
Aircastle Ltd.
5.25% (5 Year Treasury Constant Maturity Rate + 4.41%), due 6/15/26 (a)(b)(e)	565,000	444,286
Ally Financial, Inc.
3.875%, due 5/21/24	310,000	304,221
6.992%, due 6/13/29 (d)	265,000	259,301
8.00%, due 11/1/31	640,000	646,166
American Express Co.
5.625%, due 7/28/34 (d)	275,000	259,577
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	520,000	467,503
Avolon Holdings Funding Ltd. (Ireland) (a)
2.125%, due 2/21/26	645,000	577,781
2.875%, due 2/15/25	1,040,000	981,862
Banco BTG Pactual SA
2.75%, due 1/11/26 (Brazil) (a)	505,000	461,760

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Capital One Financial Corp.
6.312%, due 6/8/29 (d)	$ 515,000	$ 503,308
Nomura Holdings, Inc.
5.099%, due 7/3/25 (Japan)	770,000	755,307
OneMain Finance Corp.
3.50%, due 1/15/27	375,000	321,094
Voya Financial, Inc.
3.65%, due 6/15/26	310,000	292,001
		8,059,072
Electric 1.9%
AEP Texas, Inc.
4.70%, due 5/15/32	475,000	434,657
Alabama Power Co.
3.00%, due 3/15/52	335,000	202,510
Arizona Public Service Co.
2.20%, due 12/15/31	750,000	567,777
Calpine Corp.
5.125%, due 3/15/28 (a)	290,000	258,227
Duke Energy Carolinas LLC
5.35%, due 1/15/53 (c)	320,000	292,480
Duke Energy Ohio, Inc.
4.30%, due 2/1/49	565,000	435,023
Duke Energy Progress LLC
5.35%, due 3/15/53	395,000	359,020
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	865,000	774,534
Edison International
Series B
5.00% (5 Year Treasury Constant Maturity Rate + 3.901%), due 12/15/26 (b)(e)	905,000	773,481
Entergy Louisiana LLC
4.00%, due 3/15/33	790,000	685,760
Georgia Power Co.
4.95%, due 5/17/33	295,000	276,515
Jersey Central Power & Light Co.
2.75%, due 3/1/32 (a)	700,000	548,200
National Rural Utilities Cooperative Finance Corp.
5.80%, due 1/15/33	460,000	459,326
Nevada Power Co.
Series GG
5.90%, due 5/1/53	230,000	221,004
Ohio Power Co.
Series R
2.90%, due 10/1/51	420,000	248,952
Public Service Co. of Oklahoma
5.25%, due 1/15/33	200,000	190,062
Sempra
5.50%, due 8/1/33	535,000	511,814

	Principal Amount	Value
Corporate Bonds
Electric
Southern California Edison Co.
4.00%, due 4/1/47	$ 520,000	$ 375,992
5.70%, due 3/1/53 (c)	370,000	339,939
Virginia Electric and Power Co.
2.95%, due 11/15/51	435,000	258,628
5.45%, due 4/1/53	225,000	204,588
WEC Energy Group, Inc.
7.739% (3 Month SOFR + 2.374%), due 5/15/67 (b)	480,000	429,607
Xcel Energy, Inc.
5.45%, due 8/15/33	540,000	515,336
		9,363,432
Entertainment 0.1%
Warnermedia Holdings, Inc.
4.279%, due 3/15/32	565,000	479,582
Environmental Control 0.0% ‡
Stericycle, Inc.
3.875%, due 1/15/29 (a)	120,000	103,482
Food 0.2%
JBS USA LUX SA
5.75%, due 4/1/33	810,000	740,796
Smithfield Foods, Inc.
4.25%, due 2/1/27 (a)	500,000	462,217
		1,203,013
Gas 0.3%
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	425,000	416,886
National Fuel Gas Co.
2.95%, due 3/1/31	450,000	353,672
Southern California Gas Co.
Series VV
4.30%, due 1/15/49	325,000	244,886
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51	830,000	491,833
		1,507,277
Healthcare-Products 0.1%
Abbott Laboratories
3.40%, due 11/30/23	535,000	532,891
Insurance 0.6%
Peachtree Corners Funding Trust
3.976%, due 2/15/25 (a)	425,000	410,292

	Principal Amount	Value
Corporate Bonds
Insurance
Protective Life Corp.
8.45%, due 10/15/39	$ 725,000	$ 826,861
Reliance Standard Life Global Funding II
2.50%, due 10/30/24 (a)	950,000	909,123
Willis North America, Inc.
2.95%, due 9/15/29	795,000	677,571
3.875%, due 9/15/49	185,000	123,808
		2,947,655
Lodging 0.2%
Las Vegas Sands Corp.
3.20%, due 8/8/24	555,000	536,941
Sands China Ltd.
5.375%, due 8/8/25 (Macao) (f)	460,000	445,600
		982,541
Media 0.1%
CCO Holdings LLC
4.75%, due 3/1/30 (a)	280,000	235,047
DISH DBS Corp.
5.75%, due 12/1/28 (a)	495,000	380,531
		615,578
Mining 0.2%
Glencore Funding LLC
1.625%, due 9/1/25 (Australia) (a)	1,205,000	1,111,194
Miscellaneous—Manufacturing 0.2%
Textron Financial Corp.
7.361% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	1,045,000	829,557
Oil & Gas 0.1%
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (Russia) (a)(g)	325,000	260,000
Packaging & Containers 0.1%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	84,000	80,402
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	320,000	311,962
		392,364
Pharmaceuticals 0.2%
Becton Dickinson & Co.
4.669%, due 6/6/47	200,000	166,445

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals
Teva Pharmaceutical Finance Netherlands III BV (Israel)
3.15%, due 10/1/26	$ 360,000	$ 320,857
4.75%, due 5/9/27	545,000	500,056
		987,358
Pipelines 1.2%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	670,000	501,019
Columbia Pipelines Operating Co. LLC
6.544%, due 11/15/53 (a)	360,000	351,946
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	570,000	484,386
Enbridge, Inc.
5.70%, due 3/8/33 (Canada)	500,000	478,999
Energy Transfer LP
5.35%, due 5/15/45	415,000	340,299
EnLink Midstream LLC
5.625%, due 1/15/28 (a)	260,000	245,826
Enterprise Products Operating LLC
4.20%, due 1/31/50	160,000	123,425
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	865,000	672,317
Hess Midstream Operations LP (a)
4.25%, due 2/15/30	135,000	113,837
5.50%, due 10/15/30	485,000	440,744
MPLX LP
2.65%, due 8/15/30	730,000	589,502
Targa Resources Corp.
4.20%, due 2/1/33	335,000	284,846
Transcontinental Gas Pipe Line Co. LLC
4.60%, due 3/15/48	840,000	665,376
Western Midstream Operating LP
5.25%, due 2/1/50 (f)	630,000	490,791
		5,783,313
Real Estate Investment Trusts 0.6%
American Tower Corp.
3.60%, due 1/15/28	375,000	340,277
Digital Realty Trust LP
3.70%, due 8/15/27	660,000	609,511
GLP Capital LP
3.35%, due 9/1/24	505,000	490,593
Invitation Homes Operating Partnership LP
2.00%, due 8/15/31	680,000	503,228
Starwood Property Trust, Inc. (a)
3.75%, due 12/31/24 (c)	710,000	675,961
4.375%, due 1/15/27	415,000	361,984
		2,981,554

	Principal Amount	Value
Corporate Bonds
Retail 0.1%
AutoNation, Inc.
4.75%, due 6/1/30	$ 373,000	$ 336,073
Nordstrom, Inc.
4.25%, due 8/1/31	465,000	337,230
		673,303
Software 0.1%
Fidelity National Information Services, Inc.
5.10%, due 7/15/32	280,000	264,441
Telecommunications 0.4%
Altice France SA
5.125%, due 7/15/29 (France) (a)	865,000	614,934
AT&T, Inc.
3.50%, due 9/15/53 (c)	680,000	420,137
Sprint Spectrum Co. LLC
4.738%, due 3/20/25 (a)	579,375	573,229
T-Mobile USA, Inc.
2.625%, due 2/15/29	300,000	254,152
		1,862,452
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP
6.05%, due 8/1/28 (a)	410,000	404,857
Total Corporate Bonds (Cost $95,645,370)		82,565,326
Foreign Government Bonds 0.4%
Brazil 0.0% ‡
Brazil Government Bond
3.75%, due 9/12/31	175,000	147,092
Chile 0.2%
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	980,000	782,491
Colombia 0.2%
Colombia Government Bond
3.25%, due 4/22/32	725,000	520,291
4.50%, due 1/28/26	235,000	224,698
		744,989
Total Foreign Government Bonds (Cost $2,106,137)		1,674,572

	Principal Amount	Value
Loan Assignments 0.1%
Diversified/Conglomerate Service 0.1%
TruGreen LP (b)
First Lien Second Refinancing Term Loan
9.416% (1 Month SOFR + 4.00%), due 11/2/27	$ 312,923	$ 297,277
Second Lien Initial Term Loan
14.131% (3 Month SOFR + 8.50%), due 11/2/28	250,000	166,250
		463,527
Total Loan Assignments (Cost $557,412)		463,527
Mortgage-Backed Securities 15.5%
Agency (Collateralized Mortgage Obligations) 8.2%
FHLMC
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	816,668	544,161
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(h)	1,255,074	17,725
REMIC, Series 5187, Class SA
(zero coupon) (SOFR 30A + 1.80%), due 1/25/52 (b)(h)	955,288	2,623
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(h)	185,068	2,393
REMIC, Series 5326
(zero coupon), due 8/25/53	257,600	186,365
REMIC, Series 5315, Class OQ
(zero coupon), due 1/25/55	405,635	316,642
REMIC, Series 5328, Class JY
0.25%, due 9/25/50	760,836	482,391
REMIC, Series 4993, Class KS
0.621% (SOFR 30A + 5.936%), due 7/25/50 (b)(h)	1,537,499	163,238
REMIC, Series 4994, Class TS
0.671% (SOFR 30A + 5.986%), due 7/25/50 (b)(h)	836,168	82,346
REMIC, Series 4831, Class SA
0.772% (SOFR 30A + 6.086%), due 10/15/48 (b)(h)	697,093	69,330
REMIC, Series 5092, Class XA
1.00%, due 1/15/41	588,513	476,571
REMIC, Series 4988, Class BA
1.50%, due 6/25/50	202,761	138,998
REMIC, Series 4120, Class ZA
3.00%, due 10/15/42	402,209	343,958
REMIC, Series 5204, Class KA
3.00%, due 5/25/49	952,098	850,417
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (h)	864,533	153,161
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (h)	830,497	129,322
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (h)	596,135	95,421

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (h)	$ 638,038	$ 98,878
REMIC, Series 5160
3.00%, due 10/25/51 (h)	685,275	83,323
REMIC, Series 4710, Class WZ
3.50%, due 8/15/47	500,944	427,932
REMIC, Series 4725, Class WZ
3.50%, due 11/15/47	891,543	759,693
REMIC, Series 5040
3.50%, due 11/25/50 (h)	487,747	78,212
REMIC, Series 5304, Class UB
4.00%, due 2/25/52	666,535	595,119
REMIC, Series 5268, Class B
4.50%, due 10/25/52	818,192	754,193
FHLMC, Strips
REMIC, Series 272
(zero coupon), due 8/15/42	545,220	393,388
REMIC, Series 311
(zero coupon), due 8/15/43	289,448	206,633
REMIC, Series 402
(zero coupon), due 9/25/53	589,554	448,435
REMIC, Series 311, Class S1
0.522% (SOFR 30A + 5.836%), due 8/15/43 (b)(h)	806,142	67,859
REMIC, Series 389, Class C35
2.00%, due 6/15/52 (h)	1,344,873	164,619
FNMA
REMIC, Series 2022-5, Class SN
(zero coupon) (SOFR 30A + 1.80%), due 2/25/52 (b)(h)	556,107	1,042
REMIC, Series 2022-3, Class YS
(zero coupon) (SOFR 30A + 2.55%), due 2/25/52 (b)(h)	3,938,922	14,667
REMIC, Series 2023-24, Class OQ
(zero coupon), due 7/25/54	525,889	412,540
REMIC, Series 2022-10, Class SA
0.435% (SOFR 30A + 5.75%), due 2/25/52 (b)(h)	866,098	86,743
REMIC, Series 2021-40, Class SI
0.521% (SOFR 30A + 5.836%), due 9/25/47 (b)(h)	986,792	76,216
REMIC, Series 2016-57, Class SN
0.621% (SOFR 30A + 5.936%), due 6/25/46 (b)(h)	817,263	70,156
REMIC, Series 2020-70, Class SD
0.821% (SOFR 30A + 6.136%), due 10/25/50 (b)(h)	1,093,970	114,636
REMIC, Series 2020-47, Class BD
1.50%, due 7/25/50	175,612	119,781
REMIC, Series 2020-70, Class AD
1.50%, due 10/25/50	1,049,769	790,522
REMIC, Series 2021-3, Class TI
2.50%, due 2/25/51 (h)	917,890	157,017

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (h)	$ 559,512	$ 81,856
REMIC, Series 2021-10, Class LI
2.50%, due 3/25/51 (h)	377,400	53,313
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (h)	1,624,206	186,173
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (h)	260,094	34,265
REMIC, Series 2013-77, Class CY
3.00%, due 7/25/43	503,473	421,483
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (h)	2,098,975	321,080
REMIC, Series 2019-13, Class PE
3.00%, due 3/25/49	285,401	246,736
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (h)	1,474,617	241,696
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	650,483	560,634
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (h)	999,307	197,885
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	573,284	481,171
FNMA, Strips (h)
REMIC, Series 426, Class C32
1.50%, due 2/25/52	2,292,130	214,175
REMIC, Series 427, Class C77
2.50%, due 9/25/51	1,559,683	225,290
REMIC, Series 429, Class C5
3.00%, due 10/25/52	2,158,449	376,962
GNMA
REMIC, Series 2019-136, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 11/20/49 (b)(h)	434,017	2,292
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(h)	1,430,372	8,144
REMIC, Series 2023-101, Class KO
(zero coupon), due 1/20/51	1,172,484	750,010
REMIC, Series 2021-77, Class SN
(zero coupon) (1 Month SOFR + 2.486%), due 5/20/51 (b)(h)	3,048,759	15,404
REMIC, Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(h)	2,695,316	13,234
REMIC, Series 2021-136, Class SB
(zero coupon) (SOFR 30A + 3.20%), due 8/20/51 (b)(h)	7,581,141	62,584
REMIC, Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(h)	1,514,728	27,319
REMIC, Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(h)	3,175,734	23,025

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2022-19, Class SG
(zero coupon) (SOFR 30A + 2.45%), due 1/20/52 (b)(h)	$ 2,485,987	$ 8,540
REMIC, Series 2022-24, Class SC
(zero coupon) (SOFR 30A + 2.37%), due 2/20/52 (b)(h)	12,599,487	34,715
REMIC, Series 2023-56
(zero coupon), due 7/20/52	737,110	653,250
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	716,357	529,121
REMIC, Series 2023-53
(zero coupon), due 4/20/53	330,662	255,503
REMIC, Series 2023-80, Class SA
(zero coupon) (SOFR 30A + 5.25%), due 6/20/53 (b)(h)	3,000,602	90,649
REMIC, Series 2023-114, Class MO
(zero coupon), due 8/20/53	423,515	327,973
REMIC, Series 2023-60, Class ES
0.571% (SOFR 30A + 11.20%), due 4/20/53 (b)	774,151	679,726
REMIC, Series 2019-115, Class SA
0.611% (1 Month SOFR + 5.936%), due 9/20/49 (b)(h)	1,146,177	89,033
REMIC, Series 2020-34, Class SC
0.611% (1 Month SOFR + 5.936%), due 3/20/50 (b)(h)	1,063,014	100,783
REMIC, Series 2020-146, Class SA
0.861% (1 Month SOFR + 6.186%), due 10/20/50 (b)(h)	1,017,698	108,120
REMIC, Series 2020-175, Class CS
0.861% (1 Month SOFR + 6.186%), due 11/20/50 (b)(h)	1,095,022	116,928
REMIC, Series 2021-179, Class SA
0.861% (1 Month SOFR + 6.186%), due 11/20/50 (b)(h)	1,467,725	149,963
REMIC, Series 2020-167, Class SN
0.861% (1 Month SOFR + 6.186%), due 11/20/50 (b)(h)	494,087	49,414
REMIC, Series 2020-189, Class SU
0.861% (1 Month SOFR + 6.186%), due 12/20/50 (b)(h)	652,205	71,317
REMIC, Series 2021-46, Class QS
0.861% (1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	597,510	62,458
REMIC, Series 2021-57, Class SA
0.861% (1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	1,135,762	118,047
REMIC, Series 2021-57, Class SD
0.861% (1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	1,448,112	149,348
REMIC, Series 2021-46, Class TS
0.861% (1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	728,683	76,680
REMIC, Series 2021-96, Class SN
0.861% (1 Month SOFR + 6.186%), due 6/20/51 (b)(h)	1,275,978	125,938
REMIC, Series 2021-122, Class HS
0.861% (1 Month SOFR + 6.186%), due 7/20/51 (b)(h)	1,187,305	133,235
REMIC, Series 2022-137, Class S
0.861% (1 Month SOFR + 6.186%), due 7/20/51 (b)(h)	1,337,202	136,813
REMIC, Series 2021-135, Class GS
0.861% (1 Month SOFR + 6.186%), due 8/20/51 (b)(h)	2,010,264	208,865

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-96, Class JS
0.911% (1 Month SOFR + 6.236%), due 6/20/51 (b)(h)	$ 1,052,912	$ 92,111
REMIC, Series 2020-97, Class HB
1.00%, due 7/20/50	317,648	226,375
REMIC, Series 2020-146, Class YK
1.00%, due 10/20/50	618,280	444,607
REMIC, Series 2020-166, Class CA
1.00%, due 11/20/50	692,288	490,682
REMIC, Series 2023-86, Class SE
1.336% (SOFR 30A + 6.65%), due 9/20/50 (b)(h)	899,284	101,029
REMIC, Series 2020-165, Class UD
1.50%, due 11/20/50	267,333	194,512
REMIC, Series 2023-66, Class MP
1.671% (SOFR 30A + 12.30%), due 5/20/53 (b)	737,868	648,298
REMIC, Series 2021-41, Class FS
2.00% (SOFR 30A + 0.20%), due 10/20/50 (b)(h)	1,645,901	159,856
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (h)	337,177	33,808
REMIC, Series 2020-188
2.00%, due 12/20/50 (h)	1,568,048	158,549
REMIC, Series 2020-185, Class BI
2.00%, due 12/20/50 (h)	736,770	80,810
REMIC, Series 2021-30, Class HI
2.00%, due 2/20/51 (h)	2,208,122	226,077
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (h)	1,064,149	124,129
REMIC, Series 2021-97, Class IN
2.50%, due 8/20/49 (h)	2,197,643	234,521
REMIC, Series 2019-159, Class P
2.50%, due 9/20/49	558,321	466,557
REMIC, Series 2022-1, Class IA
2.50%, due 6/20/50 (h)	257,365	34,585
REMIC, Series 2020-122, Class IW
2.50%, due 7/20/50 (h)	932,370	120,330
REMIC, Series 2020-151, Class TI
2.50%, due 10/20/50 (h)	870,215	112,785
REMIC, Series 2020-173, Class EI
2.50%, due 11/20/50 (h)	978,241	132,176
REMIC, Series 2020-188, Class DI
2.50%, due 12/20/50 (h)	2,146,565	291,747
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (h)	627,548	79,823
REMIC, Series 2021-83, Class FM
2.50% (SOFR 30A + 0.51%), due 5/20/51 (b)	1,440,549	1,146,388
REMIC, Series 2021-140, Class GF
2.50% (1 Month SOFR + 0.764%), due 8/20/51 (b)	526,294	423,825

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-188
2.50%, due 10/20/51 (h)	$ 1,683,777	$ 243,601
REMIC, Series 2022-83
2.50%, due 11/20/51 (h)	1,380,938	180,369
REMIC, Series 2021-1, Class IT
3.00%, due 1/20/51 (h)	1,398,296	208,031
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (h)	1,424,810	212,688
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (h)	178,344	26,070
REMIC, Series 2021-97, Class FA
3.00% (SOFR 30A + 0.40%), due 6/20/51 (b)	396,244	328,822
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (h)	641,289	112,949
REMIC, Series 2021-98, Class KI
3.00%, due 6/20/51 (h)	1,643,927	265,125
REMIC, Series 2022-189, Class AT
3.00%, due 7/20/51	541,902	452,960
REMIC, Series 2022-207
3.00%, due 8/20/51 (h)	877,056	137,580
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51 (h)	2,104,536	330,213
REMIC, Series 2021-158, Class NI
3.00%, due 9/20/51 (h)	1,695,364	255,749
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (h)	1,434,784	196,275
REMIC, Series 2023-19, Class CI
3.00%, due 11/20/51 (h)	1,331,713	203,961
REMIC, Series 2022-207, Class NA
3.00%, due 1/20/52	2,246,186	1,819,817
REMIC, Series 2022-206, Class CN
3.00%, due 2/20/52	1,600,280	1,331,098
REMIC, Series 2019-92, Class GF
3.50% (1 Month SOFR + 0.804%), due 7/20/49 (b)	346,309	300,860
REMIC, Series 2019-97, Class FG
3.50% (1 Month SOFR + 0.804%), due 8/20/49 (b)	720,072	625,883
REMIC, Series 2019-110, Class FG
3.50% (1 Month SOFR + 0.764%), due 9/20/49 (b)	249,784	216,676
REMIC, Series 2019-128, Class KF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	377,426	327,826
REMIC, Series 2019-128, Class YF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	492,163	428,007
REMIC, Series 2020-5, Class FA
3.50% (1 Month SOFR + 0.814%), due 1/20/50 (b)	770,992	667,459
REMIC, Series 2023-63, Class MA
3.50%, due 5/20/50	987,488	865,611

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-125, Class AF
3.50% (SOFR 30A + 0.25%), due 7/20/51 (b)	$ 751,218	$ 658,694
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (h)	1,130,357	201,586
REMIC, Series 2023-1, Class HD
3.50%, due 1/20/52	1,171,494	1,013,134
REMIC, Series 2022-206, Class WN
4.00%, due 10/20/49	531,384	477,288
REMIC, Series 2023-81, Class LA
5.00%, due 6/20/52	489,287	471,570
REMIC, Series 2023-38, Class WT
6.771%, due 12/20/51 (i)	309,633	319,175
REMIC, Series 2023-59, Class YC
6.962%, due 9/20/51 (i)	690,105	728,654
REMIC, Series 2023-55, Class CG
7.44%, due 7/20/51 (i)	767,933	819,629
REMIC, Series 2023-55, Class LB
7.93%, due 11/20/51 (i)	868,861	973,482
		40,222,238
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.0%
Bayview Commercial Asset Trust
Series 2006-4A, Class A1
5.779% (1 Month SOFR + 0.459%), due 12/25/36 (a)(b)	22,811	20,980
BBCMS Mortgage Trust (a)(b)
Series 2018-TALL, Class C
6.651% (1 Month SOFR + 1.318%), due 3/15/37	320,000	252,800
Series 2018-TALL, Class D
6.979% (1 Month SOFR + 1.646%), due 3/15/37	155,000	115,729
Benchmark Mortgage Trust
Series 2020-B19, Class A2
1.691%, due 9/15/53	935,000	826,931
BX Commercial Mortgage Trust (a)
Series 2020-VIV2, Class C
3.66%, due 3/9/44 (j)	965,000	786,987
Series 2020-VIV3, Class B
3.662%, due 3/9/44 (j)	450,059	374,184
Series 2020-VIVA, Class D
3.667%, due 3/11/44 (j)	340,000	268,458
Series 2021-VOLT, Class C
6.547% (1 Month SOFR + 1.214%), due 9/15/36 (b)	1,075,000	1,032,892
BX Trust (a)
Series 2019-OC11, Class C
3.856%, due 12/9/41	205,000	171,932
Series 2019-OC11, Class D
4.075%, due 12/9/41 (j)	450,000	369,916

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BX Trust (a)
Series 2021-ARIA, Class E
7.691% (1 Month SOFR + 2.359%), due 10/15/36 (b)	$ 970,000	$ 920,689
BXHPP Trust (a)(b)
Series 2021-FILM, Class A
6.096% (1 Month SOFR + 0.764%), due 8/15/36	625,000	588,557
Series 2021-FILM, Class B
6.346% (1 Month SOFR + 1.014%), due 8/15/36	535,000	491,916
DROP Mortgage Trust
Series 2021-FILE, Class A
6.596% (1 Month SOFR + 1.264%), due 10/15/43 (a)(b)	295,000	274,993
Extended Stay America Trust (a)(b)
Series 2021-ESH, Class C
7.146% (1 Month SOFR + 1.814%), due 7/15/38	475,244	468,139
Series 2021-ESH, Class D
7.696% (1 Month SOFR + 2.364%), due 7/15/38	598,807	589,034
FREMF Mortgage Trust
REMIC, Series 2018-K76, Class C
4.351%, due 6/25/51 (a)(j)	145,000	132,423
GNMA (h)(j)
REMIC, Series 2021-108
0.966%, due 6/16/61	2,818,316	192,538
REMIC, Series 2020-168, Class IA
0.978%, due 12/16/62	1,452,483	101,587
REMIC, Series 2021-47
0.992%, due 3/16/61	3,389,798	235,034
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A
3.228%, due 7/10/39 (a)	715,000	604,211
Manhattan West Mortgage Trust
Series 2020-1MW, Class A
2.13%, due 9/10/39 (a)	1,225,000	1,048,934
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class A4
3.536%, due 11/15/52	320,000	290,735
Series 2016-C28, Class A4
3.544%, due 1/15/49	200,000	187,125
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4
3.809%, due 12/15/48	395,000	371,684
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2019-01, Class M10
8.679% (SOFR 30A + 3.364%), due 10/25/49	1,117,061	1,088,081
Series 2020-01, Class M10
9.179% (SOFR 30A + 3.864%), due 3/25/50	888,053	863,951
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	1,140,000	905,465

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
SLG Office Trust (a)
Series 2021-OVA, Class A
2.585%, due 7/15/41	$ 325,000	$ 253,445
Series 2021-OVA, Class F
2.851%, due 7/15/41	355,000	237,389
Wells Fargo Commercial Mortgage Trust
Series 2018-AUS, Class A
4.194%, due 8/17/36 (a)(j)	705,000	626,252
		14,692,991
Whole Loan (Collateralized Mortgage Obligations) 4.3%
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(h)(i)	18,263,908	197,522
Connecticut Avenue Securities Trust (a)(b)
Series 2022-R01, Class 1M2
7.215% (SOFR 30A + 1.90%), due 12/25/41	235,000	230,594
Series 2021-R03, Class 1B1
8.065% (SOFR 30A + 2.75%), due 12/25/41	545,000	541,961
Series 2021-R01, Class 1B1
8.415% (SOFR 30A + 3.10%), due 10/25/41	1,025,000	1,026,277
Series 2022-R02, Class 2B1
9.815% (SOFR 30A + 4.50%), due 1/25/42	660,000	674,850
Series 2021-R01, Class 1B2
11.315% (SOFR 30A + 6.00%), due 10/25/41	660,000	664,530
FHLMC STACR REMIC Trust (a)(b)
Series 2021-HQA3, Class M2
7.415% (SOFR 30A + 2.10%), due 9/25/41	715,000	700,800
Series 2021-HQA1, Class M2
7.565% (SOFR 30A + 2.25%), due 8/25/33	1,055,878	1,049,618
Series 2022-DNA1, Class M2
7.815% (SOFR 30A + 2.50%), due 1/25/42	925,000	904,187
Series 2021-HQA1, Class B1
8.315% (SOFR 30A + 3.00%), due 8/25/33	1,295,000	1,278,129
Series 2021-DNA5, Class B1
8.365% (SOFR 30A + 3.05%), due 1/25/34	1,730,000	1,734,321
Series 2021-HQA2, Class B1
8.465% (SOFR 30A + 3.15%), due 12/25/33	635,000	626,273
Series 2021-HQA3, Class B1
8.665% (SOFR 30A + 3.35%), due 9/25/41	940,000	938,847
Series 2021-DNA6, Class B1
8.715% (SOFR 30A + 3.40%), due 10/25/41	405,000	409,527
Series 2022-DNA1, Class B1
8.715% (SOFR 30A + 3.40%), due 1/25/42	250,000	250,157
Series 2021-DNA7, Class B1
8.965% (SOFR 30A + 3.65%), due 11/25/41	705,000	712,489
Series 2021-HQA4, Class B1
9.065% (SOFR 30A + 3.75%), due 12/25/41	360,000	357,528

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR REMIC Trust (a)(b)
Series 2022-DNA2, Class M2
9.065% (SOFR 30A + 3.75%), due 2/25/42	$ 1,125,000	$ 1,153,769
Series 2020-HQA1, Class B2
10.529% (SOFR 30A + 5.214%), due 1/25/50	665,000	663,649
Series 2022-HQA3, Class M2
10.665% (SOFR 30A + 5.35%), due 8/25/42	1,575,000	1,675,868
Series 2022-DNA6, Class M2
11.065% (SOFR 30A + 5.75%), due 9/25/42	675,000	738,119
Series 2022-HQA1, Class B1
12.315% (SOFR 30A + 7.00%), due 3/25/42	530,000	572,124
FHLMC Structured Agency Credit Risk Debt Notes
Series 2022-HQA2, Class M2
11.315% (SOFR 30A + 6.00%), due 7/25/42 (a)(b)	720,000	781,133
Flagstar Mortgage Trust
Series 2021-6INV, Class A18
2.50%, due 8/25/51 (a)(i)	409,705	300,445
FNMA
Series 2018-C04, Class 2B1
9.929% (SOFR 30A + 4.614%), due 12/25/30 (b)	605,000	663,403
J.P. Morgan Mortgage Trust
Series 2021-LTV2, Class A1
2.519%, due 5/25/52 (a)(i)	316,366	248,762
New Residential Mortgage Loan Trust (a)
Series 2019-5A, Class B7
4.324%, due 8/25/59 (j)	1,187,167	670,352
Series 2019-2A, Class B6
4.837%, due 12/25/57 (i)	462,252	281,340
OBX Trust
Series 2022-NQM1, Class A1
2.305%, due 11/25/61 (a)(i)	475,348	393,344
Sequoia Mortgage Trust
Series 2021-4, Class A1
0.166%, due 6/25/51 (a)(h)(j)	14,933,118	121,045
STACR Trust
Series 2018-HRP2, Class B1
9.629% (SOFR 30A + 4.314%), due 2/25/47 (a)(b)	800,000	849,987
		21,410,950
Total Mortgage-Backed Securities (Cost $80,680,364)		76,326,179

	Principal Amount	Value
Municipal Bond 0.1%
California 0.1%
Regents of the University of California Medical Center, Pooled, Revenue Bonds
Series N
3.006%, due 5/15/50	$ 1,065,000	$ 677,800
Total Municipal Bond (Cost $1,065,000)		677,800
U.S. Government & Federal Agencies 6.6%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.5%
FHLMC Gold Pools, 30 Year
3.50%, due 1/1/48	519,562	455,457
UMBS Pool, 20 Year
5.00%, due 7/1/43	927,588	883,563
UMBS Pool, 30 Year
3.50%, due 7/1/50	445,838	388,647
4.50%, due 10/1/52	784,669	720,753
4.50%, due 5/1/53	1,360,242	1,249,380
5.50%, due 7/1/53	856,152	827,698
5.50%, due 7/1/53	640,514	619,582
6.00%, due 10/1/53	1,070,000	1,058,615
6.50%, due 10/1/53	1,280,000	1,286,183
		7,489,878
Federal National Mortgage Association (Mortgage Pass-Through Securities) 2.8%
FNMA, Other
6.00%, due 4/1/37	3,942	3,958
UMBS, 20 Year
5.00%, due 5/1/43	1,042,536	993,056
UMBS, 30 Year
3.00%, due 6/1/51	329,258	273,197
3.00%, due 11/1/51	701,207	581,129
3.00%, due 3/1/52	603,380	499,484
3.50%, due 7/1/52	109,537	94,271
4.00%, due 8/1/48	639,310	578,444
4.00%, due 2/1/49	96,271	86,806
4.00%, due 6/1/52	331,325	295,263
4.00%, due 6/1/52	562,001	500,896
4.00%, due 7/1/52	711,638	634,180
5.00%, due 9/1/52	484,626	457,505
5.00%, due 11/1/52	3,425,122	3,233,873
5.00%, due 3/1/53	237,920	224,553
5.50%, due 2/1/53	193,695	187,295
5.50%, due 6/1/53	284,129	274,686
5.50%, due 8/1/53	631,854	612,192
6.00%, due 3/1/53	105,701	104,350
6.00%, due 8/1/53	469,012	463,459
6.00%, due 9/1/53	535,000	528,650

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
6.00%, due 9/1/53	$ 2,743,675	$ 2,708,602
6.50%, due 9/1/53	629,442	632,482
		13,968,331
United States Treasury Bonds 1.9%
U.S. Treasury Bonds
4.125%, due 8/15/53	1,010,000	916,891
4.375%, due 8/15/43 (c)	8,900,000	8,303,422
		9,220,313
United States Treasury Notes 0.4%
U.S. Treasury Notes
4.00%, due 7/31/30	1,160,000	1,117,406
4.50%, due 7/15/26	780,000	772,810
		1,890,216
Total U.S. Government & Federal Agencies (Cost $34,297,680)		32,568,738
Total Long-Term Bonds (Cost $232,586,510)		210,916,222

	Shares
Common Stocks 55.2%
Aerospace & Defense 1.5%
BAE Systems plc (United Kingdom)	180,925	2,196,224
General Dynamics Corp.	7,269	1,606,231
Lockheed Martin Corp.	3,737	1,528,284
RTX Corp.	27,029	1,945,277
		7,276,016
Air Freight & Logistics 1.1%
Deutsche Post AG (Registered) (Germany)	59,315	2,417,471
Hyundai Glovis Co. Ltd. (Republic of Korea)	13,358	1,824,853
United Parcel Service, Inc., Class B	9,058	1,411,870
		5,654,194
Automobile Components 0.3%
Cie Generale des Etablissements Michelin SCA (France)	51,299	1,572,304
Automobiles 0.4%
Toyota Motor Corp. (Japan)	113,400	2,037,714
Banks 3.5%
Bank of America Corp.	95,626	2,618,240
BAWAG Group AG (Austria) (a)	32,854	1,509,337
Columbia Banking System, Inc.	77,526	1,573,778

	Shares	Value
Common Stocks
Banks
JPMorgan Chase & Co.	27,185	$ 3,942,369
PNC Financial Services Group, Inc. (The)	12,356	1,516,946
Regions Financial Corp.	83,921	1,443,441
Royal Bank of Canada (Canada)	16,718	1,461,017
Truist Financial Corp.	49,060	1,403,607
U.S. Bancorp	46,242	1,528,760
		16,997,495
Beverages 1.8%
Coca-Cola Co. (The)	36,710	2,055,026
Coca-Cola Europacific Partners plc (United Kingdom)	82,101	5,129,670
PepsiCo, Inc.	9,993	1,693,214
		8,877,910
Biotechnology 0.7%
AbbVie, Inc.	24,778	3,693,409
Capital Markets 1.0%
BlackRock, Inc.	2,312	1,494,685
Lazard Ltd., Class A	60,883	1,887,982
Schroders plc (United Kingdom)	307,866	1,521,639
		4,904,306
Chemicals 2.3%
Air Products and Chemicals, Inc.	6,787	1,923,436
Dow, Inc.	36,370	1,875,237
Linde plc	8,870	3,302,744
LyondellBasell Industries NV, Class A	22,225	2,104,708
Nutrien Ltd. (Canada) (c)	33,471	2,067,169
		11,273,294
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc. (k)	6	30
Communications Equipment 1.1%
Cisco Systems, Inc.	100,012	5,376,645
Construction & Engineering 0.3%
Vinci SA (France)	14,282	1,581,114
Consumer Staples Distribution & Retail 0.9%
Walmart, Inc.	26,698	4,269,811
Diversified Telecommunication Services 2.2%
BCE, Inc. (Canada)	45,206	1,725,700
Deutsche Telekom AG (Registered) (Germany)	191,300	4,017,192
Orange SA (France)	183,226	2,102,593

	Shares	Value
Common Stocks
Diversified Telecommunication Services
TELUS Corp. (Canada)	87,814	$ 1,433,988
Verizon Communications, Inc.	42,486	1,376,971
		10,656,444
Electric Utilities 2.3%
American Electric Power Co., Inc.	37,211	2,799,012
Duke Energy Corp.	16,963	1,497,154
Entergy Corp.	17,060	1,578,050
Evergy, Inc.	30,179	1,530,075
NextEra Energy, Inc.	42,228	2,419,242
Pinnacle West Capital Corp.	19,167	1,412,225
		11,235,758
Electrical Equipment 1.2%
Eaton Corp. plc	13,563	2,892,716
Emerson Electric Co.	29,745	2,872,475
		5,765,191
Food Products 0.8%
Nestle SA (Registered)	17,720	2,000,967
Orkla ASA (Norway)	238,084	1,778,143
		3,779,110
Gas Utilities 0.4%
Snam SpA (Italy)	378,325	1,776,097
Health Care Equipment & Supplies 0.6%
Medtronic plc	37,235	2,917,735
Health Care Providers & Services 1.1%
CVS Health Corp.	22,508	1,571,509
UnitedHealth Group, Inc.	7,902	3,984,109
		5,555,618
Health Care REITs 0.3%
Welltower, Inc.	18,647	1,527,562
Hotels, Restaurants & Leisure 1.8%
McDonald's Corp.	6,765	1,782,172
Restaurant Brands International, Inc. (Canada) (c)	67,438	4,492,719
Vail Resorts, Inc.	11,852	2,629,840
		8,904,731
Industrial Conglomerates 0.8%
Honeywell International, Inc.	7,626	1,408,827
Siemens AG (Registered) (Germany)	16,998	2,436,889
		3,845,716

	Shares	Value
Common Stocks
Insurance 2.7%
Allianz SE (Registered) (Germany)	7,078	$ 1,687,830
AXA SA (France)	77,003	2,280,854
Manulife Financial Corp. (Canada)	130,562	2,385,826
MetLife, Inc.	50,794	3,195,451
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	5,653	2,205,395
Travelers Cos., Inc. (The)	8,325	1,359,556
		13,114,912
IT Services 1.3%
International Business Machines Corp.	36,788	5,161,356
NET One Systems Co. Ltd. (Japan)	58,900	1,117,744
		6,279,100
Leisure Products 0.5%
Hasbro, Inc.	33,661	2,226,339
Machinery 0.6%
Cummins, Inc.	13,612	3,109,798
Media 0.8%
Comcast Corp., Class A	60,121	2,665,765
Omnicom Group, Inc.	20,420	1,520,882
		4,186,647
Multi-Utilities 0.6%
NiSource, Inc.	56,781	1,401,355
WEC Energy Group, Inc.	17,763	1,430,810
		2,832,165
Oil, Gas & Consumable Fuels 2.8%
Chevron Corp.	11,246	1,896,300
Enbridge, Inc. (Canada)	41,775	1,385,580
Enterprise Products Partners LP	101,756	2,785,062
MPLX LP	44,080	1,567,926
TotalEnergies SE (France)	69,308	4,560,976
Williams Cos., Inc. (The)	45,183	1,522,215
		13,718,059
Personal Care Products 0.3%
Unilever plc (United Kingdom)	30,615	1,510,793
Pharmaceuticals 6.3%
Astellas Pharma, Inc. (Japan)	165,200	2,281,809
AstraZeneca plc, Sponsored ADR (United Kingdom)	61,554	4,168,437
Bayer AG (Registered) (Germany)	30,094	1,445,412
Bristol-Myers Squibb Co.	23,987	1,392,205
Eli Lilly & Co.	7,145	3,837,794
GSK plc	84,566	1,528,757

	Shares	Value
Common Stocks
Pharmaceuticals
Johnson & Johnson	12,836	$ 1,999,207
Merck & Co., Inc.	24,141	2,485,316
Novartis AG (Registered) (Switzerland)	42,045	4,290,437
Pfizer, Inc.	50,513	1,675,516
Roche Holding AG	5,504	1,501,300
Sanofi	40,390	4,333,935
		30,940,125
Professional Services 0.3%
Paychex, Inc.	14,679	1,692,929
Retail REITs 0.4%
Realty Income Corp.	38,597	1,927,534
Semiconductors & Semiconductor Equipment 4.6%
Analog Devices, Inc.	34,075	5,966,192
Broadcom, Inc.	7,787	6,467,726
KLA Corp.	9,196	4,217,837
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Taiwan)	33,695	2,928,096
Texas Instruments, Inc.	18,343	2,916,720
		22,496,571
Software 1.2%
Microsoft Corp.	19,146	6,045,350
Specialized REITs 1.1%
Iron Mountain, Inc.	62,154	3,695,055
VICI Properties, Inc.	56,147	1,633,878
		5,328,933
Specialty Retail 0.4%
Home Depot, Inc. (The)	6,787	2,050,760
Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc.	29,357	5,026,212
Dell Technologies, Inc., Class C	31,946	2,201,080
NetApp, Inc.	26,714	2,027,058
Samsung Electronics Co. Ltd., GDR (Republic of Korea)	1,838	2,312,328
		11,566,678
Tobacco 1.5%
British American Tobacco plc (United Kingdom)	73,285	2,300,566
Imperial Brands plc (United Kingdom)	76,315	1,549,718
Philip Morris International, Inc.	40,352	3,735,788
		7,586,072
Trading Companies & Distributors 0.7%
MSC Industrial Direct Co., Inc., Class A	36,614	3,593,664

	Shares	Value
Common Stocks
Wireless Telecommunication Services 0.4%
SK Telecom Co. Ltd. (Republic of Korea)	55,337	$ 2,130,229
Total Common Stocks (Cost $259,376,507)		271,814,862
Short-Term Investments 2.3%
Affiliated Investment Company 0.7%
MainStay U.S. Government Liquidity Fund, 5.242% (l)	3,225,432	3,225,432
Unaffiliated Investment Company 1.6%
Invesco Government & Agency Portfolio, 5.34% (l)(m)	7,883,092	7,883,092
Total Short-Term Investments (Cost $11,108,524)		11,108,524
Total Investments (Cost $503,071,541)	100.4%	493,839,608
Other Assets, Less Liabilities	(0.4)	(1,855,658)
Net Assets	100.0%	$ 491,983,950

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of September 30, 2023.
(c)	All or a portion of this security was held on loan. As of September 30, 2023, the aggregate market value of securities on loan was $15,955,838; the total market value of collateral held by the Portfolio was $16,379,488. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $8,496,396. The Portfolio received cash collateral with a value of $7,883,092.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2023.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Step coupon—Rate shown was the rate in effect as of September 30, 2023.
(g)	Illiquid security—As of September 30, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $260,000, which represented 0.1% of the Portfolio’s net assets.
(h)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2023.
(j)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2023.
(k)	Non-income producing security.
(l)	Current yield as of September 30, 2023.
(m)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 6,070	$ 109,722	$ (112,567)	$ —	$ —	$ 3,225	$ 210	$ —	3,225
Foreign Currency Forward Contracts
As of September 30, 2023, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,983,778	EUR	2,684,147	JPMorgan Chase Bank N.A.	11/7/23	$ 141,709
Total Unrealized Appreciation						141,709
AUD	9,875,000	USD	6,695,606	JPMorgan Chase Bank N.A.	11/7/23	(338,329)
GBP	133,000	USD	171,747	JPMorgan Chase Bank N.A.	11/7/23	(9,439)
JPY	3,368,551,000	USD	24,403,565	JPMorgan Chase Bank N.A.	11/7/23	(1,722,805)
Total Unrealized Depreciation						(2,070,573)
Net Unrealized Depreciation						$ (1,928,864)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of September 30, 2023, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
E-Mini Energy Select Sector Index	49	December 2023	$ 4,756,038	$ 4,681,950	$ (74,088)
E-Mini Health Care Select Sector Index	47	December 2023	6,328,593	6,166,870	(161,723)
E-Mini Materials Select Sector Index	90	December 2023	7,867,080	7,557,300	(309,780)
E-Mini Utilities Select Sector Index	81	December 2023	5,180,922	4,850,280	(330,642)
S&P 500 E-Mini Index	89	December 2023	20,075,908	19,248,475	(827,433)
S&P Midcap 400 E-Mini Index	10	December 2023	2,601,670	2,520,400	(81,270)
U.S. Treasury 2 Year Notes	18	December 2023	3,658,962	3,648,797	(10,165)
U.S. Treasury 10 Year Notes	90	December 2023	9,810,787	9,725,625	(85,162)
U.S. Treasury 10 Year Ultra Bonds	95	December 2023	10,877,749	10,598,437	(279,312)
U.S. Treasury Long Bonds	55	December 2023	6,466,585	6,257,969	(208,616)
U.S. Treasury Ultra Bonds	69	December 2023	8,751,327	8,189,438	(561,889)
Yen Denominated Nikkei 225 Index	364	December 2023	39,614,004	38,759,034	(854,970)
Total Long Contracts					(3,785,050)
Short Contracts
Euro STOXX 50 Index	(333)	December 2023	(15,124,003)	(14,800,781)	323,222
FTSE 100 Index	(19)	December 2023	(1,752,625)	(1,778,284)	(25,659)
S&P E-Mini Commercial Service Equity Index	(76)	December 2023	(6,735,348)	(6,585,400)	149,948

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
U.S. Treasury 5 Year Notes	(24)	December 2023	$ (2,530,233)	$ (2,528,625)	$ 1,608
Total Short Contracts					449,119
Net Unrealized Depreciation					$ (3,335,931)

1.	As of September 30, 2023, cash in the amount of $6,586,507 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2023.
Abbreviation(s):
ADR—American Depositary Receipt
AUD—Australia Dollar
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
FTSE—Financial Times Stock Exchange
GBP—British Pound Sterling
GDR—Global Depositary Receipt
GNMA—Government National Mortgage Association
JPY—Japanese Yen
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 16,640,080	$ —	$ 16,640,080
Corporate Bonds	—	82,565,326	—	82,565,326
Foreign Government Bonds	—	1,674,572	—	1,674,572
Loan Assignments	—	463,527	—	463,527
Mortgage-Backed Securities	—	76,326,179	—	76,326,179
Municipal Bond	—	677,800	—	677,800
U.S. Government & Federal Agencies	—	32,568,738	—	32,568,738
Total Long-Term Bonds	—	210,916,222	—	210,916,222
Common Stocks
Aerospace & Defense	5,079,792	2,196,224	—	7,276,016
Air Freight & Logistics	1,411,870	4,242,324	—	5,654,194
Automobile Components	—	1,572,304	—	1,572,304
Automobiles	—	2,037,714	—	2,037,714
Banks	15,488,158	1,509,337	—	16,997,495
Capital Markets	3,382,667	1,521,639	—	4,904,306
Construction & Engineering	—	1,581,114	—	1,581,114
Diversified Telecommunication Services	4,536,659	6,119,785	—	10,656,444
Food Products	—	3,779,110	—	3,779,110
Gas Utilities	—	1,776,097	—	1,776,097
Industrial Conglomerates	1,408,827	2,436,889	—	3,845,716
Insurance	6,940,833	6,174,079	—	13,114,912
IT Services	5,161,356	1,117,744	—	6,279,100
Oil, Gas & Consumable Fuels	9,157,083	4,560,976	—	13,718,059
Personal Care Products	—	1,510,793	—	1,510,793
Pharmaceuticals	15,558,475	15,381,650	—	30,940,125
Technology Hardware, Storage & Peripherals	9,254,350	2,312,328	—	11,566,678
Tobacco	3,735,788	3,850,284	—	7,586,072
Wireless Telecommunication Services	—	2,130,229	—	2,130,229
All Other Industries	124,888,384	—	—	124,888,384
Total Common Stocks	206,004,242	65,810,620	—	271,814,862
Short-Term Investments
Affiliated Investment Company	3,225,432	—	—	3,225,432
Unaffiliated Investment Company	7,883,092	—	—	7,883,092
Total Short-Term Investments	11,108,524	—	—	11,108,524
Total Investments in Securities	217,112,766	276,726,842	—	493,839,608
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	141,709	—	141,709
Futures Contracts	474,778	—	—	474,778
Total Other Financial Instruments	474,778	141,709	—	616,487
Total Investments in Securities and Other Financial Instruments	$ 217,587,544	$ 276,868,551	$ —	$ 494,456,095
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (2,070,573)	$ —	$ (2,070,573)
Futures Contracts	(3,810,709)	—	—	(3,810,709)
Total Other Financial Instruments	$ (3,810,709)	$ (2,070,573)	$ —	$ (5,881,282)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Indexed Bond Portfolio
Portfolio of Investments September 30, 2023†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 95.9%
Corporate Bonds 22.3%
Aerospace & Defense 0.6%
Boeing Co. (The)
3.25%, due 3/1/28	$ 585,000	$ 525,703
5.15%, due 5/1/30	250,000	238,875
Lockheed Martin Corp.
4.30%, due 6/15/62	135,000	105,650
Northrop Grumman Systems Corp.
7.75%, due 2/15/31	275,000	306,135
RTX Corp.
3.125%, due 7/1/50	105,000	65,282
3.50%, due 3/15/27	275,000	255,813
		1,497,458
Apparel 0.0% ‡
NIKE, Inc.
3.625%, due 5/1/43	95,000	74,366
Auto Manufacturers 0.2%
General Motors Co.
5.40%, due 4/1/48	81,000	63,978
General Motors Financial Co., Inc.
2.40%, due 10/15/28	250,000	207,260
3.10%, due 1/12/32	167,000	129,205
4.35%, due 1/17/27	130,000	122,373
		522,816
Banks 5.7%
Bank of America Corp.
2.972%, due 7/21/52 (a)	525,000	316,752
3.846% (5 Year Treasury Constant Maturity Rate + 2.00%), due 3/8/37 (b)	230,000	187,072
5.08%, due 1/20/27 (a)	3,040,000	2,971,456
Barclays plc
5.25%, due 8/17/45	270,000	226,520
Citigroup, Inc.
2.561%, due 5/1/32 (a)	260,000	201,265
4.45%, due 9/29/27	1,085,000	1,018,651
4.65%, due 7/30/45	180,000	144,610
Cooperatieve Rabobank UA
5.25%, due 5/24/41	215,000	205,699
Fifth Third Bancorp
4.337%, due 4/25/33 (a)	200,000	169,141
Goldman Sachs Group, Inc. (The)
2.64%, due 2/24/28 (a)	715,000	637,569
4.80%, due 7/8/44	420,000	349,403
HSBC Holdings plc (a)
7.336%, due 11/3/26	575,000	586,945
7.39%, due 11/3/28	305,000	315,535

	Principal Amount	Value
Corporate Bonds
Banks
JPMorgan Chase & Co. (a)
1.578%, due 4/22/27	$ 870,000	$ 776,416
4.26%, due 2/22/48	605,000	470,675
4.912%, due 7/25/33	305,000	280,615
Lloyds Banking Group plc
3.75%, due 1/11/27	1,265,000	1,177,168
Morgan Stanley
5.05%, due 1/28/27 (a)	75,000	73,517
5.948% (5 Year Treasury Constant Maturity Rate + 2.43%), due 1/19/38 (b)	55,000	51,407
6.296%, due 10/18/28 (a)	1,270,000	1,279,741
6.342%, due 10/18/33 (a)	375,000	377,137
State Street Corp.
5.82%, due 11/4/28 (a)	810,000	811,082
UBS Group AG
2.593%, due 9/11/25 (a)(c)	500,000	481,240
Wells Fargo & Co.
3.00%, due 4/22/26	525,000	489,033
4.75%, due 12/7/46	605,000	472,199
		14,070,848
Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc.
5.55%, due 1/23/49	525,000	502,841
Coca-Cola Co. (The)
2.60%, due 6/1/50	260,000	158,969
Constellation Brands, Inc.
3.60%, due 2/15/28	130,000	119,581
Keurig Dr Pepper, Inc.
4.985%, due 5/25/38	95,000	83,068
Molson Coors Beverage Co.
4.20%, due 7/15/46	95,000	71,445
PepsiCo, Inc.
3.625%, due 3/19/50	30,000	22,526
		958,430
Biotechnology 0.1%
Amgen, Inc.
3.375%, due 2/21/50	205,000	134,198
Gilead Sciences, Inc.
4.60%, due 9/1/35	215,000	196,745
		330,943
Building Materials 0.0% ‡
Johnson Controls International plc
6.00%, due 1/15/36	80,000	79,155

	Principal Amount	Value
Corporate Bonds
Chemicals 0.9%
Dow Chemical Co. (The)
2.10%, due 11/15/30	$ 145,000	$ 115,070
3.60%, due 11/15/50	65,000	43,596
DuPont de Nemours, Inc.
4.493%, due 11/15/25	470,000	458,825
Ecolab, Inc.
2.70%, due 11/1/26	275,000	254,918
LYB International Finance II BV
3.50%, due 3/2/27	275,000	256,589
LYB International Finance III LLC
3.625%, due 4/1/51	50,000	31,850
Mosaic Co. (The)
4.05%, due 11/15/27	505,000	474,026
Nutrien Ltd.
5.875%, due 12/1/36	275,000	260,850
Sherwin-Williams Co. (The)
3.95%, due 1/15/26	320,000	308,217
		2,203,941
Commercial Services 0.0% ‡
PayPal Holdings, Inc.
5.05%, due 6/1/52	95,000	85,874
Computers 0.7%
Apple, Inc.
4.50%, due 2/23/36	660,000	628,843
Dell International LLC
3.45%, due 12/15/51 (c)	95,000	59,187
5.25%, due 2/1/28	310,000	305,267
5.75%, due 2/1/33	180,000	174,892
HP, Inc.
6.00%, due 9/15/41	40,000	37,726
International Business Machines Corp.
3.50%, due 5/15/29	465,000	420,439
		1,626,354
Cosmetics & Personal Care 0.2%
Procter & Gamble Co. (The)
2.70%, due 2/2/26	275,000	260,389
Unilever Capital Corp.
3.10%, due 7/30/25	100,000	96,095
		356,484
Diversified Financial Services 0.2%
AerCap Ireland Capital DAC
3.85%, due 10/29/41	150,000	106,412
Capital One Financial Corp.
5.268%, due 5/10/33 (a)	155,000	137,095

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Nomura Holdings, Inc.
2.999%, due 1/22/32	$ 200,000	$ 154,996
Visa, Inc.
4.30%, due 12/14/45	210,000	177,705
		576,208
Electric 1.8%
AEP Texas, Inc.
5.25%, due 5/15/52	95,000	81,384
CenterPoint Energy Houston Electric LLC
Series AC
4.25%, due 2/1/49	315,000	248,758
Commonwealth Edison Co.
3.65%, due 6/15/46	195,000	137,181
Consolidated Edison Co. of New York, Inc.
Series 06-A
5.85%, due 3/15/36	410,000	398,730
DTE Electric Co.
3.375%, due 3/1/25	215,000	208,287
Duke Energy Carolinas LLC
3.875%, due 3/15/46	365,000	265,353
Duke Energy Corp.
4.50%, due 8/15/32	95,000	85,458
5.00%, due 8/15/52	95,000	78,970
Entergy Louisiana LLC
4.20%, due 4/1/50	365,000	275,387
Florida Power & Light Co.
3.80%, due 12/15/42	175,000	134,368
MidAmerican Energy Co.
3.95%, due 8/1/47	400,000	302,397
Ohio Power Co.
Series G
6.60%, due 2/15/33	200,000	204,799
PPL Electric Utilities Corp.
3.95%, due 6/1/47	130,000	98,387
Public Service Electric and Gas Co.
2.70%, due 5/1/50	235,000	139,234
Sempra
3.80%, due 2/1/38	275,000	213,696
Southern California Edison Co.
Series C
4.125%, due 3/1/48	275,000	203,626
Southern Co. (The)
4.40%, due 7/1/46	350,000	271,344
Virginia Electric and Power Co.
4.00%, due 1/15/43	410,000	313,157

	Principal Amount	Value
Corporate Bonds
Electric
Xcel Energy, Inc.
3.30%, due 6/1/25	$ 885,000	$ 848,477
		4,508,993
Entertainment 0.1%
Warnermedia Holdings, Inc.
5.141%, due 3/15/52	218,000	161,983
Environmental Control 0.2%
Republic Services, Inc.
3.20%, due 3/15/25	320,000	309,074
Waste Management, Inc.
3.15%, due 11/15/27	320,000	294,485
		603,559
Food 0.4%
General Mills, Inc.
4.20%, due 4/17/28	95,000	89,561
Kraft Heinz Foods Co.
4.375%, due 6/1/46	230,000	179,225
Kroger Co. (The)
2.20%, due 5/1/30	230,000	183,904
Sysco Corp.
3.25%, due 7/15/27	320,000	294,103
Tyson Foods, Inc.
5.10%, due 9/28/48	155,000	126,048
		872,841
Forest Products & Paper 0.2%
Suzano International Finance BV
5.50%, due 1/17/27	505,000	494,749
Gas 0.1%
NiSource, Inc.
3.49%, due 5/15/27	275,000	254,893
Healthcare-Products 0.4%
Abbott Laboratories
3.75%, due 11/30/26	185,000	177,542
4.90%, due 11/30/46	290,000	264,014
Boston Scientific Corp.
4.70%, due 3/1/49	80,000	67,301
Medtronic, Inc.
4.625%, due 3/15/45	209,000	183,306
Stryker Corp.
3.65%, due 3/7/28	275,000	256,562
		948,725

	Principal Amount	Value
Corporate Bonds
Healthcare-Services 0.5%
Aetna, Inc.
6.625%, due 6/15/36	$ 275,000	$ 283,367
Elevance Health, Inc.
4.375%, due 12/1/47	320,000	254,611
HCA, Inc.
3.625%, due 3/15/32	85,000	70,456
4.625%, due 3/15/52	170,000	127,635
Laboratory Corp. of America Holdings
3.60%, due 2/1/25	320,000	309,839
UnitedHealth Group, Inc.
4.25%, due 4/15/47	315,000	250,568
		1,296,476
Home Builders 0.1%
PulteGroup, Inc.
5.50%, due 3/1/26	220,000	218,487
Household Products & Wares 0.2%
Clorox Co. (The)
3.90%, due 5/15/28	275,000	256,456
Kimberly-Clark Corp.
2.75%, due 2/15/26	275,000	259,909
		516,365
Insurance 0.8%
Allstate Corp. (The)
5.35%, due 6/1/33	275,000	262,889
American International Group, Inc.
6.25%, due 5/1/36	350,000	346,824
Berkshire Hathaway Finance Corp.
4.30%, due 5/15/43	425,000	359,858
MetLife, Inc.
3.60%, due 11/13/25	815,000	783,848
Prudential Financial, Inc.
3.70%, due 3/13/51	135,000	93,769
3.935%, due 12/7/49	155,000	111,449
		1,958,637
Internet 0.2%
Alibaba Group Holding Ltd.
2.70%, due 2/9/41	200,000	119,877
Amazon.com, Inc.
3.875%, due 8/22/37	535,000	456,696
		576,573
Machinery—Construction & Mining 0.1%
Caterpillar, Inc.
5.30%, due 9/15/35	325,000	325,636

	Principal Amount	Value
Corporate Bonds
Machinery-Diversified 0.1%
Deere & Co.
3.90%, due 6/9/42	$ 180,000	$ 148,664
Media 0.8%
Charter Communications Operating LLC
4.908%, due 7/23/25	445,000	434,833
5.75%, due 4/1/48	420,000	335,354
Comcast Corp.
3.40%, due 7/15/46	795,000	541,540
Discovery Communications LLC
3.95%, due 3/20/28	121,000	110,233
Fox Corp.
5.576%, due 1/25/49	86,000	72,038
Paramount Global
4.95%, due 1/15/31	352,000	302,282
Walt Disney Co. (The)
3.60%, due 1/13/51	204,000	141,496
		1,937,776
Mining 0.1%
Barrick North America Finance LLC
5.70%, due 5/30/41	130,000	124,493
Newmont Corp.
2.25%, due 10/1/30	125,000	99,520
2.60%, due 7/15/32	105,000	82,247
		306,260
Miscellaneous—Manufacturing 0.2%
3M Co.
4.00%, due 9/14/48	135,000	101,258
Eaton Corp.
4.00%, due 11/2/32	275,000	247,087
General Electric Co.
4.125%, due 10/9/42	99,000	72,721
Parker-Hannifin Corp.
4.20%, due 11/21/34	95,000	82,507
		503,573
Oil & Gas 0.7%
BP Capital Markets America, Inc.
3.001%, due 3/17/52	115,000	70,523
3.588%, due 4/14/27	315,000	296,894
Canadian Natural Resources Ltd.
6.25%, due 3/15/38	130,000	125,938
ConocoPhillips Co.
5.95%, due 3/15/46	200,000	196,526
EOG Resources, Inc.
3.90%, due 4/1/35	215,000	182,302

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Exxon Mobil Corp.
4.114%, due 3/1/46	$ 215,000	$ 172,590
Hess Corp.
7.125%, due 3/15/33	130,000	137,276
Phillips 66 Co.
4.68%, due 2/15/45	260,000	206,968
Shell International Finance BV
3.75%, due 9/12/46	325,000	239,902
		1,628,919
Oil & Gas Services 0.0% ‡
Halliburton Co.
3.80%, due 11/15/25	12,000	11,602
Pharmaceuticals 1.1%
AbbVie, Inc.
3.80%, due 3/15/25	185,000	179,829
4.70%, due 5/14/45	345,000	293,896
Allergan Funding SCS
3.80%, due 3/15/25	50,000	47,710
4.75%, due 3/15/45	25,000	17,767
AstraZeneca plc
6.45%, due 9/15/37	250,000	270,078
Bristol-Myers Squibb Co.
3.70%, due 3/15/52	75,000	53,855
Cigna Group (The)
4.90%, due 12/15/48	185,000	155,904
CVS Health Corp.
3.75%, due 4/1/30	50,000	44,197
5.05%, due 3/25/48	340,000	282,487
Eli Lilly & Co.
3.95%, due 3/15/49	155,000	124,464
GlaxoSmithKline Capital, Inc.
3.875%, due 5/15/28	320,000	303,002
Johnson & Johnson
4.95%, due 5/15/33	315,000	316,375
Merck & Co., Inc.
5.00%, due 5/17/53	220,000	200,082
Mylan, Inc.
4.20%, due 11/29/23	80,000	79,749
5.20%, due 4/15/48	95,000	68,947
Pfizer, Inc.
4.00%, due 12/15/36	395,000	340,933
		2,779,275
Pipelines 0.9%
Enbridge, Inc.
4.50%, due 6/10/44	275,000	212,022

	Principal Amount	Value
Corporate Bonds
Pipelines
Energy Transfer LP
5.00%, due 5/15/50	$ 200,000	$ 156,890
Enterprise Products Operating LLC
3.70%, due 2/15/26	500,000	479,045
4.80%, due 2/1/49	260,000	220,234
Kinder Morgan, Inc.
4.30%, due 6/1/25	590,000	574,892
4.80%, due 2/1/33	240,000	216,370
5.45%, due 8/1/52	115,000	97,745
MPLX LP
4.95%, due 3/14/52	145,000	113,440
ONEOK, Inc.
5.20%, due 7/15/48	85,000	69,574
TransCanada PipeLines Ltd.
4.875%, due 1/15/26	10,000	9,795
4.875%, due 5/15/48	150,000	120,840
Williams Cos., Inc. (The)
3.50%, due 10/15/51	65,000	41,455
		2,312,302
Real Estate Investment Trusts 0.4%
American Tower Corp.
2.30%, due 9/15/31	145,000	110,040
AvalonBay Communities, Inc.
2.90%, due 10/15/26	215,000	198,583
Crown Castle, Inc.
3.25%, due 1/15/51	95,000	57,718
ERP Operating LP
3.25%, due 8/1/27	275,000	251,343
Realty Income Corp.
4.65%, due 3/15/47	155,000	125,579
Simon Property Group LP
4.25%, due 11/30/46	260,000	188,682
		931,945
Retail 0.4%
Home Depot, Inc. (The)
2.375%, due 3/15/51	365,000	199,705
Lowe's Cos., Inc.
4.05%, due 5/3/47	185,000	136,603
McDonald's Corp.
4.20%, due 4/1/50	85,000	65,984
Starbucks Corp.
3.00%, due 2/14/32	260,000	215,122
Target Corp.
2.35%, due 2/15/30	185,000	154,610

	Principal Amount	Value
Corporate Bonds
Retail
Walmart, Inc.
4.30%, due 4/22/44	$ 340,000	$ 285,983
		1,058,007
Semiconductors 0.7%
Applied Materials, Inc.
5.10%, due 10/1/35	275,000	270,587
Broadcom, Inc.
4.926%, due 5/15/37 (c)	410,000	353,390
Intel Corp.
2.00%, due 8/12/31	338,000	264,708
4.75%, due 3/25/50	112,000	92,599
KLA Corp.
4.95%, due 7/15/52	105,000	92,159
NVIDIA Corp.
1.55%, due 6/15/28	460,000	393,145
2.00%, due 6/15/31	220,000	176,029
NXP BV
5.00%, due 1/15/33	75,000	69,004
QUALCOMM, Inc.
4.65%, due 5/20/35	115,000	107,770
		1,819,391
Software 1.1%
Fidelity National Information Services, Inc.
5.625%, due 7/15/52	75,000	68,093
Fiserv, Inc.
4.40%, due 7/1/49	105,000	80,434
Microsoft Corp.
2.921%, due 3/17/52	290,000	190,213
3.30%, due 2/6/27	240,000	227,705
Oracle Corp.
2.95%, due 5/15/25	2,100,000	2,007,499
4.00%, due 7/15/46	70,000	49,395
5.375%, due 7/15/40	210,000	186,275
Salesforce, Inc.
3.05%, due 7/15/61	65,000	38,852
		2,848,466
Telecommunications 0.9%
AT&T, Inc.
2.55%, due 12/1/33	507,000	372,385
3.50%, due 9/15/53	217,000	134,073
3.55%, due 9/15/55	261,000	159,773
Corning, Inc.
5.45%, due 11/15/79	30,000	25,194
Deutsche Telekom International Finance BV
8.75%, due 6/15/30 (d)	275,000	314,997

	Principal Amount	Value
Corporate Bonds
Telecommunications
Telefonica Emisiones SA
4.895%, due 3/6/48	$ 150,000	$ 113,617
T-Mobile USA, Inc.
3.40%, due 10/15/52	113,000	70,585
3.875%, due 4/15/30	430,000	380,967
Verizon Communications, Inc.
2.355%, due 3/15/32	128,000	97,659
3.00%, due 11/20/60	104,000	56,311
5.50%, due 3/16/47	470,000	434,536
Vodafone Group plc
4.25%, due 9/17/50	190,000	137,752
		2,297,849
Transportation 0.8%
Burlington Northern Santa Fe LLC
3.25%, due 6/15/27	751,000	704,557
Canadian National Railway Co.
6.25%, due 8/1/34	275,000	287,526
CSX Corp.
3.35%, due 9/15/49	155,000	103,364
FedEx Corp.
2.40%, due 5/15/31	75,000	60,148
5.25%, due 5/15/50	75,000	66,039
Norfolk Southern Corp.
3.942%, due 11/1/47	156,000	116,038
Union Pacific Corp.
2.80%, due 2/14/32	180,000	148,538
3.50%, due 2/14/53	75,000	52,026
3.85%, due 2/14/72	40,000	27,282
United Parcel Service, Inc.
3.40%, due 11/15/46	505,000	352,674
		1,918,192
Total Corporate Bonds (Cost $66,696,707)		55,623,015
Foreign Government Bonds 3.0%
Canada 0.8%
Province of Ontario Canada
2.50%, due 4/27/26	1,205,000	1,128,854
Province of Quebec Canada
2.50%, due 4/20/26	820,000	768,984
		1,897,838
Japan 0.2%
Japan Bank for International Cooperation
2.875%, due 6/1/27	576,000	532,282

	Principal Amount	Value
Foreign Government Bonds
Mexico 1.1%
Mexico Government Bond
4.125%, due 1/21/26	$ 2,585,000	$ 2,510,779
4.875%, due 5/19/33	360,000	322,581
		2,833,360
Norway 0.2%
Equinor ASA
5.10%, due 8/17/40	405,000	379,509
Panama 0.3%
Panama Government Bond
3.75%, due 3/16/25	750,000	723,867
Philippines 0.2%
Philippines Government Bond
5.00%, due 1/13/37	600,000	555,984
Supranational 0.2%
European Investment Bank
2.375%, due 5/24/27	545,000	501,579
Total Foreign Government Bonds (Cost $8,194,571)		7,424,419
Mortgage-Backed Securities 1.5%
Agency (Collateralized Mortgage Obligation) 0.7%
FHLMC, Multifamily Structured Pass-Through Certificates
REMIC, Series K094, Class A2
2.903%, due 6/25/29	2,000,000	1,780,677
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.8%
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class A3
3.217%, due 11/10/49 (e)	300,000	274,627
Series 2017-C8, Class A3
3.305%, due 6/15/50	163,342	148,766
Citigroup Commercial Mortgage Trust
Series 2017-P8, Class A4
3.465%, due 9/15/50	300,000	272,915
Series 2015-GC35, Class A4
3.818%, due 11/10/48	300,000	282,758
CSAIL Commercial Mortgage Trust
Series 2017-CX9, Class A5
3.446%, due 9/15/50	300,000	272,306
GS Mortgage Securities Trust
Series 2016-GS3, Class A4
2.85%, due 10/10/49	300,000	272,277

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
GS Mortgage Securities Trust
Series 2014-GC22, Class A5
3.862%, due 6/10/47	$ 300,000	$ 293,262
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class A4
3.789%, due 9/15/48	291,173	277,529
		2,094,440
Total Mortgage-Backed Securities (Cost $4,474,018)		3,875,117
U.S. Government & Federal Agencies 69.1%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 7.1%
FFCB
0.68%, due 1/13/27	1,125,000	975,217
5.30%, due 10/19/26	1,500,000	1,478,828
FHLMC
5.40%, due 2/24/26	700,000	692,452
FHLMC Gold Pools, 15 Year
2.50%, due 10/1/31	30,989	28,010
2.50%, due 2/1/32	128,735	116,098
2.50%, due 2/1/33	120,301	108,744
2.50%, due 4/1/33	180,591	163,211
2.50%, due 6/1/33	25,373	22,932
2.50%, due 7/1/33	52,695	47,624
3.00%, due 9/1/27	51,347	49,387
3.00%, due 4/1/32	76,290	70,643
3.00%, due 6/1/32	20,321	18,774
3.00%, due 9/1/32	9,745	9,023
3.00%, due 10/1/32	43,130	39,934
3.00%, due 5/1/33	52,883	48,509
3.00%, due 9/1/33	40,293	36,956
3.50%, due 12/1/25	8,464	8,282
3.50%, due 5/1/33	44,729	42,086
3.50%, due 9/1/33	12,771	12,016
FHLMC Gold Pools, 20 Year
3.00%, due 9/1/36	73,587	65,751
3.00%, due 11/1/37	36,879	32,901
3.00%, due 12/1/37	65,253	58,186
3.50%, due 2/1/37	68,949	62,453
3.50%, due 1/1/38	66,567	59,694
4.50%, due 5/1/38	33,948	31,780
5.50%, due 1/1/29	4,460	4,447
FHLMC Gold Pools, 30 Year
3.00%, due 9/1/46	323,782	274,071
3.00%, due 12/1/46	21,840	18,433
3.00%, due 2/1/47	28,317	23,938
3.00%, due 3/1/47	127,240	107,535

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
FHLMC Gold Pools, 30 Year
3.00%, due 4/1/47	$ 35,888	$ 30,293
3.00%, due 1/1/48	233,496	196,726
3.00%, due 2/1/48	135,993	114,467
3.00%, due 3/1/48	123,755	104,205
3.00%, due 4/1/48	469,887	393,949
3.00%, due 6/1/48	221,949	186,818
3.50%, due 6/1/43	98,223	87,145
3.50%, due 9/1/44	75,808	66,958
3.50%, due 8/1/45	116,862	102,721
3.50%, due 8/1/46	156,722	138,559
3.50%, due 8/1/47	14,535	12,742
3.50%, due 9/1/47	36,010	31,304
3.50%, due 11/1/47	80,715	70,757
3.50%, due 12/1/47	167,089	146,112
3.50%, due 1/1/48	16,345	14,335
3.50%, due 3/1/48	240,867	211,148
3.50%, due 5/1/48	73,199	64,167
3.50%, due 8/1/48	118,884	104,214
3.50%, due 9/1/48	93,609	82,058
3.50%, due 11/1/48	32,777	28,733
3.50%, due 12/1/48	92,205	81,015
4.00%, due 4/1/46	137,600	125,277
4.00%, due 5/1/46	43,076	39,218
4.00%, due 4/1/47	32,012	29,095
4.00%, due 6/1/47	79,882	72,592
4.00%, due 8/1/47	157,191	141,630
4.00%, due 10/1/47	38,094	34,335
4.00%, due 12/1/47	100,129	90,950
4.00%, due 1/1/48	30,721	28,033
4.00%, due 5/1/48	42,305	38,525
4.00%, due 9/1/48	153,958	139,622
4.00%, due 12/1/48	85,472	77,457
4.50%, due 9/1/46	8,637	8,116
4.50%, due 9/1/46	25,709	24,134
4.50%, due 10/1/46	63,660	59,824
4.50%, due 2/1/47	13,719	12,892
4.50%, due 11/1/47	16,541	15,520
4.50%, due 2/1/48	33,027	30,954
4.50%, due 4/1/48	38,714	36,281
4.50%, due 6/1/48	21,147	19,820
4.50%, due 7/1/48	80,313	75,121
4.50%, due 8/1/48	77,665	72,610
5.00%, due 9/1/38	31,199	30,573
5.00%, due 11/1/41	43,301	42,387
5.00%, due 3/1/47	100,579	96,667
5.00%, due 9/1/48	143,374	136,737
5.00%, due 1/1/49	50,370	48,470

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
FHLMC Gold Pools, 30 Year
5.50%, due 7/1/38	$ 48,691	$ 48,286
UMBS Pool, 20 Year
2.00%, due 1/1/41	2,068,430	1,674,085
UMBS Pool, 30 Year
2.00%, due 11/1/50	2,227,779	1,704,280
2.50%, due 5/1/50	1,971,013	1,587,019
2.50%, due 7/1/50	1,539,771	1,242,541
2.50%, due 10/1/50	1,375,319	1,108,685
3.00%, due 3/1/52	1,026,794	867,238
4.00%, due 7/1/52	1,118,126	996,444
4.50%, due 1/1/49	102,652	95,868
		17,827,627
Federal National Mortgage Association (Mortgage Pass-Through Securities) 13.9%
UMBS, 10 Year
3.00%, due 4/1/25	7,057	6,910
UMBS, 15 Year
1.50%, due 3/1/36	1,175,551	986,096
1.50%, due 7/1/36	1,707,055	1,431,372
2.00%, due 9/1/36	2,354,228	2,035,900
2.50%, due 10/1/27	62,619	59,513
2.50%, due 4/1/30	53,788	51,062
2.50%, due 10/1/31	86,458	78,058
2.50%, due 2/1/32	105,176	94,934
2.50%, due 2/1/32	116,923	105,533
2.50%, due 8/1/32	330,938	298,668
2.50%, due 3/1/33	142,100	128,232
2.50%, due 6/1/33	81,475	73,529
3.00%, due 11/1/31	72,006	66,941
3.00%, due 1/1/32	69,331	64,453
3.00%, due 6/1/32	52,834	48,854
3.00%, due 1/1/33	83,583	77,287
3.00%, due 2/1/33	110,971	102,589
3.00%, due 4/1/33	99,132	91,663
3.00%, due 5/1/33	132,549	122,541
3.00%, due 9/1/33	20,524	18,795
3.50%, due 5/1/26	10,266	10,013
3.50%, due 11/1/31	14,964	14,433
3.50%, due 5/1/33	36,039	33,868
3.50%, due 6/1/33	56,986	53,545
3.50%, due 7/1/33	27,191	25,551
3.50%, due 9/1/33	36,881	34,650
4.00%, due 5/1/24	4,592	4,525
4.00%, due 11/1/29	28,975	27,964
UMBS, 20 Year
3.00%, due 2/1/37	107,701	96,085
3.00%, due 1/1/38	209,381	186,476

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 20 Year
4.00%, due 2/1/37	$ 18,107	$ 16,581
4.00%, due 8/1/38	109,428	100,209
5.00%, due 8/1/31	15,279	14,673
5.50%, due 8/1/27	22,884	22,814
UMBS, 30 Year
2.00%, due 8/1/50	1,585,428	1,213,329
2.00%, due 8/1/50	1,702,863	1,309,885
2.00%, due 9/1/50	2,051,344	1,570,350
2.00%, due 2/1/51	1,644,433	1,256,705
2.00%, due 3/1/51	1,777,466	1,373,460
2.00%, due 3/1/51	1,845,348	1,409,799
2.00%, due 5/1/51	2,004,516	1,531,779
2.00%, due 1/1/52	2,617,687	2,000,603
2.50%, due 4/1/46	23,501	19,024
2.50%, due 10/1/46	111,053	89,550
2.50%, due 11/1/50	1,703,654	1,359,901
2.50%, due 11/1/50	1,572,643	1,267,708
2.50%, due 6/1/51	2,077,806	1,654,999
2.50%, due 12/1/51	698,647	555,670
2.50%, due 4/1/52	882,581	718,849
3.00%, due 9/1/42	453,722	387,864
3.00%, due 3/1/43	1,299,849	1,111,147
3.00%, due 12/1/43	520,430	443,996
3.00%, due 10/1/44	341,653	292,106
3.00%, due 10/1/46	47,398	40,000
3.00%, due 12/1/46	572,568	485,920
3.00%, due 2/1/47	90,854	76,425
3.00%, due 8/1/47	468,446	396,107
3.00%, due 11/1/47	81,202	68,386
3.00%, due 6/1/48	47,451	39,844
3.50%, due 5/1/45	408,301	359,798
3.50%, due 9/1/45	27,711	24,324
3.50%, due 12/1/45	72,411	63,524
3.50%, due 12/1/45	192,536	170,711
3.50%, due 1/1/46	133,854	118,007
3.50%, due 1/1/46	108,424	95,420
3.50%, due 4/1/46	44,463	38,997
3.50%, due 9/1/46	243,604	214,550
3.50%, due 10/1/46	109,148	95,614
3.50%, due 10/1/46	41,637	36,452
3.50%, due 1/1/47	82,738	72,791
3.50%, due 7/1/47	17,305	15,153
3.50%, due 7/1/47	103,012	91,238
3.50%, due 10/1/47	62,022	54,299
3.50%, due 11/1/47	204,853	179,347
3.50%, due 11/1/47	87,053	76,168
3.50%, due 11/1/47	236,010	206,623

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
3.50%, due 12/1/47	$ 16,897	$ 14,793
3.50%, due 8/1/48	108,645	95,115
3.50%, due 9/1/48	138,399	121,163
3.50%, due 2/1/49	259,952	227,576
3.50%, due 6/1/49	2,962	2,586
3.50%, due 10/1/52	624,605	537,580
4.00%, due 8/1/44	114,409	104,470
4.00%, due 2/1/45	90,631	82,760
4.00%, due 9/1/45	17,564	16,016
4.00%, due 5/1/46	77,752	70,695
4.00%, due 9/1/46	31,572	28,810
4.00%, due 9/1/46	37,844	34,369
4.00%, due 2/1/47	16,414	14,942
4.00%, due 4/1/47	6,512	5,911
4.00%, due 5/1/47	48,108	43,484
4.00%, due 5/1/47	38,967	35,377
4.00%, due 6/1/47	150,780	137,386
4.00%, due 10/1/47	16,129	14,639
4.00%, due 11/1/47	15,776	14,341
4.00%, due 12/1/47	36,195	32,725
4.00%, due 1/1/48	87,775	79,611
4.00%, due 1/1/48	16,601	15,058
4.00%, due 1/1/48	93,129	84,257
4.00%, due 2/1/48	47,180	42,699
4.00%, due 6/1/48	212,489	192,310
4.00%, due 7/1/48	112,193	101,679
4.00%, due 7/1/48	36,500	33,020
4.00%, due 7/1/48	180,597	163,563
4.00%, due 8/1/48	28,980	26,246
4.00%, due 9/1/48	114,857	104,128
4.00%, due 9/1/48	27,923	25,270
4.00%, due 10/1/48	19,596	17,741
4.00%, due 11/1/48	50,376	45,623
4.00%, due 1/1/49	40,766	36,802
4.50%, due 7/1/46	17,136	16,082
4.50%, due 12/1/46	26,228	24,613
4.50%, due 4/1/47	252,341	235,311
4.50%, due 5/1/47	6,839	6,412
4.50%, due 7/1/47	109,255	101,587
4.50%, due 7/1/47	25,430	23,752
4.50%, due 8/1/47	1,379	1,292
4.50%, due 2/1/48	105,854	98,693
4.50%, due 4/1/48	15,825	14,795
4.50%, due 4/1/48	8,110	7,588
4.50%, due 4/1/48	32,714	30,632
4.50%, due 5/1/48	63,735	59,601
4.50%, due 6/1/48	35,677	33,385

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
4.50%, due 8/1/48	$ 63,819	$ 59,454
4.50%, due 10/1/48	22,052	20,611
4.50%, due 9/1/49	298,492	278,452
4.50%, due 11/1/52	1,116,740	1,025,997
5.00%, due 6/1/39	73,592	72,015
5.00%, due 6/1/40	18,174	17,768
5.00%, due 7/1/47	34,558	33,122
5.00%, due 1/1/48	39,371	37,572
5.00%, due 4/1/48	27,021	25,911
5.00%, due 5/1/48	36,540	34,900
5.00%, due 9/1/48	22,688	21,862
5.00%, due 2/1/53	479,225	452,448
5.50%, due 6/1/36	21,705	21,671
5.50%, due 5/1/44	48,164	47,960
5.50%, due 9/1/48	77,402	75,979
		34,652,949
Government National Mortgage Association (Mortgage Pass-Through Securities) 5.5%
GNMA I, Single Family, 30 Year
3.00%, due 6/15/45	13,484	11,699
3.00%, due 10/15/45	8,097	7,046
3.00%, due 5/15/48	59,439	50,776
3.50%, due 3/15/45	6,564	5,897
3.50%, due 4/15/45	12,982	11,670
3.50%, due 5/15/48	23,260	20,423
4.00%, due 8/15/46	23,411	21,674
4.00%, due 11/15/47	54,576	49,998
4.00%, due 7/15/49	51,367	46,751
4.50%, due 8/15/46	48,903	46,400
4.50%, due 2/15/47	2,825	2,675
4.50%, due 4/15/47	16,992	16,689
4.50%, due 8/15/47	89,084	85,526
4.50%, due 8/15/47	122,836	120,584
5.00%, due 4/15/47	16,198	15,474
5.00%, due 12/15/47	18,413	17,546
GNMA II, Single Family, 30 Year
2.00%, due 6/20/51	4,618,378	3,661,805
2.50%, due 4/20/47	26,163	21,777
2.50%, due 5/20/51	4,713,229	3,858,719
3.00%, due 11/20/45	250,156	215,565
3.00%, due 8/20/46	83,338	71,773
3.00%, due 9/20/46	44,488	38,377
3.00%, due 10/20/46	279,649	240,773
3.00%, due 1/20/47	324,327	279,160
3.00%, due 5/20/47	56,836	48,910
3.00%, due 12/20/47	168,498	144,525
3.00%, due 2/20/48	185,765	159,215

	Principal Amount	Value
U.S. Government & Federal Agencies
Government National Mortgage Association (Mortgage Pass-Through Securities)
GNMA II, Single Family, 30 Year
3.00%, due 3/20/48	$ 215,623	$ 184,906
3.00%, due 9/20/51	1,360,796	1,156,971
3.50%, due 11/20/42	103,292	91,141
3.50%, due 9/20/44	138,574	123,634
3.50%, due 11/20/45	155,423	138,302
3.50%, due 7/20/46	16,039	14,264
3.50%, due 10/20/46	17,057	15,163
3.50%, due 11/20/46	208,143	185,485
3.50%, due 1/20/47	235,443	209,435
3.50%, due 5/20/47	170,679	152,133
3.50%, due 9/20/47	169,118	150,071
3.50%, due 10/20/47	304,282	269,831
3.50%, due 12/20/47	150,973	134,191
3.50%, due 7/20/48	81,589	72,270
3.50%, due 10/20/48	86,070	76,304
4.00%, due 12/20/46	14,320	13,103
4.00%, due 1/20/47	107,976	98,898
4.00%, due 2/20/47	26,140	23,945
4.00%, due 3/20/47	19,141	17,547
4.00%, due 4/20/47	40,984	37,572
4.00%, due 5/20/47	34,617	31,749
4.00%, due 7/20/47	13,522	12,381
4.00%, due 11/20/47	169,752	155,475
4.00%, due 12/20/47	37,271	34,127
4.00%, due 4/20/48	125,849	114,947
4.00%, due 5/20/48	56,064	51,256
4.00%, due 6/20/48	23,405	21,294
4.00%, due 8/20/48	158,121	144,287
4.00%, due 9/20/48	84,974	77,583
4.00%, due 3/20/49	21,283	19,397
4.50%, due 8/20/46	49,737	47,256
4.50%, due 4/20/47	38,983	36,827
4.50%, due 11/20/47	35,825	33,627
4.50%, due 1/20/48	81,864	76,809
4.50%, due 3/20/48	34,746	32,609
4.50%, due 5/20/48	28,423	26,641
4.50%, due 6/20/48	46,931	43,978
5.00%, due 8/20/45	63,053	61,356
5.00%, due 11/20/46	38,911	38,185
5.00%, due 11/20/47	35,982	34,678
5.00%, due 3/20/48	20,889	20,197
5.00%, due 6/20/48	43,381	41,732
		13,592,984
United States Treasury Bonds 3.6%
U.S. Treasury Bonds
2.75%, due 8/15/47	235,000	164,050

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Bonds
U.S. Treasury Bonds
2.75%, due 11/15/47	$ 300,000	$ 209,203
2.875%, due 5/15/49	250,000	178,340
3.00%, due 2/15/47	315,000	231,304
3.00%, due 5/15/47	175,000	128,386
3.00%, due 2/15/48	1,950,000	1,426,699
3.00%, due 8/15/48	715,000	522,676
3.00%, due 2/15/49	845,000	617,675
3.00%, due 8/15/52	1,020,000	743,245
3.125%, due 5/15/48	1,525,000	1,141,963
3.375%, due 11/15/48	550,000	431,385
3.625%, due 5/15/53	415,000	343,607
4.00%, due 11/15/52	1,900,000	1,684,023
4.125%, due 8/15/53	1,265,000	1,148,383
		8,970,939
United States Treasury Notes 39.0%
U.S. Treasury Notes
0.125%, due 10/15/23	3,825,000	3,817,833
0.125%, due 1/15/24	700,000	689,527
0.125%, due 2/15/24	400,000	392,250
0.25%, due 11/15/23	1,500,000	1,490,717
0.25%, due 3/15/24	1,400,000	1,368,063
0.25%, due 5/15/24	1,300,000	1,258,512
0.25%, due 6/15/24	300,000	289,230
0.25%, due 5/31/25	1,850,000	1,705,902
0.25%, due 6/30/25	200,000	183,813
0.25%, due 8/31/25	150,000	136,869
0.375%, due 10/31/23	1,500,000	1,494,112
0.375%, due 4/15/24	1,000,000	973,164
0.375%, due 7/15/24	400,000	384,406
0.375%, due 8/15/24	1,250,000	1,195,898
0.50%, due 11/30/23	500,000	496,036
0.50%, due 8/31/27	800,000	680,938
0.875%, due 1/31/24	1,825,000	1,797,839
1.00%, due 7/31/28	225,000	189,800
1.125%, due 2/29/28	400,000	344,156
1.125%, due 8/31/28	330,000	279,469
1.25%, due 3/31/28	200,000	172,617
1.25%, due 5/31/28	875,000	751,440
1.25%, due 6/30/28	1,200,000	1,027,594
1.25%, due 9/30/28	485,000	412,193
1.50%, due 2/29/24	1,650,000	1,623,445
1.50%, due 1/31/27	325,000	292,627
1.75%, due 6/30/24	2,875,000	2,796,387
1.75%, due 7/31/24	2,100,000	2,036,590
1.875%, due 8/31/24	650,000	629,205
1.875%, due 2/28/27	475,000	432,324

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
1.875%, due 2/28/29	$ 1,710,000	$ 1,485,028
2.00%, due 4/30/24	2,535,000	2,485,092
2.125%, due 7/31/24	150,000	145,910
2.25%, due 3/31/24	2,200,000	2,165,539
2.375%, due 3/31/29	1,550,000	1,379,984
2.375%, due 5/15/29	825,000	733,154
2.50%, due 4/30/24	300,000	294,902
2.50%, due 5/31/24	200,000	196,133
2.50%, due 3/31/27	300,000	278,660
2.625%, due 12/31/23	650,000	645,481
2.625%, due 7/31/29	700,000	628,059
2.75%, due 6/30/25	275,000	264,043
2.75%, due 7/31/27	775,000	721,931
2.75%, due 5/31/29	675,000	611,508
2.875%, due 10/31/23	1,800,000	1,796,457
2.875%, due 11/30/23	600,000	597,479
2.875%, due 5/31/25	300,000	288,949
2.875%, due 6/15/25	750,000	722,051
2.875%, due 4/30/29	400,000	365,297
3.00%, due 7/31/24	1,500,000	1,469,473
3.125%, due 8/15/25	3,175,000	3,063,007
3.125%, due 8/31/29	1,490,000	1,373,128
3.25%, due 8/31/24	1,600,000	1,568,188
3.25%, due 6/30/29	1,275,000	1,184,854
3.50%, due 9/15/25	1,575,000	1,528,857
3.50%, due 1/31/28	1,075,000	1,025,911
3.50%, due 1/31/30	1,810,000	1,696,522
3.50%, due 2/15/33	175,000	160,563
3.625%, due 5/15/26	1,805,000	1,749,651
3.625%, due 3/31/28	250,000	239,668
3.75%, due 4/15/26	1,000,000	972,656
3.75%, due 6/30/30	375,000	355,928
3.875%, due 1/15/26	500,000	488,242
3.875%, due 9/30/29	2,325,000	2,230,274
3.875%, due 11/30/29	1,425,000	1,365,773
3.875%, due 8/15/33	975,000	921,223
4.00%, due 12/15/25	2,500,000	2,447,949
4.00%, due 2/15/26	1,000,000	978,867
4.00%, due 2/29/28	500,000	487,070
4.00%, due 10/31/29	1,520,000	1,467,572
4.00%, due 2/28/30	2,075,000	2,001,078
4.125%, due 6/15/26	1,450,000	1,423,152
4.125%, due 10/31/27	960,000	939,563
4.125%, due 8/31/30	1,535,000	1,489,909
4.25%, due 9/30/24	2,375,000	2,347,261
4.25%, due 10/15/25	5,300,000	5,216,981
4.375%, due 10/31/24	1,200,000	1,186,547

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
4.375%, due 8/15/26	$ 1,300,000	$ 1,283,852
4.50%, due 11/15/25	3,000,000	2,968,242
4.50%, due 7/15/26	700,000	693,547
4.625%, due 6/30/25	200,000	198,289
4.625%, due 3/15/26	175,000	173,783
4.625%, due 9/15/26	4,825,000	4,801,252
4.625%, due 9/30/28	250,000	250,156
5.00%, due 8/31/25	300,000	299,391
		97,196,992
Total U.S. Government & Federal Agencies (Cost $187,336,669)		172,241,491
Total Long-Term Bonds (Cost $266,701,965)		239,164,042

	Shares
Exchange-Traded Fund 1.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	39,881	4,068,660
Total Exchange-Traded Fund (Cost $4,014,177)		4,068,660
Total Investments (Cost $270,716,142)	97.6%	243,232,702
Other Assets, Less Liabilities	2.4	6,088,613
Net Assets	100.0%	$ 249,321,315

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2023.
(b)	Floating rate—Rate shown was the rate in effect as of September 30, 2023.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Step coupon—Rate shown was the rate in effect as of September 30, 2023.
(e)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2023.
Futures Contracts
As of September 30, 2023, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date[1]	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	106	December 2023	$ 11,290,834	$ 11,168,094	$ (122,740)
U.S. Treasury 10 Year Notes	89	December 2023	9,824,233	9,617,563	(206,670)

Type	Number of Contracts	Expiration Date	Value at Trade Date[1]	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
U.S. Treasury 10 Year Ultra Bonds	42	December 2023	$ 4,832,701	$ 4,685,625	$ (147,076)
U.S. Treasury Long Bonds	86	December 2023	10,347,709	9,785,187	(562,522)
U.S. Treasury Ultra Bonds	20	December 2023	2,552,539	2,373,750	(178,789)
Total Long Contracts					(1,217,797)
Short Contracts
U.S. Treasury 2 Year Notes	(38)	December 2023	(7,737,390)	(7,703,016)	34,374
Net Unrealized Depreciation					$ (1,183,423)

1.	As of September 30, 2023, cash in the amount of $896,664 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2023.
Abbreviation(s):
ETF—Exchange-Traded Fund
FFCB—Federal Farm Credit Bank
FHLMC—Federal Home Loan Mortgage Corp.
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
UMBS—Uniform Mortgage Backed Securities
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 55,623,015	$ —	$ 55,623,015
Foreign Government Bonds	—	7,424,419	—	7,424,419
Mortgage-Backed Securities	—	3,875,117	—	3,875,117
U.S. Government & Federal Agencies	—	172,241,491	—	172,241,491
Total Long-Term Bonds	—	239,164,042	—	239,164,042
Exchange-Traded Fund	4,068,660	—	—	4,068,660
Total Investments in Securities	4,068,660	239,164,042	—	243,232,702
Other Financial Instruments
Futures Contracts (b)	34,374	—	—	34,374
Total Investments in Securities and Other Financial Instruments	$ 4,103,034	$ 239,164,042	$ —	$ 243,267,076
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (1,217,797)	$ —	$ —	$ (1,217,797)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP IQ Hedge Multi-Strategy Portfolio
Portfolio of Investments September 30, 2023†^(Unaudited)
	Shares	Value
Exchange-Traded Funds 96.4%
Alternative 15.6%
Derivative Income Funds 8.9%
JPMorgan Equity Premium Income ETF	230,828	$ 12,363,147
JPMorgan Nasdaq Equity Premium Income ETF (a)	241,299	11,324,162
		23,687,309
Merger Arbitrage Funds 5.9%
AltShares Merger Arbitrage ETF	101,832	2,673,090
IQ Merger Arbitrage ETF (b)	411,120	12,987,281
		15,660,371
Private Equity Replication Fund 0.8%
Invesco Global Listed Private Equity ETF	38,534	1,991,052
Total Alternative (Cost $41,349,725)		41,338,732
Bonds 59.8%
Bank Loan Funds 24.0%
Invesco Senior Loan ETF (a)	1,389,704	29,169,887
SPDR Blackstone Senior Loan ETF (a)	826,727	34,664,663
		63,834,550
Convertible Bond Funds 11.7%
iShares Convertible Bond ETF (a)	92,511	6,865,241
SPDR Bloomberg Convertible Securities ETF	358,526	24,308,063
		31,173,304
Floating Rate—Investment Grade Funds 24.1%
iShares Floating Rate Bond ETF	936,804	47,673,956
SPDR Bloomberg Investment Grade Floating Rate ETF	529,320	16,260,710
		63,934,666
Total Bonds (Cost $159,568,109)		158,942,520
Equities 20.6%
Emerging Equity Fund 0.9%
iShares MSCI India ETF	52,097	2,303,729
Emerging Small Cap Equity Fund 10.7%
SPDR S&P Emerging Markets Small-Cap ETF (a)	530,384	28,364,936
International Small Cap Equity Fund 1.2%
Schwab International Small-Cap Equity ETF	98,942	3,190,880
U.S. Large Cap Core Funds 6.6%
Financial Select Sector SPDR Fund (a)	287,385	9,532,560

	Shares	Value
Equities
U.S. Large Cap Core Funds
Materials Select Sector SPDR Fund (a)	50,107	$ 3,935,905
Vanguard Financials ETF (a)	29,108	2,337,955
Vanguard Materials ETF (a)	10,976	1,893,579
		17,699,999
U.S. Small Cap Core Funds 1.2%
iShares Core S&P Small-Cap ETF	18,867	1,779,724
Schwab U.S. Small-Cap ETF	8,858	366,899
Vanguard Small-Cap ETF	6,145	1,161,835
		3,308,458
Total Equities (Cost $54,152,422)		54,868,002
Real Estate 0.4%
U.S. REITs Funds 0.4%
Fidelity MSCI Real Estate Index ETF	1,348	30,667
iShares Core U.S. REIT ETF	1,344	63,410
Vanguard Real Estate ETF	12,788	967,540
Total Real Estate (Cost $1,149,635)		1,061,617
Total Exchange-Traded Funds (Cost $256,219,891)		256,210,871
Exchange-Traded Note 0.8%
Volatility 0.8%
Volatility 0.8%
iPath S&P 500 VIX Short-Term Futures ETN (a)(b)	85,352	1,990,409
Total Exchange-Traded Note (Cost $2,570,677)		1,990,409
Exchange-Traded Vehicle 2.7%
Commodity 2.7%
Broad Fund 2.7%
iShares GSCI Commodity Dynamic Roll Strategy ETF (a)	247,054	7,201,624
Total Exchange-Traded Vehicle (Cost $6,417,228)		7,201,624

Short-Term Investments 8.2%
Unaffiliated Investment Companies 8.2%
Goldman Sachs Financial Square Government Fund, 5.34% (c)(d)	3,000,000	3,000,000
Invesco Government & Agency Portfolio, 5.34% (c)(d)	10,904,094	10,904,094

	Shares	Value
Short-Term Investments
Unaffiliated Investment Companies
State Street Institutional U.S. Government Money Market Fund, 5.36% (c)(d)	8,000,000	$ 8,000,000
Total Short-Term Investments (Cost $21,904,094)		21,904,094
Total Investments (Cost $287,111,890)	108.1%	287,306,998
Other Assets, Less Liabilities	(8.1)	(21,492,969)
Net Assets	100.0%	$ 265,814,029

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of September 30, 2023, the aggregate market value of securities on loan was $70,972,168; the total market value of collateral held by the Portfolio was $74,541,833. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $52,637,739. The Portfolio received cash collateral with a value of $21,904,094.
(b)	Non-income producing security.
(c)	Current yield as of September 30, 2023.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ Merger Arbitrage ETF	$ —	$ 13,093	$ (305)	$ 2	$ 197	$ 12,987	$ —	$ —	411
IQ Ultra Short Duration ETF	9,690	732	(10,428)	(116)	122	—	151	—	—
MainStay U.S. Government Liquidity Fund	67	26,358	(26,425)	—	—	—	24	—	—
	$9,757	$40,183	$(37,158)	$(114)	$319	$12,987	$175	$—
Swap Contracts
Open OTC total return equity swap contracts as of September 30, 2023 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	AltShares Merger Arbitrage ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	59	$ —
Morgan Stanley & Co.	AltShares Merger Arbitrage ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	59	—
Bank of America Merrill Lynch	Energy Select Sector SPDR Fund	Federal Funds Composite Interest Rate	9/4/24	Monthly	(589)	—
Morgan Stanley & Co.	Energy Select Sector SPDR Fund	Federal Fund Rate minus 0.10%	9/16/24	Monthly	(589)	—
Bank of America Merrill Lynch	Fidelity MSCI Real Estate Index ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	1	—
Morgan Stanley & Co.	Fidelity MSCI Real Estate Index ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	1	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	Financial Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	210	$ —
Morgan Stanley & Co.	Financial Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/16/24	Monthly	210	—
Bank of America Merrill Lynch	Invesco Global Listed Private Equity ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	44	—
Morgan Stanley & Co.	Invesco Global Listed Private Equity ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	44	—
Bank of America Merrill Lynch	Invesco Senior Loan ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	635	—
Morgan Stanley & Co.	Invesco Senior Loan ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	635	—
Bank of America Merrill Lynch	iPath S&P 500 VIX Short-Term Futures ETN	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	44	—
Morgan Stanley & Co.	iPath S&P 500 VIX Short-Term Futures ETN	Federal Fund Rate plus 0.50%	9/16/24	Monthly	44	—
Bank of America Merrill Lynch	IQ Merger Arbitrage ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	285	—
Morgan Stanley & Co.	IQ Merger Arbitrage ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	285	—
Bank of America Merrill Lynch	iShares Convertible Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	151	—
Morgan Stanley & Co.	iShares Convertible Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	151	—
Bank of America Merrill Lynch	iShares Core S&P Mid-Cap ETF	Federal Funds Composite Interest Rate	9/4/24	Monthly	(2,785)	—
Morgan Stanley & Co.	iShares Core S&P Mid-Cap ETF	Federal Fund Rate minus 0.35%	9/16/24	Monthly	(2,781)	—
Bank of America Merrill Lynch	iShares Core S&P Small-Cap ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	39	—
Morgan Stanley & Co.	iShares Core S&P Small-Cap ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	39	—
Bank of America Merrill Lynch	iShares Core U.S. REIT ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	1	—
Morgan Stanley & Co.	iShares Core U.S. REIT ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	1	—
Bank of America Merrill Lynch	iShares Floating Rate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	1,037	—
Morgan Stanley & Co.	iShares Floating Rate Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	1,037	—
Bank of America Merrill Lynch	iShares GSCI Commodity Dynamic Roll Strategy ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	158	—
Morgan Stanley & Co.	iShares GSCI Commodity Dynamic Roll Strategy ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	159	—
Bank of America Merrill Lynch	iShares MSCI India ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	51	—
Morgan Stanley & Co.	iShares MSCI India ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	51	—
Bank of America Merrill Lynch	JPMorgan Equity Premium Income ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	272	—
Morgan Stanley & Co.	JPMorgan Equity Premium Income ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	272	—
Bank of America Merrill Lynch	JPMorgan Nasdaq Equity Premium Income ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	249	—
Morgan Stanley & Co.	JPMorgan Nasdaq Equity Premium Income ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	249	—
Bank of America Merrill Lynch	Materials Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	87	—
Morgan Stanley & Co.	Materials Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/16/24	Monthly	87	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	Schwab International Small-Cap Equity ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	70	$ —
Morgan Stanley & Co.	Schwab International Small-Cap Equity ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	70	—
Bank of America Merrill Lynch	Schwab U.S. Small-Cap ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	8	—
Morgan Stanley & Co.	Schwab U.S. Small-Cap ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	8	—
Bank of America Merrill Lynch	SPDR Blackstone Senior Loan ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	754	—
Morgan Stanley & Co.	SPDR Blackstone Senior Loan ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	754	—
Bank of America Merrill Lynch	SPDR Bloomberg Convertible Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	529	—
Morgan Stanley & Co.	SPDR Bloomberg Convertible Securities ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	529	—
Bank of America Merrill Lynch	SPDR Bloomberg Investment Grade Floating Rate ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	354	—
Morgan Stanley & Co.	SPDR Bloomberg Investment Grade Floating Rate ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	354	—
Bank of America Merrill Lynch	SPDR S&P Emerging Markets Small-Cap ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	617	—
Morgan Stanley & Co.	SPDR S&P Emerging Markets Small-Cap ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	617	—
Bank of America Merrill Lynch	Vanguard Energy ETF	Federal Funds Composite Interest Rate	9/4/24	Monthly	(131)	—
Morgan Stanley & Co.	Vanguard Energy ETF	Federal Fund Rate minus 0.63%	9/16/24	Monthly	(131)	—
Bank of America Merrill Lynch	Vanguard Financials ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	51	—
Morgan Stanley & Co.	Vanguard Financials ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	51	—
Bank of America Merrill Lynch	Vanguard Materials ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	42	—
Morgan Stanley & Co.	Vanguard Materials ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	42	—
Bank of America Merrill Lynch	Vanguard Mid-Cap ETF	Federal Funds Composite Interest Rate	9/4/24	Monthly	(2,168)	—
Morgan Stanley & Co.	Vanguard Mid-Cap ETF	Federal Fund Rate minus 0.35%	9/16/24	Monthly	(2,160)	—
Bank of America Merrill Lynch	Vanguard Real Estate ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	21	—
Morgan Stanley & Co.	Vanguard Real Estate ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	21	—
Bank of America Merrill Lynch	Vanguard Small-Cap ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	26	—
Morgan Stanley & Co.	Vanguard Small-Cap ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	26	—
						$ —

1.	As of September 30, 2023, cash in the amount $80,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays or receives the floating rate and receives or pays the total return of the referenced entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of September 30, 2023.

Abbreviation(s):
ETF—Exchange-Traded Fund
ETN—Exchange-Traded Note
GSCI—Goldman Sachs Commodity Index
MSCI—Morgan Stanley Capital International
REIT—Real Estate Investment Trust
SPDR—Standard & Poor’s Depositary Receipt
VIX—CBOE Volatility Index
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Exchange-Traded Funds	$ 256,210,871	$ —	$ —	$ 256,210,871
Exchange-Traded Note	1,990,409	—	—	1,990,409
Exchange-Traded Vehicle	7,201,624	—	—	7,201,624
Short-Term Investments
Unaffiliated Investment Companies	21,904,094	—	—	21,904,094
Total Investments in Securities	$ 287,306,998	$ —	$ —	$ 287,306,998

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Janus Henderson Balanced Portfolio
Portfolio of Investments September 30, 2023†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 37.9%
Asset-Backed Securities 2.4%
Automobile Asset-Backed Securities 0.4%
ACC Auto Trust
Series 2022-A, Class A
4.58%, due 7/15/26 (a)	$ 185,326	$ 183,215
Arivo Acceptance Auto Loan Receivables Trust
Series 2022-1A, Class A
3.93%, due 5/15/28 (a)	249,455	244,012
Exeter Automobile Receivables Trust
Series 2021-1A, Class D
1.08%, due 11/16/26	674,000	649,277
Foursight Capital Automobile Receivables Trust
Series 2021-1, Class B
0.87%, due 1/15/26 (a)	19,970	19,930
JPMorgan Chase Bank NA (a)
Series 2021-1, Class B
0.875%, due 9/25/28	86,704	84,591
Series 2021-2, Class B
0.889%, due 12/26/28	207,053	201,070
LAD Auto Receivables Trust (a)
Series 2021-1A, Class A
1.30%, due 8/17/26	166,314	163,374
Series 2022-1A, Class A
5.21%, due 6/15/27	787,567	781,571
Lendbuzz Securitization Trust (a)
Series 2022-1A, Class A
4.22%, due 5/17/27	664,164	644,094
Series 2023-1A, Class A2
6.92%, due 8/15/28	504,762	502,662
Santander Bank Auto Credit-Linked Notes (a)
Series 2022-A, Class B
5.281%, due 5/15/32	484,460	478,565
Series 2022-B, Class A2
5.587%, due 8/16/32	229,467	226,856
Santander Bank NA
Series 2021-1A, Class B
1.833%, due 12/15/31 (a)	111,582	108,760
Santander Drive Auto Receivables Trust
Series 2020-3, Class D
1.64%, due 11/16/26	1,254,764	1,227,302
Tesla Auto Lease Trust (a)
Series 2021-B, Class A3
0.60%, due 9/22/25	503,000	490,434
Series 2021-B, Class B
0.91%, due 9/22/25	258,000	248,100
Tricolor Auto Securitization Trust
Series 2022-1A, Class A
3.30%, due 2/18/25 (a)	19,694	19,638

	Principal Amount	Value
Asset-Backed Securities
Automobile Asset-Backed Securities
Westlake Automobile Receivables Trust
Series 2020-1A, Class D
2.80%, due 6/16/25 (a)	$ 316,761	$ 314,939
		6,588,390
Credit Card Asset-Backed Security 0.1%
Mercury Financial Credit Card Master Trust
Series 2023-1A, Class A
8.04%, due 9/20/27 (a)	1,065,000	1,068,826
Other Asset-Backed Securities 1.9%
American Tower Trust #1
5.49%, due 3/15/28 (a)	2,081,000	2,048,011
Aqua Finance Trust
Series 2021-A, Class A
1.54%, due 7/17/46 (a)	256,572	225,497
ARES LX CLO Ltd.
Series 2021-60A, Class A
6.692% (3 Month SOFR + 1.382%), due 7/18/34 (a)(b)	322,000	318,940
CBAM Ltd. (a)(b)
Series 2019-11RA, Class A1
6.768% (3 Month SOFR + 1.442%), due 1/20/35	1,569,000	1,553,964
Series 2019-11RA, Class B
7.338% (3 Month SOFR + 2.012%), due 1/20/35	400,456	391,989
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	951,872	835,692
Series 2021-1A, Class B1
1.98%, due 3/15/61	360,015	308,168
Series 2022-1A, Class A1
5.97%, due 8/15/62	1,257,567	1,222,927
Series 2022-1A, Class A2
6.11%, due 8/15/62	2,900,123	2,798,351
CIFC Funding Ltd. (a)(b)
Series 2021-7A, Class A1
6.737% (3 Month SOFR + 1.392%), due 1/23/35	483,000	479,315
Series 2021-7A, Class B
7.207% (3 Month SOFR + 1.862%), due 1/23/35	323,837	316,426
CIM Trust (a)(c)
Series 2021-NR1, Class A1
2.569%, due 7/25/55	355,989	346,006
Series 2021-NR4, Class A1
2.816%, due 10/25/61	262,968	248,652
CP EF Asset Securitization I LLC
Series 2022-1A, Class A
5.96%, due 4/15/30 (a)	330,353	325,262

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A
1.76%, due 4/15/49 (a)	$ 1,031,000	$ 881,167
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I
4.116%, due 7/25/48 (a)	882,015	836,814
Elmwood CLO II Ltd.
Series 2019-2A, Class AR
6.738% (3 Month SOFR + 1.412%), due 4/20/34 (a)(b)	485,000	482,797
HPS Loan Management Ltd.
Series 2021-16A, Class B
7.307% (3 Month SOFR + 1.962%), due 1/23/35 (a)(b)	310,367	305,030
Libra Solutions LLC (a)
Series 2022-1A, Class A
4.75%, due 5/15/34	169,425	167,776
Series 2022-2A, Class A
6.85%, due 10/15/34	219,700	219,215
LL ABS Trust
Series 2022-2A, Class A
6.63%, due 5/15/30 (a)	141,952	141,796
Logan CLO II Ltd.
Series 2021-2A, Class A
6.738% (3 Month SOFR + 1.412%), due 1/20/35 (a)(b)	761,109	757,086
M&T Equipment Notes (a)
Series 2023-1A, Class A3
5.74%, due 7/15/30	331,000	328,276
Series 2023-1A, Class A2
6.09%, due 7/15/30	602,000	600,646
Marlette Funding Trust
Series 2023-2A, Class B
6.54%, due 6/15/33 (a)	338,000	336,748
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1
2.41%, due 10/20/61 (a)	514,000	427,387
NRZ Excess Spread-Collateralized Notes (a)
Series 2021-FHT1, Class A
3.104%, due 7/25/26	459,831	410,782
Series 2020-PLS1, Class A
3.844%, due 12/25/25	186,666	174,122
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1
1.85%, due 11/20/50 (a)	796,594	706,126
Octagon Investment Partners 48 Ltd.
Series 2020-3A, Class AR
6.738% (3 Month SOFR + 1.412%), due 10/20/34 (a)(b)	454,000	449,603
Pagaya AI Debt Trust
Series 2022-1, Class A
2.03%, due 10/15/29 (a)	245,691	240,552

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
PRPM LLC (a)(c)
Series 2021-9, Class A1
2.363%, due 10/25/26	$ 705,500	$ 657,471
Series 2021-10, Class A1
2.487%, due 10/25/26	825,004	765,140
Series 2022-2, Class A1
5.00%, due 3/25/27	1,327,013	1,286,372
Regatta XXIII Funding Ltd. (a)(b)
Series 2021-4A, Class A1
6.738% (3 Month SOFR + 1.412%), due 1/20/35	1,413,000	1,405,553
Series 2021-4A, Class B
7.288% (3 Month SOFR + 1.962%), due 1/20/35	343,955	339,303
THL Credit Wind River CLO Ltd.
Series 2019-1A, Class AR
6.748% (3 Month SOFR + 1.422%), due 7/20/34 (a)(b)	448,000	442,425
Upstart Securitization Trust (a)
Series 2021-4, Class A
0.84%, due 9/20/31	83,141	82,292
Series 2021-5, Class A
1.31%, due 11/20/31	79,087	77,884
Series 2022-1, Class A
3.12%, due 3/20/32	498,139	489,764
Series 2022-2, Class A
4.37%, due 5/20/32	605,174	600,807
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2
1.645%, due 9/15/45 (a)	1,091,000	985,830
Vantage Data Centers LLC
Series 2020-2A, Class A2
1.992%, due 9/15/45 (a)	705,000	589,429
VCAT LLC
Series 2021-NPL1, Class A1
2.289%, due 12/26/50 (a)(c)	109,000	105,468
Westgate Resorts LLC
Series 2022-1A, Class A
1.788%, due 8/20/36 (a)	222,063	209,841
		26,922,702
Total Asset-Backed Securities (Cost $35,905,108)		34,579,918
Corporate Bonds 10.6%
Aerospace & Defense 0.1%
General Dynamics Corp.
3.50%, due 4/1/27	456,000	430,153
L3Harris Technologies, Inc.
5.40%, due 7/31/33	1,027,000	987,227

	Principal Amount	Value
Corporate Bonds
Aerospace & Defense
Lockheed Martin Corp.
4.45%, due 5/15/28	$ 540,000	$ 522,621
		1,940,001
Banks 4.1%
Bank of America Corp. (d)
5.819%, due 9/15/29	2,761,000	2,727,115
5.872%, due 9/15/34	2,636,000	2,565,304
6.204%, due 11/10/28	1,776,000	1,784,021
Series X
6.25%, due 9/5/24 (e)	1,172,000	1,153,052
Bank of Montreal
3.088% (5 Year Treasury Constant Maturity Rate + 1.40%), due 1/10/37 (b)	3,042,000	2,266,808
Bank of New York Mellon Corp. (The) (d)
4.947%, due 4/26/27	806,000	786,725
Series J
4.967%, due 4/26/34	496,000	457,356
5.834%, due 10/25/33	1,316,000	1,293,621
Barclays plc (d)
6.49%, due 9/13/29	507,000	502,854
6.496%, due 9/13/27	644,000	642,292
6.692%, due 9/13/34	1,024,000	999,712
BNP Paribas SA (a)
2.591%, due 1/20/28 (d)	728,000	648,577
5.125% (1 Year Treasury Constant Maturity Rate + 1.45%), due 1/13/29 (b)	1,374,000	1,326,570
Citigroup, Inc. (d)
3.887%, due 1/10/28	2,060,000	1,920,308
Series P
5.95%, due 5/15/25 (e)	584,000	557,218
Series M
6.30%, due 5/15/24 (e)	123,000	119,562
Cooperatieve Rabobank UA
5.564% (1 Year Treasury Constant Maturity Rate + 1.40%), due 2/28/29 (a)(b)	1,986,000	1,935,626
Deutsche Bank AG (d)
3.547%, due 9/18/31	266,000	214,451
7.079%, due 2/10/34	702,000	634,427
Goldman Sachs Group, Inc. (The)
3.50%, due 4/1/25 (f)	2,399,000	2,309,928
ING Groep NV
6.083%, due 9/11/27 (d)	588,000	585,387
JPMorgan Chase & Co. (d)
2.956%, due 5/13/31	1,316,000	1,081,258
Series FF
5.00%, due 8/1/24 (e)	441,000	426,257
5.299%, due 7/24/29	1,374,000	1,336,878
5.35%, due 6/1/34	567,000	537,673
5.717%, due 9/14/33 (f)	2,323,000	2,233,056

	Principal Amount	Value
Corporate Bonds
Banks
Mitsubishi UFJ Financial Group, Inc.
4.788% (1 Year Treasury Constant Maturity Rate + 1.70%), due 7/18/25 (b)	$ 931,000	$ 920,156
Morgan Stanley
1.593%, due 5/4/27 (d)	685,000	609,705
2.188%, due 4/28/26 (d)(f)	1,231,000	1,156,392
2.943%, due 1/21/33 (d)	1,008,000	793,808
3.772%, due 1/24/29 (d)	134,000	122,189
4.35%, due 9/8/26	898,000	856,224
5.05%, due 1/28/27 (d)	404,000	396,014
5.123%, due 2/1/29 (d)	907,000	873,455
5.164%, due 4/20/29 (d)	1,265,000	1,216,999
5.25%, due 4/21/34 (d)	402,000	373,249
5.424%, due 7/21/34 (d)	2,042,000	1,926,202
5.449%, due 7/20/29 (d)	614,000	598,324
5.948% (5 Year Treasury Constant Maturity Rate + 2.43%), due 1/19/38 (b)	346,000	323,398
National Australia Bank Ltd.
2.99%, due 5/21/31 (a)	1,708,000	1,325,921
Nordea Bank Abp
5.375%, due 9/22/27 (a)	1,834,000	1,790,924
PNC Financial Services Group, Inc. (The) (d)
5.068%, due 1/24/34	860,000	779,890
5.582%, due 6/12/29	2,018,000	1,957,689
6.037%, due 10/28/33	556,000	539,582
Royal Bank of Canada
5.00%, due 5/2/33 (f)	2,011,000	1,868,368
State Street Corp.
4.821%, due 1/26/34 (d)	407,000	371,100
Sumitomo Mitsui Financial Group, Inc.
5.71%, due 1/13/30	1,124,000	1,099,742
5.776%, due 7/13/33	280,000	273,687
5.852%, due 7/13/30	1,483,000	1,463,329
Toronto-Dominion Bank (The)
5.523%, due 7/17/28 (f)	1,817,000	1,793,450
Truist Financial Corp.
6.047%, due 6/8/27 (d)	779,000	770,526
U.S. Bancorp
2.491% (5 Year Treasury Constant Maturity Rate + 0.95%), due 11/3/36 (b)	1,471,000	1,036,313
4.839%, due 2/1/34 (d)	150,000	132,069
5.775%, due 6/12/29 (d)	1,244,000	1,210,885
5.836%, due 6/12/34 (d)	430,000	405,555
Westpac Banking Corp.
2.668% (5 Year Treasury Constant Maturity Rate + 1.75%), due 11/15/35 (b)	1,218,000	912,501
		58,943,682
Beverages 0.0% ‡
Diageo Capital plc
1.375%, due 9/29/25	461,000	426,087

	Principal Amount	Value
Corporate Bonds
Biotechnology 0.3%
Amgen, Inc.
5.15%, due 3/2/28	$ 1,068,000	$ 1,050,373
5.25%, due 3/2/30	851,000	831,416
CSL Finance plc (a)
3.85%, due 4/27/27	364,000	344,880
4.05%, due 4/27/29	753,000	702,382
Illumina, Inc.
5.80%, due 12/12/25	707,000	702,435
Royalty Pharma plc
3.55%, due 9/2/50	899,000	549,468
		4,180,954
Chemicals 0.3%
Celanese US Holdings LLC
6.33%, due 7/15/29	575,000	563,621
6.35%, due 11/15/28	581,000	573,698
6.55%, due 11/15/30	1,456,000	1,424,886
6.70%, due 11/15/33	1,419,000	1,381,275
		3,943,480
Commercial Services 0.1%
CoStar Group, Inc.
2.80%, due 7/15/30 (a)	711,000	572,883
Global Payments, Inc.
2.15%, due 1/15/27	651,000	573,937
4.80%, due 4/1/26	629,000	609,883
		1,756,703
Computers 0.1%
Leidos, Inc.
2.30%, due 2/15/31	250,000	192,257
5.75%, due 3/15/33	832,000	797,356
		989,613
Cosmetics & Personal Care 0.1%
Haleon US Capital LLC
3.375%, due 3/24/27	753,000	698,595
3.375%, due 3/24/29	480,000	430,443
		1,129,038
Distribution & Wholesale 0.2%
LKQ Corp. (a)
5.75%, due 6/15/28	1,278,000	1,248,499
6.25%, due 6/15/33	1,199,000	1,159,364
		2,407,863
Diversified Financial Services 0.9%
AerCap Ireland Capital DAC
4.625%, due 10/15/27	610,000	572,060

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Air Lease Corp.
1.875%, due 8/15/26	$ 1,020,000	$ 906,220
American Express Co.
5.043%, due 5/1/34 (d)	1,297,000	1,195,771
Capital One Financial Corp.
6.312%, due 6/8/29 (d)	1,452,000	1,419,035
Charles Schwab Corp. (The)
6.136%, due 8/24/34 (d)	1,709,000	1,662,441
CRSO Trust
7.12%, due 7/10/28	1,975,000	1,959,760
Nasdaq, Inc.
5.35%, due 6/28/28	291,000	285,683
5.55%, due 2/15/34	1,947,000	1,858,319
5.95%, due 8/15/53	919,000	858,421
6.10%, due 6/28/63	390,000	362,695
Rocket Mortgage LLC (a)
2.875%, due 10/15/26	741,000	652,591
3.875%, due 3/1/31	729,000	581,283
		12,314,279
Electric 0.7%
American Electric Power Co., Inc.
5.625%, due 3/1/33	1,325,000	1,282,144
Duke Energy Corp.
4.30%, due 3/15/28	920,000	872,346
Duquesne Light Holdings, Inc.
2.775%, due 1/7/32 (a)	1,005,000	747,385
Exelon Corp.
5.15%, due 3/15/28	639,000	627,092
5.30%, due 3/15/33 (f)	1,023,000	975,503
Georgia Power Co.
4.65%, due 5/16/28	681,000	656,984
4.95%, due 5/17/33	1,077,000	1,009,513
National Grid plc (f)
5.602%, due 6/12/28	480,000	474,772
5.809%, due 6/12/33	1,006,000	977,151
Xcel Energy, Inc.
5.45%, due 8/15/33	2,316,000	2,210,221
		9,833,111
Electronics 0.3%
Trimble, Inc.
4.75%, due 12/1/24	1,238,000	1,219,307
4.90%, due 6/15/28 (f)	468,000	447,550
6.10%, due 3/15/33	2,155,000	2,111,314
		3,778,171

	Principal Amount	Value
Corporate Bonds
Food 0.3%
Albertsons Cos., Inc.
6.50%, due 2/15/28 (a)	$ 871,000	$ 860,876
JBS USA LUX SA
3.00%, due 5/15/32	795,000	599,734
3.625%, due 1/15/32	551,000	438,712
5.50%, due 1/15/30	1,130,000	1,054,897
Mondelez International, Inc.
2.75%, due 4/13/30 (f)	80,000	67,303
Pilgrim's Pride Corp.
6.25%, due 7/1/33	1,429,000	1,342,959
		4,364,481
Hand & Machine Tools 0.1%
Regal Rexnord Corp.
6.05%, due 4/15/28 (a)	1,026,000	997,956
Healthcare-Products 0.1%
GE HealthCare Technologies, Inc.
5.65%, due 11/15/27	1,359,000	1,356,770
5.857%, due 3/15/30	284,000	281,738
		1,638,508
Healthcare-Services 0.6%
Centene Corp.
2.45%, due 7/15/28	1,025,000	865,965
3.00%, due 10/15/30	1,079,000	870,332
4.25%, due 12/15/27	3,132,000	2,887,422
HCA, Inc.
3.625%, due 3/15/32	663,000	549,553
5.20%, due 6/1/28	346,000	334,398
5.375%, due 9/1/26	220,000	215,908
5.50%, due 6/1/33 (f)	1,130,000	1,068,668
5.625%, due 9/1/28	310,000	302,269
5.875%, due 2/15/26	286,000	284,415
5.875%, due 2/1/29	459,000	451,554
UnitedHealth Group, Inc.
5.25%, due 2/15/28	598,000	599,016
		8,429,500
Insurance 0.2%
Athene Global Funding (a)
2.646%, due 10/4/31	1,063,000	787,073
2.717%, due 1/7/29	1,235,000	1,025,891
Brown & Brown, Inc.
4.95%, due 3/17/52	1,071,000	852,845
		2,665,809

	Principal Amount	Value
Corporate Bonds
Investment Companies 0.1%
Ares Capital Corp.
2.875%, due 6/15/27	$ 646,000	$ 563,616
Blue Owl Credit Income Corp.
4.70%, due 2/8/27	163,000	148,325
7.75%, due 9/16/27	973,000	965,176
7.95%, due 6/13/28 (a)	558,000	553,117
		2,230,234
Media 0.1%
Comcast Corp.
4.55%, due 1/15/29	867,000	832,615
4.80%, due 5/15/33	648,000	607,916
Fox Corp.
4.03%, due 1/25/24	429,000	425,958
		1,866,489
Oil & Gas 0.1%
EQT Corp.
5.70%, due 4/1/28	459,000	449,859
Southwestern Energy Co.
4.75%, due 2/1/32 (f)	716,000	614,534
		1,064,393
Pharmaceuticals 0.1%
Pfizer Investment Enterprises Pte. Ltd.
4.45%, due 5/19/28	1,416,000	1,365,187
4.65%, due 5/19/30	794,000	760,894
		2,126,081
Pipelines 0.3%
Columbia Pipelines Operating Co. LLC (a)
5.927%, due 8/15/30	332,000	327,726
6.036%, due 11/15/33	799,000	779,908
6.497%, due 8/15/43	161,000	156,829
6.544%, due 11/15/53	833,000	814,363
6.714%, due 8/15/63	159,000	155,237
Enbridge, Inc.
5.70%, due 3/8/33	709,000	679,221
Energy Transfer LP
4.95%, due 6/15/28	116,000	111,014
5.55%, due 2/15/28	880,000	864,440
Hess Midstream Operations LP
5.125%, due 6/15/28 (a)	670,000	616,276
		4,505,014
Real Estate 0.2%
CBRE Services, Inc.
5.95%, due 8/15/34	2,507,000	2,364,629

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts 0.2%
Agree LP
2.00%, due 6/15/28	$ 684,000	$ 565,780
2.60%, due 6/15/33 (f)	513,000	374,602
2.90%, due 10/1/30	473,000	380,706
Equinix, Inc.
2.15%, due 7/15/30	623,000	489,324
GLP Capital LP
5.30%, due 1/15/29	86,000	79,724
5.375%, due 4/15/26	381,000	369,411
Sun Communities Operating LP
2.70%, due 7/15/31	1,283,000	987,430
		3,246,977
Semiconductors 0.5%
Analog Devices, Inc.
2.95%, due 4/1/25	676,000	650,717
Broadcom, Inc. (a)
2.60%, due 2/15/33	726,000	541,366
3.137%, due 11/15/35 (f)	1,460,000	1,064,459
3.469%, due 4/15/34	1,173,000	921,287
Foundry JV Holdco LLC
5.875%, due 1/25/34 (a)	1,972,000	1,883,757
Marvell Technology, Inc.
1.65%, due 4/15/26	793,000	716,611
4.875%, due 6/22/28	883,000	843,662
Micron Technology, Inc.
5.875%, due 9/15/33	679,000	646,717
6.75%, due 11/1/29	617,000	626,900
		7,895,476
Software 0.3%
Fiserv, Inc.
5.45%, due 3/2/28	1,105,000	1,095,286
5.625%, due 8/21/33	1,127,000	1,092,000
MSCI, Inc. (a)
3.625%, due 9/1/30	1,643,000	1,377,066
3.875%, due 2/15/31	1,122,000	950,564
4.00%, due 11/15/29	104,000	91,343
Workday, Inc.
3.50%, due 4/1/27 (f)	483,000	450,656
		5,056,915
Telecommunications 0.0% ‡
AT&T, Inc.
3.65%, due 9/15/59 (f)	105,000	63,887

	Principal Amount	Value
Corporate Bonds
Toys, Games & Hobbies 0.1%
Hasbro, Inc.
3.90%, due 11/19/29	$ 2,072,000	$ 1,832,929
5.10%, due 5/15/44	320,000	261,474
		2,094,403
Transportation 0.1%
GXO Logistics, Inc.
1.65%, due 7/15/26	885,000	777,632
2.65%, due 7/15/31	135,000	102,427
		880,059
Total Corporate Bonds (Cost $164,826,778)		153,133,793
Foreign Government Bonds 0.1%
France 0.1%
Electricite de France SA (a)
5.70%, due 5/23/28	557,000	551,593
6.25%, due 5/23/33	873,000	873,908
		1,425,501
Total Foreign Government Bonds (Cost $1,432,522)		1,425,501
Mortgage-Backed Securities 8.0%
Agency (Collateralized Mortgage Obligations) 2.2%
FNMA
REMIC, Series 2018-27, Class EA
3.00%, due 5/25/48	508,419	435,559
REMIC, Series 2019-71, Class P
3.00%, due 11/25/49	727,778	623,865
GNMA II, Single Family, 30 Year (g)
2.50%, due 10/15/53 TBA	6,748,240	5,514,830
3.50%, due 10/15/53 TBA	5,935,510	5,198,672
4.00%, due 10/15/53 TBA	3,120,650	2,811,389
4.50%, due 10/15/53 TBA	1,844,638	1,704,056
5.00%, due 10/15/53 TBA	1,144,836	1,084,822
UMBS, Single Family, 15 Year (g)
3.00%, due 10/25/38 TBA	1,070,515	968,231
3.50%, due 10/25/38 TBA	4,102,000	3,792,492
4.00%, due 10/25/38 TBA	4,025,000	3,799,065
UMBS, Single Family, 30 Year (g)
4.00%, due 10/25/53 TBA	733,861	653,308
4.50%, due 10/25/53 TBA	2,135,033	1,960,227
5.50%, due 10/25/53 TBA	1,271,322	1,228,564
6.00%, due 10/25/53 TBA	1,359,441	1,341,598
		31,116,678

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.7%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A
6.262% (1 Month SOFR + 0.93%), due 9/15/34 (a)(b)	$ 699,152	$ 679,926
BBCMS Trust
Series 2015-SRCH, Class A2
4.197%, due 8/10/35 (a)	875,000	759,457
BPR Trust
Series 2023-BRK2, Class A
7.146%, due 11/5/28	1,329,000	1,328,933
Series 2022-OANA, Class A
7.23% (1 Month SOFR + 1.898%), due 4/15/37 (a)(b)	1,896,000	1,861,753
BX Commercial Mortgage Trust (a)(b)
Series 2021-VINO, Class A
6.099% (1 Month SOFR + 0.767%), due 5/15/38	845,772	829,838
Series 2019-XL, Class A
6.367% (1 Month SOFR + 1.034%), due 10/15/36	1,098,977	1,095,846
Series 2020-VKNG, Class A
6.377% (1 Month SOFR + 1.044%), due 10/15/37	183,076	181,176
Series 2021-VOLT, Class B
6.397% (1 Month SOFR + 1.064%), due 9/15/36	937,000	905,533
Series 2019-XL, Class B
6.527% (1 Month SOFR + 1.194%), due 10/15/36	411,400	408,796
Series 2021-VOLT, Class D
7.097% (1 Month SOFR + 1.764%), due 9/15/36	984,000	938,604
Series 2023-VLT2, Class A
7.613% (1 Month SOFR + 2.281%), due 6/15/40	328,000	327,610
Series 2023-VLT2, Class B
8.461% (1 Month SOFR + 3.129%), due 6/15/40	729,000	726,146
BX Trust (a)
Series 2019-OC11, Class B
3.605%, due 12/9/41	284,000	239,667
Series 2019-OC11, Class C
3.856%, due 12/9/41	564,000	473,022
Series 2022-FOX2, Class A2
6.081% (1 Month SOFR + 0.749%), due 4/15/39 (b)	1,099,823	1,063,958
Series 2021-LBA, Class AJV
6.247% (1 Month SOFR + 0.914%), due 2/15/36 (b)	1,118,000	1,097,658
Series 2021-LBA, Class AV
6.247% (1 Month SOFR + 0.914%), due 2/15/36 (b)	887,288	871,144
BXP Trust
Series 2017-GM, Class A
3.379%, due 6/13/39 (a)	396,000	354,978
CENT Trust
Series 2023-CITY, Class A
7.952% (1 Month SOFR + 2.62%), due 9/15/28 (a)(b)	1,337,000	1,336,422
Cold Storage Trust (a)(b)
Series 2020-ICE5, Class A
6.347% (1 Month SOFR + 1.014%), due 11/15/37	1,480,384	1,465,491

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Cold Storage Trust (a)(b)
Series 2020-ICE5, Class B
6.747% (1 Month SOFR + 1.414%), due 11/15/37	$ 657,621	$ 650,178
Series 2020-ICE5, Class C
7.097% (1 Month SOFR + 1.764%), due 11/15/37	660,570	653,509
Credit Suisse Mortgage Capital Certificates (a)(b)
Series 2019-ICE4, Class A
6.36% (1 Month SOFR + 1.027%), due 5/15/36	1,555,131	1,553,449
Series 2019-ICE4, Class C
6.81% (1 Month SOFR + 1.477%), due 5/15/36	332,174	330,052
CSMC Trust
Series 2021-WEHO, Class A
9.417% (1 Month SOFR + 4.084%), due 4/15/26 (a)(b)	660,526	643,561
DC Commercial Mortgage Trust
Series 2023-DC, Class A
6.314%, due 9/12/40 (a)	1,114,000	1,110,493
Extended Stay America Trust
Series 2021-ESH, Class A
6.526% (1 Month SOFR + 1.194%), due 7/15/38 (a)(b)	513,263	508,913
Great Wolf Trust (a)(b)
Series 2019-WOLF, Class A
6.48% (1 Month SOFR + 1.148%), due 12/15/36	695,000	691,471
Series 2019-WOLF, Class B
6.78% (1 Month SOFR + 1.448%), due 12/15/36	303,000	299,930
Series 2019-WOLF, Class C
7.079% (1 Month SOFR + 1.747%), due 12/15/36	337,000	332,947
Hudsons Bay Simon JV Trust (a)
Series 2015-HB7, Class A7
3.914%, due 8/5/34	424,000	360,400
Series 2015-HB10, Class A10
4.155%, due 8/5/34	173,485	148,034
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)
Series 2020-ACE, Class A
3.287%, due 1/10/37	1,235,000	1,170,826
Series 2020-ACE, Class B
3.64%, due 1/10/37	840,000	785,022
Life Mortgage Trust (a)(b)
Series 2021-BMR, Class A
6.146% (1 Month SOFR + 0.814%), due 3/15/38	2,072,101	2,030,447
Series 2021-BMR, Class C
6.546% (1 Month SOFR + 1.214%), due 3/15/38	908,264	882,019
Series 2022-BMR2, Class A1
6.627% (1 Month SOFR + 1.295%), due 5/15/39	1,231,000	1,208,748
Series 2022-BMR2, Class B
7.126% (1 Month SOFR + 1.794%), due 5/15/39	357,000	349,384
Med Trust (a)(b)
Series 2021-MDLN, Class A
6.396% (1 Month SOFR + 1.064%), due 11/15/38	289,610	282,342

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Med Trust (a)(b)
Series 2021-MDLN, Class E
8.596% (1 Month SOFR + 3.264%), due 11/15/38	$ 1,255,972	$ 1,196,466
MHC Commercial Mortgage Trust (a)(b)
Series 2021-MHC, Class A
6.247% (1 Month SOFR + 0.915%), due 4/15/38	1,533,866	1,512,703
Series 2021-MHC, Class C
6.797% (1 Month SOFR + 1.465%), due 4/15/38	866,138	850,386
NCMF Trust
Series 2022-MFP, Class A
7.074% (1 Month SOFR + 1.742%), due 3/15/39 (a)(b)	639,000	629,912
SMRT
Series 2022-MINI, Class A
6.333% (1 Month SOFR + 1.00%), due 1/15/39 (a)(b)	1,975,000	1,922,966
SREIT Trust
Series 2021-MFP, Class A
6.177% (1 Month SOFR + 0.845%), due 11/15/38 (a)(b)	136,000	133,440
VASA Trust
Series 2021-VASA, Class A
6.347% (1 Month SOFR + 1.014%), due 7/15/39 (a)(b)	525,000	459,239
VMC Finance LLC
Series 2021-HT1, Class A
7.095% (1 Month SOFR + 1.764%), due 1/18/37 (a)(b)	595,954	580,251
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A
6.597% (1 Month SOFR + 1.264%), due 2/15/40 (a)(b)	219,896	209,978
		38,433,024
Whole Loan (Collateralized Mortgage Obligations) 3.1%
A&D Mortgage Trust
Series 2023-NQM2, Class A1
6.132%, due 5/25/68 (a)(c)	1,015,063	1,000,175
Angel Oak Mortgage Trust (a)(h)
Series 2020-3, Class A2
2.41%, due 4/25/65	168,458	155,157
Series 2019-5, Class A1
2.593%, due 10/25/49	78,044	74,512
Series 2019-6, Class A1
2.62%, due 11/25/59	68,986	66,031
Bayview MSR Opportunity Master Fund Trust (a)
Series 2022-2, Class A1
3.00%, due 12/25/51 (h)	1,751,808	1,380,097
Series 2021-5, Class AF
5.00% (SOFR 30A + 0.85%), due 11/25/51 (b)	879,139	798,786
Chase Mortgage Finance Corp.
Series 2021-CL1, Class M1
6.515% (SOFR 30A + 1.20%), due 2/25/50 (a)(b)	885,772	838,052

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
COLT Mortgage Loan Trust (a)(h)
Series 2020-3, Class A1
1.506%, due 4/27/65	$ 57,712	$ 53,625
Series 2020-2, Class A1
1.853%, due 3/25/65	5,368	5,330
Connecticut Avenue Securities Trust (a)(b)
Series 2021-R03, Class 1M2
6.965% (SOFR 30A + 1.65%), due 12/25/41	612,000	599,390
Series 2023-R06, Class 1M1
7.015% (SOFR 30A + 1.70%), due 7/25/43	864,798	864,798
Series 2022-R05, Class 2M1
7.215% (SOFR 30A + 1.90%), due 4/25/42	593,996	593,253
Series 2022-R04, Class 1M1
7.315% (SOFR 30A + 2.00%), due 3/25/42	473,561	476,812
Series 2022-R03, Class 1M1
7.415% (SOFR 30A + 2.10%), due 3/25/42	1,106,774	1,119,716
Series 2019-R07, Class 1M2
7.529% (SOFR 30A + 2.214%), due 10/25/39	17,697	17,724
Series 2019-R03, Class 1M2
7.579% (SOFR 30A + 2.264%), due 9/25/31	2,603	2,603
Series 2023-R04, Class 1M1
7.615% (SOFR 30A + 2.30%), due 5/25/43	911,212	922,700
Series 2023-R01, Class 1M1
7.715% (SOFR 30A + 2.40%), due 12/25/42	1,493,104	1,518,308
Series 2022-R09, Class 2M1
7.815% (SOFR 30A + 2.50%), due 9/25/42	1,094,117	1,106,663
Series 2023-R03, Class 2M1
7.815% (SOFR 30A + 2.50%), due 4/25/43	743,475	752,045
Series 2018-R07, Class 1M2
7.829% (SOFR 30A + 2.514%), due 4/25/31	31,317	31,336
Series 2022-R08, Class 1M1
7.865% (SOFR 30A + 2.55%), due 7/25/42	306,298	311,921
Series 2022-R06, Class 1M1
8.065% (SOFR 30A + 2.75%), due 5/25/42	359,951	368,964
Series 2022-R02, Class 2M2
8.315% (SOFR 30A + 3.00%), due 1/25/42	706,000	704,680
Series 2022-R05, Class 2M2
8.315% (SOFR 30A + 3.00%), due 4/25/42	521,000	528,310
FHLMC STACR REMIC Trust (a)(b)
Series 2021-DNA7, Class M1
6.165% (SOFR 30A + 0.85%), due 11/25/41	587,184	581,172
Series 2021-HQA4, Class M1
6.265% (SOFR 30A + 0.95%), due 12/25/41	1,166,503	1,144,752
Series 2022-DNA2, Class M1A
6.615% (SOFR 30A + 1.30%), due 2/25/42	232,868	232,278
Series 2022-DNA3, Class M1A
7.315% (SOFR 30A + 2.00%), due 4/25/42	227,795	229,420

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR REMIC Trust (a)(b)
Series 2020-DNA6, Class M2
7.315% (SOFR 30A + 2.00%), due 12/25/50	$ 750,544	$ 756,269
Series 2022-HQA1, Class M1A
7.415% (SOFR 30A + 2.10%), due 3/25/42	1,446,309	1,458,068
Series 2022-DNA6, Class M1A
7.465% (SOFR 30A + 2.15%), due 9/25/42	178,950	180,755
Series 2021-HQA1, Class M2
7.565% (SOFR 30A + 2.25%), due 8/25/33	1,550,463	1,541,271
Series 2022-HQA3, Class M1A
7.615% (SOFR 30A + 2.30%), due 8/25/42	350,639	356,092
Series 2022-DNA5, Class M1A
8.265% (SOFR 30A + 2.95%), due 6/25/42	713,751	732,153
Series 2020-HQA2, Class M2
8.529% (SOFR 30A + 3.214%), due 3/25/50	232,059	239,325
FHLMC STACR Trust
Series 2019-DNA4, Class M2
7.379% (SOFR 30A + 2.064%), due 10/25/49 (a)(b)	6,151	6,158
FHLMC Structured Agency Credit Risk Debt Notes (a)(b)
Series 2023-HQA2, Class M1A
7.315% (SOFR 30A + 2.00%), due 6/25/43	101,681	102,175
Series 2023-DNA2, Class M1A
7.415% (SOFR 30A + 2.10%), due 4/25/43	388,735	392,377
Series 2021-DNA2, Class M2
7.615% (SOFR 30A + 2.30%), due 8/25/33	1,725,409	1,738,836
Series 2020-HQA5, Class M2
7.915% (SOFR 30A + 2.60%), due 11/25/50	812,547	821,940
Series 2022-HQA2, Class M1A
7.965% (SOFR 30A + 2.65%), due 7/25/42	384,830	393,227
Flagstar Mortgage Trust
Series 2021-13IN, Class A2
3.00%, due 12/30/51 (a)(h)	1,300,067	1,029,085
FNMA
Series 2021-R02, Class 2M2
7.315% (SOFR 30A + 2.00%), due 11/25/41 (a)(b)	1,891,000	1,860,299
GCAT Trust (a)(h)
Series 2022-INV1, Class A1
3.00%, due 12/25/51	2,330,277	1,838,735
Series 2023-INV1, Class A1
6.00%, due 8/25/53	1,478,184	1,437,184
Imperial Fund Mortgage Trust
Series 2023-NQM1, Class A1
5.941%, due 2/25/68 (a)(c)	760,741	748,452
Mello Mortgage Capital Acceptance (a)
Series 2021-INV4, Class A3
2.50%, due 12/25/51 (h)	402,947	304,052
Series 2022-INV1, Class A2
3.00%, due 3/25/52 (h)	1,590,197	1,254,766

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Mello Mortgage Capital Acceptance (a)
Series 2021-INV2, Class A11
5.00% (SOFR 30A + 0.95%), due 8/25/51 (b)	$ 633,236	$ 577,679
Series 2021-INV3, Class A11
5.00% (SOFR 30A + 0.95%), due 10/25/51 (b)	781,439	713,267
New Residential Mortgage Loan Trust
Series 2018-2A, Class A1
4.50%, due 2/25/58 (a)(h)	127,725	120,328
OBX Trust (a)(h)
Series 2021-INV3, Class A3
2.50%, due 10/25/51	383,286	289,216
Series 2022-INV1, Class A1
3.00%, due 12/25/51	1,759,375	1,388,258
Series 2022-INV1, Class A18
3.00%, due 12/25/51	746,215	572,020
Oceanview Mortgage Trust
Series 2022-1, Class A1
3.00%, due 12/25/51 (a)(h)	943,238	744,274
PRPM LLC
Series 2020-4, Class A1
2.951%, due 10/25/25 (a)(c)	518,742	507,447
RCKT Mortgage Trust (a)
Series 2021-3, Class A21
5.00% (SOFR 30A + 0.80%), due 7/25/51 (b)	563,181	510,741
Series 2023-CES1, Class A1A
6.515%, due 6/25/43 (h)	819,756	811,735
Series 2023-CES2, Class A1A
6.808%, due 9/25/43 (h)	1,569,567	1,567,366
Saluda Grade Alternative Mortgage Trust (h)
Series 2023-FIG3, Class A
7.067%, due 8/25/53	1,661,583	1,661,198
Series 2023-SEQ3, Class A1
7.162%, due 6/1/53 (a)	419,030	417,149
Seasoned Loans Structured Transaction Trust
Series 2020-2, Class M1
(zero coupon), due 9/25/60 (a)	360,759	345,987
Sequoia Mortgage Trust (a)
Series 2013-5, Class A1
2.50%, due 5/25/43 (i)	166,455	136,932
Series 2020-2, Class A19
3.50%, due 3/25/50 (h)	58,574	49,108
Spruce Hill Mortgage Loan Trust (a)(h)
Series 2020-SH1, Class A1
2.521%, due 1/28/50	3,320	3,285
Series 2020-SH1, Class A2
2.624%, due 1/28/50	18,613	18,416

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Towd Point Mortgage Trust
Series 2023-CES1, Class A1A
6.75%, due 7/25/63 (a)(h)	$ 437,998	$ 436,055
UWM Mortgage Trust (a)
Series 2021-INV4, Class A3
2.50%, due 12/25/51 (h)	309,068	234,372
Series 2021-INV1, Class A9
5.00% (SOFR 30A + 0.90%), due 8/25/51 (b)	751,966	682,621
		45,457,283
Total Mortgage-Backed Securities (Cost $119,504,359)		115,006,985
U.S. Government & Federal Agencies 16.8%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 2.5%
FHLMC Gold Pools, 30 Year
4.00%, due 8/1/48	146,303	133,042
4.00%, due 9/1/48	98,801	89,479
FHLMC Gold Pools, Other
3.00%, due 6/1/43	9,686	8,256
3.50%, due 7/1/42	20,507	18,082
3.50%, due 8/1/42	23,966	21,107
3.50%, due 8/1/42	22,322	19,649
3.50%, due 2/1/43	112,638	99,151
3.50%, due 2/1/44	161,332	142,081
3.50%, due 1/1/47	45,574	40,177
4.50%, due 5/1/44	309,965	290,944
4.50%, due 3/1/50	440,503	397,834
UMBS Pool, 15 Year
2.50%, due 12/1/33	724,750	654,318
2.50%, due 11/1/34	131,208	116,968
2.50%, due 11/1/34	194,443	173,114
3.00%, due 5/1/31	605,949	566,288
3.00%, due 9/1/32	144,967	134,020
3.00%, due 10/1/32	51,163	47,300
3.00%, due 1/1/33	82,898	76,639
3.00%, due 10/1/34	84,179	76,670
3.00%, due 10/1/34	182,548	166,310
UMBS Pool, 30 Year
2.50%, due 8/1/50	63,484	51,635
2.50%, due 8/1/50	23,452	19,075
2.50%, due 9/1/50	114,253	92,904
2.50%, due 6/1/51	1,178,809	950,729
2.50%, due 11/1/51	867,213	697,560
2.50%, due 1/1/52	150,150	121,278
2.50%, due 1/1/52	238,867	193,044
2.50%, due 2/1/52	354,136	284,458
2.50%, due 3/1/52	54,458	43,735

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
UMBS Pool, 30 Year
3.00%, due 1/1/45	$ 96,233	$ 81,494
3.00%, due 4/1/47	13,467	11,317
3.00%, due 8/1/49	46,092	38,526
3.00%, due 12/1/49	49,715	41,629
3.00%, due 12/1/49	118,736	99,246
3.00%, due 2/1/52	199,341	167,163
3.00%, due 2/1/52	142,686	119,777
3.00%, due 3/1/52	213,553	179,167
3.00%, due 6/1/52	77,400	64,985
3.50%, due 12/1/44	328,585	291,163
3.50%, due 7/1/46	79,805	70,503
3.50%, due 9/1/47	198,277	173,569
3.50%, due 12/1/47	660,816	582,221
3.50%, due 2/1/48	153,028	134,331
3.50%, due 3/1/50	3,024	2,631
3.50%, due 4/1/52	65,763	57,570
3.50%, due 4/1/52	63,578	55,657
3.50%, due 4/1/52	218,948	191,295
3.50%, due 4/1/52	209,769	183,222
3.50%, due 4/1/52	193,014	169,178
3.50%, due 6/1/52	993,226	859,849
3.50%, due 6/1/52	410,675	360,201
3.50%, due 7/1/52	3,599,281	3,135,102
3.50%, due 8/1/52	657,382	572,601
4.00%, due 3/1/47	26,045	23,724
4.00%, due 3/1/48	107,494	98,266
4.00%, due 4/1/48	1,873	1,695
4.00%, due 4/1/48	163,113	148,931
4.00%, due 4/1/48	17,193	15,592
4.00%, due 5/1/48	331,824	300,986
4.00%, due 11/1/48	30,757	27,844
4.00%, due 12/1/48	378,317	340,465
4.00%, due 7/1/49	277,890	250,823
4.00%, due 3/1/50	377,051	340,335
4.00%, due 6/1/50	603,647	546,836
4.00%, due 10/1/50	106,642	96,017
4.00%, due 11/1/50	680,442	613,334
4.50%, due 3/1/48	102,409	95,351
4.50%, due 12/1/48	155,225	145,884
4.50%, due 6/1/49	25,242	23,645
4.50%, due 7/1/49	214,191	199,934
4.50%, due 7/1/49	32,032	29,876
4.50%, due 8/1/49	191,533	178,784
4.50%, due 1/1/50	35,413	32,990
4.50%, due 1/1/50	128,258	119,674
4.50%, due 9/1/50	1,086,535	1,012,928
4.50%, due 10/1/50	576,834	536,698

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
UMBS Pool, 30 Year
4.50%, due 3/1/52	$ 17,769	$ 16,327
4.50%, due 8/1/52	844,686	776,339
4.50%, due 8/1/52	3,768,261	3,463,355
4.50%, due 8/1/52	1,623,750	1,495,507
4.50%, due 10/1/52	529,466	490,858
5.00%, due 9/1/48	8,379	7,997
5.00%, due 8/1/52	856,838	818,061
5.00%, due 10/1/52	22,319	21,095
5.00%, due 10/1/52	733,960	693,889
5.00%, due 10/1/52	1,115,617	1,054,709
5.00%, due 1/1/53	35,979	33,991
5.00%, due 1/1/53	41,592	39,320
5.00%, due 3/1/53	306,977	289,853
5.00%, due 3/1/53	56,997	53,818
5.00%, due 3/1/53	152,942	144,491
5.00%, due 3/1/53	147,842	139,673
5.00%, due 4/1/53	182,054	172,107
5.00%, due 5/1/53	921,052	869,304
5.00%, due 5/1/53	374,420	353,388
5.00%, due 5/1/53	210,918	199,068
5.00%, due 5/1/53	40,552	38,274
5.00%, due 6/1/53	66,720	62,972
5.00%, due 6/1/53	53,901	50,875
5.00%, due 6/1/53	145,218	137,067
5.00%, due 6/1/53	139,217	131,442
5.00%, due 6/1/53	113,533	107,160
5.00%, due 6/1/53	143,233	135,189
5.00%, due 6/1/53	86,076	81,269
5.00%, due 6/1/53	80,255	75,772
5.00%, due 7/1/53	178,436	168,489
5.00%, due 7/1/53	278,280	266,435
5.50%, due 9/1/52	521,448	512,064
5.50%, due 10/1/52	26,353	25,590
5.50%, due 11/1/52	2,462,791	2,391,568
5.50%, due 5/1/53	394,345	386,959
5.50%, due 5/1/53	33,398	32,307
5.50%, due 6/1/53	73,989	71,530
5.50%, due 6/1/53	112,934	109,214
5.50%, due 6/1/53	98,811	95,540
5.50%, due 6/1/53	147,385	142,591
5.50%, due 6/1/53	108,518	104,943
5.50%, due 7/1/53	270,098	261,299
5.50%, due 7/1/53	405,691	393,162
5.50%, due 7/1/53	256,484	248,563
6.00%, due 4/1/40	325,413	330,750
		36,043,030

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities) 5.8%
FNMA, Other
3.00%, due 2/1/43	$ 12,631	$ 10,773
3.00%, due 5/1/43	67,015	57,157
3.00%, due 2/1/57	779,335	646,608
3.00%, due 6/1/57	12,101	10,042
3.50%, due 8/1/56	943,409	802,372
4.50%, due 6/1/45	108,650	101,889
4.50%, due 7/1/50	928,569	838,095
5.00%, due 7/1/44	183,632	176,987
UMBS, 15 Year
2.50%, due 11/1/34	181,948	162,020
2.50%, due 12/1/36	1,476,387	1,308,693
3.00%, due 10/1/34	75,652	68,861
3.00%, due 11/1/34	18,069	16,462
3.00%, due 12/1/34	17,360	15,816
UMBS, 30 Year
2.50%, due 8/1/50	124,664	101,362
2.50%, due 8/1/50	3,825,271	3,087,955
2.50%, due 1/1/52	775,010	623,033
2.50%, due 2/1/52	3,819,281	3,068,372
2.50%, due 3/1/52	578,890	465,905
2.50%, due 3/1/52	1,547,723	1,243,183
2.50%, due 3/1/52	45,244	36,554
2.50%, due 3/1/52	126,164	101,321
2.50%, due 3/1/52	108,136	86,892
2.50%, due 3/1/52	1,564,404	1,256,358
2.50%, due 3/1/52	133,279	107,055
3.00%, due 1/1/43	42,089	35,979
3.00%, due 1/1/46	2,047	1,731
3.00%, due 2/1/47	5,452,752	4,662,001
3.00%, due 3/1/47	404,723	342,242
3.00%, due 8/1/49	150,578	125,875
3.00%, due 9/1/49	729,044	609,289
3.00%, due 9/1/49	35,138	29,923
3.00%, due 12/1/51	6,792,335	5,665,319
3.00%, due 3/1/52	740,928	617,858
3.00%, due 4/1/52	623,075	522,745
3.00%, due 4/1/52	535,994	449,469
3.00%, due 4/1/52	1,317,671	1,101,135
3.50%, due 12/1/45	77,452	68,070
3.50%, due 7/1/46	242,111	213,074
3.50%, due 3/1/47	66,804	58,627
3.50%, due 7/1/47	59,617	52,338
3.50%, due 8/1/47	79,761	69,855
3.50%, due 8/1/47	67,479	59,955
3.50%, due 12/1/47	20,041	17,816
3.50%, due 12/1/47	33,960	29,996
3.50%, due 1/1/48	176,283	155,277

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
3.50%, due 3/1/48	$ 30,272	$ 26,775
3.50%, due 7/1/48	1,521,988	1,334,237
3.50%, due 5/1/49	610,679	532,763
3.50%, due 6/1/49	1,487,895	1,302,625
3.50%, due 12/1/49	1,888,066	1,652,981
3.50%, due 2/1/51	793,543	693,061
3.50%, due 1/1/52	181,129	158,896
3.50%, due 2/1/52	471,909	413,912
3.50%, due 3/1/52	1,058,588	916,202
3.50%, due 3/1/52	2,851,411	2,492,015
3.50%, due 3/1/52	326,386	285,726
3.50%, due 4/1/52	99,333	87,125
3.50%, due 4/1/52	294,859	258,125
3.50%, due 4/1/52	537,983	470,170
3.50%, due 4/1/52	87,439	76,262
3.50%, due 4/1/52	176,176	153,924
3.50%, due 4/1/52	403,727	352,841
3.50%, due 5/1/52	299,566	261,655
3.50%, due 5/1/52	500,645	433,317
3.50%, due 6/1/52	1,716,590	1,500,218
3.50%, due 6/1/52	997,652	873,365
3.50%, due 7/1/52	253,476	221,271
3.50%, due 7/1/52	2,209,843	1,924,838
3.50%, due 7/1/52	91,316	79,939
3.50%, due 8/1/52	166,197	145,164
3.50%, due 8/1/52	441,600	382,517
3.50%, due 9/1/52	804,228	700,399
4.00%, due 5/1/45	42,009	38,109
4.00%, due 10/1/47	238,305	216,785
4.00%, due 11/1/47	333,895	304,035
4.00%, due 1/1/48	400,755	365,974
4.00%, due 1/1/48	694,366	632,860
4.00%, due 1/1/48	134,337	121,860
4.00%, due 3/1/48	121,646	111,089
4.00%, due 7/1/48	291,588	264,352
4.00%, due 8/1/48	90,309	81,712
4.00%, due 9/1/48	215,040	194,795
4.00%, due 10/1/48	113,509	102,659
4.00%, due 11/1/48	341,955	309,152
4.00%, due 12/1/48	54,382	49,218
4.00%, due 2/1/49	103,220	93,321
4.00%, due 6/1/49	44,782	40,437
4.00%, due 9/1/49	213,445	192,755
4.00%, due 11/1/49	734,700	662,948
4.00%, due 11/1/49	64,969	58,660
4.00%, due 3/1/50	220,571	199,045
4.00%, due 3/1/50	577,126	518,511

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
4.00%, due 3/1/50	$ 1,070,202	$ 969,310
4.00%, due 4/1/50	138,993	125,103
4.00%, due 8/1/50	125,618	113,134
4.00%, due 9/1/50	1,219,441	1,092,940
4.00%, due 10/1/50	1,165,359	1,051,916
4.00%, due 3/1/51	3,008,447	2,712,404
4.00%, due 3/1/51	29,206	26,387
4.00%, due 3/1/51	57,949	52,170
4.00%, due 8/1/51	541,906	488,544
4.00%, due 10/1/51	420,732	379,819
4.00%, due 10/1/51	3,071,903	2,765,231
4.00%, due 4/1/52	451,734	405,839
4.50%, due 11/1/42	52,556	49,648
4.50%, due 10/1/44	165,509	155,315
4.50%, due 3/1/45	247,832	232,575
4.50%, due 2/1/46	265,405	250,724
4.50%, due 3/1/48	130,222	121,830
4.50%, due 6/1/48	259,755	242,280
4.50%, due 8/1/48	63,316	59,011
4.50%, due 6/1/49	22,729	21,220
4.50%, due 8/1/49	32,236	30,088
4.50%, due 1/1/50	571,129	534,384
4.50%, due 1/1/50	43,683	40,648
4.50%, due 10/1/50	706,625	659,941
4.50%, due 12/1/50	993,141	925,564
4.50%, due 4/1/52	21,136	19,416
4.50%, due 4/1/52	41,345	38,184
4.50%, due 4/1/52	72,113	66,580
4.50%, due 4/1/52	85,253	78,766
4.50%, due 4/1/52	32,823	30,159
4.50%, due 4/1/52	37,543	34,496
4.50%, due 5/1/52	114,415	105,639
4.50%, due 7/1/52	464,796	427,148
4.50%, due 8/1/52	1,718,566	1,579,511
4.50%, due 11/1/52	1,014,741	940,558
4.50%, due 7/1/53	446,927	415,415
4.50%, due 8/1/53	403,977	374,983
5.00%, due 5/1/48	104,564	100,364
5.00%, due 9/1/52	808,575	763,615
5.00%, due 10/1/52	162,216	153,359
5.00%, due 10/1/52	368,917	348,776
5.00%, due 11/1/52	906,687	857,186
5.00%, due 1/1/53	695,874	657,962
5.00%, due 1/1/53	225,315	213,014
5.00%, due 1/1/53	71,942	67,978
5.00%, due 2/1/53	91,344	86,353
5.00%, due 3/1/53	194,061	183,236

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
5.00%, due 3/1/53	$ 52,697	$ 49,785
5.00%, due 4/1/53	50,549	47,730
5.00%, due 4/1/53	60,256	56,894
5.00%, due 4/1/53	253,576	239,431
5.00%, due 4/1/53	101,700	96,081
5.00%, due 5/1/53	51,796	48,934
5.00%, due 6/1/53	73,708	69,624
5.00%, due 6/1/53	63,449	59,943
5.00%, due 6/1/53	213,432	204,421
5.00%, due 7/1/53	735,619	704,560
5.00%, due 8/1/53	63,579	60,106
5.00%, due 8/1/53	976,902	935,321
5.50%, due 9/1/52	2,153,558	2,084,618
5.50%, due 10/1/52	368,283	357,633
5.50%, due 11/1/52	809,762	786,343
5.50%, due 3/1/53	16,173	15,674
5.50%, due 4/1/53	7,714	7,476
5.50%, due 5/1/53	7,480	7,249
5.50%, due 5/1/53	14,395	13,950
5.50%, due 6/1/53	30,940	30,044
5.50%, due 6/1/53	2,008,098	1,949,998
5.50%, due 7/1/53	88,715	85,976
5.50%, due 7/1/53	53,320	51,777
5.50%, due 9/1/53	3,383,179	3,280,065
6.00%, due 2/1/37	19,262	19,583
		83,882,878
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.9%
GNMA I, 30 Year
4.00%, due 1/15/45	369,908	342,810
4.50%, due 8/15/46	406,019	386,962
GNMA I, Single Family, 30 Year
4.00%, due 7/15/47	267,179	244,220
4.00%, due 8/15/47	33,038	30,370
4.00%, due 11/15/47	20,624	19,075
4.00%, due 12/15/47	66,963	61,089
GNMA II, Single Family, 30 Year
2.50%, due 3/20/51	2,543,117	2,080,082
3.00%, due 11/20/46	2,026,451	1,744,444
3.00%, due 4/20/51	1,964,608	1,672,106
3.00%, due 7/20/51	1,314,066	1,114,583
3.00%, due 8/20/51	2,995,913	2,546,923
3.50%, due 5/20/49	2,711,867	2,399,161
4.00%, due 8/20/47	16,572	15,061
4.00%, due 8/20/47	47,905	43,359
4.00%, due 8/20/47	13,427	12,202
4.00%, due 6/20/48	180,772	164,471

	Principal Amount	Value
U.S. Government & Federal Agencies
Government National Mortgage Association (Mortgage Pass-Through Securities)
GNMA II, Single Family, 30 Year
4.50%, due 2/20/48	$ 37,978	$ 35,642
4.50%, due 5/20/48	34,271	31,743
4.50%, due 5/20/48	77,695	72,217
5.00%, due 8/20/48	211,436	203,231
		13,219,751
United States Treasury Bonds 5.7%
U.S. Treasury Bonds
3.625%, due 5/15/53	48,972,800	40,547,948
3.875%, due 5/15/43	26,608,100	23,132,417
4.375%, due 8/15/43 (f)	19,399,000	18,098,661
		81,779,026
United States Treasury Notes 1.9%
U.S. Treasury Notes
3.875%, due 8/15/33	10,937,300	10,334,040
4.375%, due 8/31/28	11,587,900	11,472,926
4.625%, due 9/30/30	5,170,800	5,172,416
		26,979,382
Total U.S. Government & Federal Agencies (Cost $261,993,878)		241,904,067
Total Long-Term Bonds (Cost $583,662,645)		546,050,264

	Shares
Common Stocks 61.5%
Aerospace & Defense 0.7%
General Dynamics Corp.	45,678	10,093,468
Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	79,220	12,348,021
Banks 2.0%
Bank of America Corp.	420,071	11,501,544
JPMorgan Chase & Co.	119,370	17,311,037
		28,812,581
Beverages 1.5%
Coca-Cola Co. (The)	88,525	4,955,630
Constellation Brands, Inc., Class A	26,336	6,619,027
Monster Beverage Corp. (j)	200,953	10,640,461
		22,215,118
Biotechnology 1.1%
AbbVie, Inc.	89,682	13,367,999

	Shares	Value
Common Stocks
Biotechnology
Vertex Pharmaceuticals, Inc. (j)	6,461	$ 2,246,748
		15,614,747
Building Products 0.4%
Trane Technologies plc	31,080	6,306,443
Capital Markets 2.6%
Charles Schwab Corp. (The)	103,816	5,699,498
CME Group, Inc.	57,133	11,439,169
Goldman Sachs Group, Inc. (The)	22,958	7,428,520
Morgan Stanley	155,883	12,730,965
		37,298,152
Chemicals 0.9%
Corteva, Inc.	151,466	7,749,001
Sherwin-Williams Co. (The)	19,270	4,914,813
		12,663,814
Communications Equipment 0.6%
Cisco Systems, Inc.	173,792	9,343,058
Consumer Finance 1.2%
American Express Co.	112,132	16,728,973
Consumer Staples Distribution & Retail 1.7%
Costco Wholesale Corp.	19,483	11,007,116
Dollar General Corp.	46,339	4,902,666
Sysco Corp.	129,933	8,582,075
		24,491,857
Electrical Equipment 0.5%
Rockwell Automation, Inc.	23,126	6,611,030
Electronic Equipment, Instruments & Components 0.5%
TE Connectivity Ltd.	62,172	7,680,107
Energy Equipment & Services 0.3%
Schlumberger NV	61,736	3,599,209
Entertainment 0.3%
Netflix, Inc. (j)	11,232	4,241,203
Financial Services 2.4%
Mastercard, Inc., Class A	86,797	34,363,800

	Shares	Value
Common Stocks
Food Products 0.5%
Hershey Co. (The)	34,627	$ 6,928,170
Health Care Equipment & Supplies 1.8%
Abbott Laboratories	141,516	13,705,825
Edwards Lifesciences Corp. (j)	63,061	4,368,866
Stryker Corp.	28,533	7,797,213
		25,871,904
Health Care Providers & Services 2.6%
HCA Healthcare, Inc.	25,357	6,237,315
UnitedHealth Group, Inc.	62,107	31,313,728
		37,551,043
Hotels, Restaurants & Leisure 4.2%
Booking Holdings, Inc. (j)	4,058	12,514,669
Chipotle Mexican Grill, Inc. (j)	2,682	4,912,968
Hilton Worldwide Holdings, Inc.	102,616	15,410,871
McDonald's Corp.	63,966	16,851,203
Starbucks Corp.	115,271	10,520,784
		60,210,495
Household Products 0.9%
Procter & Gamble Co. (The)	90,580	13,211,999
Industrial Conglomerates 0.8%
Honeywell International, Inc.	64,004	11,824,099
Insurance 1.5%
Marsh & McLennan Cos., Inc.	23,752	4,520,005
Progressive Corp. (The)	125,469	17,477,832
		21,997,837
Interactive Media & Services 4.4%
Alphabet, Inc., Class C (j)	304,623	40,164,542
Meta Platforms, Inc., Class A (j)	76,504	22,967,266
		63,131,808
IT Services 1.4%
Accenture plc, Class A	67,252	20,653,762
Life Sciences Tools & Services 1.4%
Danaher Corp.	25,181	6,247,406
Thermo Fisher Scientific, Inc.	26,452	13,389,209
		19,636,615
Machinery 1.2%
Deere & Co.	45,499	17,170,413

	Shares	Value
Common Stocks
Media 1.2%
Comcast Corp., Class A	379,166	$ 16,812,220
Oil, Gas & Consumable Fuels 1.8%
Chevron Corp.	64,972	10,955,579
ConocoPhillips	129,159	15,473,248
		26,428,827
Pharmaceuticals 2.4%
Eli Lilly & Co.	25,990	13,960,008
Merck & Co., Inc.	132,604	13,651,582
Zoetis, Inc.	42,315	7,361,964
		34,973,554
Professional Services 0.7%
Automatic Data Processing, Inc.	41,244	9,922,482
Semiconductors & Semiconductor Equipment 4.9%
KLA Corp.	18,836	8,639,320
Lam Research Corp.	28,257	17,710,640
NVIDIA Corp.	77,452	33,690,845
Texas Instruments, Inc.	69,608	11,068,368
		71,109,173
Software 6.3%
Cadence Design Systems, Inc. (j)	18,391	4,309,011
Intuit, Inc.	13,908	7,106,153
Microsoft Corp.	235,516	74,364,177
Oracle Corp.	47,356	5,015,948
		90,795,289
Specialty Retail 1.6%
Home Depot, Inc. (The)	40,969	12,379,193
TJX Cos., Inc. (The)	124,101	11,030,097
		23,409,290
Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc.	265,768	45,502,139
Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc., Class B	160,737	15,369,672
Total Common Stocks (Cost $629,360,030)		884,922,372
Short-Term Investments 3.0%
Affiliated Investment Company 2.5%
MainStay U.S. Government Liquidity Fund, 5.242% (k)	36,014,246	36,014,246

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 0.5%
Invesco Government & Agency Portfolio, 5.34% (k)(l)	6,814,265	$ 6,814,265
Total Short-Term Investments (Cost $42,828,511)		42,828,511
Total Investments (Cost $1,255,851,186)	102.4%	1,473,801,147
Other Assets, Less Liabilities	(2.4)	(34,752,320)
Net Assets	100.0%	$ 1,439,048,827

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of September 30, 2023.
(c)	Step coupon—Rate shown was the rate in effect as of September 30, 2023.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2023.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	All or a portion of this security was held on loan. As of September 30, 2023, the aggregate market value of securities on loan was $24,689,600; the total market value of collateral held by the Portfolio was $25,334,671. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $18,520,406. The Portfolio received cash collateral with a value of $6,814,265.
(g)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2023, the total net market value was $30,057,254, which represented 2.1% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(h)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2023.
(i)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2023.
(j)	Non-income producing security.
(k)	Current yield as of September 30, 2023.
(l)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 71,693	$ 223,836	$ (259,515)	$ —	$ —	$ 36,014	$ 1,857	$ —	36,014

Abbreviation(s):
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 34,579,918	$ —	$ 34,579,918
Corporate Bonds	—	153,133,793	—	153,133,793
Foreign Government Bonds	—	1,425,501	—	1,425,501
Mortgage-Backed Securities	—	115,006,985	—	115,006,985
U.S. Government & Federal Agencies	—	241,904,067	—	241,904,067
Total Long-Term Bonds	—	546,050,264	—	546,050,264
Common Stocks	884,922,372	—	—	884,922,372
Short-Term Investments
Affiliated Investment Company	36,014,246	—	—	36,014,246
Unaffiliated Investment Company	6,814,265	—	—	6,814,265
Total Short-Term Investments	42,828,511	—	—	42,828,511
Total Investments in Securities	$ 927,750,883	$ 546,050,264	$ —	$ 1,473,801,147

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Wellington U.S. Equity Portfolio
Portfolio of Investments September 30, 2023†^(Unaudited)
	Shares	Value
Common Stocks 98.4%
Aerospace & Defense 1.0%
RTX Corp.	122,102	$ 8,787,681
Automobiles 0.7%
Tesla, Inc. (a)	24,637	6,164,670
Banks 3.6%
Bank of America Corp.	404,707	11,080,878
JPMorgan Chase & Co.	137,875	19,994,632
		31,075,510
Beverages 2.6%
Constellation Brands, Inc., Class A	44,839	11,269,386
Monster Beverage Corp. (a)	199,041	10,539,221
		21,808,607
Biotechnology 2.5%
Regeneron Pharmaceuticals, Inc. (a)	10,108	8,318,480
Vertex Pharmaceuticals, Inc. (a)	36,914	12,836,474
		21,154,954
Broadline Retail 4.6%
Amazon.com, Inc. (a)	309,653	39,363,089
Building Products 1.0%
Johnson Controls International plc	155,322	8,264,684
Capital Markets 1.5%
Morgan Stanley	156,469	12,778,823
Chemicals 2.5%
PPG Industries, Inc.	75,540	9,805,092
Sherwin-Williams Co. (The)	44,688	11,397,674
		21,202,766
Consumer Finance 1.0%
American Express Co.	57,070	8,514,273
Electric Utilities 2.3%
American Electric Power Co., Inc.	78,760	5,924,327
Duke Energy Corp.	103,046	9,094,840
Eversource Energy	82,551	4,800,341
		19,819,508
Electrical Equipment 1.1%
AMETEK, Inc.	62,120	9,178,851

	Shares	Value
Common Stocks
Electronic Equipment, Instruments & Components 1.0%
CDW Corp.	42,641	$ 8,603,248
Energy Equipment & Services 0.8%
Schlumberger NV	118,359	6,900,330
Financial Services 2.1%
Mastercard, Inc., Class A	45,188	17,890,381
Health Care Equipment & Supplies 4.3%
Abbott Laboratories	113,267	10,969,909
Becton Dickinson & Co.	38,452	9,940,995
Boston Scientific Corp. (a)	163,386	8,626,781
Hologic, Inc. (a)	108,162	7,506,443
		37,044,128
Health Care Providers & Services 2.7%
UnitedHealth Group, Inc.	45,890	23,137,279
Hotels, Restaurants & Leisure 2.9%
Airbnb, Inc., Class A (a)	35,960	4,934,072
Marriott International, Inc., Class A	48,806	9,593,307
McDonald's Corp.	39,976	10,531,278
		25,058,657
Household Products 3.2%
Colgate-Palmolive Co.	126,928	9,025,850
Procter & Gamble Co. (The)	125,759	18,343,208
		27,369,058
Industrial REITs 1.1%
Prologis, Inc.	85,758	9,622,905
Insurance 3.6%
Arch Capital Group Ltd. (a)	104,536	8,332,565
Chubb Ltd.	51,424	10,705,448
Progressive Corp. (The)	82,791	11,532,786
		30,570,799
Interactive Media & Services 9.3%
Alphabet, Inc. (a)
Class A	281,665	36,858,682
Class C	93,155	12,282,487

Meta Platforms, Inc., Class A (a)	87,531	26,277,681
ZoomInfo Technologies, Inc. (a)	208,478	3,419,039
		78,837,889

	Shares	Value
Common Stocks
IT Services 1.1%
Accenture plc, Class A	29,622	$ 9,097,213
Life Sciences Tools & Services 2.5%
Danaher Corp.	43,513	10,795,575
Thermo Fisher Scientific, Inc.	20,330	10,290,436
		21,086,011
Machinery 3.6%
Deere & Co.	32,353	12,209,375
Illinois Tool Works, Inc.	40,301	9,281,723
Nordson Corp.	39,829	8,888,638
		30,379,736
Oil, Gas & Consumable Fuels 3.3%
ConocoPhillips	66,566	7,974,607
EOG Resources, Inc.	81,772	10,365,419
Pioneer Natural Resources Co.	43,414	9,965,683
		28,305,709
Personal Care Products 1.0%
Estee Lauder Cos., Inc. (The), Class A	57,522	8,314,805
Pharmaceuticals 3.5%
Eli Lilly & Co.	34,491	18,526,151
Merck & Co., Inc.	107,758	11,093,686
		29,619,837
Residential REITs 0.7%
AvalonBay Communities, Inc.	36,313	6,236,395
Semiconductors & Semiconductor Equipment 8.7%
Advanced Micro Devices, Inc. (a)	68,809	7,074,941
Broadcom, Inc.	17,856	14,830,837
KLA Corp.	23,268	10,672,101
NVIDIA Corp.	71,993	31,316,235
Texas Instruments, Inc.	62,725	9,973,902
		73,868,016
Software 9.9%
Microsoft Corp.	193,806	61,194,245
Palo Alto Networks, Inc. (a)	26,507	6,214,301
Salesforce, Inc. (a)	45,273	9,180,459
Workday, Inc., Class A (a)	36,834	7,913,785
		84,502,790
Specialty Retail 1.6%
TJX Cos., Inc. (The)	152,322	13,538,379

	Shares	Value
Common Stocks
Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc.	289,613	$ 49,584,642
Textiles, Apparel & Luxury Goods 1.3%
NIKE, Inc., Class B	111,546	10,666,029
Total Common Stocks (Cost $728,471,796)		838,347,652
Short-Term Investment 1.6%
Affiliated Investment Company 1.6%
MainStay U.S. Government Liquidity Fund, 5.242% (b)	13,156,818	13,156,818
Total Short-Term Investment (Cost $13,156,818)		13,156,818
Total Investments (Cost $741,628,614)	100.0%	851,504,470
Other Assets, Less Liabilities	0.0‡	232,311
Net Assets	100.0%	$ 851,736,781

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of September 30, 2023.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 21,509	$ 104,417	$ (112,769)	$ —	$ —	$ 13,157	$ 440	$ —	13,157
Abbreviation(s):
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 838,347,652	$ —	$ —	$ 838,347,652
Short-Term Investment
Affiliated Investment Company	13,156,818	—	—	13,156,818
Total Investments in Securities	$ 851,504,470	$ —	$ —	$ 851,504,470

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Convertible Portfolio
Portfolio of Investments September 30, 2023†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 0.6%
Corporate Bonds 0.6%
Biotechnology 0.4%
Bridgebio Pharma, Inc.
2.50%, due 3/15/27	$ 6,895,000	$ 6,619,200
Hotels, Restaurants & Leisure 0.2%
NCL Corp. Ltd.
5.375%, due 8/1/25	2,860,000	3,324,750
Total Corporate Bonds (Cost $10,364,410)		9,943,950
Total Long-Term Bonds (Cost $10,364,410)		9,943,950
Convertible Securities 87.4%
Convertible Bonds 83.3%
Automobile Components 1.0%
Patrick Industries, Inc.
1.75%, due 12/1/28	17,313,000	16,421,381
Automobiles 2.6%
Ford Motor Co.
(zero coupon), due 3/15/26	32,843,000	32,432,462
Rivian Automotive, Inc.
4.625%, due 3/15/29 (a)	8,583,000	12,471,099
		44,903,561
Beverages 1.5%
MGP Ingredients, Inc.
1.875%, due 11/15/41	20,955,000	25,816,560
Biotechnology 5.8%
Alnylam Pharmaceuticals, Inc.
1.00%, due 9/15/27	5,744,000	5,327,560
BioMarin Pharmaceutical, Inc.
1.25%, due 5/15/27 (b)	37,741,000	37,574,940
Exact Sciences Corp.
0.375%, due 3/1/28	21,770,000	18,898,537
Halozyme Therapeutics, Inc.
1.00%, due 8/15/28	18,801,000	17,649,439
Ionis Pharmaceuticals, Inc.
(zero coupon), due 4/1/26 (b)	9,307,000	9,134,820
Mirum Pharmaceuticals, Inc.
4.00%, due 5/1/29 (a)	7,152,000	9,069,630
		97,654,926
Broadline Retail 1.2%
Etsy, Inc.
0.25%, due 6/15/28	26,578,000	20,279,014

	Principal Amount	Value
Convertible Bonds
Commercial Services & Supplies 1.0%
Tetra Tech, Inc.
2.25%, due 8/15/28 (a)	$ 16,992,000	$ 16,822,080
Communications Equipment 2.4%
Infinera Corp.
2.50%, due 3/1/27	4,490,000	3,973,484
Lumentum Holdings, Inc.
0.50%, due 12/15/26	26,640,000	22,457,520
Viavi Solutions, Inc.
1.00%, due 3/1/24	14,133,000	13,868,006
		40,299,010
Consumer Staples Distribution & Retail 0.6%
Chefs' Warehouse, Inc. (The)
2.375%, due 12/15/28 (a)	11,991,000	9,757,077
Electric Utilities 1.9%
NRG Energy, Inc.
2.75%, due 6/1/48	29,752,000	31,626,376
Electrical Equipment 0.5%
Array Technologies, Inc.
1.00%, due 12/1/28	8,045,000	9,183,368
Electronic Equipment, Instruments & Components 0.7%
Advanced Energy Industries, Inc.
2.50%, due 9/15/28 (a)	11,024,000	11,174,340
Energy Equipment & Services 4.0%
Helix Energy Solutions Group, Inc.
6.75%, due 2/15/26	22,085,000	38,107,668
Oil States International, Inc.
4.75%, due 4/1/26	26,829,000	29,697,020
		67,804,688
Entertainment 2.9%
Liberty Media Corp.
2.25%, due 8/15/27	14,461,000	14,142,858
3.75%, due 3/15/28 (a)	14,595,000	16,660,193
Live Nation Entertainment, Inc.
3.125%, due 1/15/29 (a)(b)	16,943,000	17,612,248
		48,415,299
Financial Services 2.6%
Block, Inc.
0.125%, due 3/1/25	20,457,000	19,086,381

	Principal Amount	Value
Convertible Bonds
Financial Services
Euronet Worldwide, Inc.
0.75%, due 3/15/49	$ 11,685,000	$ 10,852,444
Shift4 Payments, Inc.
(zero coupon), due 12/15/25	15,202,000	15,034,778
		44,973,603
Food Products 0.9%
Post Holdings, Inc.
2.50%, due 8/15/27	15,651,000	15,596,222
Ground Transportation 0.8%
Uber Technologies, Inc.
(zero coupon), due 12/15/25	14,485,000	13,585,717
Health Care Equipment & Supplies 9.7%
CONMED Corp.
2.25%, due 6/15/27	24,108,000	23,071,356
Dexcom, Inc.
0.25%, due 11/15/25	16,942,000	16,052,545
Envista Holdings Corp.
1.75%, due 8/15/28 (a)	14,683,000	13,596,458
Haemonetics Corp.
(zero coupon), due 3/1/26	9,354,000	8,161,365
Integer Holdings Corp.
2.125%, due 2/15/28 (a)	14,763,000	16,113,814
Integra LifeSciences Holdings Corp.
0.50%, due 8/15/25	8,831,000	8,098,027
Lantheus Holdings, Inc.
2.625%, due 12/15/27 (a)	25,213,000	29,358,017
NuVasive, Inc.
0.375%, due 3/15/25	12,958,000	11,966,713
Omnicell, Inc.
0.25%, due 9/15/25	10,024,000	9,090,515
Shockwave Medical, Inc.
1.00%, due 8/15/28 (a)	14,655,000	14,098,110
TransMedics Group, Inc.
1.50%, due 6/1/28 (a)	15,928,000	14,464,217
		164,071,137
Health Care Technology 1.3%
Teladoc Health, Inc.
1.25%, due 6/1/27	28,389,000	22,765,139
Hotel & Resort REITs 0.9%
Pebblebrook Hotel Trust
1.75%, due 12/15/26	5,863,000	4,892,087

	Principal Amount	Value
Convertible Bonds
Hotel & Resort REITs
Summit Hotel Properties, Inc.
1.50%, due 2/15/26	$ 13,238,000	$ 11,186,110
		16,078,197
Hotels, Restaurants & Leisure 4.9%
Booking Holdings, Inc.
0.75%, due 5/1/25	11,000,000	18,425,000
Carnival Corp.
5.75%, due 12/1/27 (a)	10,962,000	14,689,080
Cheesecake Factory, Inc. (The)
0.375%, due 6/15/26	9,488,000	7,886,900
Expedia Group, Inc.
(zero coupon), due 2/15/26	2,758,000	2,409,940
Marriott Vacations Worldwide Corp.
(zero coupon), due 1/15/26	3,060,000	2,694,330
NCL Corp. Ltd.
6.00%, due 5/15/24	1,756,000	2,313,530
Royal Caribbean Cruises Ltd.
6.00%, due 8/15/25	3,850,000	7,609,525
Sabre GLBL, Inc.
4.00%, due 4/15/25	1,185,000	1,177,653
Vail Resorts, Inc.
(zero coupon), due 1/1/26	30,094,000	26,633,190
		83,839,148
Interactive Media & Services 1.9%
Match Group Financeco 2, Inc.
0.875%, due 6/15/26 (a)	13,160,000	11,572,699
Snap, Inc.
(zero coupon), due 5/1/27	10,555,000	7,874,030
0.125%, due 3/1/28	12,850,000	8,917,900
Ziff Davis, Inc.
1.75%, due 11/1/26	3,285,000	3,036,983
		31,401,612
IT Services 2.3%
Akamai Technologies, Inc.
0.375%, due 9/1/27	18,297,000	19,147,810
MongoDB, Inc.
0.25%, due 1/15/26	7,540,000	12,914,135
Okta, Inc.
0.125%, due 9/1/25	7,194,000	6,550,137
		38,612,082
Machinery 1.9%
Chart Industries, Inc.
1.00%, due 11/15/24	7,813,000	22,728,017

	Principal Amount	Value
Convertible Bonds
Machinery
Greenbrier Cos., Inc. (The)
2.875%, due 4/15/28	$ 9,472,000	$ 8,969,984
		31,698,001
Media 0.6%
Liberty Broadband Corp.
3.125%, due 3/31/53 (a)	9,771,000	10,225,352
Oil, Gas & Consumable Fuels 6.9%
EQT Corp.
1.75%, due 5/1/26	16,102,000	44,773,221
Permian Resources Operating LLC
3.25%, due 4/1/28	14,611,000	34,636,837
Pioneer Natural Resources Co.
0.25%, due 5/15/25	15,534,000	38,126,649
		117,536,707
Passenger Airlines 2.3%
American Airlines Group, Inc.
6.50%, due 7/1/25 (b)	6,895,000	7,391,440
JetBlue Airways Corp.
0.50%, due 4/1/26	4,623,000	3,597,157
Southwest Airlines Co.
1.25%, due 5/1/25	29,005,000	28,896,231
		39,884,828
Pharmaceuticals 1.7%
Amphastar Pharmaceuticals, Inc.
2.00%, due 3/15/29 (a)	13,465,000	13,451,535
Pacira BioSciences, Inc.
0.75%, due 8/1/25	17,427,000	15,760,543
		29,212,078
Professional Services 0.2%
Parsons Corp.
0.25%, due 8/15/25	2,878,000	3,668,011
Real Estate Management & Development 1.0%
Zillow Group, Inc.
2.75%, due 5/15/25 (b)	17,202,000	17,743,863
Semiconductors & Semiconductor Equipment 5.7%
Enphase Energy, Inc.
(zero coupon), due 3/1/26	16,664,000	14,705,980
Impinj, Inc.
1.125%, due 5/15/27	4,870,000	4,246,153
Microchip Technology, Inc.
0.125%, due 11/15/24 (b)	35,083,000	37,012,565

	Principal Amount	Value
Convertible Bonds
Semiconductors & Semiconductor Equipment
ON Semiconductor Corp.
0.50%, due 3/1/29 (a)	$ 24,345,000	$ 26,852,535
SolarEdge Technologies, Inc.
(zero coupon), due 9/15/25	8,449,000	7,743,508
Wolfspeed, Inc.
0.25%, due 2/15/28	9,771,000	6,634,509
1.875%, due 12/1/29 (a)	1,000	656
		97,195,906
Software 10.4%
Bentley Systems, Inc.
0.125%, due 1/15/26	3,445,000	3,341,650
BILL Holdings, Inc.
(zero coupon), due 12/1/25	5,190,000	5,241,900
Datadog, Inc.
0.125%, due 6/15/25 (b)	10,168,000	11,982,988
Dropbox, Inc.
(zero coupon), due 3/1/28	12,063,000	11,483,976
Envestnet, Inc.
2.625%, due 12/1/27 (a)	14,965,000	13,715,422
InterDigital, Inc.
2.00%, due 6/1/24	2,860,000	3,054,838
Model N, Inc.
1.875%, due 3/15/28 (a)	11,215,000	9,998,172
Nice Ltd.
(zero coupon), due 9/15/25 (b)	48,248,000	43,664,440
Palo Alto Networks, Inc.
0.375%, due 6/1/25	11,770,000	27,783,085
Q2 Holdings, Inc.
0.75%, due 6/1/26	2,800,000	2,455,320
Rapid7, Inc.
1.25%, due 3/15/29 (a)	6,375,000	6,209,250
Splunk, Inc.
1.125%, due 9/15/25	17,442,000	18,785,034
Workiva, Inc.
1.25%, due 8/15/28 (a)(b)	8,290,000	8,219,535
Zscaler, Inc.
0.125%, due 7/1/25	9,088,000	10,960,128
		176,895,738
Specialty Retail 0.6%
Burlington Stores, Inc.
1.25%, due 12/15/27 (a)	10,100,000	9,494,000
Technology Hardware, Storage & Peripherals 0.6%
Seagate HDD Cayman
3.50%, due 6/1/28 (a)	4,885,000	5,034,379

	Principal Amount	Value
Convertible Bonds
Technology Hardware, Storage & Peripherals
Western Digital Corp.
1.50%, due 2/1/24 (c)	$ 4,634,000	$ 4,578,392
		9,612,771
Total Convertible Bonds (Cost $1,430,720,684)		1,414,247,792

	Shares
Convertible Preferred Stocks 4.1%
Banks 1.6%
Bank of America Corp.
Series L
7.25% (d)	11,636	12,941,676
Wells Fargo & Co.
Series L
7.50% (d)	12,264	13,674,360
		26,616,036
Electric Utilities 0.5%
NextEra Energy, Inc.
6.926%	250,000	9,457,500
Financial Services 0.8%
Apollo Global Management, Inc.
6.75% (e)	244,000	13,444,400
Independent Power and Renewable Electricity Producers 0.5%
AES Corp. (The)
6.875% (b)	150,600	9,186,600
Machinery 0.7%
Chart Industries, Inc.
Series B
6.75%	172,700	11,515,636
Total Convertible Preferred Stocks (Cost $81,297,628)		70,220,172
Total Convertible Securities (Cost $1,512,018,312)		1,484,467,964
Common Stocks 2.8%
Construction & Engineering 0.5%
Fluor Corp. (e)	212,204	7,787,887
Energy Equipment & Services 0.8%
Weatherford International plc (e)	157,538	14,230,407

	Shares	Value
Common Stocks
Life Sciences Tools & Services 1.1%
Danaher Corp.	76,813	$ 19,057,305
Oil, Gas & Consumable Fuels 0.4%
Kosmos Energy Ltd. (e)	772,131	6,316,032
Total Common Stocks (Cost $38,071,051)		47,391,631
Short-Term Investments 10.8%
Affiliated Investment Company 8.0%
MainStay U.S. Government Liquidity Fund, 5.242% (f)(g)	135,631,380	135,631,380
Unaffiliated Investment Companies 2.8%
Dreyfus Treasury Obligations Cash Management Fund, 5.377% (g)(h)	20,000,000	20,000,000
Goldman Sachs Financial Square Government Fund, 5.34% (g)(h)	10,000,000	10,000,000
Invesco Government & Agency Portfolio, 5.34% (g)(h)	10,174,786	10,174,786
Morgan Stanley Institutional Liquidity Funds Government Portfolio, 5.366% (g)(h)	5,000,000	5,000,000
RBC U.S. Government Money Market Fund, 5.365% (g)(h)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, 5.358% (g)(h)	2,000,000	2,000,000
		48,174,786
Total Short-Term Investments (Cost $183,806,166)		183,806,166
Total Investments (Cost $1,744,259,939)	101.6%	1,725,609,711
Other Assets, Less Liabilities	(1.6)	(27,169,402)
Net Assets	100.0%	$ 1,698,440,309

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.

(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of September 30, 2023, the aggregate market value of securities on loan was $47,029,726. The Portfolio received cash collateral with a value of $48,174,786.
(c)	Step coupon—Rate shown was the rate in effect as of September 30, 2023.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Non-income producing security.
(f)	As of September 30, 2023, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's share class.
(g)	Current yield as of September 30, 2023.
(h)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 87,784	$ 362,237	$ (314,390)	$ —	$ —	$ 135,631	$ 4,665	$ —	135,631
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 9,943,950	$ —	$ 9,943,950
Total Corporate Bonds	—	9,943,950	—	9,943,950
Convertible Securities
Convertible Bonds	—	1,414,247,792	—	1,414,247,792
Convertible Preferred Stocks	70,220,172	—	—	70,220,172
Total Convertible Securities	70,220,172	1,414,247,792	—	1,484,467,964
Common Stocks	47,391,631	—	—	47,391,631
Short-Term Investments
Affiliated Investment Company	135,631,380	—	—	135,631,380
Unaffiliated Investment Companies	48,174,786	—	—	48,174,786
Total Short-Term Investments	183,806,166	—	—	183,806,166
Total Investments in Securities	$ 301,417,969	$ 1,424,191,742	$ —	$ 1,725,609,711

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Government Portfolio
Portfolio of Investments September 30, 2023†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 99.1%
Asset-Backed Securities 2.1%
Other Asset-Backed Securities 2.1%
FirstEnergy Ohio PIRB Special Purpose Trust
Series 2013-1, Class A3
3.45%, due 1/15/36	$ 407,162	$ 368,574
PSNH Funding LLC 3
Series 2018-1, Class A1
3.094%, due 2/1/26	22,741	22,522
United States Small Business Administration
Series 2012-20L, Class 1
1.93%, due 12/1/32	198,376	175,242
Series 2014-20H, Class 1
2.88%, due 8/1/34	218,261	196,595
Series 2015-20G, Class 1
2.88%, due 7/1/35	622,678	561,581
Series 2014-20I, Class 1
2.92%, due 9/1/34	241,554	217,757
Series 2014-20C, Class 1
3.21%, due 3/1/34	399,842	365,784
Series 2018-20B, Class 1
3.22%, due 2/1/38	1,064,187	951,416
Series 2018-20D, Class 1
3.31%, due 4/1/38	1,444,777	1,300,243
Total Asset-Backed Securities (Cost $4,747,645)		4,159,714
Corporate Bonds 1.4%
Electric 1.4%
Duke Energy Florida Project Finance LLC
Series 2026
2.538%, due 9/1/29	1,631,249	1,476,105
PG&E Energy Recovery Funding LLC
Series A-1
1.46%, due 7/15/31	1,657,798	1,425,051
		2,901,156
Total Corporate Bonds (Cost $3,284,739)		2,901,156
Mortgage-Backed Securities 23.5%
Agency (Collateralized Mortgage Obligations) 11.1%
FHLMC
REMIC, Series 5038, Class SA
(zero coupon) (SOFR 30A + 4.10%), due 11/25/50 (a)(b)	2,171,309	60,098
REMIC, Series 5057, Class SH
0.435% (SOFR 30A + 5.75%), due 12/25/50 (a)(b)	753,419	70,332
REMIC, Series 5019, Class PL
1.00%, due 10/25/50	603,825	416,882
REMIC, Series 5149, Class LI
2.50%, due 10/25/51 (a)	1,754,895	218,034
REMIC, Series 4913, Class UA
3.00%, due 3/15/49	281,253	240,978
REMIC, Series 4908, Class BD
3.00%, due 4/25/49	952,038	813,161
REMIC, Series 5013, Class DI
3.00%, due 9/25/50 (a)	1,544,677	284,517
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (a)	535,812	85,766

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (a)	$ 577,846	$ 89,550
REMIC, Series 5155, Class KI
3.00%, due 10/25/51 (a)	1,452,385	200,781
REMIC, Series 5160
3.00%, due 10/25/51 (a)	693,244	84,292
REMIC, Series 4888, Class BA
3.50%, due 9/15/48	117,865	107,260
REMIC, Series 4877, Class AT
3.50%, due 11/15/48	134,564	120,809
REMIC, Series 4877, Class BE
3.50%, due 11/15/48	182,863	163,740
FNMA
REMIC, Series 2022-3, Class YS
(zero coupon) (SOFR 30A + 2.55%), due 2/25/52 (a)(b)	3,521,494	13,113
REMIC, Series 2022-10, Class SA
0.435% (SOFR 30A + 5.75%), due 2/25/52 (a)(b)	1,074,524	107,617
REMIC, Series 2016-19, Class SD
0.671% (SOFR 30A + 5.986%), due 4/25/46 (a)(b)	2,789,079	165,648
REMIC, Series 2020-74, Class DA
1.00%, due 10/25/50	540,061	366,303
REMIC, Series 2020-63, Class B
1.25%, due 9/25/50	227,410	167,835
REMIC, Series 2012-124, Class PG
2.00%, due 7/25/42	638,021	548,103
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (a)	1,809,162	276,747
REMIC, Series 2019-13, Class PE
3.00%, due 3/25/49	191,878	165,883
REMIC, Series 2019-58, Class LP
3.00%, due 10/25/49	417,385	352,271
REMIC, Series 2019-77, Class LZ
3.00%, due 1/25/50	1,717,355	1,449,201
REMIC, Series 2021-13, Class BI
3.00%, due 2/25/50 (a)	986,515	168,651
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (a)	1,397,966	229,133
REMIC, Series 2020-10, Class LP
3.50%, due 3/25/50	1,337,636	1,130,230
REMIC, Series 2021-6, Class MC
3.50%, due 6/25/50	1,272,835	1,116,348
REMIC, Series 2021-6, Class ML
3.50%, due 6/25/50	667,148	576,033
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	1,004,204	865,498
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	1,319,273	1,107,296
FNMA, Strips (a)
REMIC, Series 427, Class C77
2.50%, due 9/25/51	1,378,108	199,063
REMIC, Series 360, Class 2
5.00%, due 8/25/35	35,130	6,168
REMIC, Series 361, Class 2
6.00%, due 10/25/35	8,356	1,711
GNMA
REMIC, Series 2010-151, Class KO
(zero coupon), due 6/16/37	492,756	443,922

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-213, Class ES
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (a)(b)	$ 5,366,994	$ 8,229
REMIC, Series 2020-34, Class SC
0.611% (1 Month SOFR + 5.936%), due 3/20/50 (a)(b)	902,175	85,534
REMIC, Series 2020-146, Class SA
0.861% (1 Month SOFR + 6.186%), due 10/20/50 (a)(b)	877,556	93,231
REMIC, Series 2021-57, Class SD
0.861% (1 Month SOFR + 6.186%), due 3/20/51 (a)(b)	1,236,145	127,487
REMIC, Series 2020-146, Class YK
1.00%, due 10/20/50	1,344,221	966,633
REMIC, Series 2021-78, Class LA
1.00%, due 5/20/51	586,926	431,468
REMIC, Series 2021-91, Class MF
1.00%, due 5/20/51	298,934	219,428
REMIC, Series 2021-57, Class AI
2.00%, due 2/20/51 (a)	2,367,180	234,865
REMIC, Series 2021-57, Class IN
2.00%, due 2/20/51 (a)	406,523	43,670
REMIC, Series 2014-63, Class PG
2.50%, due 7/20/43	445,434	411,731
REMIC, Series 2019-159, Class P
2.50%, due 9/20/49	615,100	514,003
REMIC, Series 2023-19
2.50%, due 2/20/51 (a)	1,662,529	226,515
REMIC, Series 2021-188
2.50%, due 10/20/51 (a)	1,449,792	209,749
REMIC, Series 2019-3, Class A
3.00%, due 4/20/48	77,516	71,729
REMIC, Series 2019-59, Class KA
3.00%, due 12/20/48	354,288	308,842
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (a)	540,951	95,277
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51 (a)	2,754,402	432,181
REMIC, Series 2021-158, Class NI
3.00%, due 9/20/51 (a)	1,473,458	222,274
REMIC, Series 2022-206, Class CN
3.00%, due 2/20/52	1,185,750	986,295
REMIC, Series 2019-92, Class GF
3.50% (1 Month SOFR + 0.804%), due 7/20/49 (b)	310,790	270,002
REMIC, Series 2019-97, Class FG
3.50% (1 Month SOFR + 0.804%), due 8/20/49 (b)	649,730	564,743
REMIC, Series 2019-110, Class FG
3.50% (1 Month SOFR + 0.764%), due 9/20/49 (b)	224,165	194,453
REMIC, Series 2019-128, Class KF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	338,716	294,202
REMIC, Series 2019-128, Class YF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	441,685	384,109
REMIC, Series 2021-175, Class DF
3.50% (SOFR 30A + 0.25%), due 10/20/51 (b)	1,860,113	1,611,485
REMIC, Series 2023-59, Class YC
6.962%, due 9/20/51 (c)	613,427	647,693
		22,068,802
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 11.8%
Arbor Multifamily Mortgage Securities Trust (d)
Series 2021-MF3, Class A5
2.575%, due 10/15/54	3,000,000	2,359,583

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Arbor Multifamily Mortgage Securities Trust (d)
Series 2022-MF4, Class A5
3.403%, due 2/15/55 (e)	$ 2,000,000	$ 1,660,372
BXP Trust
Series 2017-GM, Class A
3.379%, due 6/13/39 (d)	1,750,000	1,568,714
FREMF Mortgage Trust (d)(e)
REMIC, Series 2019-K103, Class B
3.574%, due 12/25/51	2,144,000	1,850,489
REMIC, Series 2020-K104, Class C
3.662%, due 2/25/52	1,200,000	1,017,781
REMIC, Series 2016-K59, Class B
3.70%, due 11/25/49	500,000	465,102
REMIC, Series 2015-K49, Class C
3.849%, due 10/25/48	500,000	474,667
REMIC, Series 2016-K58, Class B
3.866%, due 9/25/49	1,000,000	935,756
REMIC, Series 2017-K71, Class B
3.88%, due 11/25/50	1,935,000	1,776,721
REMIC, Series 2014-K41, Class B
3.965%, due 11/25/47	2,700,000	2,623,326
REMIC, Series 2014-K40, Class B
4.188%, due 11/25/47	1,645,000	1,605,658
REMIC, Series 2016-K54, Class B
4.191%, due 4/25/48	695,000	661,255
REMIC, Series 2018-K78, Class C
4.267%, due 6/25/51	712,000	647,177
REMIC, Series 2016-K55, Class B
4.301%, due 4/25/49	1,570,000	1,493,664
REMIC, Series 2014-K38, Class B
4.375%, due 6/25/47	2,000,000	1,969,988
REMIC, Series 2019-K87, Class C
4.472%, due 1/25/51	1,500,000	1,359,757
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (d)	1,265,000	1,004,748
		23,474,758
Whole Loan (Collateralized Mortgage Obligations) 0.6%
Citigroup Mortgage Loan Trust
Series 2006-AR6, Class 1A1
4.523%, due 8/25/36 (e)	48,688	42,149
J.P. Morgan Mortgage Trust
Series 2021-LTV2, Class A1
2.519%, due 5/25/52 (c)(d)	1,248,814	981,955
Seasoned Loans Structured Transaction
Series 2019-1, Class A1
3.50%, due 5/25/29	222,953	207,275
		1,231,379
Total Mortgage-Backed Securities (Cost $54,310,117)		46,774,939

	Principal Amount	Value
Municipal Bonds 2.8%
New Jersey 1.2%
New Jersey Turnpike Authority Revenue Bonds
Series A
7.102%, due 1/1/41	$ 2,000,000	$ 2,267,406
New York 1.6%
New York State Thruway Authority Revenue Bonds
Series M
2.90%, due 1/1/35	4,000,000	3,243,859
Total Municipal Bonds (Cost $7,310,225)		5,511,265
U.S. Government & Federal Agencies 69.3%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 15.6%
FHLMC Gold Pools, 30 Year
2.50%, due 8/1/46	544,513	441,296
3.00%, due 2/1/46	924,348	783,263
3.00%, due 4/1/47	1,004,172	849,204
3.50%, due 1/1/44	235,847	209,499
3.50%, due 1/1/48	911,512	799,047
4.00%, due 7/1/44	523,268	479,795
4.00%, due 12/1/46	350,279	319,765
4.00%, due 10/1/48	442,417	401,866
4.00%, due 3/1/49	173,603	156,228
4.50%, due 12/1/44	717,230	678,499
5.00%, due 11/1/41	539,878	529,055
6.50%, due 4/1/37	18,998	19,738
FHLMC Gold Pools, Other
4.50%, due 3/1/41	101,944	96,257
Tennessee Valley Authority
4.65%, due 6/15/35	4,395,000	4,217,664
UMBS Pool, 15 Year
2.00%, due 6/1/35	625,312	537,916
2.50%, due 9/1/34	198,845	175,795
UMBS Pool, 30 Year
2.00%, due 7/1/50	2,548,212	1,949,987
2.00%, due 7/1/50	469,487	359,709
2.00%, due 8/1/50	1,227,056	940,427
2.00%, due 8/1/50	18,269	14,119
2.00%, due 8/1/50	1,720,974	1,316,150
2.00%, due 9/1/50	826,309	633,104
2.00%, due 11/1/50	1,552,633	1,187,052
2.50%, due 3/1/50	861,712	689,367
2.50%, due 7/1/50	1,458,164	1,167,504
2.50%, due 10/1/50	133,511	107,025
2.50%, due 1/1/51	330,784	264,328
2.50%, due 2/1/51	2,036,918	1,630,507
2.50%, due 5/1/51	1,125,378	900,137
3.00%, due 6/1/46	482,962	408,624
3.00%, due 8/1/49	883,968	738,583
3.00%, due 9/1/49	150,040	125,093
3.00%, due 11/1/49	502,235	421,904
3.00%, due 1/1/52	3,360,315	2,784,445
3.00%, due 4/1/52	963,310	797,510
3.50%, due 1/1/50	897,855	783,609

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
UMBS Pool, 30 Year
4.00%, due 5/1/52	$ 918,427	$ 818,114
4.00%, due 10/1/52	1,304,855	1,162,308
4.50%, due 11/1/52	607,590	558,099
4.50%, due 5/1/53	733,944	674,126
		31,126,718
Federal National Mortgage Association (Mortgage Pass-Through Securities) 30.6%
FNMA, Other
2.50%, due 1/1/57	574,646	456,391
2.68%, due 5/1/25	1,949,729	1,860,822
2.73%, due 4/1/25	1,025,000	980,151
3.00%, due 9/1/46	400,860	333,266
3.00%, due 10/1/46	407,097	338,551
3.00%, due 10/1/48	7,760	6,578
3.00%, due 2/1/57	441,980	362,183
3.00%, due 6/1/57	500,897	415,657
4.38%, due 7/1/28	2,400,000	2,314,548
6.00%, due 4/1/37	4,396	4,413
6.50%, due 8/1/47	8,013	8,079
UMBS, 15 Year
2.00%, due 6/1/35	1,132,475	977,666
UMBS, 20 Year
2.00%, due 5/1/41	2,006,110	1,616,046
2.50%, due 6/1/41	1,641,477	1,355,147
2.50%, due 7/1/41	1,733,045	1,437,628
3.00%, due 10/1/32	268,608	241,385
UMBS, 30 Year
2.00%, due 6/1/50	1,370,255	1,050,581
2.00%, due 10/1/50	1,609,687	1,230,774
2.00%, due 3/1/51	2,049,477	1,572,539
2.50%, due 1/1/47	1,408,717	1,137,042
2.50%, due 9/1/49	1,295,880	1,037,844
2.50%, due 3/1/50	395,631	318,979
2.50%, due 3/1/50	969,606	775,768
2.50%, due 3/1/50	948,162	758,611
2.50%, due 4/1/50	1,765,149	1,423,016
2.50%, due 5/1/50	3,018,607	2,415,170
2.50%, due 7/1/50	1,444,275	1,156,885
2.50%, due 8/1/50	1,789,832	1,432,605
2.50%, due 8/1/50	2,040,752	1,645,091
2.50%, due 9/1/50	2,176,078	1,756,748
2.50%, due 10/1/50	1,574,780	1,259,947
2.50%, due 11/1/50	2,198,927	1,779,473
2.50%, due 1/1/51	1,681,338	1,345,211
2.50%, due 4/1/51	1,385,689	1,115,946
3.00%, due 10/1/44	840,629	719,163
3.00%, due 3/1/47	478,054	403,757
3.00%, due 12/1/47	594,145	502,157
3.00%, due 10/1/49	548,642	457,615
3.00%, due 3/1/50	847,635	706,692
3.00%, due 3/1/50	919,575	766,995
3.00%, due 5/1/50	771,695	642,212
3.00%, due 7/1/50	1,442,659	1,203,283
3.00%, due 11/1/51	2,467,373	2,044,848
3.50%, due 11/1/44	371,310	329,278
3.50%, due 3/1/45	425,284	374,051
3.50%, due 8/1/46	283,793	248,933
3.50%, due 10/1/47	180,064	157,643

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
3.50%, due 2/1/48	$ 97,418	$ 85,288
3.50%, due 8/1/49	503,887	444,544
3.50%, due 9/1/50	1,640,658	1,459,317
4.00%, due 1/1/46	371,822	340,469
4.00%, due 9/1/47	144,481	131,035
4.00%, due 7/1/48	365,819	331,649
4.00%, due 8/1/48	1,857,121	1,680,314
4.00%, due 9/1/48	322,219	290,091
4.00%, due 4/1/49	92,114	83,185
4.00%, due 3/1/50	702,688	633,773
4.50%, due 2/1/41	1,244,032	1,175,232
4.50%, due 4/1/41	2,996,561	2,830,808
4.50%, due 8/1/42	488,898	461,849
4.50%, due 8/1/44	562,984	531,836
5.00%, due 9/1/41	1,070,344	1,047,147
5.00%, due 10/1/41	839,618	822,675
5.50%, due 7/1/41	1,564,597	1,556,990
6.00%, due 7/1/39	352,982	358,897
6.00%, due 9/1/53	425,000	419,956
6.50%, due 10/1/39	64,499	65,857
6.50%, due 9/1/53	1,734,683	1,743,062
		60,971,342
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.4%
GNMA II, Other
2.50%, due 1/20/50	247,297	198,464
GNMA II, Single Family, 30 Year
4.00%, due 11/20/49	335,878	304,330
4.50%, due 7/20/49	274,578	256,734
		759,528
United States Treasury Bonds 1.6%
U.S. Treasury Bonds
3.00%, due 5/15/45	2,790,000	2,071,902
4.375%, due 11/15/39	1,200,000	1,141,922
		3,213,824
United States Treasury Inflation - Indexed Notes 2.5%
U.S. Treasury Inflation Linked Notes (f)
0.125%, due 1/15/30	3,291,175	2,868,722
0.125%, due 7/15/30	2,408,406	2,086,846
		4,955,568
United States Treasury Notes 18.6%
U.S. Treasury Notes
0.375%, due 9/15/24	1,600,000	1,524,688
0.375%, due 4/30/25	5,000,000	4,635,352
1.375%, due 10/31/28	3,050,000	2,602,150
1.50%, due 2/15/30	13,865,000	11,492,785
2.25%, due 4/30/24	2,250,000	2,208,867
2.375%, due 8/15/24	1,695,000	1,650,175
2.625%, due 1/31/26	5,900,000	5,600,160
3.00%, due 10/31/25	7,805,000	7,494,629
		37,208,806
Total U.S. Government & Federal Agencies (Cost $163,962,386)		138,235,786
Total Long-Term Bonds (Cost $233,615,112)		197,582,860

	Shares	Value
Short-Term Investments 0.6%
Affiliated Investment Company 0.5%
MainStay U.S. Government Liquidity Fund, 5.242% (g)	925,782	$ 925,782

	Principal Amount

U.S. Treasury Debt 0.1%
U.S. Treasury Bills (h)
5.309%, due 11/2/23	$ 250,000	248,861
5.368%, due 12/12/23	50,000	49,477
Total U.S. Treasury Debt (Cost $298,309)		298,338
Total Short-Term Investments (Cost $1,224,091)		1,224,120
Total Investments (Cost $234,839,203)	99.7%	198,806,980
Other Assets, Less Liabilities	0.3	558,953
Net Assets	100.0%	$ 199,365,933

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(b)	Floating rate—Rate shown was the rate in effect as of September 30, 2023.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2023.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2023.
(f)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(g)	Current yield as of September 30, 2023.
(h)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 844	$ 28,171	$ (28,089)	$ —	$ —	$ 926	$ 35	$ —	926
Futures Contracts
As of September 30, 2023, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 10 Year Notes	18	December 2023	$ 1,977,797	$ 1,945,125	$ (32,672)

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
U.S. Treasury 10 Year Ultra Bonds	16	December 2023	$ 1,829,787	$ 1,785,000	$ (44,787)
Net Unrealized Depreciation					$ (77,459)

1.	As of September 30, 2023, cash in the amount of $80,800 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2023.
Abbreviation(s):
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
UMBS—Uniform Mortgage Backed Securities
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 4,159,714	$ —	$ 4,159,714
Corporate Bonds	—	2,901,156	—	2,901,156
Mortgage-Backed Securities	—	46,774,939	—	46,774,939
Municipal Bonds	—	5,511,265	—	5,511,265
U.S. Government & Federal Agencies	—	138,235,786	—	138,235,786
Total Long-Term Bonds	—	197,582,860	—	197,582,860
Short-Term Investments
Affiliated Investment Company	925,782	—	—	925,782
U.S. Treasury Debt	—	298,338	—	298,338
Total Short-Term Investments	925,782	298,338	—	1,224,120
Total Investments in Securities	$ 925,782	$ 197,881,198	$ —	$ 198,806,980
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (77,459)	$ —	$ —	$ (77,459)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Wellington Growth Portfolio
Portfolio of Investments September 30, 2023†^(Unaudited)
	Shares	Value
Common Stocks 97.2%
Aerospace & Defense 1.5%
Airbus SE, ADR	114,709	$ 3,838,163
General Dynamics Corp.	21,077	4,657,385
		8,495,548
Automobiles 0.6%
Tesla, Inc. (a)	13,149	3,290,143
Beverages 0.7%
Constellation Brands, Inc., Class A	15,010	3,772,463
Biotechnology 0.6%
Vertex Pharmaceuticals, Inc. (a)	9,610	3,341,781
Broadline Retail 4.7%
Amazon.com, Inc. (a)	208,828	26,546,215
Capital Markets 4.7%
Ares Management Corp.	35,284	3,629,665
Blackstone, Inc.	68,338	7,321,733
MSCI, Inc.	12,998	6,669,014
S&P Global, Inc.	25,608	9,357,419
		26,977,831
Commercial Services & Supplies 1.0%
Copart, Inc. (a)	128,303	5,528,576
Consumer Finance 1.2%
American Express Co.	47,341	7,062,804
Energy Equipment & Services 0.9%
Schlumberger NV	84,632	4,934,046
Financial Services 9.2%
FleetCor Technologies, Inc. (a)	43,686	11,154,783
Global Payments, Inc.	53,572	6,181,673
Mastercard, Inc., Class A	67,212	26,609,903
Visa, Inc., Class A	37,767	8,686,788
		52,633,147
Ground Transportation 1.9%
Uber Technologies, Inc. (a)	237,481	10,921,751
Health Care Equipment & Supplies 2.8%
Align Technology, Inc. (a)	12,312	3,759,100
Boston Scientific Corp. (a)	119,864	6,328,819

	Shares	Value
Common Stocks
Health Care Equipment & Supplies
Stryker Corp.	20,928	$ 5,718,995
		15,806,914
Health Care Providers & Services 3.1%
UnitedHealth Group, Inc.	34,842	17,566,988
Health Care REITs 0.9%
Welltower, Inc.	60,256	4,936,172
Hotels, Restaurants & Leisure 3.2%
Airbnb, Inc., Class A (a)	65,207	8,947,052
Chipotle Mexican Grill, Inc. (a)	1,513	2,771,559
Hilton Worldwide Holdings, Inc.	45,398	6,817,872
		18,536,483
Insurance 2.7%
Marsh & McLennan Cos., Inc.	31,330	5,962,099
Progressive Corp. (The)	67,557	9,410,690
		15,372,789
Interactive Media & Services 11.2%
Alphabet, Inc., Class C (a)	276,370	36,439,385
Meta Platforms, Inc., Class A (a)	73,125	21,952,856
ZoomInfo Technologies, Inc. (a)	324,867	5,327,819
		63,720,060
IT Services 2.0%
MongoDB, Inc. (a)	7,301	2,525,124
Okta, Inc. (a)	61,660	5,025,906
Shopify, Inc., Class A (a)	25,942	1,415,655
VeriSign, Inc. (a)	12,851	2,602,713
		11,569,398
Life Sciences Tools & Services 2.3%
Danaher Corp.	28,770	7,137,837
Illumina, Inc. (a)	24,566	3,372,421
Mettler-Toledo International, Inc. (a)	2,359	2,613,937
		13,124,195
Machinery 0.3%
IDEX Corp.	7,522	1,564,726
Media 0.0% ‡
Interpublic Group of Cos., Inc. (The)	7,626	218,561
Personal Care Products 0.3%
Estee Lauder Cos., Inc. (The), Class A	13,621	1,968,916

	Shares	Value
Common Stocks
Pharmaceuticals 3.1%
Eli Lilly & Co.	15,918	$ 8,550,036
Zoetis, Inc.	51,538	8,966,581
		17,516,617
Professional Services 1.5%
TransUnion	117,013	8,400,363
Semiconductors & Semiconductor Equipment 7.9%
ARM Holdings plc, ADR (a)(b)	13,571	726,320
ASML Holding NV (Registered)	8,701	5,121,931
Microchip Technology, Inc.	83,264	6,498,755
Monolithic Power Systems, Inc.	14,358	6,633,396
NVIDIA Corp.	59,277	25,784,902
		44,765,304
Software 17.3%
ANSYS, Inc. (a)	12,925	3,845,834
Atlassian Corp., Class A (a)	36,367	7,328,314
Cadence Design Systems, Inc. (a)	17,172	4,023,400
HubSpot, Inc. (a)	7,759	3,821,307
Intuit, Inc.	14,579	7,448,994
Microsoft Corp.	188,296	59,454,462
Salesforce, Inc. (a)	22,714	4,605,945
ServiceNow, Inc. (a)	13,626	7,616,389
		98,144,645
Specialized REITs 1.9%
American Tower Corp.	32,614	5,363,372
Equinix, Inc.	7,204	5,231,977
		10,595,349
Specialty Retail 1.6%
TJX Cos., Inc. (The)	100,946	8,972,080
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.	244,928	41,934,123
Textiles, Apparel & Luxury Goods 0.7%
Lululemon Athletica, Inc. (a)	10,655	4,108,675
Total Common Stocks (Cost $496,453,147)		552,326,663
Short-Term Investments 2.8%
Affiliated Investment Company 2.7%
MainStay U.S. Government Liquidity Fund, 5.242% (c)	15,180,510	15,180,510

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 5.34% (c)(d)	770,098	$ 770,098
Total Short-Term Investments (Cost $15,950,608)		15,950,608
Total Investments (Cost $512,403,755)	100.0%	568,277,271
Other Assets, Less Liabilities	(0.0)‡	(110,054)
Net Assets	100.0%	$ 568,167,217

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2023, the aggregate market value of securities on loan was $726,266. The Portfolio received cash collateral with a value of $770,098.
(c)	Current yield as of September 30, 2023.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 16,085	$ 90,164	$ (91,068)	$ —	$ —	$ 15,181	$ 327	$ —	15,181
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 552,326,663	$ —	$ —	$ 552,326,663
Short-Term Investments
Affiliated Investment Company	15,180,510	—	—	15,180,510
Unaffiliated Investment Company	770,098	—	—	770,098
Total Short-Term Investments	15,950,608	—	—	15,950,608
Total Investments in Securities	$ 568,277,271	$ —	$ —	$ 568,277,271

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay High Yield Corporate Bond Portfolio
Portfolio of Investments September 30, 2023†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 93.2%
Convertible Bonds 0.8%
Energy-Alternate Sources 0.1%
NextEra Energy Partners LP
2.50%, due 6/15/26 (a)	$ 3,400,000	$ 2,900,200
Media 0.5%
DISH Network Corp.
2.375%, due 3/15/24	7,490,000	7,218,488
3.375%, due 8/15/26	7,295,000	4,420,770
		11,639,258
Oil & Gas Services 0.2%
Forum Energy Technologies, Inc.
9.00% (6.25% Cash and 2.75% PIK), due 8/4/25 (b)	4,829,915	4,788,285
Total Convertible Bonds (Cost $22,278,404)		19,327,743
Corporate Bonds 86.9%
Advertising 1.1%
Lamar Media Corp.
3.625%, due 1/15/31	10,265,000	8,359,405
3.75%, due 2/15/28	6,320,000	5,593,700
4.00%, due 2/15/30	6,400,000	5,424,000
4.875%, due 1/15/29	2,570,000	2,325,850
Outfront Media Capital LLC (a)
4.25%, due 1/15/29	2,000,000	1,587,040
5.00%, due 8/15/27	6,070,000	5,348,164
		28,638,159
Aerospace & Defense 1.9%
F-Brasile SpA
Series XR
7.375%, due 8/15/26 (a)	5,587,000	5,193,059
Rolls-Royce plc
5.75%, due 10/15/27 (a)	3,210,000	3,097,195
TransDigm, Inc.
4.625%, due 1/15/29	5,180,000	4,524,057
4.875%, due 5/1/29	4,155,000	3,650,551
6.25%, due 3/15/26 (a)	23,850,000	23,434,549
6.75%, due 8/15/28 (a)	4,835,000	4,760,002
6.875%, due 12/15/30 (a)	2,500,000	2,451,361
7.50%, due 3/15/27	2,780,000	2,785,054
		49,895,828
Airlines 0.5%
American Airlines, Inc. (a)
5.50%, due 4/20/26	2,873,750	2,806,685
5.75%, due 4/20/29	3,750,000	3,487,688

	Principal Amount	Value
Corporate Bonds
Airlines
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	$ 1,928,032	$ 1,872,694
7.00%, due 5/1/25	713,000	720,740
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	4,254,368	4,215,234
		13,103,041
Auto Manufacturers 1.9%
Ford Holdings LLC
9.30%, due 3/1/30	8,454,000	9,187,723
Ford Motor Co.
6.10%, due 8/19/32	2,345,000	2,208,785
Ford Motor Credit Co. LLC
3.375%, due 11/13/25	3,000,000	2,783,448
4.00%, due 11/13/30	2,000,000	1,670,391
4.125%, due 8/17/27	1,000,000	910,776
4.271%, due 1/9/27	1,647,000	1,521,137
4.389%, due 1/8/26	750,000	707,872
5.125%, due 6/16/25	3,500,000	3,388,080
6.80%, due 5/12/28	3,835,000	3,830,564
6.95%, due 6/10/26	2,310,000	2,307,170
7.20%, due 6/10/30	1,500,000	1,507,500
7.35%, due 3/6/30	2,000,000	2,025,356
JB Poindexter & Co., Inc.
7.125%, due 4/15/26 (a)	12,982,000	12,629,204
PM General Purchaser LLC
9.50%, due 10/1/28 (a)	3,775,000	3,509,618
		48,187,624
Auto Parts & Equipment 2.2%
Adient Global Holdings Ltd. (a)
4.875%, due 8/15/26	3,000,000	2,829,421
7.00%, due 4/15/28	1,000,000	991,893
8.25%, due 4/15/31	1,300,000	1,301,843
Dealer Tire LLC
8.00%, due 2/1/28 (a)	5,540,000	5,193,750
IHO Verwaltungs GmbH (a)(b)
4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	7,973,000	7,302,488
6.00% (6.00% Cash or 6.75% PIK), due 5/15/27	11,976,000	11,117,605
6.375% (6.375% Cash or 7.125% PIK), due 5/15/29	11,645,000	10,505,693
Real Hero Merger Sub 2, Inc.
6.25%, due 2/1/29 (a)	9,550,000	7,372,605
Tenneco, Inc.
8.00%, due 11/17/28 (a)	6,095,000	4,959,806
ZF North America Capital, Inc. (a)
6.875%, due 4/14/28	2,475,000	2,421,725
7.125%, due 4/14/30	3,000,000	2,939,343
		56,936,172

	Principal Amount	Value
Corporate Bonds
Beverages 0.0% ‡
Primo Water Holdings, Inc.
4.375%, due 4/30/29 (a)	$ 1,500,000	$ 1,282,500
Building Materials 1.4%
Builders FirstSource, Inc.
6.375%, due 6/15/32 (a)	3,000,000	2,823,925
Emerald Debt Merger Sub LLC
6.625%, due 12/15/30 (a)	7,000,000	6,738,723
James Hardie International Finance DAC
5.00%, due 1/15/28 (a)	8,011,000	7,472,588
Knife River Corp.
7.75%, due 5/1/31 (a)	3,490,000	3,497,119
New Enterprise Stone & Lime Co., Inc.
5.25%, due 7/15/28 (a)	2,500,000	2,243,175
PGT Innovations, Inc.
4.375%, due 10/1/29 (a)	4,360,000	4,020,283
Summit Materials LLC (a)
5.25%, due 1/15/29	4,380,000	3,977,013
6.50%, due 3/15/27	5,635,000	5,501,653
		36,274,479
Chemicals 3.0%
ASP Unifrax Holdings, Inc. (a)
5.25%, due 9/30/28	5,505,000	3,920,358
7.50%, due 9/30/29	5,990,000	3,255,743
Avient Corp. (a)
5.75%, due 5/15/25	2,000,000	1,963,548
7.125%, due 8/1/30	3,405,000	3,345,032
CVR Partners LP
6.125%, due 6/15/28 (a)	1,700,000	1,527,661
GPD Cos., Inc.
10.125%, due 4/1/26 (a)	9,575,000	8,825,143
Innophos Holdings, Inc.
9.375%, due 2/15/28 (a)	7,096,000	6,798,560
Iris Holdings, Inc.
8.75% (8.75% Cash or 9.50% PIK), due 2/15/26 (a)(b)	5,105,000	4,583,831
Mativ Holdings, Inc.
6.875%, due 10/1/26 (a)	3,000,000	2,737,500
NOVA Chemicals Corp. (a)
4.875%, due 6/1/24	2,635,000	2,588,859
5.25%, due 6/1/27	4,520,000	3,912,906
Olympus Water US Holding Corp. (a)
7.125%, due 10/1/27	1,955,000	1,808,301
9.75%, due 11/15/28	7,825,000	7,808,085
SCIH Salt Holdings, Inc. (a)
4.875%, due 5/1/28	6,000,000	5,292,641
6.625%, due 5/1/29	7,300,000	6,255,422

	Principal Amount	Value
Corporate Bonds
Chemicals
SCIL IV LLC
5.375%, due 11/1/26 (a)	$ 3,700,000	$ 3,380,759
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	10,450,000	8,374,943
WR Grace Holdings LLC
7.375%, due 3/1/31 (a)	1,360,000	1,318,498
		77,697,790
Coal 0.1%
Coronado Finance Pty. Ltd.
10.75%, due 5/15/26 (a)	2,430,000	2,515,113
Warrior Met Coal, Inc.
7.875%, due 12/1/28 (a)	1,337,000	1,340,801
		3,855,914
Commercial Services 2.4%
AMN Healthcare, Inc.
4.625%, due 10/1/27 (a)	2,430,000	2,196,112
Ashtead Capital, Inc.
4.25%, due 11/1/29 (a)	2,000,000	1,770,884
Gartner, Inc.
3.75%, due 10/1/30 (a)	4,635,000	3,889,707
Graham Holdings Co.
5.75%, due 6/1/26 (a)	11,107,000	10,718,255
Korn Ferry
4.625%, due 12/15/27 (a)	4,000,000	3,680,000
MPH Acquisition Holdings LLC
5.75%, due 11/1/28 (a)	3,000,000	2,251,500
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	7,595,000	6,664,620
Service Corp. International
3.375%, due 8/15/30	902,000	727,012
4.00%, due 5/15/31	6,650,000	5,459,526
TriNet Group, Inc.
7.125%, due 8/15/31 (a)	1,750,000	1,732,500
United Rentals North America, Inc.
3.75%, due 1/15/32	2,000,000	1,613,603
3.875%, due 2/15/31	3,500,000	2,911,317
4.875%, due 1/15/28	1,000,000	934,103
5.50%, due 5/15/27	500,000	485,894
Williams Scotsman International, Inc. (a)
4.625%, due 8/15/28	4,270,000	3,821,650
6.125%, due 6/15/25	4,705,000	4,657,950
Williams Scotsman, Inc.
7.375%, due 10/1/31 (a)	2,750,000	2,734,997
WW International, Inc.
4.50%, due 4/15/29 (a)	7,000,000	4,917,500
		61,167,130

	Principal Amount	Value
Corporate Bonds
Computers 0.1%
McAfee Corp.
7.375%, due 2/15/30 (a)	$ 4,310,000	$ 3,608,301
Cosmetics & Personal Care 0.4%
Edgewell Personal Care Co. (a)
4.125%, due 4/1/29	6,780,000	5,763,000
5.50%, due 6/1/28	4,000,000	3,695,000
		9,458,000
Distribution & Wholesale 0.6%
G-III Apparel Group Ltd.
7.875%, due 8/15/25 (a)	5,450,000	5,409,125
H&E Equipment Services, Inc.
3.875%, due 12/15/28 (a)	3,120,000	2,664,150
Ritchie Bros Holdings, Inc. (a)
6.75%, due 3/15/28	2,065,000	2,060,250
7.75%, due 3/15/31	6,565,000	6,663,475
		16,797,000
Diversified Financial Services 1.9%
AG TTMT Escrow Issuer LLC
8.625%, due 9/30/27 (a)	6,787,000	6,828,604
Credit Acceptance Corp.
5.125%, due 12/31/24 (a)	3,055,000	2,975,493
6.625%, due 3/15/26	9,465,000	9,125,104
Enact Holdings, Inc.
6.50%, due 8/15/25 (a)	4,485,000	4,417,318
Jefferies Finance LLC
5.00%, due 8/15/28 (a)	10,185,000	8,575,833
LPL Holdings, Inc. (a)
4.00%, due 3/15/29	7,000,000	6,103,036
4.375%, due 5/15/31	3,630,000	3,105,292
4.625%, due 11/15/27	3,865,000	3,570,800
PennyMac Financial Services, Inc. (a)
4.25%, due 2/15/29	2,700,000	2,184,656
5.75%, due 9/15/31	2,300,000	1,881,307
StoneX Group, Inc.
8.625%, due 6/15/25 (a)	1,298,000	1,307,735
		50,075,178
Electric 2.3%
Clearway Energy Operating LLC
4.75%, due 3/15/28 (a)	4,050,000	3,622,157
DPL, Inc.
4.125%, due 7/1/25	5,815,000	5,509,713
Keystone Power Pass-Through Holders LLC
13.00% (1.00% Cash and 12.00% PIK), due 6/1/24 (a)(b)(c)	2,583,568	1,679,319

	Principal Amount	Value
Corporate Bonds
Electric
Leeward Renewable Energy Operations LLC
4.25%, due 7/1/29 (a)	$ 3,650,000	$ 3,000,509
NextEra Energy Operating Partners LP
3.875%, due 10/15/26 (a)	4,000,000	3,621,662
NRG Energy, Inc.
6.625%, due 1/15/27	2,555,000	2,502,756
Pattern Energy Operations LP
4.50%, due 8/15/28 (a)	4,205,000	3,652,042
PG&E Corp.
5.00%, due 7/1/28	4,770,000	4,320,568
5.25%, due 7/1/30	3,840,000	3,337,197
Talen Energy Supply LLC
8.625%, due 6/1/30 (a)	10,745,000	11,014,716
TransAlta Corp.
7.75%, due 11/15/29	3,300,000	3,341,250
Vistra Corp. (a)(d)(e)
7.00% (5 Year Treasury Constant Maturity Rate + 5.74%), due 12/15/26	3,350,000	3,056,875
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26	7,800,000	7,426,784
Vistra Operations Co. LLC
5.00%, due 7/31/27 (a)	3,300,000	3,033,982
		59,119,530
Electrical Components & Equipment 0.3%
WESCO Distribution, Inc. (a)
7.125%, due 6/15/25	4,535,000	4,545,707
7.25%, due 6/15/28	2,500,000	2,512,129
		7,057,836
Engineering & Construction 0.5%
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	4,000,000	3,280,790
Railworks Holdings LP
8.25%, due 11/15/28 (a)	2,800,000	2,653,700
TopBuild Corp.
4.125%, due 2/15/32 (a)	3,000,000	2,435,540
Weekley Homes LLC
4.875%, due 9/15/28 (a)	5,800,000	5,033,530
		13,403,560
Entertainment 3.4%
Affinity Interactive
6.875%, due 12/15/27 (a)	3,939,000	3,339,403
Allen Media LLC
10.50%, due 2/15/28 (a)	2,505,000	1,432,785
Boyne USA, Inc.
4.75%, due 5/15/29 (a)	3,845,000	3,363,049
Caesars Entertainment, Inc.
7.00%, due 2/15/30 (a)	3,500,000	3,405,716

	Principal Amount	Value
Corporate Bonds
Entertainment
CCM Merger, Inc.
6.375%, due 5/1/26 (a)	$ 2,170,000	$ 2,075,540
CDI Escrow Issuer, Inc.
5.75%, due 4/1/30 (a)	6,190,000	5,592,160
Churchill Downs, Inc. (a)
4.75%, due 1/15/28	13,847,000	12,490,563
5.50%, due 4/1/27	9,256,000	8,822,737
6.75%, due 5/1/31	3,340,000	3,156,300
International Game Technology plc
6.25%, due 1/15/27 (a)	7,225,000	7,071,912
Jacobs Entertainment, Inc. (a)
6.75%, due 2/15/29	6,470,000	5,742,125
6.75%, due 2/15/29	2,325,000	1,993,408
Light & Wonder International, Inc.
7.50%, due 9/1/31 (a)	4,400,000	4,348,746
Live Nation Entertainment, Inc. (a)
3.75%, due 1/15/28	1,000,000	882,500
6.50%, due 5/15/27	6,435,000	6,344,855
Merlin Entertainments Ltd.
5.75%, due 6/15/26 (a)	10,940,000	10,446,337
Midwest Gaming Borrower LLC
4.875%, due 5/1/29 (a)	2,280,000	1,941,124
Motion Bondco DAC
6.625%, due 11/15/27 (a)	4,500,000	4,162,500
Vail Resorts, Inc.
6.25%, due 5/15/25 (a)	2,800,000	2,784,908
		89,396,668
Food 1.0%
B&G Foods, Inc.
5.25%, due 4/1/25	4,707,000	4,619,086
8.00%, due 9/15/28 (a)	3,250,000	3,254,434
Lamb Weston Holdings, Inc.
4.875%, due 5/15/28 (a)	3,300,000	3,043,744
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (a)	5,130,000	4,693,950
Simmons Foods, Inc.
4.625%, due 3/1/29 (a)	6,850,000	5,619,226
United Natural Foods, Inc.
6.75%, due 10/15/28 (a)	6,940,000	5,290,362
		26,520,802
Food Service 0.3%
Aramark Services, Inc.
6.375%, due 5/1/25 (a)	6,500,000	6,603,610

	Principal Amount	Value
Corporate Bonds
Forest Products & Paper 1.3%
Glatfelter Corp.
4.75%, due 11/15/29 (a)	$ 1,195,000	$ 786,902
Mercer International, Inc.
5.125%, due 2/1/29	14,470,000	11,409,773
5.50%, due 1/15/26	2,115,000	1,986,527
12.875%, due 10/1/28 (a)	4,000,000	4,043,792
Smurfit Kappa Treasury Funding DAC
7.50%, due 11/20/25	15,843,000	16,053,136
		34,280,130
Gas 0.3%
AmeriGas Partners LP
5.75%, due 5/20/27	2,485,000	2,329,311
5.875%, due 8/20/26	6,885,000	6,622,851
		8,952,162
Hand & Machine Tools 0.4%
Regal Rexnord Corp. (a)
6.05%, due 2/15/26	1,750,000	1,730,490
6.05%, due 4/15/28	1,750,000	1,702,167
6.30%, due 2/15/30	1,550,000	1,497,257
6.40%, due 4/15/33	1,000,000	963,208
Werner FinCo. LP (a)
11.50%, due 6/15/28	1,000,000	1,026,250
14.50% (8.75% Cash and 5.75% PIK), due 10/15/28 (b)(c)	4,250,000	3,442,500
		10,361,872
Healthcare-Products 1.5%
Bausch & Lomb Escrow Corp.
8.375%, due 10/1/28 (a)	8,485,000	8,510,200
Garden Spinco Corp.
8.625%, due 7/20/30 (a)	4,000,000	4,175,422
Hologic, Inc. (a)
3.25%, due 2/15/29	8,500,000	7,179,977
4.625%, due 2/1/28	2,000,000	1,840,315
Teleflex, Inc.
4.25%, due 6/1/28 (a)	9,615,000	8,601,098
4.625%, due 11/15/27	3,500,000	3,211,250
Varex Imaging Corp.
7.875%, due 10/15/27 (a)	4,637,000	4,648,593
		38,166,855
Healthcare-Services 4.8%
Acadia Healthcare Co., Inc. (a)
5.00%, due 4/15/29	1,750,000	1,573,408
5.50%, due 7/1/28	1,850,000	1,720,434
Catalent Pharma Solutions, Inc. (a)
3.125%, due 2/15/29	5,995,000	4,917,069
3.50%, due 4/1/30	1,150,000	946,818

	Principal Amount	Value
Corporate Bonds
Healthcare-Services
Catalent Pharma Solutions, Inc. (a)
5.00%, due 7/15/27	$ 4,500,000	$ 4,128,362
CHS/Community Health Systems, Inc.
5.25%, due 5/15/30 (a)	3,000,000	2,280,529
DaVita, Inc. (a)
3.75%, due 2/15/31	2,700,000	2,051,350
4.625%, due 6/1/30	4,000,000	3,284,485
Encompass Health Corp.
4.50%, due 2/1/28	5,500,000	5,011,143
4.625%, due 4/1/31	3,875,000	3,284,755
4.75%, due 2/1/30	7,650,000	6,767,888
HCA, Inc.
5.375%, due 2/1/25	6,530,000	6,460,892
5.875%, due 2/15/26	7,600,000	7,557,876
7.50%, due 11/6/33	12,100,000	12,666,200
7.58%, due 9/15/25	3,507,000	3,580,576
7.69%, due 6/15/25	9,035,000	9,245,150
8.36%, due 4/15/24	4,450,000	4,499,131
HealthEquity, Inc.
4.50%, due 10/1/29 (a)	2,650,000	2,282,644
IQVIA, Inc. (a)
5.00%, due 10/15/26	8,997,000	8,601,591
5.70%, due 5/15/28	1,150,000	1,117,271
6.50%, due 5/15/30	2,000,000	1,957,538
LifePoint Health, Inc. (a)
5.375%, due 1/15/29	4,900,000	3,420,795
11.00%, due 10/15/30	5,025,000	5,025,000
ModivCare Escrow Issuer, Inc.
5.00%, due 10/1/29 (a)	255,000	182,963
ModivCare, Inc.
5.875%, due 11/15/25 (a)	3,850,000	3,659,656
Molina Healthcare, Inc.
3.875%, due 11/15/30 (a)	2,000,000	1,655,216
RegionalCare Hospital Partners Holdings, Inc.
9.75%, due 12/1/26 (a)	12,915,000	12,503,138
Select Medical Corp.
6.25%, due 8/15/26 (a)	2,000,000	1,953,962
Tenet Healthcare Corp.
6.75%, due 5/15/31 (a)	3,000,000	2,893,411
		125,229,251
Holding Companies-Diversified 0.7%
Benteler International AG
10.50%, due 5/15/28 (a)	9,735,000	9,745,538
Stena International SA
6.125%, due 2/1/25 (a)	9,525,000	9,382,125
		19,127,663

	Principal Amount	Value
Corporate Bonds
Home Builders 2.0%
Adams Homes, Inc.
7.50%, due 2/15/25 (a)	$ 4,630,000	$ 4,543,299
Brookfield Residential Properties, Inc.
6.25%, due 9/15/27 (a)	4,855,000	4,371,054
Century Communities, Inc.
3.875%, due 8/15/29 (a)	4,775,000	3,950,888
6.75%, due 6/1/27	6,775,000	6,657,878
Installed Building Products, Inc.
5.75%, due 2/1/28 (a)	6,945,000	6,392,438
M/I Homes, Inc.
3.95%, due 2/15/30	1,695,000	1,379,690
4.95%, due 2/1/28	3,000,000	2,703,735
Meritage Homes Corp.
3.875%, due 4/15/29 (a)	5,423,000	4,665,027
Shea Homes LP
4.75%, due 2/15/28	7,300,000	6,545,510
4.75%, due 4/1/29	1,923,000	1,668,106
STL Holding Co. LLC
7.50%, due 2/15/26 (a)	2,700,000	2,496,609
Winnebago Industries, Inc.
6.25%, due 7/15/28 (a)	6,785,000	6,507,498
		51,881,732
Household Products & Wares 0.2%
Central Garden & Pet Co.
4.125%, due 10/15/30	2,020,000	1,684,103
4.125%, due 4/30/31 (a)	4,323,000	3,524,511
		5,208,614
Housewares 0.5%
Scotts Miracle-Gro Co. (The)
4.00%, due 4/1/31	6,500,000	4,966,195
4.375%, due 2/1/32	3,235,000	2,428,497
4.50%, due 10/15/29	6,400,000	5,232,160
		12,626,852
Insurance 1.1%
BroadStreet Partners, Inc.
5.875%, due 4/15/29 (a)	5,500,000	4,852,750
Fairfax Financial Holdings Ltd.
8.30%, due 4/15/26	4,273,000	4,435,231
Fidelity & Guaranty Life Holdings, Inc.
5.50%, due 5/1/25 (a)	1,000,000	976,257
MGIC Investment Corp.
5.25%, due 8/15/28	6,708,000	6,246,592
NMI Holdings, Inc.
7.375%, due 6/1/25 (a)	3,245,000	3,227,741
Ryan Specialty LLC
4.375%, due 2/1/30 (a)	1,000,000	870,823

	Principal Amount	Value
Corporate Bonds
Insurance
USI, Inc.
6.875%, due 5/1/25 (a)	$ 6,750,000	$ 6,698,008
		27,307,402
Internet 1.7%
Cars.com, Inc.
6.375%, due 11/1/28 (a)	5,860,000	5,325,275
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	4,100,000	4,019,495
Netflix, Inc.
5.75%, due 3/1/24	3,584,000	3,570,918
5.875%, due 11/15/28	8,800,000	8,849,817
Uber Technologies, Inc. (a)
7.50%, due 5/15/25	2,400,000	2,415,000
7.50%, due 9/15/27	6,065,000	6,115,364
VeriSign, Inc.
4.75%, due 7/15/27	6,000,000	5,759,358
5.25%, due 4/1/25	6,809,000	6,743,353
		42,798,580
Investment Companies 0.7%
Compass Group Diversified Holdings LLC (a)
5.00%, due 1/15/32	2,490,000	2,029,668
5.25%, due 4/15/29	8,695,000	7,601,937
Icahn Enterprises LP
5.25%, due 5/15/27	4,000,000	3,515,920
6.25%, due 5/15/26	4,000,000	3,716,171
		16,863,696
Iron & Steel 1.4%
Allegheny Ludlum LLC
6.95%, due 12/15/25	7,400,000	7,418,870
Big River Steel LLC
6.625%, due 1/31/29 (a)	7,595,000	7,504,164
Mineral Resources Ltd. (a)
8.125%, due 5/1/27	12,500,000	12,331,000
8.50%, due 5/1/30	3,375,000	3,310,947
9.25%, due 10/1/28	5,480,000	5,534,800
		36,099,781
Leisure Time 2.0%
Carnival Corp. (a)
4.00%, due 8/1/28	8,500,000	7,370,150
5.75%, due 3/1/27	14,620,000	13,234,378
6.00%, due 5/1/29	7,620,000	6,499,729
7.00%, due 8/15/29	2,000,000	1,972,053
9.875%, due 8/1/27	7,000,000	7,307,475
Carnival Holdings Bermuda Ltd.
10.375%, due 5/1/28 (a)	4,675,000	5,012,858

	Principal Amount	Value
Corporate Bonds
Leisure Time
Royal Caribbean Cruises Ltd. (a)
5.375%, due 7/15/27	$ 2,700,000	$ 2,498,855
5.50%, due 4/1/28	5,000,000	4,584,958
7.25%, due 1/15/30	3,450,000	3,419,268
		51,899,724
Lodging 1.8%
Boyd Gaming Corp.
4.75%, due 12/1/27	11,630,000	10,706,413
4.75%, due 6/15/31 (a)	13,995,000	11,909,411
Hilton Domestic Operating Co., Inc.
4.00%, due 5/1/31 (a)	10,490,000	8,818,695
4.875%, due 1/15/30	8,545,000	7,776,610
5.75%, due 5/1/28 (a)	2,200,000	2,126,791
Marriott International, Inc.
Series GG
3.50%, due 10/15/32	3,500,000	2,863,701
Station Casinos LLC
4.50%, due 2/15/28 (a)	1,500,000	1,308,495
		45,510,116
Machinery—Construction & Mining 0.3%
Terex Corp.
5.00%, due 5/15/29 (a)	2,150,000	1,925,379
Vertiv Group Corp.
4.125%, due 11/15/28 (a)	6,755,000	5,937,718
		7,863,097
Machinery-Diversified 0.6%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (f)(g)(h)	5,030,000	—
Chart Industries, Inc.
7.50%, due 1/1/30 (a)	3,000,000	3,016,440
Maxim Crane Works Holdings Capital LLC
11.50%, due 9/1/28 (a)	3,205,000	3,120,869
TK Elevator Holdco GmbH
7.625%, due 7/15/28 (a)	2,148,000	1,955,169
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (a)	9,040,000	8,285,416
		16,377,894
Media 6.5%
Block Communications, Inc.
4.875%, due 3/1/28 (a)	4,175,000	3,454,812
Cable One, Inc.
4.00%, due 11/15/30 (a)	10,325,000	7,865,585
CCO Holdings LLC
4.25%, due 2/1/31 (a)	12,120,000	9,647,987
4.25%, due 1/15/34 (a)	7,265,000	5,349,060

	Principal Amount	Value
Corporate Bonds
Media
CCO Holdings LLC
4.50%, due 8/15/30 (a)	$ 13,555,000	$ 11,126,122
4.50%, due 5/1/32	11,250,000	8,829,539
4.50%, due 6/1/33 (a)	4,700,000	3,596,155
4.75%, due 3/1/30 (a)	7,715,000	6,476,367
5.00%, due 2/1/28 (a)	8,550,000	7,764,582
5.125%, due 5/1/27 (a)	12,000,000	11,180,594
5.375%, due 6/1/29 (a)	4,780,000	4,288,655
CSC Holdings LLC (a)
5.75%, due 1/15/30	6,705,000	3,756,783
6.50%, due 2/1/29	3,090,000	2,559,867
7.50%, due 4/1/28	2,250,000	1,460,914
11.25%, due 5/15/28	3,405,000	3,391,675
Directv Financing LLC
5.875%, due 8/15/27 (a)	12,255,000	10,835,624
DISH DBS Corp.
5.125%, due 6/1/29	1,500,000	831,570
7.75%, due 7/1/26	7,675,000	5,756,250
LCPR Senior Secured Financing DAC (a)
5.125%, due 7/15/29	4,255,000	3,422,698
6.75%, due 10/15/27	13,896,000	12,763,476
News Corp. (a)
3.875%, due 5/15/29	10,070,000	8,660,200
5.125%, due 2/15/32	3,085,000	2,695,519
Scripps Escrow II, Inc.
3.875%, due 1/15/29 (a)	4,805,000	3,613,540
Sirius XM Radio, Inc.
4.00%, due 7/15/28 (a)	2,750,000	2,347,312
Sterling Entertainment Enterprises LLC
10.25%, due 1/15/25 (c)(f)(h)	7,000,000	6,293,000
Videotron Ltd. (a)
5.125%, due 4/15/27	3,835,000	3,628,869
5.375%, due 6/15/24	9,580,000	9,496,462
Virgin Media Finance plc
5.00%, due 7/15/30 (a)	3,490,000	2,743,241
VZ Secured Financing BV
5.00%, due 1/15/32 (a)	5,285,000	4,151,655
		167,988,113
Metal Fabricate & Hardware 0.2%
Advanced Drainage Systems, Inc. (a)
5.00%, due 9/30/27	2,275,000	2,125,258
6.375%, due 6/15/30	3,030,000	2,910,163
		5,035,421
Mining 1.1%
Century Aluminum Co.
7.50%, due 4/1/28 (a)	8,835,000	8,371,770

	Principal Amount	Value
Corporate Bonds
Mining
Compass Minerals International, Inc.
6.75%, due 12/1/27 (a)	$ 7,990,000	$ 7,569,886
First Quantum Minerals Ltd.
6.875%, due 10/15/27 (a)	3,500,000	3,357,820
IAMGOLD Corp.
5.75%, due 10/15/28 (a)	9,760,000	7,637,200
Novelis Corp.
4.75%, due 1/30/30 (a)	1,000,000	865,450
		27,802,126
Miscellaneous—Manufacturing 1.0%
Amsted Industries, Inc. (a)
4.625%, due 5/15/30	2,615,000	2,214,224
5.625%, due 7/1/27	7,240,000	6,823,797
Calderys Financing LLC
11.25%, due 6/1/28 (a)	2,260,000	2,314,934
EnPro Industries, Inc.
5.75%, due 10/15/26	4,240,000	4,065,078
Hillenbrand, Inc.
5.75%, due 6/15/25	2,000,000	1,970,740
LSB Industries, Inc.
6.25%, due 10/15/28 (a)	4,735,000	4,290,004
Trinity Industries, Inc.
7.75%, due 7/15/28 (a)	3,230,000	3,250,188
		24,928,965
Office Furnishings 0.1%
Interface, Inc.
5.50%, due 12/1/28 (a)	4,445,000	3,778,771
Oil & Gas 6.5%
Ascent Resources Utica Holdings LLC (a)
7.00%, due 11/1/26	3,400,000	3,320,680
9.00%, due 11/1/27	2,684,000	3,381,840
California Resources Corp.
7.125%, due 2/1/26 (a)	3,500,000	3,517,408
Civitas Resources, Inc.
5.00%, due 10/15/26 (a)	1,350,000	1,266,354
Comstock Resources, Inc.
6.75%, due 3/1/29 (a)	4,320,000	3,973,935
Diamond Foreign Asset Co.
8.50%, due 10/1/30 (a)	3,420,000	3,420,479
Encino Acquisition Partners Holdings LLC
8.50%, due 5/1/28 (a)	10,805,000	10,374,637
EQT Corp.
6.125%, due 2/1/25 (i)	2,490,000	2,481,412
Gulfport Energy Corp.
8.00%, due 5/17/26	368,464	368,925

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Gulfport Energy Operating Corp.
8.00%, due 5/17/26 (a)	$ 8,284,024	$ 8,294,379
Gulfport Energy Operating Corp. Escrow Claim Shares (f)(g)
6.00%, due 10/15/24	15,745,000	—
6.375%, due 5/15/25	8,000,000	—
6.375%, due 1/15/26	4,441,000	—
Hilcorp Energy I LP (a)
5.75%, due 2/1/29	1,610,000	1,453,820
6.00%, due 4/15/30	2,400,000	2,163,968
6.25%, due 4/15/32	2,455,000	2,182,863
Marathon Oil Corp.
4.40%, due 7/15/27	3,000,000	2,821,741
Matador Resources Co.
5.875%, due 9/15/26	7,250,000	6,997,168
Moss Creek Resources Holdings, Inc.
7.50%, due 1/15/26 (a)	1,765,000	1,709,614
Noble Finance II LLC
8.00%, due 4/15/30 (a)	1,685,000	1,707,036
Occidental Petroleum Corp.
5.55%, due 3/15/26	10,200,000	10,065,564
5.875%, due 9/1/25	1,500,000	1,492,380
6.45%, due 9/15/36	3,100,000	3,043,998
7.50%, due 5/1/31	715,000	758,789
Parkland Corp. (a)
4.50%, due 10/1/29	5,000,000	4,281,625
4.625%, due 5/1/30	3,880,000	3,307,620
5.875%, due 7/15/27	3,130,000	2,978,495
Permian Resources Operating LLC (a)
5.375%, due 1/15/26	5,700,000	5,457,123
6.875%, due 4/1/27	5,958,000	5,872,934
7.75%, due 2/15/26	5,640,000	5,676,513
Range Resources Corp.
4.75%, due 2/15/30 (a)	1,000,000	887,500
8.25%, due 1/15/29	1,615,000	1,655,739
Rockcliff Energy II LLC
5.50%, due 10/15/29 (a)	11,110,000	9,998,619
Southwestern Energy Co.
5.375%, due 3/15/30	2,580,000	2,350,516
5.70%, due 1/23/25 (i)	1,008,000	993,275
8.375%, due 9/15/28	1,600,000	1,651,747
Sunoco LP
6.00%, due 4/15/27	2,000,000	1,938,468
Talos Production, Inc.
12.00%, due 1/15/26	19,985,000	20,838,959
Transocean Aquila Ltd.
8.00%, due 9/30/28 (a)(j)	2,250,000	2,250,000
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (a)	6,567,000	6,465,608

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Transocean Titan Financing Ltd.
8.375%, due 2/1/28 (a)	$ 2,500,000	$ 2,543,750
Transocean, Inc.
8.75%, due 2/15/30 (a)	8,098,750	8,280,972
Vital Energy, Inc.
7.75%, due 7/31/29 (a)	3,930,000	3,656,178
10.125%, due 1/15/28	3,790,000	3,862,980
		169,745,611
Oil & Gas Services 1.0%
Bristow Group, Inc.
6.875%, due 3/1/28 (a)	8,135,000	7,627,620
Nine Energy Service, Inc.
13.00%, due 2/1/28	7,825,000	7,136,874
Oceaneering International, Inc.
6.00%, due 2/1/28 (a)	2,965,000	2,793,223
Weatherford International Ltd. (a)
6.50%, due 9/15/28	4,495,000	4,495,450
8.625%, due 4/30/30	3,970,000	4,000,390
		26,053,557
Packaging & Containers 0.4%
Cascades USA, Inc. (a)
5.125%, due 1/15/26	2,810,000	2,689,883
5.375%, due 1/15/28	5,200,000	4,802,460
Owens-Brockway Glass Container, Inc.
7.25%, due 5/15/31 (a)	1,000,000	977,500
Sealed Air Corp.
6.125%, due 2/1/28 (a)	1,500,000	1,452,781
		9,922,624
Pharmaceuticals 2.7%
1375209 BC Ltd.
9.00%, due 1/30/28 (a)	991,000	979,577
180 Medical, Inc.
3.875%, due 10/15/29 (a)	3,270,000	2,763,064
Bausch Health Cos., Inc. (a)
7.00%, due 1/15/28	1,750,000	749,976
11.00%, due 9/30/28	4,000,000	2,713,800
14.00%, due 10/15/30	347,000	204,834
BellRing Brands, Inc.
7.00%, due 3/15/30 (a)	5,300,000	5,218,694
Grifols SA
4.75%, due 10/15/28 (a)	2,000,000	1,705,220
Jazz Securities DAC
4.375%, due 1/15/29 (a)	8,790,000	7,663,860
Organon & Co. (a)
4.125%, due 4/30/28	7,000,000	6,082,361
5.125%, due 4/30/31	4,500,000	3,606,087

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals
Owens & Minor, Inc. (a)
4.50%, due 3/31/29	$ 6,310,000	$ 5,193,004
6.625%, due 4/1/30	10,445,000	9,270,825
Par Pharmaceutical, Inc.
7.50%, due 4/1/27 (a)(g)(k)	14,976,000	10,632,960
Prestige Brands, Inc. (a)
3.75%, due 4/1/31	10,940,000	8,806,700
5.125%, due 1/15/28	4,895,000	4,553,887
		70,144,849
Pipelines 4.6%
ANR Pipeline Co.
7.375%, due 2/15/24	395,000	393,858
Antero Midstream Partners LP (a)
5.375%, due 6/15/29	1,500,000	1,373,381
5.75%, due 1/15/28	1,565,000	1,476,143
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	2,285,000	1,902,011
Crestwood Midstream Partners LP
8.00%, due 4/1/29 (a)	2,150,000	2,205,336
DT Midstream, Inc.
4.375%, due 6/15/31 (a)	1,975,000	1,660,805
Energy Transfer LP
4.40%, due 3/15/27	4,788,000	4,538,076
EnLink Midstream LLC
6.50%, due 9/1/30 (a)	1,675,000	1,624,803
EQM Midstream Partners LP
4.75%, due 1/15/31 (a)	2,000,000	1,721,478
5.50%, due 7/15/28	720,000	675,696
6.00%, due 7/1/25 (a)	1,092,000	1,075,045
6.50%, due 7/1/27 (a)	1,850,000	1,806,482
7.50%, due 6/1/30 (a)	1,480,000	1,486,286
FTAI Infra Escrow Holdings LLC
10.50%, due 6/1/27 (a)	8,115,000	8,074,425
Genesis Energy LP
6.25%, due 5/15/26	3,596,000	3,447,108
6.50%, due 10/1/25	1,600,000	1,572,502
7.75%, due 2/1/28	3,900,000	3,697,076
8.00%, due 1/15/27	9,870,000	9,514,082
Harvest Midstream I LP
7.50%, due 9/1/28 (a)	6,965,000	6,732,591
Hess Midstream Operations LP (a)
4.25%, due 2/15/30	2,000,000	1,686,476
5.625%, due 2/15/26	3,300,000	3,188,625
Holly Energy Partners LP (a)
5.00%, due 2/1/28	2,845,000	2,617,523
6.375%, due 4/15/27	1,565,000	1,536,486

	Principal Amount	Value
Corporate Bonds
Pipelines
ITT Holdings LLC
6.50%, due 8/1/29 (a)	$ 5,310,000	$ 4,500,882
MPLX LP
4.875%, due 12/1/24	3,240,000	3,194,075
New Fortress Energy, Inc.
6.50%, due 9/30/26 (a)	5,060,000	4,658,905
NGPL PipeCo LLC
4.875%, due 8/15/27 (a)	1,500,000	1,415,972
Northwest Pipeline LLC
7.125%, due 12/1/25	2,195,000	2,228,222
Plains All American Pipeline LP
Series B
9.736% (3 Month SOFR + 4.372%), due 10/30/23 (d)(e)	14,265,000	13,461,243
Rockies Express Pipeline LLC
4.80%, due 5/15/30 (a)	1,500,000	1,294,278
Summit Midstream Holdings LLC
9.00%, due 10/15/26 (a)(i)	6,580,000	6,317,946
Tallgrass Energy Partners LP
6.00%, due 3/1/27 (a)	2,000,000	1,879,723
TransMontaigne Partners LP
6.125%, due 2/15/26	8,330,000	7,111,737
Venture Global LNG, Inc.
8.125%, due 6/1/28 (a)	7,000,000	6,931,000
Western Midstream Operating LP
4.65%, due 7/1/26	2,000,000	1,921,072
		118,921,349
Real Estate 0.3%
Howard Hughes Corp. (The)
4.125%, due 2/1/29 (a)	1,000,000	800,000
Newmark Group, Inc.
6.125%, due 11/15/23	6,394,000	6,381,212
		7,181,212
Real Estate Investment Trusts 2.4%
CTR Partnership LP
3.875%, due 6/30/28 (a)	3,680,000	3,146,617
GLP Capital LP
5.30%, due 1/15/29	5,700,000	5,284,015
5.375%, due 4/15/26	1,506,000	1,460,192
MPT Operating Partnership LP
4.625%, due 8/1/29	5,100,000	3,612,143
5.00%, due 10/15/27	9,866,000	7,645,388
5.25%, due 8/1/26	1,500,000	1,277,534
RHP Hotel Properties LP
4.50%, due 2/15/29 (a)	2,081,000	1,783,324
4.75%, due 10/15/27	7,325,000	6,665,750
7.25%, due 7/15/28 (a)	2,215,000	2,176,223

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
VICI Properties LP (a)
3.875%, due 2/15/29	$ 2,500,000	$ 2,160,283
4.625%, due 6/15/25	2,800,000	2,703,932
5.625%, due 5/1/24	17,465,000	17,354,469
5.75%, due 2/1/27	6,525,000	6,316,642
		61,586,512
Retail 5.9%
1011778 BC ULC (a)
3.875%, due 1/15/28	6,165,000	5,530,253
4.00%, due 10/15/30	14,205,000	11,803,981
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	4,631,000	4,145,735
4.625%, due 11/15/29 (a)	5,320,000	4,569,243
4.75%, due 3/1/30	5,212,000	4,454,266
5.00%, due 2/15/32 (a)	2,350,000	1,947,066
CEC Entertainment LLC
6.75%, due 5/1/26 (a)	4,700,000	4,443,571
Dave & Buster's, Inc.
7.625%, due 11/1/25 (a)	3,005,000	3,003,669
Group 1 Automotive, Inc.
4.00%, due 8/15/28 (a)	4,165,000	3,615,642
Ken Garff Automotive LLC
4.875%, due 9/15/28 (a)	7,000,000	5,977,939
KFC Holding Co.
4.75%, due 6/1/27 (a)	5,135,000	4,878,250
LCM Investments Holdings II LLC (a)
4.875%, due 5/1/29	13,030,000	11,078,183
8.25%, due 8/1/31	2,665,000	2,588,837
Lithia Motors, Inc.
4.625%, due 12/15/27 (a)	700,000	639,142
Murphy Oil USA, Inc.
4.75%, due 9/15/29	3,000,000	2,704,860
5.625%, due 5/1/27	2,994,000	2,887,079
NMG Holding Co., Inc.
7.125%, due 4/1/26 (a)	21,900,000	20,544,548
Papa John's International, Inc.
3.875%, due 9/15/29 (a)	4,930,000	4,069,419
Patrick Industries, Inc. (a)
4.75%, due 5/1/29	1,795,000	1,498,825
7.50%, due 10/15/27	5,615,000	5,376,363
PetSmart, Inc.
7.75%, due 2/15/29 (a)	4,285,000	3,993,142
Sonic Automotive, Inc. (a)
4.625%, due 11/15/29	3,500,000	2,901,338
4.875%, due 11/15/31	3,210,000	2,555,754
TPro Acquisition Corp.
11.00%, due 10/15/24 (a)	1,500,000	1,492,500

	Principal Amount	Value
Corporate Bonds
Retail
Yum! Brands, Inc.
3.625%, due 3/15/31	$ 11,385,000	$ 9,371,845
4.625%, due 1/31/32	10,950,000	9,498,281
4.75%, due 1/15/30 (a)	9,687,000	8,701,057
5.375%, due 4/1/32	8,235,000	7,529,466
6.875%, due 11/15/37	2,000,000	2,029,362
		153,829,616
Software 3.9%
ACI Worldwide, Inc.
5.75%, due 8/15/26 (a)	4,405,000	4,270,513
Camelot Finance SA
4.50%, due 11/1/26 (a)	4,480,000	4,135,887
Central Parent LLC
8.00%, due 6/15/29 (a)	4,750,000	4,732,424
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	8,835,000	7,648,463
4.875%, due 7/1/29	16,000,000	13,637,555
Fair Isaac Corp.
5.25%, due 5/15/26 (a)	3,219,000	3,113,159
MSCI, Inc. (a)
3.25%, due 8/15/33	2,900,000	2,231,982
3.625%, due 9/1/30	4,000,000	3,352,565
3.625%, due 11/1/31	3,500,000	2,863,268
3.875%, due 2/15/31	10,120,000	8,573,718
4.00%, due 11/15/29	8,395,000	7,373,349
Open Text Corp. (a)
3.875%, due 2/15/28	4,560,000	3,982,566
3.875%, due 12/1/29	2,500,000	2,055,046
6.90%, due 12/1/27	3,150,000	3,157,169
Open Text Holdings, Inc. (a)
4.125%, due 2/15/30	8,499,000	7,110,277
4.125%, due 12/1/31	1,500,000	1,196,812
PTC, Inc. (a)
3.625%, due 2/15/25	3,400,000	3,267,505
4.00%, due 2/15/28	9,236,000	8,277,765
SS&C Technologies, Inc.
5.50%, due 9/30/27 (a)	5,885,000	5,553,323
Veritas US, Inc.
7.50%, due 9/1/25 (a)	4,390,000	3,667,909
		100,201,255
Telecommunications 2.8%
Connect Finco SARL
6.75%, due 10/1/26 (a)	14,105,000	13,155,701
Frontier Communications Holdings LLC
5.875%, due 10/15/27 (a)	2,500,000	2,273,670

	Principal Amount	Value
Corporate Bonds
Telecommunications
Level 3 Financing, Inc.
3.75%, due 7/15/29 (a)	$ 1,500,000	$ 838,428
Sprint Capital Corp.
6.875%, due 11/15/28	31,815,000	32,848,871
T-Mobile USA, Inc.
2.875%, due 2/15/31	1,500,000	1,216,129
3.375%, due 4/15/29	3,000,000	2,638,619
4.75%, due 2/1/28	11,450,000	10,975,027
5.375%, due 4/15/27	8,875,000	8,735,682
		72,682,127
Transportation 0.9%
Forward Air Corp.
9.50%, due 10/15/31 (a)	5,220,000	5,216,346
Seaspan Corp.
5.50%, due 8/1/29 (a)	6,765,000	5,428,268
Watco Cos. LLC
6.50%, due 6/15/27 (a)	12,665,000	12,027,951
		22,672,565
Total Corporate Bonds (Cost $2,449,576,729)		2,252,109,216
Loan Assignments 5.5%
Automobile 0.3%
Dealer Tire Financial LLC
Term Loan B2
9.816% (1 Month SOFR + 4.50%), due 12/14/27 (d)	3,970,000	3,972,481
Tenneco, Inc.
First Lien Term Loan B 10.414% - 10.49%
(1 Month SOFR + 5.00%, 3 Month SOFR + 5.00%), due 11/17/28 (d)	5,550,000	4,696,688
		8,669,169
Beverage, Food & Tobacco 0.1%
United Natural Foods, Inc.
Initial Term Loan
8.681% (1 Month SOFR + 3.25%), due 10/22/25 (d)	3,567,324	3,552,273
Cargo Transport 0.2%
Forward Air Corp.-Cov-Lite
Senior Secured Term Loan B
TBD, due 9/20/30	5,900,000	5,752,500
Chemicals, Plastics & Rubber 0.4%
Innophos Holdings, Inc.
Initial Term Loan
8.681% (1 Month SOFR + 3.25%), due 2/5/27 (d)	1,833,500	1,825,249

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
Jazz Pharmaceuticals plc
Initial Dollar Term Loan
8.931% (1 Month SOFR + 3.50%), due 5/5/28 (d)	$ 8,160,018	$ 8,154,355
		9,979,604
Energy (Electricity) 0.1%
Talen Energy Supply LLC
Initial Term Loan B
9.876% (3 Month SOFR + 4.50%), due 5/17/30 (d)	2,389,012	2,392,596
Finance 0.7%
AAdvantage Loyality IP Ltd.
Initial Term Loan
10.338% (3 Month SOFR + 4.75%), due 4/20/28 (d)	1,900,000	1,955,575
Mativ Holdings, Inc.
Term Loan B
9.181% (1 Month SOFR + 3.75%), due 4/20/28 (d)	5,131,875	5,067,727
Osaic Holdings, Inc.
Term Loan B2
9.816% (1 Month SOFR + 4.50%), due 8/17/28 (d)	2,750,000	2,748,091
RealTruck Group, Inc.
Second Amendment Incremental Term Loan
TBD (1 Month SOFR + 5.00%), due 1/31/28	2,550,000	2,486,250
Initial Term Loan
9.181% (1 Month SOFR + 3.75%), due 1/31/28 (d)	3,323,309	3,162,683
Superannuation and Investments Finco Pty. Ltd.
Initial U.S. Term Loan
9.181% (1 Month SOFR + 3.75%), due 12/1/28 (d)	2,652,750	2,642,802
		18,063,128
Healthcare, Education & Childcare 0.6%
Endo Luxembourg Finance Co. I SARL
2021 Term Loan
14.50% (1 Month LIBOR + 6.00%), due 3/27/28 (d)	1,600,000	1,140,000
LifePoint Health, Inc.
2023 Refinancing Term Loan
TBD (1 Month SOFR + 5.50%), due 11/16/28	4,250,000	4,080,000
First Lien Term Loan B
9.377% (3 Month SOFR + 3.75%), due 11/16/25 (d)	8,947,008	8,915,059
		14,135,059
High Tech Industries 0.2%
Open Text Corp.
2023 Replacement Term Loan
8.166% (1 Month SOFR + 2.75%), due 1/31/30 (d)	4,962,500	4,958,366

	Principal Amount	Value
Loan Assignments
Leisure, Amusement, Motion Pictures & Entertainment 0.3%
Carnival Corp. (d)
Initial Advance Term Loan
8.327% (1 Month SOFR + 3.00%), due 8/9/27	$ 4,500,000	$ 4,486,874
2021 Incremental Advance Term Loan B
8.681% (1 Month SOFR + 3.25%), due 10/18/28	3,340,500	3,320,664
		7,807,538
Manufacturing 0.1%
Adient U.S. LLC
Term Loan B1
8.681% (1 Month SOFR + 3.25%), due 4/10/28 (d)	2,413,000	2,410,845
Media 0.3%
Directv Financing LLC
Closing Date Term Loan
10.431% (1 Month SOFR + 5.00%), due 8/2/27 (d)	7,411,963	7,227,509
Oil & Gas 0.5%
Brazos Delaware II LLC
Initial Term Loan
9.084% (1 Month SOFR + 3.75%), due 2/11/30 (d)	3,333,250	3,312,417
PetroQuest Energy LLC (c)(d)(f)
Term Loan
15.00% (12.07% PIK) (1 Month LIBOR + 6.50%), due 11/8/23 (b)	6,885,176	5,301,585
2020 Term Loan
15.00% (15.00% PIK) (1 Month LIBOR + 6.50%), due 9/19/26 (b)	671,716	671,716
Term Loan
15.00% (1 Month LIBOR + 6.50%), due 1/1/28	875,232	875,233
TransMontaigne Operating Co. LP
Tranche Term Loan B 8.931% - 8.933%
(1 Month SOFR + 3.50%), due 11/17/28 (d)	3,340,500	3,323,797
		13,484,748
Personal, Food & Miscellaneous Services 0.0% ‡
WW International, Inc.
Initial Term Loan
8.931% (1 Month SOFR + 3.50%), due 4/13/28 (d)	1,550,000	1,166,375
Retail 0.9%
Great Outdoors Group LLC
Term Loan B2
9.181% (1 Month SOFR + 3.75%), due 3/6/28 (d)	23,150,225	23,073,066
Services Business 0.1%
GIP II Blue Holding LP
Initial Term Loan
9.946% (1 Month SOFR + 4.50%), due 9/29/28 (d)	2,229,288	2,231,379

	Principal Amount	Value
Loan Assignments
Software 0.2%
Cloud Software Group, Inc. (d)
First Lien Term Loan A
9.99% (3 Month SOFR + 4.50%), due 9/29/28	$ 2,983,176	$ 2,857,635
First Lien Dollar Term Loan B
9.99% (3 Month SOFR + 4.50%), due 3/30/29	2,985,000	2,866,719
		5,724,354
Utilities 0.5%
PG&E Corp.
Term Loan
8.431% (1 Month SOFR + 3.00%), due 6/23/25 (d)	13,061,250	13,049,586
Total Loan Assignments (Cost $144,621,392)		143,678,095
Total Long-Term Bonds (Cost $2,616,476,525)		2,415,115,054

	Shares
Common Stocks 2.1%
Consumer Staples Distribution & Retail 0.0% ‡
ASG Warrant Corp. (c)(f)(l)	3,368	—
Distributors 0.0% ‡
ATD New Holdings, Inc. (l)	44,740	1,565,900
Electric Utilities 0.0% ‡
Keycon Power Holdings LLC (c)(f)(l)	11,280	113
Electrical Equipment 0.1%
Energy Technologies, Inc. (c)(f)(l)	4,822	1,629,836
Energy Equipment & Services 0.1%
Forum Energy Technologies, Inc. (l)	161,661	3,883,097
Nine Energy Service, Inc. (l)	39,125	161,195
		4,044,292
Independent Power and Renewable Electricity Producers 0.4%
GenOn Energy, Inc. (h)	115,826	10,134,775
Oil, Gas & Consumable Fuels 1.5%
Chord Energy Corp.	15,354	2,488,423
Gulfport Energy Corp. (l)	226,002	26,817,397
PetroQuest Energy, Inc. (c)(f)(l)	82,247	—

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
Talos Energy, Inc. (l)	550,880	$ 9,056,467
		38,362,287
Total Common Stocks (Cost $73,616,206)		55,737,203
Preferred Stocks 0.7%
Electrical Equipment 0.3%
Energy Technologies Ltd. (c)(f)(l)	10,741	8,324,275
Oil, Gas & Consumable Fuels 0.4%
Gulfport Energy Operating Corp. (b)(c)(l) 10.00% (10.00% Cash or 15.00% PIK)	1,134,000	9,683,226
Total Preferred Stocks (Cost $11,283,323)		18,007,501

	Number of Warrants
Warrants 0.0% ‡
Hotels, Restaurants & Leisure 0.0% ‡
CWT Travel Holdings, Inc. (f)(l)
Expires 11/19/26	44,246	—
Expires 11/19/28	46,574	—
		—
Oil, Gas & Consumable Fuels 0.0% ‡
California Resources Corp.
Expires 10/27/24 (l)	9,742	207,602
Total Warrants (Cost $8,174,223)		207,602
Total Investments (Cost $2,709,550,277)	96.0%	2,489,067,360
Other Assets, Less Liabilities	4.0	103,359,388
Net Assets	100.0%	$ 2,592,426,748

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(c)	Illiquid security—As of September 30, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $37,900,803, which represented 1.5% of the Portfolio’s net assets.

(d)	Floating rate—Rate shown was the rate in effect as of September 30, 2023.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Issue in non-accrual status.
(h)	Restricted security.
(i)	Step coupon—Rate shown was the rate in effect as of September 30, 2023.
(j)	Delayed delivery security.
(k)	Issue in default.
(l)	Non-income producing security.

Abbreviation(s):
LIBOR—London Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
TBD—To Be Determined
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 19,327,743	$ —	$ 19,327,743
Corporate Bonds	—	2,245,816,216	6,293,000	2,252,109,216
Loan Assignments	—	136,829,561	6,848,534	143,678,095
Total Long-Term Bonds	—	2,401,973,520	13,141,534	2,415,115,054
Common Stocks	42,406,579	11,700,675	1,629,949	55,737,203
Preferred Stocks	—	9,683,226	8,324,275	18,007,501
Warrants	207,602	—	—	207,602
Total Investments in Securities	$ 42,614,181	$ 2,423,357,421	$ 23,095,758	$ 2,489,067,360

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP PineStone International Equity Portfolio
Portfolio of Investments September 30, 2023†^(Unaudited)
	Shares	Value
Common Stocks 98.6%
Australia 1.9%
Commonwealth Bank of Australia (Banks)	129,309	$ 8,239,384
Canada 3.1%
Canadian National Railway Co. (Ground Transportation)	120,218	13,023,216
Denmark 7.0%
Novo Nordisk A/S, Class B (Pharmaceuticals)	323,830	29,457,467
France 16.2%
Air Liquide SA (Chemicals)	97,976	16,510,621
EssilorLuxottica SA (Health Care Equipment & Supplies)	93,353	16,227,323
L'Oreal SA (Personal Care Products)	38,067	15,765,041
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	25,841	19,495,139
		67,998,124
Germany 4.2%
Rational AG (Machinery)	9,274	5,871,455
SAP SE (Software)	90,185	11,706,554
		17,578,009
India 2.1%
HDFC Bank Ltd., ADR (Banks)	151,606	8,946,270
Japan 7.0%
Keyence Corp. (Electronic Equipment, Instruments & Components)	38,400	14,272,180
Shimano, Inc. (Leisure Products)	62,200	8,398,728
Unicharm Corp. (Household Products)	192,000	6,774,141
		29,445,049
Netherlands 3.1%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	22,601	13,272,190
Switzerland 10.7%
Alcon, Inc. (Health Care Equipment & Supplies)	155,838	12,042,315
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	111,043	13,529,750
Geberit AG (Registered) (Building Products)	18,541	9,256,245
Schindler Holding AG (Machinery)	50,442	10,054,339
		44,882,649
Taiwan 5.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	266,733	23,179,098
United Kingdom 24.7%
Ashtead Group plc (Trading Companies & Distributors)	147,563	8,969,263
Bunzl plc (Trading Companies & Distributors)	250,274	8,882,884
Diageo plc (Beverages)	424,862	15,668,414
Howden Joinery Group plc (Trading Companies & Distributors)	1,079,705	9,647,722

	Shares	Value
Common Stocks
United Kingdom
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	227,366	$ 16,762,000
Intertek Group plc (Professional Services)	164,116	8,206,299
London Stock Exchange Group plc (Capital Markets)	194,037	19,478,770
Spirax-Sarco Engineering plc (Machinery)	72,514	8,385,284
Unilever plc (Personal Care Products)	161,874	8,013,649
		104,014,285
United States 13.1%
Aon plc, Class A (Insurance)	24,632	7,986,187
Nestle SA (Registered) (Food Products)	222,486	25,123,428
Roche Holding AG (Pharmaceuticals)	28,084	7,660,338
S&P Global, Inc. (Capital Markets)	38,829	14,188,505
		54,958,458
Total Common Stocks (Cost $442,432,312)		414,994,199
Short-Term Investment 0.6%
Affiliated Investment Company 0.6%
United States 0.6%
MainStay U.S. Government Liquidity Fund, 5.242% (a)	2,375,029	2,375,029
Total Short-Term Investment (Cost $2,375,029)		2,375,029
Total Investments (Cost $444,807,341)	99.2%	417,369,228
Other Assets, Less Liabilities	0.8	3,382,819
Net Assets	100.0%	$ 420,752,047

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Current yield as of September 30, 2023.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 872	$ 174,800	$ (173,297)	$ —	$ —	$ 2,375	$ 109	$ —	2,375
Abbreviation(s):
ADR—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 8,239,384	$ —	$ 8,239,384
Denmark	—	29,457,467	—	29,457,467
France	—	67,998,124	—	67,998,124
Germany	—	17,578,009	—	17,578,009
Japan	—	29,445,049	—	29,445,049
Netherlands	—	13,272,190	—	13,272,190
Switzerland	—	44,882,649	—	44,882,649
United Kingdom	—	104,014,285	—	104,014,285
United States	22,174,692	32,783,766	—	54,958,458
All Other Countries	45,148,584	—	—	45,148,584
Total Common Stocks	67,323,276	347,670,923	—	414,994,199
Short-Term Investment
Affiliated Investment Company	2,375,029	—	—	2,375,029
Total Investments in Securities	$ 69,698,305	$ 347,670,923	$ —	$ 417,369,228

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP S&P 500 Index Portfolio
Portfolio of Investments September 30, 2023†^(Unaudited)
	Shares	Value
Common Stocks 98.9%
Aerospace & Defense 1.5%
Axon Enterprise, Inc. (a)	6,577	$ 1,308,757
Boeing Co. (The) (a)	53,065	10,171,499
General Dynamics Corp.	21,209	4,686,553
Howmet Aerospace, Inc.	36,648	1,694,970
Huntington Ingalls Industries, Inc.	3,731	763,288
L3Harris Technologies, Inc.	17,700	3,081,924
Lockheed Martin Corp.	20,976	8,578,345
Northrop Grumman Corp.	13,310	5,858,929
RTX Corp.	136,217	9,803,538
Textron, Inc.	18,537	1,448,481
TransDigm Group, Inc. (a)	5,164	4,353,923
		51,750,207
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc.	10,896	938,472
Expeditors International of Washington, Inc.	13,841	1,586,594
FedEx Corp.	21,655	5,736,843
United Parcel Service, Inc., Class B	67,689	10,550,684
		18,812,593
Automobile Components 0.1%
Aptiv plc (a)	26,469	2,609,579
BorgWarner, Inc.	21,999	888,099
		3,497,678
Automobiles 2.2%
Ford Motor Co.	367,925	4,569,629
General Motors Co.	128,767	4,245,448
Tesla, Inc. (a)	258,428	64,663,854
		73,478,931
Banks 3.0%
Bank of America Corp.	646,998	17,714,805
Citigroup, Inc.	180,220	7,412,449
Citizens Financial Group, Inc.	44,200	1,184,560
Comerica, Inc.	12,333	512,436
Fifth Third Bancorp	63,722	1,614,078
Huntington Bancshares, Inc.	135,503	1,409,231
JPMorgan Chase & Co.	271,971	39,441,234
KeyCorp	87,590	942,468
M&T Bank Corp.	15,525	1,963,136
PNC Financial Services Group, Inc. (The)	37,271	4,575,761
Regions Financial Corp.	87,820	1,510,504
Truist Financial Corp.	124,655	3,566,380
U.S. Bancorp	145,711	4,817,206
Wells Fargo & Co.	342,414	13,991,036
Zions Bancorp NA	13,864	483,715
		101,138,999

	Shares	Value
Common Stocks
Beverages 1.6%
Brown-Forman Corp., Class B	17,123	$ 987,826
Coca-Cola Co. (The)	364,231	20,389,651
Constellation Brands, Inc., Class A	15,096	3,794,078
Keurig Dr Pepper, Inc.	94,151	2,972,347
Molson Coors Beverage Co., Class B	17,371	1,104,622
Monster Beverage Corp. (a)	69,604	3,685,532
PepsiCo, Inc.	128,830	21,828,955
		54,763,011
Biotechnology 2.1%
AbbVie, Inc.	165,185	24,622,476
Amgen, Inc.	50,060	13,454,126
Biogen, Inc. (a)	13,554	3,483,514
Gilead Sciences, Inc.	116,610	8,738,753
Incyte Corp. (a)	17,406	1,005,545
Moderna, Inc. (a)	30,988	3,200,750
Regeneron Pharmaceuticals, Inc. (a)	9,990	8,221,370
Vertex Pharmaceuticals, Inc. (a)	24,154	8,399,312
		71,125,846
Broadline Retail 3.3%
Amazon.com, Inc. (a)	849,732	108,017,932
eBay, Inc.	49,824	2,196,740
Etsy, Inc. (a)	11,493	742,218
		110,956,890
Building Products 0.4%
A O Smith Corp.	11,660	771,076
Allegion plc	8,215	856,003
Carrier Global Corp.	78,391	4,327,183
Johnson Controls International plc	63,669	3,387,827
Masco Corp.	21,050	1,125,123
Trane Technologies plc	21,375	4,337,201
		14,804,413
Capital Markets 2.8%
Ameriprise Financial, Inc.	9,604	3,166,247
Bank of New York Mellon Corp. (The)	72,884	3,108,502
BlackRock, Inc.	13,134	8,491,000
Blackstone, Inc.	66,423	7,116,560
Cboe Global Markets, Inc.	9,875	1,542,574
Charles Schwab Corp. (The)	139,162	7,639,994
CME Group, Inc.	33,667	6,740,807
FactSet Research Systems, Inc.	3,570	1,561,018
Franklin Resources, Inc.	26,601	653,852
Goldman Sachs Group, Inc. (The)	30,853	9,983,105
Intercontinental Exchange, Inc.	53,563	5,893,001
Invesco Ltd.	41,985	609,622
MarketAxess Holdings, Inc.	3,526	753,295

	Shares	Value
Common Stocks
Capital Markets
Moody's Corp.	14,769	$ 4,669,515
Morgan Stanley	119,404	9,751,725
MSCI, Inc.	7,402	3,797,818
Nasdaq, Inc.	31,727	1,541,615
Northern Trust Corp.	19,373	1,346,036
Raymond James Financial, Inc.	17,590	1,766,564
S&P Global, Inc.	30,453	11,127,831
State Street Corp.	29,820	1,996,747
T. Rowe Price Group, Inc.	20,991	2,201,326
		95,458,754
Chemicals 1.7%
Air Products and Chemicals, Inc.	20,790	5,891,886
Albemarle Corp.	10,982	1,867,379
Celanese Corp.	9,367	1,175,746
CF Industries Holdings, Inc.	18,057	1,548,207
Corteva, Inc.	66,425	3,398,303
Dow, Inc.	65,799	3,392,597
DuPont de Nemours, Inc.	42,962	3,204,536
Eastman Chemical Co.	11,102	851,745
Ecolab, Inc.	23,741	4,021,725
FMC Corp.	11,651	780,268
International Flavors & Fragrances, Inc.	23,888	1,628,445
Linde plc	45,665	17,003,363
LyondellBasell Industries NV, Class A	23,969	2,269,864
Mosaic Co. (The)	31,097	1,107,053
PPG Industries, Inc.	22,041	2,860,922
Sherwin-Williams Co. (The)	22,140	5,646,807
		56,648,846
Commercial Services & Supplies 0.5%
Cintas Corp.	8,093	3,892,814
Copart, Inc. (a)	81,321	3,504,122
Republic Services, Inc.	19,243	2,742,320
Rollins, Inc.	22,600	843,658
Waste Management, Inc.	34,494	5,258,265
		16,241,179
Communications Equipment 0.9%
Arista Networks, Inc. (a)	23,468	4,316,469
Cisco Systems, Inc.	381,372	20,502,559
F5, Inc. (a)	5,550	894,327
Juniper Networks, Inc.	30,075	835,784
Motorola Solutions, Inc.	15,627	4,254,295
		30,803,434
Construction & Engineering 0.1%
Quanta Services, Inc.	13,589	2,542,094

	Shares	Value
Common Stocks
Construction Materials 0.1%
Martin Marietta Materials, Inc.	5,784	$ 2,374,216
Vulcan Materials Co.	12,434	2,511,917
		4,886,133
Consumer Finance 0.4%
American Express Co.	54,449	8,123,246
Capital One Financial Corp.	35,698	3,464,491
Discover Financial Services	23,392	2,026,449
Synchrony Financial	39,136	1,196,388
		14,810,574
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	41,473	23,430,586
Dollar General Corp.	20,527	2,171,757
Dollar Tree, Inc. (a)	19,594	2,085,781
Kroger Co. (The)	61,798	2,765,461
Sysco Corp.	47,272	3,122,316
Target Corp.	43,196	4,776,182
Walgreens Boots Alliance, Inc.	67,056	1,491,325
Walmart, Inc.	133,567	21,361,370
		61,204,778
Containers & Packaging 0.2%
Amcor plc	137,708	1,261,405
Avery Dennison Corp.	7,542	1,377,697
Ball Corp.	29,485	1,467,764
International Paper Co.	32,337	1,146,994
Packaging Corp. of America	8,415	1,292,123
Sealed Air Corp.	13,513	444,037
Westrock Co.	23,984	858,627
		7,848,647
Distributors 0.1%
Genuine Parts Co.	13,143	1,897,586
LKQ Corp.	25,040	1,239,730
Pool Corp.	3,655	1,301,546
		4,438,862
Diversified Telecommunication Services 0.7%
AT&T, Inc.	669,052	10,049,161
Verizon Communications, Inc.	393,443	12,751,488
		22,800,649
Electric Utilities 1.6%
Alliant Energy Corp.	23,651	1,145,891
American Electric Power Co., Inc.	48,214	3,626,657
Constellation Energy Corp.	30,097	3,282,981
Duke Energy Corp.	72,128	6,366,017
Edison International	35,871	2,270,276

	Shares	Value
Common Stocks
Electric Utilities
Entergy Corp.	19,789	$ 1,830,482
Evergy, Inc.	21,497	1,089,898
Eversource Energy	32,670	1,899,760
Exelon Corp.	93,139	3,519,723
FirstEnergy Corp.	48,293	1,650,655
NextEra Energy, Inc.	189,393	10,850,325
NRG Energy, Inc.	21,452	826,331
PG&E Corp. (a)	195,712	3,156,835
Pinnacle West Capital Corp.	10,605	781,376
PPL Corp.	68,982	1,625,216
Southern Co. (The)	102,061	6,605,388
Xcel Energy, Inc.	51,616	2,953,467
		53,481,278
Electrical Equipment 0.6%
AMETEK, Inc.	21,592	3,190,434
Eaton Corp. plc	37,341	7,964,088
Emerson Electric Co.	53,485	5,165,046
Generac Holdings, Inc. (a)	5,825	634,692
Rockwell Automation, Inc.	10,749	3,072,817
		20,027,077
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	55,820	4,688,322
CDW Corp.	12,545	2,531,079
Corning, Inc.	71,845	2,189,117
Keysight Technologies, Inc. (a)	16,693	2,208,651
TE Connectivity Ltd.	29,381	3,629,435
Teledyne Technologies, Inc. (a)	4,406	1,800,203
Trimble, Inc. (a)	23,240	1,251,706
Zebra Technologies Corp., Class A (a)	4,805	1,136,527
		19,435,040
Energy Equipment & Services 0.4%
Baker Hughes Co.	94,490	3,337,387
Halliburton Co.	84,062	3,404,511
Schlumberger NV	133,004	7,754,133
		14,496,031
Entertainment 1.3%
Activision Blizzard, Inc.	66,952	6,268,716
Electronic Arts, Inc.	23,072	2,777,869
Live Nation Entertainment, Inc. (a)	13,269	1,101,858
Netflix, Inc. (a)	41,473	15,660,205
Take-Two Interactive Software, Inc. (a)	14,773	2,073,981
Walt Disney Co. (The) (a)	171,243	13,879,245
Warner Bros Discovery, Inc. (a)(b)	207,577	2,254,286
		44,016,160

	Shares	Value
Common Stocks
Financial Services 4.3%
Berkshire Hathaway, Inc., Class B (a)	170,673	$ 59,786,752
Fidelity National Information Services, Inc.	55,447	3,064,556
Fiserv, Inc. (a)	57,052	6,444,594
FleetCor Technologies, Inc. (a)	6,921	1,767,208
Global Payments, Inc.	24,332	2,807,669
Jack Henry & Associates, Inc.	6,820	1,030,775
Mastercard, Inc., Class A	77,866	30,827,928
PayPal Holdings, Inc. (a)	102,762	6,007,466
Visa, Inc., Class A	150,374	34,587,524
		146,324,472
Food Products 1.0%
Archer-Daniels-Midland Co.	50,172	3,783,972
Bunge Ltd.	14,098	1,526,108
Campbell Soup Co.	18,412	756,365
Conagra Brands, Inc.	44,722	1,226,277
General Mills, Inc.	54,765	3,504,412
Hershey Co. (The)	14,024	2,805,922
Hormel Foods Corp.	27,095	1,030,423
J M Smucker Co. (The)	9,556	1,174,528
Kellogg Co.	24,670	1,468,112
Kraft Heinz Co. (The)	74,719	2,513,547
Lamb Weston Holdings, Inc.	13,645	1,261,617
McCormick & Co., Inc. (Non-Voting)	23,500	1,777,540
Mondelez International, Inc., Class A	127,317	8,835,800
Tyson Foods, Inc., Class A	26,724	1,349,295
		33,013,918
Gas Utilities 0.0% ‡
Atmos Energy Corp.	13,894	1,471,791
Ground Transportation 0.8%
CSX Corp.	187,766	5,773,805
JB Hunt Transport Services, Inc.	7,641	1,440,481
Norfolk Southern Corp.	21,246	4,183,975
Old Dominion Freight Line, Inc.	8,385	3,430,639
Union Pacific Corp.	57,037	11,614,444
		26,443,344
Health Care Equipment & Supplies 2.6%
Abbott Laboratories	162,407	15,729,118
Align Technology, Inc. (a)	6,661	2,033,737
Baxter International, Inc.	47,393	1,788,612
Becton Dickinson & Co.	27,150	7,019,089
Boston Scientific Corp. (a)	137,032	7,235,290
Cooper Cos., Inc. (The)	4,633	1,473,340
Dentsply Sirona, Inc.	19,798	676,300
Dexcom, Inc. (a)	36,300	3,386,790

	Shares	Value
Common Stocks
Health Care Equipment & Supplies
Edwards Lifesciences Corp. (a)	56,893	$ 3,941,547
GE HealthCare Technologies, Inc.	36,607	2,490,740
Hologic, Inc. (a)	22,932	1,591,481
IDEXX Laboratories, Inc. (a)	7,769	3,397,151
Insulet Corp. (a)	6,534	1,042,108
Intuitive Surgical, Inc. (a)	32,882	9,611,080
Medtronic plc	124,579	9,762,010
ResMed, Inc.	13,751	2,033,360
STERIS plc	9,232	2,025,685
Stryker Corp.	31,633	8,644,350
Teleflex, Inc.	4,398	863,811
Zimmer Biomet Holdings, Inc.	19,556	2,194,574
		86,940,173
Health Care Providers & Services 3.0%
Cardinal Health, Inc.	23,827	2,068,660
Cencora, Inc.	15,602	2,807,892
Centene Corp. (a)	50,675	3,490,494
Cigna Group (The)	27,700	7,924,139
CVS Health Corp.	120,203	8,392,573
DaVita, Inc. (a)(b)	5,040	476,431
Elevance Health, Inc.	22,054	9,602,753
HCA Healthcare, Inc.	18,836	4,633,279
Henry Schein, Inc. (a)	12,206	906,296
Humana, Inc.	11,596	5,641,686
Laboratory Corp. of America Holdings	8,292	1,667,107
McKesson Corp.	12,625	5,489,981
Molina Healthcare, Inc. (a)	5,456	1,788,968
Quest Diagnostics, Inc.	10,504	1,280,017
UnitedHealth Group, Inc.	86,690	43,708,231
Universal Health Services, Inc., Class B	5,815	731,120
		100,609,627
Health Care REITs 0.2%
Healthpeak Properties, Inc.	51,197	939,977
Ventas, Inc.	37,657	1,586,490
Welltower, Inc.	48,546	3,976,888
		6,503,355
Hotel & Resort REITs 0.0% ‡
Host Hotels & Resorts, Inc.	66,597	1,070,214
Hotels, Restaurants & Leisure 2.1%
Airbnb, Inc., Class A (a)	39,901	5,474,816
Booking Holdings, Inc. (a)	3,340	10,300,393
Caesars Entertainment, Inc. (a)	20,148	933,860
Carnival Corp. (a)	94,274	1,293,439
Chipotle Mexican Grill, Inc. (a)	2,582	4,729,785

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Darden Restaurants, Inc.	11,312	$ 1,620,105
Domino's Pizza, Inc.	3,284	1,243,946
Expedia Group, Inc. (a)	12,900	1,329,603
Hilton Worldwide Holdings, Inc.	24,474	3,675,505
Las Vegas Sands Corp.	30,763	1,410,176
Marriott International, Inc., Class A	23,446	4,608,546
McDonald's Corp.	68,203	17,967,398
MGM Resorts International	26,271	965,722
Norwegian Cruise Line Holdings Ltd. (a)(b)	39,814	656,135
Royal Caribbean Cruises Ltd. (a)	22,056	2,032,240
Starbucks Corp.	107,194	9,783,596
Wynn Resorts Ltd.	9,063	837,512
Yum! Brands, Inc.	26,224	3,276,427
		72,139,204
Household Durables 0.3%
DR Horton, Inc.	28,494	3,062,250
Garmin Ltd.	14,334	1,507,937
Lennar Corp., Class A	23,645	2,653,678
Mohawk Industries, Inc. (a)	4,947	424,502
NVR, Inc. (a)	305	1,818,807
PulteGroup, Inc.	20,537	1,520,765
Whirlpool Corp.	5,130	685,881
		11,673,820
Household Products 1.3%
Church & Dwight Co., Inc.	23,027	2,109,964
Clorox Co. (The)	11,588	1,518,723
Colgate-Palmolive Co.	77,367	5,501,567
Kimberly-Clark Corp.	31,650	3,824,903
Procter & Gamble Co. (The)	220,613	32,178,612
		45,133,769
Independent Power and Renewable Electricity Producers 0.0% ‡
AES Corp. (The)	62,668	952,554
Industrial Conglomerates 0.8%
3M Co.	51,659	4,836,316
General Electric Co.	101,858	11,260,402
Honeywell International, Inc.	62,138	11,479,374
		27,576,092
Industrial REITs 0.3%
Prologis, Inc.	86,461	9,701,789
Insurance 2.1%
Aflac, Inc.	50,593	3,883,013
Allstate Corp. (The)	24,491	2,728,542

	Shares	Value
Common Stocks
Insurance
American International Group, Inc.	66,624	$ 4,037,414
Aon plc, Class A	18,986	6,155,641
Arch Capital Group Ltd. (a)	34,904	2,782,198
Arthur J. Gallagher & Co.	20,169	4,597,120
Assurant, Inc.	4,952	711,008
Brown & Brown, Inc.	22,030	1,538,575
Chubb Ltd.	38,439	8,002,231
Cincinnati Financial Corp.	14,680	1,501,617
Everest Group Ltd.	4,062	1,509,724
Globe Life, Inc.	8,138	884,845
Hartford Financial Services Group, Inc. (The)	28,620	2,029,444
Loews Corp.	17,306	1,095,643
Marsh & McLennan Cos., Inc.	46,228	8,797,188
MetLife, Inc.	59,119	3,719,176
Principal Financial Group, Inc.	20,812	1,499,921
Progressive Corp. (The)	54,780	7,630,854
Prudential Financial, Inc.	33,972	3,223,603
Travelers Cos., Inc. (The)	21,426	3,499,080
W R Berkley Corp.	19,040	1,208,850
Willis Towers Watson plc	9,810	2,049,898
		73,085,585
Interactive Media & Services 5.8%
Alphabet, Inc. (a)
Class A	555,250	72,660,015
Class C	472,320	62,275,392

Match Group, Inc. (a)	26,025	1,019,529
Meta Platforms, Inc., Class A (a)	208,004	62,444,881
		198,399,817
IT Services 1.2%
Accenture plc, Class A	59,034	18,129,932
Akamai Technologies, Inc. (a)	14,225	1,515,531
Cognizant Technology Solutions Corp., Class A	47,284	3,203,018
DXC Technology Co. (a)	19,202	399,978
EPAM Systems, Inc. (a)	5,424	1,386,863
Gartner, Inc. (a)	7,377	2,534,811
International Business Machines Corp.	85,258	11,961,697
VeriSign, Inc. (a)	8,397	1,700,644
		40,832,474
Leisure Products 0.0% ‡
Hasbro, Inc.	12,205	807,239
Life Sciences Tools & Services 1.5%
Agilent Technologies, Inc.	27,643	3,091,040
Bio-Rad Laboratories, Inc., Class A (a)	1,954	700,411
Bio-Techne Corp.	14,734	1,002,943

	Shares	Value
Common Stocks
Life Sciences Tools & Services
Charles River Laboratories International, Inc. (a)	4,798	$ 940,312
Danaher Corp.	61,499	15,257,902
Illumina, Inc. (a)	14,815	2,033,803
IQVIA Holdings, Inc. (a)	17,138	3,371,902
Mettler-Toledo International, Inc. (a)	2,046	2,267,111
Revvity, Inc.	11,617	1,286,002
Thermo Fisher Scientific, Inc.	36,120	18,282,860
Waters Corp. (a)	5,531	1,516,656
West Pharmaceutical Services, Inc.	6,912	2,593,452
		52,344,394
Machinery 1.8%
Caterpillar, Inc.	47,743	13,033,839
Cummins, Inc.	13,256	3,028,466
Deere & Co.	25,518	9,629,983
Dover Corp.	13,090	1,826,186
Fortive Corp.	32,942	2,442,979
IDEX Corp.	7,075	1,471,741
Illinois Tool Works, Inc.	25,753	5,931,173
Ingersoll Rand, Inc.	37,846	2,411,547
Nordson Corp.	5,067	1,130,802
Otis Worldwide Corp.	38,534	3,094,666
PACCAR, Inc.	48,928	4,159,859
Parker-Hannifin Corp.	12,007	4,676,967
Pentair plc	15,452	1,000,517
Snap-on, Inc.	4,952	1,263,057
Stanley Black & Decker, Inc.	14,340	1,198,537
Westinghouse Air Brake Technologies Corp.	16,759	1,780,979
Xylem, Inc.	22,538	2,051,634
		60,132,932
Media 0.8%
Charter Communications, Inc., Class A (a)	9,525	4,189,286
Comcast Corp., Class A	385,174	17,078,615
Fox Corp.
Class A	23,741	740,719
Class B	12,346	356,553

Interpublic Group of Cos., Inc. (The)	35,969	1,030,872
News Corp.
Class A	35,652	715,179
Class B	10,889	227,253

Omnicom Group, Inc.	18,490	1,377,135
Paramount Global, Class B (b)	45,129	582,164
		26,297,776
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	134,169	5,003,162
Newmont Corp.	74,376	2,748,193
Nucor Corp.	23,277	3,639,359

	Shares	Value
Common Stocks
Metals & Mining
Steel Dynamics, Inc.	14,572	$ 1,562,410
		12,953,124
Multi-Utilities 0.7%
Ameren Corp.	24,590	1,840,070
CenterPoint Energy, Inc.	59,070	1,586,029
CMS Energy Corp.	27,302	1,450,009
Consolidated Edison, Inc.	32,289	2,761,678
Dominion Energy, Inc.	78,311	3,498,152
DTE Energy Co.	19,295	1,915,608
NiSource, Inc.	38,675	954,499
Public Service Enterprise Group, Inc.	46,710	2,658,266
Sempra	58,895	4,006,627
WEC Energy Group, Inc.	29,521	2,377,917
		23,048,855
Office REITs 0.1%
Alexandria Real Estate Equities, Inc.	14,574	1,458,857
Boston Properties, Inc.	13,506	803,337
		2,262,194
Oil, Gas & Consumable Fuels 4.2%
APA Corp.	28,754	1,181,789
Chevron Corp.	166,047	27,998,845
ConocoPhillips	112,069	13,425,866
Coterra Energy, Inc.	70,888	1,917,520
Devon Energy Corp.	59,961	2,860,140
Diamondback Energy, Inc.	16,735	2,591,917
EOG Resources, Inc.	54,494	6,907,659
EQT Corp.	33,846	1,373,471
Exxon Mobil Corp.	374,646	44,050,877
Hess Corp.	25,862	3,956,886
Kinder Morgan, Inc.	181,418	3,007,910
Marathon Oil Corp.	56,684	1,516,297
Marathon Petroleum Corp.	37,420	5,663,143
Occidental Petroleum Corp.	62,096	4,028,789
ONEOK, Inc.	47,293	2,999,795
Phillips 66	41,673	5,007,011
Pioneer Natural Resources Co.	21,819	5,008,552
Targa Resources Corp.	20,936	1,794,634
Valero Energy Corp.	33,049	4,683,374
Williams Cos., Inc. (The)	113,841	3,835,303
		143,809,778
Passenger Airlines 0.2%
Alaska Air Group, Inc. (a)	11,918	441,919
American Airlines Group, Inc. (a)	61,146	783,280
Delta Air Lines, Inc.	60,215	2,227,955
Southwest Airlines Co.	55,743	1,508,963

	Shares	Value
Common Stocks
Passenger Airlines
United Airlines Holdings, Inc. (a)	30,695	$ 1,298,399
		6,260,516
Personal Care Products 0.2%
Estee Lauder Cos., Inc. (The), Class A	21,700	3,136,735
Kenvue, Inc.	161,288	3,238,663
		6,375,398
Pharmaceuticals 4.1%
Bristol-Myers Squibb Co.	195,512	11,347,516
Catalent, Inc. (a)	16,871	768,137
Eli Lilly & Co.	74,627	40,084,401
Johnson & Johnson	225,358	35,099,509
Merck & Co., Inc.	237,478	24,448,360
Organon & Co.	23,918	415,216
Pfizer, Inc.	528,387	17,526,597
Viatris, Inc.	112,260	1,106,884
Zoetis, Inc.	43,080	7,495,058
		138,291,678
Professional Services 0.8%
Automatic Data Processing, Inc.	38,557	9,276,043
Broadridge Financial Solutions, Inc.	11,054	1,979,219
Ceridian HCM Holding, Inc. (a)	14,563	988,100
Equifax, Inc.	11,485	2,103,822
Jacobs Solutions, Inc.	11,784	1,608,516
Leidos Holdings, Inc.	12,854	1,184,625
Paychex, Inc.	30,031	3,463,475
Paycom Software, Inc.	4,610	1,195,235
Robert Half, Inc.	10,041	735,804
Verisk Analytics, Inc.	13,573	3,206,485
		25,741,324
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	28,997	2,141,719
CoStar Group, Inc. (a)	38,215	2,938,351
		5,080,070
Residential REITs 0.3%
AvalonBay Communities, Inc.	13,291	2,282,596
Camden Property Trust	9,992	945,043
Equity Residential	32,280	1,895,159
Essex Property Trust, Inc.	6,007	1,274,025
Invitation Homes, Inc.	53,835	1,706,031
Mid-America Apartment Communities, Inc.	10,919	1,404,729
UDR, Inc.	28,368	1,011,887
		10,519,470

	Shares	Value
Common Stocks
Retail REITs 0.3%
Federal Realty OP LP	6,867	$ 622,356
Kimco Realty Corp.	58,013	1,020,449
Realty Income Corp.	66,333	3,312,670
Regency Centers Corp.	15,378	914,068
Simon Property Group, Inc.	30,621	3,307,987
		9,177,530
Semiconductors & Semiconductor Equipment 7.3%
Advanced Micro Devices, Inc. (a)	151,205	15,546,898
Analog Devices, Inc.	46,926	8,216,273
Applied Materials, Inc.	78,589	10,880,647
Broadcom, Inc.	38,622	32,078,661
Enphase Energy, Inc. (a)	12,769	1,534,195
First Solar, Inc. (a)	9,998	1,615,577
Intel Corp.	391,941	13,933,503
KLA Corp.	12,795	5,868,555
Lam Research Corp.	12,475	7,818,956
Microchip Technology, Inc.	50,942	3,976,023
Micron Technology, Inc.	102,506	6,973,483
Monolithic Power Systems, Inc.	4,471	2,065,602
NVIDIA Corp.	231,159	100,551,853
NXP Semiconductors NV	24,127	4,823,470
ON Semiconductor Corp. (a)	40,385	3,753,786
Qorvo, Inc. (a)	9,163	874,792
QUALCOMM, Inc.	104,443	11,599,440
Skyworks Solutions, Inc.	14,917	1,470,667
SolarEdge Technologies, Inc. (a)	5,293	685,496
Teradyne, Inc.	14,414	1,448,030
Texas Instruments, Inc.	84,974	13,511,716
		249,227,623
Software 10.0%
Adobe, Inc. (a)	42,657	21,750,804
ANSYS, Inc. (a)	8,122	2,416,701
Autodesk, Inc. (a)	20,002	4,138,614
Cadence Design Systems, Inc. (a)	25,436	5,959,655
Fair Isaac Corp. (a)	2,326	2,020,201
Fortinet, Inc. (a)	61,003	3,579,656
Gen Digital, Inc.	52,662	931,064
Intuit, Inc.	26,210	13,391,738
Microsoft Corp.	695,328	219,549,816
Oracle Corp.	147,331	15,605,300
Palo Alto Networks, Inc. (a)	28,624	6,710,611
PTC, Inc. (a)	11,121	1,575,623
Roper Technologies, Inc.	9,987	4,836,504
Salesforce, Inc. (a)	91,154	18,484,208
ServiceNow, Inc. (a)	19,092	10,671,664
Synopsys, Inc. (a)	14,240	6,535,733

	Shares	Value
Common Stocks
Software
Tyler Technologies, Inc. (a)	3,938	$ 1,520,619
		339,678,511
Specialized REITs 1.0%
American Tower Corp.	43,626	7,174,296
Crown Castle, Inc.	40,587	3,735,222
Digital Realty Trust, Inc.	28,330	3,428,497
Equinix, Inc.	8,756	6,359,133
Extra Space Storage, Inc.	19,773	2,404,001
Iron Mountain, Inc.	27,313	1,623,758
Public Storage	14,810	3,902,731
SBA Communications Corp.	10,143	2,030,324
VICI Properties, Inc.	94,843	2,759,931
Weyerhaeuser Co.	68,388	2,096,776
		35,514,669
Specialty Retail 2.0%
AutoZone, Inc. (a)	1,699	4,315,443
Bath & Body Works, Inc.	21,423	724,097
Best Buy Co., Inc.	18,175	1,262,617
CarMax, Inc. (a)	14,806	1,047,228
Home Depot, Inc. (The)	94,090	28,430,234
Lowe's Cos., Inc.	54,840	11,397,946
O'Reilly Automotive, Inc. (a)	5,653	5,137,786
Ross Stores, Inc.	31,871	3,599,830
TJX Cos., Inc. (The)	107,553	9,559,311
Tractor Supply Co.	10,183	2,067,658
Ulta Beauty, Inc. (a)	4,661	1,861,836
		69,403,986
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc. (c)	1,375,368	235,476,755
Hewlett Packard Enterprise Co.	120,869	2,099,495
HP, Inc.	81,200	2,086,840
NetApp, Inc.	19,729	1,497,037
Seagate Technology Holdings plc	18,051	1,190,463
Western Digital Corp. (a)	29,942	1,366,253
		243,716,843
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., Class B	114,651	10,962,928
Ralph Lauren Corp.	3,780	438,820
Tapestry, Inc.	21,693	623,674
VF Corp. (b)	30,934	546,604
		12,572,026
Tobacco 0.6%
Altria Group, Inc.	166,080	6,983,664

	Shares	Value
Common Stocks
Tobacco
Philip Morris International, Inc.	145,279	$ 13,449,930
		20,433,594
Trading Companies & Distributors 0.3%
Fastenal Co.	53,469	2,921,546
United Rentals, Inc.	6,390	2,840,802
WW Grainger, Inc.	4,165	2,881,514
		8,643,862
Water Utilities 0.1%
American Water Works Co., Inc.	18,218	2,255,935
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc. (a)	48,444	6,784,582
Total Common Stocks (d) (Cost $1,054,620,132)		3,362,674,011

	Number of Rights
Rights 0.0% ‡
Health Care Equipment & Supplies 0.0% ‡
ABIOMED, Inc., CVR
(a)(e)(f)	4,165	4,248
Total Rights (Cost $4,248)		4,248

	Shares
Short-Term Investments 1.1%
Affiliated Investment Company 0.0% ‡
MainStay U.S. Government Liquidity Fund, 5.242% (g)	64,332	64,332
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 5.34% (g)(h)	1,425,737	1,425,737

	Principal Amount	Value

U.S. Treasury Debt 1.1%
U.S. Treasury Bills
5.365%, due 12/19/23 (c)(i)	$ 36,400,000	$ 35,981,415
Total Short-Term Investments (Cost $37,467,892)		37,471,484
Total Investments (Cost $1,092,092,272)	100.0%	3,400,149,743
Other Assets, Less Liabilities	0.0‡	172,008
Net Assets	100.0%	$ 3,400,321,751

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2023, the aggregate market value of securities on loan was $1,393,333. The Portfolio received cash collateral with a value of $1,425,737.
(c)	Represents a security, or portion thereof, which was maintained at the broker as collateral for futures contracts.
(d)	The combined market value of common stocks and notional value of Standard & Poor’s 500 Index futures contracts represents 100.0% of the Portfolio’s net assets.
(e)	Illiquid security—As of September 30, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $4,248, which represented less than one-tenth of a percent of the Portfolio’s net assets.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Current yield as of September 30, 2023.
(h)	Represents a security purchased with cash collateral received for securities on loan.
(i)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ —(a)	$ 24,683	$ (24,619)	$ —	$ —	$ 64	$ 7	$ —	64

(a)	Less than $500.

Futures Contracts
As of September 30, 2023, the Portfolio held the following futures contracts:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts
S&P 500 E-Mini Index	166	December 2023	$ 37,554,769	$ 35,901,650	$ (1,653,119)

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2023.
Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 3,362,674,011	$ —	$ —	$ 3,362,674,011
Rights	—	—	4,248	4,248
Short-Term Investments
Affiliated Investment Company	64,332	—	—	64,332
Unaffiliated Investment Company	1,425,737	—	—	1,425,737
U.S. Treasury Debt	—	35,981,415	—	35,981,415
Total Short-Term Investments	1,490,069	35,981,415	—	37,471,484
Total Investments in Securities	$ 3,364,164,080	$ 35,981,415	$ 4,248	$ 3,400,149,743
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (1,653,119)	$ —	$ —	$ (1,653,119)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Wellington Small Cap Portfolio
Portfolio of Investments September 30, 2023†^(Unaudited)
	Shares	Value
Common Stocks 96.1%
Aerospace & Defense 1.1%
BWX Technologies, Inc.	33,919	$ 2,543,247
Spirit AeroSystems Holdings, Inc., Class A (a)	88,485	1,428,148
		3,971,395
Automobile Components 2.3%
Dana, Inc.	88,625	1,300,129
Gentherm, Inc. (a)	23,433	1,271,475
Phinia, Inc.	50,613	1,355,922
Visteon Corp. (a)	9,532	1,316,083
XPEL, Inc. (a)	33,929	2,616,265
		7,859,874
Banks 8.1%
Bank OZK	51,281	1,900,987
Banner Corp.	23,702	1,004,491
Cadence Bank	151,407	3,212,857
Columbia Banking System, Inc.	92,541	1,878,582
First Hawaiian, Inc.	100,075	1,806,354
First Interstate BancSystem, Inc., Class A	76,181	1,899,954
FNB Corp.	147,753	1,594,255
Home BancShares, Inc.	99,047	2,074,044
OFG Bancorp	44,723	1,335,429
Old National Bancorp	130,504	1,897,528
Pacific Premier Bancorp, Inc.	89,723	1,952,372
Sandy Spring Bancorp, Inc.	87,858	1,882,797
Stellar Bancorp, Inc.	68,463	1,459,631
United Community Banks, Inc.	60,875	1,546,834
Veritex Holdings, Inc.	74,437	1,336,144
WSFS Financial Corp.	33,730	1,231,145
		28,013,404
Beverages 0.5%
Celsius Holdings, Inc. (a)	10,141	1,740,196
Biotechnology 4.8%
Ascendis Pharma A/S, ADR (a)	3,714	347,779
Blueprint Medicines Corp. (a)	11,552	580,141
Celldex Therapeutics, Inc. (a)	64,447	1,773,582
Crinetics Pharmaceuticals, Inc. (a)	10,041	298,619
Cytokinetics, Inc. (a)	49,031	1,444,453
Halozyme Therapeutics, Inc. (a)	50,812	1,941,018
Immunocore Holdings plc, ADR (a)	13,785	715,442
Intellia Therapeutics, Inc. (a)	13,176	416,625
Kymera Therapeutics, Inc. (a)	40,168	558,335
Merus NV (a)	85,702	2,020,853
Morphic Holding, Inc. (a)	11,929	273,293
Nuvalent, Inc., Class A (a)	33,810	1,554,246
Prothena Corp. plc (a)	8,778	423,539

	Shares	Value
Common Stocks
Biotechnology
PTC Therapeutics, Inc. (a)	15,680	$ 351,389
REVOLUTION Medicines, Inc. (a)	17,091	473,079
Rocket Pharmaceuticals, Inc. (a)	40,776	835,500
Sage Therapeutics, Inc. (a)	25,327	521,230
Vaxcyte, Inc. (a)	45,109	2,299,657
		16,828,780
Broadline Retail 0.4%
Global-e Online Ltd. (a)	37,972	1,509,007
Building Products 1.6%
AZEK Co., Inc. (The) (a)	60,969	1,813,218
Masonite International Corp. (a)	21,355	1,990,713
Zurn Elkay Water Solutions Corp.	60,563	1,696,975
		5,500,906
Capital Markets 1.1%
Hamilton Lane, Inc., Class A	26,023	2,353,520
PJT Partners, Inc., Class A	19,363	1,538,197
		3,891,717
Chemicals 2.7%
Cabot Corp.	29,078	2,014,233
Livent Corp. (a)(b)	76,088	1,400,780
Mativ Holdings, Inc.	126,018	1,797,017
Minerals Technologies, Inc.	37,631	2,060,673
Quaker Chemical Corp.	13,044	2,087,040
		9,359,743
Commercial Services & Supplies 2.9%
Brady Corp., Class A	44,075	2,420,599
Casella Waste Systems, Inc., Class A (a)	19,633	1,497,998
Deluxe Corp.	20,183	381,257
Interface, Inc.	210,883	2,068,762
Loomis AB	67,089	1,801,511
MillerKnoll, Inc.	79,894	1,953,408
		10,123,535
Communications Equipment 0.6%
Calix, Inc. (a)	43,443	1,991,427
Construction & Engineering 1.0%
Ameresco, Inc., Class A (a)(b)	29,262	1,128,343
Fluor Corp. (a)	64,440	2,364,948
		3,493,291
Consumer Finance 2.7%
Bread Financial Holdings, Inc.	53,484	1,829,153
Enova International, Inc. (a)	50,357	2,561,661

	Shares	Value
Common Stocks
Consumer Finance
Navient Corp.	94,840	$ 1,633,145
PRA Group, Inc. (a)	78,906	1,515,784
PROG Holdings, Inc. (a)	56,254	1,868,195
		9,407,938
Diversified Consumer Services 3.1%
Adtalem Global Education, Inc. (a)	50,983	2,184,621
Duolingo, Inc. (a)	6,032	1,000,528
European Wax Center, Inc., Class A (a)(b)	48,228	781,294
H&R Block, Inc.	96,341	4,148,443
Laureate Education, Inc.	181,660	2,561,406
		10,676,292
Electric Utilities 0.5%
Portland General Electric Co.	39,979	1,618,350
Electrical Equipment 0.7%
Acuity Brands, Inc.	4,456	758,902
Shoals Technologies Group, Inc., Class A (a)	92,561	1,689,238
		2,448,140
Electronic Equipment, Instruments & Components 1.6%
CTS Corp.	33,724	1,407,640
Novanta, Inc. (a)	14,365	2,060,515
TTM Technologies, Inc. (a)	151,891	1,956,356
		5,424,511
Energy Equipment & Services 4.4%
Cactus, Inc., Class A	41,461	2,081,757
DMC Global, Inc. (a)	77,235	1,889,940
Liberty Energy, Inc.	114,918	2,128,281
Nabors Industries Ltd. (a)	15,300	1,884,042
Patterson-UTI Energy, Inc.	120,957	1,674,045
Seadrill Ltd. (a)	28,788	1,289,414
Select Water Solutions, Inc.	238,869	1,899,009
Subsea 7 SA, Sponsored ADR	168,469	2,316,449
		15,162,937
Financial Services 3.0%
Federal Agricultural Mortgage Corp., Class C	14,053	2,168,378
NMI Holdings, Inc., Class A (a)	81,674	2,212,549
Radian Group, Inc.	88,078	2,211,639
Remitly Global, Inc. (a)	80,125	2,020,752
Shift4 Payments, Inc., Class A (a)	35,365	1,958,160
		10,571,478
Food Products 1.2%
Freshpet, Inc. (a)(b)	40,022	2,636,649

	Shares	Value
Common Stocks
Food Products
TreeHouse Foods, Inc. (a)	31,727	$ 1,382,663
		4,019,312
Gas Utilities 1.2%
New Jersey Resources Corp.	55,862	2,269,673
Spire, Inc.	35,997	2,036,710
		4,306,383
Ground Transportation 1.2%
Marten Transport Ltd.	98,145	1,934,438
Ryder System, Inc.	20,918	2,237,180
		4,171,618
Health Care Equipment & Supplies 4.8%
Artivion, Inc. (a)	140,008	2,122,521
Glaukos Corp. (a)	17,806	1,339,902
Globus Medical, Inc., Class A (a)	33,977	1,686,958
Inari Medical, Inc. (a)	20,774	1,358,620
Inspire Medical Systems, Inc. (a)	9,280	1,841,523
Lantheus Holdings, Inc. (a)	20,556	1,428,231
Omnicell, Inc. (a)	60,128	2,708,165
PROCEPT BioRobotics Corp. (a)(b)	31,794	1,043,161
Shockwave Medical, Inc. (a)	6,109	1,216,302
SI-BONE, Inc. (a)	90,800	1,928,592
		16,673,975
Health Care Providers & Services 1.6%
Acadia Healthcare Co., Inc. (a)	20,136	1,415,762
AMN Healthcare Services, Inc. (a)	23,298	1,984,524
Cross Country Healthcare, Inc. (a)	45,299	1,122,962
Premier, Inc., Class A	55,680	1,197,120
		5,720,368
Health Care REITs 0.7%
CareTrust REIT, Inc.	110,822	2,271,851
Health Care Technology 0.6%
Veradigm, Inc. (a)	158,026	2,076,462
Hotel & Resort REITs 1.0%
Pebblebrook Hotel Trust (b)	118,112	1,605,142
Ryman Hospitality Properties, Inc.	21,557	1,795,267
		3,400,409
Hotels, Restaurants & Leisure 2.0%
Cracker Barrel Old Country Store, Inc. (b)	29,862	2,006,726
Hilton Grand Vacations, Inc. (a)	63,325	2,577,328

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Wingstop, Inc.	13,988	$ 2,515,602
		7,099,656
Household Durables 2.0%
Helen of Troy Ltd. (a)	18,075	2,106,822
Skyline Champion Corp. (a)	75,221	4,793,082
		6,899,904
Household Products 0.5%
Energizer Holdings, Inc.	59,408	1,903,432
Insurance 2.9%
Kemper Corp.	34,557	1,452,431
Lancashire Holdings Ltd.	265,312	1,910,680
ProAssurance Corp.	140,332	2,650,872
SiriusPoint Ltd. (a)	392,461	3,991,328
		10,005,311
Interactive Media & Services 1.1%
Taboola.com Ltd. (a)	726,487	2,753,386
Ziff Davis, Inc. (a)	16,472	1,049,101
		3,802,487
Leisure Products 0.8%
Sturm Ruger & Co., Inc.	33,466	1,744,248
YETI Holdings, Inc. (a)	24,902	1,200,774
		2,945,022
Machinery 3.2%
Astec Industries, Inc.	41,512	1,955,630
Blue Bird Corp. (a)	96,618	2,062,794
Hillman Solutions Corp. (a)	223,787	1,846,243
Kennametal, Inc.	80,108	1,993,087
Middleby Corp. (The) (a)	8,430	1,079,040
REV Group, Inc.	137,576	2,201,216
		11,138,010
Media 1.4%
Criteo SA, Sponsored ADR (a)	47,706	1,393,015
Magnite, Inc. (a)	260,781	1,966,289
National CineMedia, Inc. (a)	374,421	1,681,150
		5,040,454
Metals & Mining 1.5%
Carpenter Technology Corp.	42,089	2,828,802
Compass Minerals International, Inc.	39,329	1,099,245
MP Materials Corp. (a)(b)	60,211	1,150,030
		5,078,077

	Shares	Value
Common Stocks
Mortgage Real Estate Investment Trusts 1.4%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	47,155	$ 999,686
Redwood Trust, Inc.	322,682	2,300,723
Rithm Capital Corp.	180,276	1,674,764
		4,975,173
Office REITs 0.5%
Piedmont Office Realty Trust, Inc., Class A	336,831	1,892,990
Oil, Gas & Consumable Fuels 1.5%
PBF Energy, Inc., Class A	51,274	2,744,697
Viper Energy Partners LP	90,095	2,511,849
		5,256,546
Personal Care Products 1.3%
Edgewell Personal Care Co.	47,169	1,743,366
elf Beauty, Inc. (a)	24,100	2,646,903
		4,390,269
Pharmaceuticals 1.3%
Aclaris Therapeutics, Inc. (a)	220,084	1,507,576
Intra-Cellular Therapies, Inc. (a)	18,493	963,300
Pacira BioSciences, Inc. (a)	46,471	1,425,730
Verona Pharma plc, ADR (a)	37,469	610,745
		4,507,351
Professional Services 2.3%
ExlService Holdings, Inc. (a)	79,269	2,222,703
TriNet Group, Inc. (a)	24,680	2,874,726
Verra Mobility Corp. (a)	154,525	2,889,618
		7,987,047
Real Estate Management & Development 1.0%
Marcus & Millichap, Inc.	60,001	1,760,430
Tricon Residential, Inc.	249,308	1,844,879
		3,605,309
Semiconductors & Semiconductor Equipment 3.0%
Ichor Holdings Ltd. (a)	56,362	1,744,968
MKS Instruments, Inc.	10,672	923,555
Semtech Corp. (a)	89,192	2,296,694
Silicon Motion Technology Corp., ADR (a)	36,570	1,874,212
SiTime Corp. (a)	7,966	910,115
Synaptics, Inc. (a)	10,634	951,105
Tower Semiconductor Ltd. (a)	74,880	1,839,053
		10,539,702
Software 6.3%
Adeia, Inc.	162,001	1,730,171
Agilysys, Inc. (a)	27,405	1,813,115

	Shares	Value
Common Stocks
Software
Altair Engineering, Inc., Class A (a)	32,860	$ 2,055,722
CyberArk Software Ltd. (a)	10,189	1,668,653
DoubleVerify Holdings, Inc. (a)	51,331	1,434,701
Five9, Inc. (a)	21,673	1,393,574
Intapp, Inc. (a)	20,900	700,568
InterDigital, Inc.	22,091	1,772,582
Jamf Holding Corp. (a)	72,627	1,282,593
Manhattan Associates, Inc. (a)	7,724	1,526,726
New Relic, Inc. (a)	9,242	791,300
PowerSchool Holdings, Inc., Class A (a)	79,172	1,794,037
SolarWinds Corp. (a)	242,621	2,290,342
Xperi, Inc. (a)	179,882	1,773,636
		22,027,720
Specialized REITs 0.6%
Uniti Group, Inc.	407,206	1,922,012
Specialty Retail 1.2%
Boot Barn Holdings, Inc. (a)	12,403	1,007,000
Gap, Inc. (The)	166,511	1,770,012
Monro, Inc.	44,108	1,224,879
		4,001,891
Textiles, Apparel & Luxury Goods 1.9%
Carter's, Inc.	25,578	1,768,719
Crocs, Inc. (a)	16,627	1,467,000
Kontoor Brands, Inc.	36,800	1,615,888
Steven Madden Ltd.	58,627	1,862,580
		6,714,187
Trading Companies & Distributors 3.0%
Air Lease Corp.	46,272	1,823,580
Applied Industrial Technologies, Inc.	15,825	2,446,703
McGrath RentCorp	19,024	1,906,966
MRC Global, Inc. (a)	289,756	2,969,999
Rush Enterprises, Inc., Class A	35,033	1,430,397
		10,577,645
Total Common Stocks (Cost $358,258,242)		334,543,494
Exchange-Traded Funds 2.1%
iShares Russell 2000 ETF (b)	18,986	3,355,585
iShares Russell 2000 Growth ETF (b)	1,740	390,021
iShares Russell 2000 Value ETF (b)	24,836	3,366,520
Total Exchange-Traded Funds (Cost $7,290,656)		7,112,126

	Number of Warrants	Value
Warrants 0.0% ‡
Energy Equipment & Services 0.0% ‡
Nabors Industries Ltd.
Expires 6/11/26 (a)	9,100	$ 133,770
Total Warrants (Cost $0)		133,770

	Shares
Short-Term Investments 4.3%
Affiliated Investment Company 1.8%
MainStay U.S. Government Liquidity Fund, 5.242% (c)	6,208,733	6,208,733
Unaffiliated Investment Companies 2.5%
Dreyfus Treasury Obligations Cash Management Fund, 5.377% (c)(d)	3,000,000	3,000,000
Goldman Sachs Financial Square Government Fund, 5.34% (c)(d)	858,765	858,765
Invesco Government & Agency Portfolio, 5.34% (c)(d)	3,929,217	3,929,217
RBC U.S. Government Money Market Fund, 5.365% (c)(d)	1,000,000	1,000,000
		8,787,982
Total Short-Term Investments (Cost $14,996,715)		14,996,715
Total Investments (Cost $380,545,613)	102.5%	356,786,105
Other Assets, Less Liabilities	(2.5)	(8,789,422)
Net Assets	100.0%	$ 347,996,683

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2023, the aggregate market value of securities on loan was $13,287,549; the total market value of collateral held by the Portfolio was $13,740,056. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $4,952,074. The Portfolio received cash collateral with a value of $8,787,982.
(c)	Current yield as of September 30, 2023.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 3,651	$ 76,816	$ (74,258)	$ —	$ —	$ 6,209	$ 213	$ —	6,209

Futures Contracts
As of September 30, 2023, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Russell 2000 E-Mini Index	60	December 2023	$ 5,620,346	$ 5,395,800	$ (224,546)

1.	As of September 30, 2023, cash in the amount of $409,200 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2023.
Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Commercial Services & Supplies	$ 8,322,024	$ 1,801,511	$ —	$ 10,123,535
Insurance	8,094,631	1,910,680	—	10,005,311
All Other Industries	314,414,648	—	—	314,414,648
Total Common Stocks	330,831,303	3,712,191	—	334,543,494
Exchange-Traded Funds	7,112,126	—	—	7,112,126
Warrants	133,770	—	—	133,770
Short-Term Investments
Affiliated Investment Company	6,208,733	—	—	6,208,733
Unaffiliated Investment Companies	8,787,982	—	—	8,787,982
Total Short-Term Investments	14,996,715	—	—	14,996,715
Total Investments in Securities	$ 353,073,914	$ 3,712,191	$ —	$ 356,786,105
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (224,546)	$ —	$ —	$ (224,546)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP MacKay Strategic Bond Portfolio
Portfolio of Investments September 30, 2023†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.8%
Asset-Backed Securities 14.8%
Automobile Asset-Backed Securities 10.0%
American Credit Acceptance Receivables Trust (a)
Series 2021-2, Class D
1.34%, due 7/13/27	$ 1,915,000	$ 1,839,684
Series 2021-4, Class D
1.82%, due 2/14/28	1,955,000	1,851,531
Series 2022-1, Class D
2.46%, due 3/13/28	3,265,000	3,094,267
Series 2021-2, Class E
2.54%, due 7/13/27	2,240,000	2,124,746
Avis Budget Rental Car Funding AESOP LLC
Series 2021-1A, Class A
1.38%, due 8/20/27 (a)	1,345,000	1,186,740
CPS Auto Receivables Trust (a)
Series 2021-A, Class E
2.53%, due 3/15/28	3,650,000	3,429,207
Series 2021-C, Class E
3.21%, due 9/15/28	2,570,000	2,379,038
Series 2020-C, Class E
4.22%, due 5/17/27	855,000	830,468
Series 2019-C, Class E
4.30%, due 7/15/25	1,157,133	1,148,850
Drive Auto Receivables Trust
Series 2021-1, Class D
1.45%, due 1/16/29	3,135,000	2,966,936
DT Auto Owner Trust (a)
Series 2021-4A, Class D
1.99%, due 9/15/27	1,375,000	1,256,321
Series 2021-3A, Class E
2.65%, due 9/15/28	585,000	531,404
Exeter Automobile Receivables Trust
Series 2021-2A, Class D
1.40%, due 4/15/27	1,710,000	1,588,955
Series 2021-3A, Class E
3.04%, due 12/15/28 (a)	3,825,000	3,434,802
Flagship Credit Auto Trust (a)
Series 2021-4, Class C
1.96%, due 12/15/27	1,340,000	1,250,193
Series 2021-4, Class D
2.26%, due 12/15/27	3,765,000	3,376,566
Series 2020-1, Class D
2.48%, due 3/16/26	1,000,000	969,171
Series 2020-1, Class E
3.52%, due 6/15/27	2,460,000	2,271,663
Series 2022-1, Class D
3.64%, due 3/15/28	715,000	658,841
Series 2019-2, Class E
4.52%, due 12/15/26	1,258,000	1,214,921

	Principal Amount	Value
Asset-Backed Securities
Automobile Asset-Backed Securities
Flagship Credit Auto Trust (a)
Series 2020-3, Class E
4.98%, due 12/15/27	$ 1,295,000	$ 1,202,831
Ford Credit Auto Owner Trust
Series 2023-2, Class B
5.92%, due 2/15/36 (a)	1,405,000	1,386,275
GLS Auto Receivables Issuer Trust (a)
Series 2021-3A, Class D
1.48%, due 7/15/27	3,630,000	3,339,966
Series 2021-4A, Class D
2.48%, due 10/15/27	2,285,000	2,108,510
Series 2021-2A, Class E
2.87%, due 5/15/28	2,410,000	2,202,239
Series 2021-1A, Class E
3.14%, due 1/18/28	1,140,000	1,074,109
Series 2021-3A, Class E
3.20%, due 10/16/28	2,780,000	2,543,519
Series 2020-1A, Class D
3.68%, due 11/16/26	1,430,000	1,391,261
Series 2019-3A, Class D
3.84%, due 5/15/26	1,635,000	1,615,769
Hertz Vehicle Financing III LP (a)
Series 2021-2A, Class C
2.52%, due 12/27/27	5,027,000	4,373,744
Series 2021-2A, Class D
4.34%, due 12/27/27	3,289,000	2,868,160
Hertz Vehicle Financing LLC
Series 2021-1A, Class C
2.05%, due 12/26/25 (a)	1,155,000	1,094,401
Santander Drive Auto Receivables Trust
Series 2021-3, Class D
1.33%, due 9/15/27	575,000	539,588
Series 2021-4, Class D
1.67%, due 10/15/27	3,260,000	3,022,982
Series 2022-2, Class C
3.76%, due 7/16/29	2,025,000	1,931,387
		68,099,045
Credit Card Asset-Backed Security 0.1%
Golden Credit Card Trust
Series 2021-1A, Class C
1.74%, due 8/15/28 (a)	540,000	473,759
Home Equity Asset-Backed Securities 0.1%
First NLC Trust
Series 2007-1, Class A1
5.504% (1 Month SOFR + 0.184%), due 8/25/37 (a)(b)	52,894	26,094

	Principal Amount	Value
Asset-Backed Securities
Home Equity Asset-Backed Securities
J.P. Morgan Mortgage Acquisition Trust
Series 2007-HE1, Class AF1
4.137% (1 Month SOFR + 0.214%), due 3/25/47 (b)	$ 18,271	$ 10,864
Mastr Asset-Backed Securities Trust
Series 2006-HE4, Class A1
5.534% (1 Month SOFR + 0.214%), due 11/25/36 (b)	15,207	4,813
Morgan Stanley ABS Capital I, Inc. Trust (b)
Series 2007-HE4, Class A2A
5.544% (1 Month SOFR + 0.224%), due 2/25/37	16,226	4,958
Series 2007-HE7, Class M1
7.434% (1 Month SOFR + 2.114%), due 7/25/37	930,000	674,486
		721,215
Other Asset-Backed Securities 4.6%
American Airlines Pass-Through Trust
Series 2016-2, Class A
3.65%, due 6/15/28	1,396,091	1,215,717
Series 2019-1, Class B
3.85%, due 2/15/28	1,096,601	968,098
Series 2021-1, Class B
3.95%, due 7/11/30	1,365,000	1,186,038
Series 2015-2, Class A
4.00%, due 9/22/27	322,355	290,988
AMSR Trust
Series 2020-SFR5, Class A
1.379%, due 11/17/37 (a)	840,000	762,691
CF Hippolyta Issuer LLC (a)
Series 2020-1, Class A1
1.69%, due 7/15/60	1,358,173	1,233,701
Series 2021-1A, Class B1
1.98%, due 3/15/61	5,579,289	4,775,796
Series 2020-1, Class A2
1.99%, due 7/15/60	1,305,889	1,094,313
Series 2020-1, Class B1
2.28%, due 7/15/60	1,300,608	1,141,966
DB Master Finance LLC
Series 2021-1A, Class A23
2.791%, due 11/20/51 (a)	1,508,137	1,162,697
FirstKey Homes Trust
Series 2021-SFR1, Class B
1.788%, due 8/17/38 (a)	1,735,000	1,524,158
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	2,329,613	2,048,665
Mosaic Solar Loan Trust
Series 2021-2A, Class B
2.09%, due 4/22/47 (a)	1,708,233	1,224,059

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Navient Private Education Refi Loan Trust (a)
Series 2020-GA, Class B
2.50%, due 9/16/69	$ 1,485,000	$ 1,098,062
Series 2020-HA, Class B
2.78%, due 1/15/69	840,000	663,930
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	1,835,000	1,582,316
Series 2021-1, Class B1
2.41%, due 10/20/61	1,800,000	1,496,684
PFS Financing Corp.
Series 2022-D, Class B
4.90%, due 8/15/27 (a)	1,790,000	1,742,248
Sierra Timeshare Receivables Funding LLC
Series 2023-2A, Class C
7.30%, due 4/20/40 (a)	816,479	811,256
Taco Bell Funding LLC
Series 2021-1A, Class A23
2.542%, due 8/25/51 (a)	1,454,100	1,106,454
Tricon American Homes
Series 2020-SFR1, Class C
2.249%, due 7/17/38 (a)	1,780,000	1,597,301
U.S. Airways Pass-Through Trust
Series 2012-1, Class A
5.90%, due 10/1/24	690,453	690,942
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	1,522,718	1,509,711
		30,927,791
Total Asset-Backed Securities (Cost $107,449,791)		100,221,810
Corporate Bonds 39.6%
Aerospace & Defense 0.3%
L3Harris Technologies, Inc.
4.40%, due 6/15/28	2,260,000	2,138,538
Agriculture 0.2%
BAT Capital Corp.
3.734%, due 9/25/40	1,160,000	777,902
BAT International Finance plc
4.448%, due 3/16/28	650,000	606,138
		1,384,040

	Principal Amount	Value
Corporate Bonds
Airlines 1.3%
American Airlines, Inc. (a)
5.50%, due 4/20/26	$ 1,503,333	$ 1,468,250
5.75%, due 4/20/29	3,255,000	3,027,313
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	887,010	861,551
4.75%, due 10/20/28	2,245,000	2,133,520
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)(c)	1,535,467	1,521,343
		9,011,977
Auto Manufacturers 2.2%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	1,085,000	1,017,694
4.125%, due 8/17/27	1,380,000	1,256,871
6.80%, due 5/12/28 (c)	2,175,000	2,172,484
6.95%, due 3/6/26	1,150,000	1,148,103
7.20%, due 6/10/30	965,000	969,825
General Motors Co.
5.60%, due 10/15/32 (c)	685,000	639,554
General Motors Financial Co., Inc.
2.35%, due 1/8/31	908,000	686,802
2.70%, due 6/10/31	2,255,000	1,725,889
4.30%, due 4/6/29	1,400,000	1,255,985
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	5,030,000	4,376,159
		15,249,366
Banks 12.7%
Banco Santander SA
4.175% (1 Year Treasury Constant Maturity Rate + 2.00%), due 3/24/28 (b)	3,000,000	2,770,133
6.921%, due 8/8/33	1,000,000	955,484
Bank of America Corp.
2.087%, due 6/14/29 (d)	920,000	770,163
2.687%, due 4/22/32 (d)	2,520,000	1,980,572
3.384%, due 4/2/26 (d)	2,185,000	2,091,254
3.705%, due 4/24/28 (d)	1,695,000	1,561,083
Series MM
4.30%, due 1/28/25 (d)(e)	1,741,000	1,605,672
8.57%, due 11/15/24	455,000	465,591
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (b)(e)	2,340,000	1,624,059
5.20%, due 5/12/26	1,725,000	1,661,847
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29 (b)(e)	1,000,000	897,442
BNP Paribas SA (a)
3.052%, due 1/13/31 (d)	1,720,000	1,415,838
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(e)	1,600,000	1,287,587
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (b)(e)	2,250,000	1,597,671
7.75% (5 Year Treasury Constant Maturity Rate + 4.899%), due 8/16/29 (b)(e)	705,000	669,231

	Principal Amount	Value
Corporate Bonds
Banks
BPCE SA (a)
2.045%, due 10/19/27 (d)	$ 1,370,000	$ 1,206,639
5.125%, due 1/18/28	1,285,000	1,240,473
Citigroup, Inc.
2.52%, due 11/3/32 (d)	1,465,000	1,114,573
Series Y
4.15% (5 Year Treasury Constant Maturity Rate + 3.00%), due 11/15/26 (b)(e)	1,915,000	1,532,730
5.50%, due 9/13/25	2,710,000	2,677,287
Series M
6.30%, due 5/15/24 (d)(e)	3,975,000	3,863,901
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(b)(e)	2,965,000	2,252,524
Deutsche Bank AG
3.035%, due 5/28/32 (d)	640,000	489,751
4.875% (USISDA05 + 2.553%), due 12/1/32 (b)	4,285,000	3,655,676
Fifth Third Bank NA
3.85%, due 3/15/26 (c)	1,375,000	1,271,821
First Horizon Bank
5.75%, due 5/1/30	1,795,000	1,606,660
Freedom Mortgage Corp.
7.625%, due 5/1/26 (a)	1,205,000	1,123,143
Goldman Sachs Group, Inc. (The)
1.948%, due 10/21/27 (d)	1,555,000	1,372,992
Series V
4.125% (5 Year Treasury Constant Maturity Rate + 2.949%), due 11/10/26 (b)(e)	1,035,000	846,555
6.75%, due 10/1/37 (c)	1,828,000	1,851,119
Huntington National Bank (The)
3.55%, due 10/6/23	894,000	893,769
Intesa Sanpaolo SpA
4.198% (1 Year Treasury Constant Maturity Rate + 2.60%), due 6/1/32 (a)(b)	2,515,000	1,853,168
JPMorgan Chase & Co. (d)
1.764%, due 11/19/31	1,769,000	1,330,574
Series HH
4.60%, due 2/1/25 (e)	387,000	362,034
Lloyds Banking Group plc
4.582%, due 12/10/25	2,500,000	2,390,838
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	1,095,000	971,733
Macquarie Group Ltd.
2.871%, due 1/14/33 (a)(d)	2,065,000	1,560,722
Morgan Stanley
2.484%, due 9/16/36 (d)	2,895,000	2,102,890
5.00%, due 11/24/25	2,190,000	2,146,496
NatWest Group plc (b)
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28	2,685,000	2,394,931
4.60% (5 Year Treasury Constant Maturity Rate + 3.10%), due 6/28/31 (e)	2,740,000	1,813,560
5.847% (1 Year Treasury Constant Maturity Rate + 1.35%), due 3/2/27	1,665,000	1,643,297
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (d)	1,270,000	1,238,581

	Principal Amount	Value
Corporate Bonds
Banks
Societe Generale SA (a)(b)(e)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	$ 1,540,000	$ 1,242,783
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,745,000	1,244,316
Sumitomo Mitsui Trust Bank Ltd.
5.65%, due 3/9/26 (a)	1,825,000	1,819,871
Synchrony Bank
5.40%, due 8/22/25	1,970,000	1,898,634
UBS Group AG (a)
3.091%, due 5/14/32 (d)	895,000	706,915
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(e)	2,715,000	1,945,089
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28 (b)	590,000	557,464
6.442%, due 8/11/28 (d)	830,000	829,287
Wells Fargo & Co.
3.00%, due 10/23/26	1,640,000	1,506,165
3.35%, due 3/2/33 (d)	1,510,000	1,220,599
5.557%, due 7/25/34 (d)	395,000	374,019
Series U
5.875% (3 Month LIBOR + 3.99%), due 6/15/25 (b)(e)	595,000	583,445
Series S
5.90% (3 Month LIBOR + 3.11%), due 6/15/24 (b)(e)	2,725,000	2,670,378
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	1,825,000	1,350,260
		86,111,289
Building Materials 0.4%
CEMEX Materials LLC
7.70%, due 7/21/25 (a)	2,645,000	2,684,675
Chemicals 1.0%
Alpek SAB de CV
3.25%, due 2/25/31 (a)	3,185,000	2,500,071
Braskem Netherlands Finance BV (a)
4.50%, due 1/10/28	1,015,000	897,748
8.50%, due 1/12/31	1,480,000	1,466,606
Sasol Financing USA LLC
5.875%, due 3/27/24	2,080,000	2,059,509
		6,923,934
Commercial Services 0.4%
Ashtead Capital, Inc.
4.25%, due 11/1/29 (a)	1,960,000	1,735,466
California Institute of Technology
3.65%, due 9/1/2119	1,144,000	700,371
		2,435,837
Computers 1.0%
Dell International LLC
5.25%, due 2/1/28	3,085,000	3,037,899

	Principal Amount	Value
Corporate Bonds
Computers
Dell International LLC
6.02%, due 6/15/26	$ 326,000	$ 327,271
8.10%, due 7/15/36	670,000	749,525
NCR Corp.
5.00%, due 10/1/28 (a)(c)	3,210,000	2,873,261
		6,987,956
Diversified Financial Services 2.8%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	2,200,000	1,886,452
Air Lease Corp.
2.30%, due 2/1/25	1,820,000	1,723,985
Aircastle Ltd.
5.25% (5 Year Treasury Constant Maturity Rate + 4.41%), due 6/15/26 (a)(b)(e)	1,740,000	1,368,245
Ally Financial, Inc.
5.75%, due 11/20/25	3,570,000	3,467,746
8.00%, due 11/1/31	2,010,000	2,029,366
Avolon Holdings Funding Ltd.
3.25%, due 2/15/27 (a)	2,340,000	2,084,198
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	1,545,000	1,412,710
Capital One Financial Corp.
6.312%, due 6/8/29 (d)	1,875,000	1,832,432
Nomura Holdings, Inc.
5.099%, due 7/3/25	1,985,000	1,947,123
OneMain Finance Corp.
3.50%, due 1/15/27	1,175,000	1,006,094
6.125%, due 3/15/24	440,000	438,605
		19,196,956
Electric 3.2%
AEP Texas, Inc.
4.70%, due 5/15/32	1,460,000	1,335,998
American Electric Power Co., Inc.
5.625%, due 3/1/33	1,850,000	1,790,164
Calpine Corp.
5.125%, due 3/15/28 (a)	1,260,000	1,121,952
Dominion Energy, Inc.
Series C
4.35% (5 Year Treasury Constant Maturity Rate + 3.195%), due 1/15/27 (b)(e)	1,045,000	902,265
Duke Energy Carolinas LLC
4.95%, due 1/15/33	1,205,000	1,144,970
Edison International
Series B
5.00% (5 Year Treasury Constant Maturity Rate + 3.901%), due 12/15/26 (b)(e)	2,685,000	2,294,803
FirstEnergy Transmission LLC
4.35%, due 1/15/25 (a)	1,675,000	1,634,979

	Principal Amount	Value
Corporate Bonds
Electric
Georgia Power Co.
4.95%, due 5/17/33	$ 870,000	$ 815,484
Pacific Gas and Electric Co.
3.50%, due 8/1/50	2,460,000	1,464,458
Sempra
4.125% (5 Year Treasury Constant Maturity Rate + 2.868%), due 4/1/52 (b)	2,935,000	2,374,060
Southern California Edison Co.
5.30%, due 3/1/28	2,345,000	2,314,525
Virginia Electric and Power Co.
5.70%, due 8/15/53 (c)	1,585,000	1,487,386
WEC Energy Group, Inc.
7.739% (3 Month SOFR + 2.374%), due 5/15/67 (b)	1,860,340	1,665,032
Xcel Energy, Inc.
5.45%, due 8/15/33	1,320,000	1,259,712
		21,605,788
Electronics 0.3%
Arrow Electronics, Inc.
6.125%, due 3/1/26	1,830,000	1,822,418
Environmental Control 0.1%
Covanta Holding Corp.
4.875%, due 12/1/29 (a)	1,025,000	840,910
Food 0.8%
JBS USA LUX SA
5.75%, due 4/1/33	2,290,000	2,094,350
Kraft Heinz Foods Co.
5.00%, due 7/15/35	718,000	665,614
Minerva Luxembourg SA
8.875%, due 9/13/33 (a)(c)	1,075,000	1,066,421
Smithfield Foods, Inc.
3.00%, due 10/15/30 (a)	2,005,000	1,532,640
		5,359,025
Gas 1.0%
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	1,300,000	1,275,180
National Fuel Gas Co.
2.95%, due 3/1/31	1,195,000	939,197
5.50%, due 10/1/26	2,120,000	2,090,867
Piedmont Natural Gas Co., Inc.
5.05%, due 5/15/52	1,330,000	1,100,475
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51	2,010,000	1,191,065
		6,596,784

	Principal Amount	Value
Corporate Bonds
Home Builders 0.3%
Toll Brothers Finance Corp.
4.35%, due 2/15/28	$ 2,089,000	$ 1,939,429
Household Products & Wares 0.4%
Kronos Acquisition Holdings, Inc.
5.00%, due 12/31/26 (a)	2,890,000	2,633,128
Insurance 1.6%
Lincoln National Corp.
7.996% (3 Month LIBOR + 2.358%), due 5/17/66 (b)	6,418,000	4,464,938
MassMutual Global Funding II
2.95%, due 1/11/25 (a)	2,995,000	2,888,977
NMI Holdings, Inc.
7.375%, due 6/1/25 (a)	870,000	865,373
Protective Life Corp.
8.45%, due 10/15/39	1,564,000	1,783,740
Willis North America, Inc.
3.875%, due 9/15/49	840,000	562,154
		10,565,182
Internet 0.4%
Match Group Holdings II LLC
5.00%, due 12/15/27 (a)	3,170,000	2,923,745
Lodging 1.0%
Hyatt Hotels Corp.
1.80%, due 10/1/24	5,450,000	5,228,444
Marriott International, Inc.
3.75%, due 10/1/25	1,860,000	1,788,065
		7,016,509
Media 0.3%
CCO Holdings LLC
4.75%, due 3/1/30 (a)(c)	835,000	700,942
DISH DBS Corp.
5.75%, due 12/1/28 (a)	1,445,000	1,110,844
		1,811,786
Miscellaneous—Manufacturing 0.4%
Textron Financial Corp.
7.361% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	3,055,000	2,425,163
Oil & Gas 0.5%
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (a)(f)	920,000	736,000

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Marathon Petroleum Corp.
5.125%, due 12/15/26	$ 2,425,000	$ 2,386,251
		3,122,251
Packaging & Containers 0.2%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	166,000	158,890
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	943,000	919,314
		1,078,204
Pharmaceuticals 0.4%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	10,000	8,913
4.75%, due 5/9/27	2,855,000	2,619,557
7.875%, due 9/15/29	10,000	10,130
		2,638,600
Pipelines 4.2%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,825,000	1,364,716
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	2,715,000	2,259,938
DCP Midstream Operating LP
3.25%, due 2/15/32	2,490,000	2,008,961
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,660,000	1,410,668
Enbridge, Inc.
5.70%, due 3/8/33	1,295,000	1,240,608
5.969%, due 3/8/26	2,440,000	2,427,959
Energy Transfer LP
Series H
6.50% (5 Year Treasury Constant Maturity Rate + 5.694%), due 11/15/26 (b)(e)	3,435,000	3,156,250
EnLink Midstream LLC
5.625%, due 1/15/28 (a)(c)	785,000	742,206
Enterprise Products Operating LLC
4.20%, due 1/31/50	545,000	420,416
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,310,000	1,795,435
Hess Midstream Operations LP
4.25%, due 2/15/30 (a)	3,710,000	3,128,414
MPLX LP
4.00%, due 3/15/28	2,500,000	2,312,698
4.125%, due 3/1/27	1,780,000	1,684,006
Plains All American Pipeline LP
3.80%, due 9/15/30	1,330,000	1,142,400
Sabine Pass Liquefaction LLC
5.75%, due 5/15/24	511,000	509,921

	Principal Amount	Value
Corporate Bonds
Pipelines
Targa Resources Corp.
4.20%, due 2/1/33	$ 935,000	$ 795,019
Western Midstream Operating LP
5.25%, due 2/1/50 (g)	2,100,000	1,635,972
Williams Cos., Inc. (The)
3.50%, due 10/15/51	1,000,000	637,775
		28,673,362
Real Estate Investment Trusts 0.7%
Iron Mountain, Inc.
4.875%, due 9/15/29 (a)	2,254,000	1,975,506
Starwood Property Trust, Inc.
3.625%, due 7/15/26 (a)	3,409,000	3,023,016
		4,998,522
Retail 0.3%
AutoNation, Inc.
4.75%, due 6/1/30	1,116,000	1,005,516
Nordstrom, Inc.
4.25%, due 8/1/31	1,675,000	1,214,752
		2,220,268
Semiconductors 0.4%
Broadcom, Inc. (a)
3.469%, due 4/15/34	2,470,000	1,939,966
3.75%, due 2/15/51	910,000	608,379
		2,548,345
Telecommunications 0.6%
Altice France SA
5.125%, due 7/15/29 (a)	3,495,000	2,484,616
AT&T, Inc.
3.50%, due 9/15/53 (c)	1,405,000	868,078
T-Mobile USA, Inc.
2.625%, due 2/15/29	875,000	741,276
		4,093,970
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP
6.05%, due 8/1/28 (a)	1,260,000	1,244,194
Total Corporate Bonds (Cost $305,506,784)		268,282,151
Foreign Government Bonds 2.1%
Brazil 0.1%
Brazil Government Bond
3.75%, due 9/12/31	565,000	474,898

	Principal Amount	Value
Foreign Government Bonds
Chile 0.5%
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	$ 4,005,000	$ 3,197,831
Colombia 0.3%
Colombia Government Bond
3.25%, due 4/22/32	2,065,000	1,481,933
4.50%, due 1/28/26	650,000	621,505
		2,103,438
Mexico 1.2%
Comision Federal de Electricidad (a)
3.875%, due 7/26/33	2,315,000	1,751,096
4.677%, due 2/9/51	2,765,000	1,777,505
Petroleos Mexicanos
6.50%, due 3/13/27	3,570,000	3,147,773
6.75%, due 9/21/47	2,825,000	1,673,915
		8,350,289
Total Foreign Government Bonds (Cost $18,808,985)		14,126,456
Loan Assignments 0.2%
Diversified/Conglomerate Service 0.2%
TruGreen LP (b)
First Lien Second Refinancing Term Loan
9.416% (1 Month SOFR + 4.00%), due 11/2/27	936,862	890,019
Second Lien Initial Term Loan
14.131% (3 Month SOFR + 8.50%), due 11/2/28	645,000	428,925
		1,318,944
Total Loan Assignments (Cost $1,566,924)		1,318,944
Mortgage-Backed Securities 35.7%
Agency (Collateralized Mortgage Obligations) 7.7%
FHLMC
REMIC, Series 4660
(zero coupon), due 1/15/33	1,930,828	1,415,147
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	2,489,360	1,658,707
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(h)	3,794,074	53,581
REMIC, Series 5164, Class SA
(zero coupon) (SOFR 30A + 3.75%), due 11/25/51 (b)(h)	8,916,807	155,915
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(h)	3,185,817	41,199

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5326
(zero coupon), due 8/25/53	$ 773,866	$ 559,865
REMIC, Series 4839, Class WO
(zero coupon), due 8/15/56	1,146,841	734,730
REMIC, Series 4993, Class KS
0.621% (SOFR 30A + 5.936%), due 7/25/50 (b)(h)	4,890,442	519,223
REMIC, Series 5038, Class IB
2.50%, due 10/25/50 (h)	1,000,568	144,207
REMIC, Series 5149, Class LI
2.50%, due 10/25/51 (h)	5,032,036	625,197
REMIC, Series 5205, Class KI
3.00%, due 12/25/48 (h)	2,213,949	246,006
REMIC, Series 5152, Class BI
3.00%, due 7/25/50 (h)	3,588,339	599,905
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (h)	2,728,000	483,293
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (h)	1,664,209	266,385
REMIC, Series 5167, Class GI
3.00%, due 11/25/51 (h)	4,358,185	679,104
REMIC, Series 5191
3.50%, due 9/25/50 (h)	2,280,553	420,536
REMIC, Series 5036
3.50%, due 11/25/50 (h)	2,780,423	541,994
REMIC, Series 5040
3.50%, due 11/25/50 (h)	1,492,312	239,299
FHLMC, Strips
REMIC, Series 311
(zero coupon), due 8/15/43	812,777	580,230
REMIC, Series 311, Class S1
0.522% (SOFR 30A + 5.836%), due 8/15/43 (b)(h)	2,407,644	202,669
REMIC, Series 389, Class C35
2.00%, due 6/15/52 (h)	3,805,706	465,836
FNMA
REMIC, Series 2021-81, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 12/25/51 (b)(h)	13,436,578	56,436
REMIC, Series 2022-3, Class YS
(zero coupon) (SOFR 30A + 2.55%), due 2/25/52 (b)(h)	10,582,246	39,404
REMIC, Series 2022-5, Class SN
(zero coupon) (SOFR 30A + 1.80%), due 2/25/52 (b)(h)	1,737,260	3,254
REMIC, Series 2023-41
(zero coupon), due 9/25/53	1,202,341	859,336
REMIC, Series 2023-45
(zero coupon), due 10/25/53	1,520,000	1,074,793
REMIC, Series 2022-10, Class SA
0.435% (SOFR 30A + 5.75%), due 2/25/52 (b)(h)	2,496,660	250,049

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2021-40, Class SI
0.521% (SOFR 30A + 5.836%), due 9/25/47 (b)(h)	$ 3,105,920	$ 239,889
REMIC, Series 2016-57, Class SN
0.621% (SOFR 30A + 5.936%), due 6/25/46 (b)(h)	2,391,552	205,298
REMIC, Series 2019-32, Class SB
0.621% (SOFR 30A + 5.936%), due 6/25/49 (b)(h)	2,442,963	194,747
REMIC, Series 2020-23, Class PS
0.621% (SOFR 30A + 5.936%), due 2/25/50 (b)(h)	2,796,496	259,812
REMIC, Series 2016-19, Class SD
0.671% (SOFR 30A + 5.986%), due 4/25/46 (b)(h)	4,899,378	290,981
REMIC, Series 2021-10, Class LI
2.50%, due 3/25/51 (h)	1,606,754	226,978
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (h)	2,015,832	294,913
REMIC, Series 2021-95, Class KI
2.50%, due 4/25/51 (h)	5,860,633	803,794
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (h)	802,325	105,699
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (h)	4,150,097	680,220
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (h)	2,693,925	533,458
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	1,343,260	1,127,429
FNMA, Strips (h)
REMIC, Series 426, Class C32
1.50%, due 2/25/52	6,936,681	648,160
REMIC, Series 427, Class C77
2.50%, due 9/25/51	4,693,017	677,889
GNMA
REMIC, Series 2019-136, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 11/20/49 (b)(h)	685,654	3,620
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(h)	4,013,581	22,851
REMIC, Series 2020-129, Class SB
(zero coupon) (1 Month SOFR + 3.086%), due 9/20/50 (b)(h)	5,667,255	40,446
REMIC, Series 2021-97, Class SD
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(h)	12,773,377	69,800
REMIC, Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(h)	4,681,887	84,441
REMIC, Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(h)	9,330,087	67,647
REMIC, Series 2021-214, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(h)	43,486,629	66,408
REMIC, Series 2022-19, Class SG
(zero coupon) (SOFR 30A + 2.45%), due 1/20/52 (b)(h)	7,402,143	25,429

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2022-24, Class SC
(zero coupon) (SOFR 30A + 2.37%), due 2/20/52 (b)(h)	$ 37,246,434	$ 102,625
REMIC, Series 2023-56
(zero coupon), due 7/20/52	2,123,798	1,882,178
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,485,957	1,097,569
REMIC, Series 2023-53
(zero coupon), due 4/20/53	957,439	739,814
REMIC, Series 2023-80, Class SA
(zero coupon) (SOFR 30A + 5.25%), due 6/20/53 (b)(h)	9,221,121	278,573
REMIC, Series 2023-101, Class EO
(zero coupon), due 7/20/53	1,321,224	1,054,022
REMIC, Series 2020-183, Class HT
0.456% (SOFR 30A + 5.77%), due 12/20/50 (b)(h)	4,483,101	318,060
REMIC, Series 2023-60, Class ES
0.571% (SOFR 30A + 11.20%), due 4/20/53 (b)	2,288,155	2,009,062
REMIC, Series 2020-34, Class SC
0.611% (1 Month SOFR + 5.936%), due 3/20/50 (b)(h)	3,059,631	290,079
REMIC, Series 2020-146, Class SA
0.861% (1 Month SOFR + 6.186%), due 10/20/50 (b)(h)	2,986,359	317,271
REMIC, Series 2020-167, Class SN
0.861% (1 Month SOFR + 6.186%), due 11/20/50 (b)(h)	1,457,761	145,793
REMIC, Series 2021-179, Class SA
0.861% (1 Month SOFR + 6.186%), due 11/20/50 (b)(h)	4,433,053	452,941
REMIC, Series 2020-189, Class SU
0.861% (1 Month SOFR + 6.186%), due 12/20/50 (b)(h)	969,982	106,066
REMIC, Series 2021-46, Class TS
0.861% (1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	2,105,543	221,569
REMIC, Series 2021-57, Class SA
0.861% (1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	3,409,264	354,348
REMIC, Series 2021-96, Class NS
0.861% (1 Month SOFR + 6.186%), due 6/20/51 (b)(h)	5,496,708	563,867
REMIC, Series 2021-96, Class SN
0.861% (1 Month SOFR + 6.186%), due 6/20/51 (b)(h)	3,830,684	378,084
REMIC, Series 2021-97, Class SM
0.861% (1 Month SOFR + 6.186%), due 6/20/51 (b)(h)	4,013,754	422,131
REMIC, Series 2021-122, Class HS
0.861% (1 Month SOFR + 6.186%), due 7/20/51 (b)(h)	3,508,873	393,753
REMIC, Series 2022-137, Class S
0.861% (1 Month SOFR + 6.186%), due 7/20/51 (b)(h)	3,854,801	394,396
REMIC, Series 2021-96, Class JS
0.911% (1 Month SOFR + 6.236%), due 6/20/51 (b)(h)	3,601,868	315,098
REMIC, Series 2020-166, Class CA
1.00%, due 11/20/50	3,031,002	2,148,323
REMIC, Series 2023-86, Class SE
1.336% (SOFR 30A + 6.65%), due 9/20/50 (b)(h)	2,707,521	304,175

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2023-66, Class MP
1.671% (SOFR 30A + 12.30%), due 5/20/53 (b)	$ 2,208,716	$ 1,940,600
REMIC, Series 2021-41, Class FS
2.00% (SOFR 30A + 0.20%), due 10/20/50 (b)(h)	4,488,502	435,940
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (h)	1,936,971	194,217
REMIC, Series 2020-176, Class AI
2.00%, due 11/20/50 (h)	12,026,916	1,176,391
REMIC, Series 2020-185, Class BI
2.00%, due 12/20/50 (h)	2,217,640	243,233
REMIC, Series 2020-188
2.00%, due 12/20/50 (h)	4,164,905	421,123
REMIC, Series 2021-57, Class AI
2.00%, due 2/20/51 (h)	4,421,567	438,696
REMIC, Series 2021-49, Class YI
2.00%, due 3/20/51 (h)	608,807	64,885
REMIC, Series 2021-205, Class GA
2.00%, due 11/20/51	819,704	652,888
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (h)	3,201,505	373,444
REMIC, Series 2021-97, Class IN
2.50%, due 8/20/49 (h)	5,341,391	570,005
REMIC, Series 2019-159, Class P
2.50%, due 9/20/49	1,551,944	1,296,870
REMIC, Series 2022-1, Class IA
2.50%, due 6/20/50 (h)	809,530	108,786
REMIC, Series 2020-122, Class IW
2.50%, due 7/20/50 (h)	2,738,518	353,429
REMIC, Series 2020-151, Class TI
2.50%, due 10/20/50 (h)	2,561,671	332,007
REMIC, Series 2021-56, Class FE
2.50% (SOFR 30A + 0.20%), due 10/20/50 (b)(h)	4,985,403	607,510
REMIC, Series 2020-173, Class EI
2.50%, due 11/20/50 (h)	2,871,611	388,000
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (h)	1,439,177	183,061
REMIC, Series 2021-137, Class HI
2.50%, due 8/20/51 (h)	3,135,084	429,527
REMIC, Series 2021-149, Class CI
2.50%, due 8/20/51 (h)	4,021,326	519,234
REMIC, Series 2021-177, Class CI
2.50%, due 10/20/51 (h)	2,979,810	386,722
REMIC, Series 2022-83
2.50%, due 11/20/51 (h)	4,354,932	568,814
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (h)	5,421,401	809,276

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (h)	$ 538,747	$ 78,753
REMIC, Series 2021-97, Class FA
3.00% (SOFR 30A + 0.40%), due 6/20/51 (b)	998,381	828,504
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (h)	1,810,442	318,870
REMIC, Series 2022-207
3.00%, due 8/20/51 (h)	2,834,277	444,601
REMIC, Series 2021-158, Class NI
3.00%, due 9/20/51 (h)	4,625,734	697,802
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (h)	3,835,289	524,658
REMIC, Series 2023-19, Class CI
3.00%, due 11/20/51 (h)	3,692,476	565,529
REMIC, Series 2023-63, Class MA
3.50%, due 5/20/50	1,640,973	1,438,442
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (h)	3,299,528	588,431
		51,856,254
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 11.0%
BAMLL Commercial Mortgage Securities Trust (a)(b)
Series 2022-DKLX, Class E
9.46% (1 Month SOFR + 4.127%), due 1/15/39	1,335,000	1,279,730
Series 2022-DKLX, Class F
10.29% (1 Month SOFR + 4.957%), due 1/15/39	1,850,000	1,762,377
Bayview Commercial Asset Trust
Series 2005-3A, Class A1
5.754% (1 Month SOFR + 0.594%), due 11/25/35 (a)(b)	819,488	740,873
BBCMS Mortgage Trust (a)(b)
Series 2018-TALL, Class B
6.501% (1 Month SOFR + 1.168%), due 3/15/37	270,000	230,850
Series 2018-TALL, Class C
6.651% (1 Month SOFR + 1.318%), due 3/15/37	1,015,000	801,851
Series 2018-TALL, Class D
6.979% (1 Month SOFR + 1.646%), due 3/15/37	1,025,000	765,303
BX Commercial Mortgage Trust (a)
Series 2020-VIV2, Class C
3.66%, due 3/9/44 (i)	2,240,000	1,826,790
Series 2020-VIV3, Class B
3.662%, due 3/9/44 (i)	1,160,000	964,438
Series 2020-VIVA, Class D
3.667%, due 3/11/44 (i)	1,765,000	1,393,611
Series 2021-VOLT, Class D
7.097% (1 Month SOFR + 1.764%), due 9/15/36 (b)	1,750,000	1,669,266

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BX Trust (a)
Series 2019-OC11, Class B
3.605%, due 12/9/41	$ 300,000	$ 253,170
Series 2019-OC11, Class C
3.856%, due 12/9/41	975,000	817,723
Series 2019-OC11, Class D
4.075%, due 12/9/41 (i)	1,085,000	891,909
Series 2019-OC11, Class E
4.075%, due 12/9/41 (i)	1,705,000	1,358,567
Series 2023-LIFE, Class C
5.884%, due 2/15/28	500,000	464,925
Series 2018-GW, Class C
6.85% (1 Month SOFR + 1.517%), due 5/15/35 (b)	1,145,000	1,119,423
Series 2021-LBA, Class DV
7.047% (1 Month SOFR + 1.714%), due 2/15/36 (b)	1,818,862	1,744,743
Series 2021-RISE, Class D
7.196% (1 Month SOFR + 1.864%), due 11/15/36 (b)	2,838,219	2,777,978
Series 2021-ARIA, Class E
7.691% (1 Month SOFR + 2.359%), due 10/15/36 (b)	2,990,000	2,838,001
BXHPP Trust (a)(b)
Series 2021-FILM, Class A
6.096% (1 Month SOFR + 0.764%), due 8/15/36	1,495,000	1,407,827
Series 2021-FILM, Class C
6.546% (1 Month SOFR + 1.214%), due 8/15/36	1,675,000	1,510,930
Series 2021-FILM, Class D
6.946% (1 Month SOFR + 1.614%), due 8/15/36	1,675,000	1,473,610
BXSC Commercial Mortgage Trust
Series 2022-WSS, Class D
8.521% (1 Month SOFR + 3.188%), due 3/15/35 (a)(b)	1,995,000	1,968,727
COMM Mortgage Trust
Series 2012-CR4, Class AM
3.251%, due 10/15/45	1,705,000	1,440,402
CSMC WEST Trust
Series 2020-WEST, Class A
3.04%, due 2/15/35 (a)	2,657,500	1,914,109
DROP Mortgage Trust
Series 2021-FILE, Class A
6.596% (1 Month SOFR + 1.264%), due 10/15/43 (a)(b)	1,775,000	1,654,617
Extended Stay America Trust
Series 2021-ESH, Class D
7.696% (1 Month SOFR + 2.364%), due 7/15/38 (a)(b)	4,021,513	3,955,877
FREMF Mortgage Trust (a)(i)
REMIC, Series 2018-K154, Class B
4.162%, due 11/25/32	2,450,000	1,928,158
REMIC, Series 2018-K82, Class C
4.27%, due 9/25/28	1,695,000	1,525,295
REMIC, Series 2018-K155, Class B
4.309%, due 4/25/33	2,975,000	2,362,171

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
FREMF Mortgage Trust (a)(i)
REMIC, Series 2018-K84, Class C
4.315%, due 10/25/28	$ 610,000	$ 551,887
REMIC, Series 2018-K81, Class C
4.315%, due 9/25/51	1,660,000	1,507,361
REMIC, Series 2018-K76, Class C
4.351%, due 6/25/51	500,000	456,631
REMIC, Series 2018-K80, Class C
4.376%, due 8/25/50	1,385,000	1,261,754
REMIC, Series 2019-K88, Class C
4.528%, due 2/25/52	2,185,000	1,976,401
GNMA (h)(i)
REMIC, Series 2021-108
0.966%, due 6/16/61	8,687,044	593,470
REMIC, Series 2020-168, Class IA
0.978%, due 12/16/62	4,456,688	311,701
REMIC, Series 2021-47
0.992%, due 3/16/61	10,411,862	721,913
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A
3.228%, due 7/10/39 (a)	945,000	798,573
Manhattan West Mortgage Trust
Series 2020-1MW, Class A
2.13%, due 9/10/39 (a)	1,660,000	1,421,413
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class A4
3.536%, due 11/15/52	800,000	726,837
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2019-01, Class M10
8.679% (SOFR 30A + 3.364%), due 10/25/49	3,723,537	3,626,938
Series 2020-01, Class M10
9.179% (SOFR 30A + 3.864%), due 3/25/50	2,704,070	2,630,681
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	3,435,000	2,728,308
One Market Plaza Trust
Series 2017-1MKT, Class A
3.614%, due 2/10/32 (a)	1,110,000	1,024,590
SLG Office Trust
Series 2021-OVA, Class F
2.851%, due 7/15/41 (a)	2,130,000	1,424,334
SMRT
Series 2022-MINI, Class D
7.283% (1 Month SOFR + 1.95%), due 1/15/39 (a)(b)	3,505,000	3,357,704
Wells Fargo Commercial Mortgage Trust
Series 2018-AUS, Class A
4.194%, due 8/17/36 (a)(i)	2,520,000	2,238,519

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class AS
3.891%, due 8/15/47	$ 2,560,000	$ 2,419,422
		74,621,688
Whole Loan (Collateralized Mortgage Obligations) 17.0%
Alternative Loan Trust
Series 2005-31, Class 1A1
5.994% (1 Month SOFR + 0.674%), due 8/25/35 (b)	2,101,365	1,842,361
American Home Mortgage Investment Trust
Series 2005-4, Class 3A1
6.034% (1 Month SOFR + 0.714%), due 11/25/45 (b)	1,174,923	814,118
Bayview Commercial Asset Trust
Series 2007-4A, Class A1
6.109% (1 Month SOFR + 0.789%), due 9/25/37 (a)(b)	848,156	764,238
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(h)(j)	51,430,151	556,212
Connecticut Avenue Securities Trust (a)(b)
Series 2021-R03, Class 1M2
6.965% (SOFR 30A + 1.65%), due 12/25/41	1,215,000	1,189,965
Series 2022-R01, Class 1M2
7.215% (SOFR 30A + 1.90%), due 12/25/41	690,000	677,063
Series 2020-R02, Class 2M2
7.429% (SOFR 30A + 2.114%), due 1/25/40	1,248,176	1,251,297
Series 2021-R03, Class 1B1
8.065% (SOFR 30A + 2.75%), due 12/25/41	2,595,000	2,580,528
Series 2021-R01, Class 1B1
8.415% (SOFR 30A + 3.10%), due 10/25/41	4,745,000	4,750,909
Series 2022-R04, Class 1M2
8.415% (SOFR 30A + 3.10%), due 3/25/42	855,000	867,295
Series 2022-R01, Class 1B1
8.465% (SOFR 30A + 3.15%), due 12/25/41	2,125,000	2,135,527
Series 2022-R02, Class 2B1
9.815% (SOFR 30A + 4.50%), due 1/25/42	2,935,000	3,001,038
Series 2021-R03, Class 1B2
10.815% (SOFR 30A + 5.50%), due 12/25/41	1,410,000	1,400,369
Series 2021-R01, Class 1B2
11.315% (SOFR 30A + 6.00%), due 10/25/41	2,050,000	2,064,069
Series 2020-SBT1, Class 1B1
12.179% (SOFR 30A + 6.864%), due 2/25/40	1,900,000	1,944,883
FHLMC STACR REMIC Trust (a)(b)
Series 2021-DNA6, Class M2
6.815% (SOFR 30A + 1.50%), due 10/25/41	1,120,000	1,103,906
Series 2021-HQA2, Class M2
7.365% (SOFR 30A + 2.05%), due 12/25/33	3,810,000	3,700,462
Series 2021-HQA3, Class M2
7.415% (SOFR 30A + 2.10%), due 9/25/41	3,320,000	3,254,065

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR REMIC Trust (a)(b)
Series 2021-HQA1, Class M2
7.565% (SOFR 30A + 2.25%), due 8/25/33	$ 3,167,633	$ 3,148,854
Series 2020-HQA1, Class B1
7.779% (SOFR 30A + 2.464%), due 1/25/50	2,305,000	2,274,926
Series 2022-DNA1, Class M2
7.815% (SOFR 30A + 2.50%), due 1/25/42	710,000	694,025
Series 2020-DNA2, Class B1
7.929% (SOFR 30A + 2.614%), due 2/25/50	3,860,000	3,869,643
Series 2021-DNA1, Class B1
7.965% (SOFR 30A + 2.65%), due 1/25/51	2,230,000	2,185,358
Series 2021-HQA1, Class B1
8.315% (SOFR 30A + 3.00%), due 8/25/33	4,045,000	3,992,303
Series 2020-DNA6, Class B1
8.315% (SOFR 30A + 3.00%), due 12/25/50	750,000	737,348
Series 2021-DNA5, Class B1
8.365% (SOFR 30A + 3.05%), due 1/25/34	4,450,000	4,461,114
Series 2021-HQA2, Class B1
8.465% (SOFR 30A + 3.15%), due 12/25/33	3,090,000	3,047,535
Series 2021-HQA3, Class B1
8.665% (SOFR 30A + 3.35%), due 9/25/41	2,850,000	2,846,503
Series 2021-DNA6, Class B1
8.715% (SOFR 30A + 3.40%), due 10/25/41	3,110,000	3,144,766
Series 2022-DNA1, Class B1
8.715% (SOFR 30A + 3.40%), due 1/25/42	4,075,000	4,077,566
Series 2021-DNA3, Class B1
8.815% (SOFR 30A + 3.50%), due 10/25/33	1,490,000	1,538,501
Series 2021-DNA7, Class B1
8.965% (SOFR 30A + 3.65%), due 11/25/41	3,170,000	3,203,672
Series 2021-HQA4, Class B1
9.065% (SOFR 30A + 3.75%), due 12/25/41	1,600,000	1,589,012
Series 2022-DNA2, Class M2
9.065% (SOFR 30A + 3.75%), due 2/25/42	3,135,000	3,215,170
Series 2020-HQA1, Class B2
10.529% (SOFR 30A + 5.214%), due 1/25/50	2,011,000	2,006,914
Series 2022-HQA3, Class M2
10.665% (SOFR 30A + 5.35%), due 8/25/42	1,220,000	1,298,133
Series 2022-DNA6, Class M2
11.065% (SOFR 30A + 5.75%), due 9/25/42	2,165,000	2,367,450
Series 2022-HQA1, Class B1
12.315% (SOFR 30A + 7.00%), due 3/25/42	1,700,000	1,835,116
FHLMC STACR Trust
Series 2018-HQA2, Class B2
16.429% (SOFR 30A + 11.114%), due 10/25/48 (a)(b)	2,795,000	3,434,670
FHLMC Structured Agency Credit Risk Debt Notes (a)(b)
Series 2021-DNA2, Class B1
8.715% (SOFR 30A + 3.40%), due 8/25/33	1,765,000	1,809,190

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC Structured Agency Credit Risk Debt Notes (a)(b)
Series 2022-HQA2, Class M2
11.315% (SOFR 30A + 6.00%), due 7/25/42	$ 1,933,000	$ 2,097,124
FNMA (b)
Series 2021-R02, Class 2M2
7.315% (SOFR 30A + 2.00%), due 11/25/41 (a)	535,000	526,314
Series 2021-R02, Class 2B1
8.615% (SOFR 30A + 3.30%), due 11/25/41 (a)	1,630,000	1,617,775
Series 2018-C01, Class 1B1
8.979% (SOFR 30A + 3.664%), due 7/25/30	3,805,000	4,030,861
Series 2018-C06, Class 2B1
9.529% (SOFR 30A + 4.214%), due 3/25/31	2,180,000	2,337,374
Series 2018-C04, Class 2B1
9.929% (SOFR 30A + 4.614%), due 12/25/30	1,765,000	1,935,382
Galton Funding Mortgage Trust
Series 2018-2, Class A51
4.50%, due 10/25/58 (a)(j)	389,193	359,188
GreenPoint Mortgage Funding Trust
Series 2007-AR3, Class A1
5.874% (1 Month SOFR + 0.554%), due 6/25/37 (b)	465,019	400,302
MASTR Alternative Loan Trust
Series 2005-5, Class 3A1
5.75%, due 8/25/35	1,538,042	776,543
New Residential Mortgage Loan Trust (a)
Series 2019-5A, Class B7
4.324%, due 8/25/59 (i)	3,239,104	1,829,011
Series 2019-4A, Class B6
4.622%, due 12/25/58 (j)	3,114,331	1,771,323
Series 2019-2A, Class B6
4.837%, due 12/25/57 (j)	1,146,740	697,939
OBX Trust
Series 2022-NQM1, Class A1
2.305%, due 11/25/61 (a)(j)	1,188,370	983,360
Sequoia Mortgage Trust (a)
Series 2021-4, Class A1
0.166%, due 6/25/51 (h)(i)	36,945,860	299,476
Series 2018-7, Class B3
4.25%, due 9/25/48 (j)	1,503,295	1,218,865
STACR Trust
Series 2018-HRP2, Class B1
9.629% (SOFR 30A + 4.314%), due 2/25/47 (a)(b)	3,100,000	3,293,701
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A
5.674% (12 Month Monthly Treasury Average Index + 1.048%), due 8/25/46 (b)	747,749	595,531
		115,446,143
Total Mortgage-Backed Securities (Cost $252,735,796)		241,924,085

	Principal Amount	Value
Municipal Bond 0.3%
California 0.3%
Regents of the University of California Medical Center, Pooled Revenue Bonds
Series N
3.006%, due 5/15/50	$ 3,030,000	$ 1,928,389
Total Municipal Bond (Cost $3,030,000)		1,928,389
U.S. Government & Federal Agencies 6.1%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.8%
UMBS Pool, 20 Year
5.00%, due 7/1/43	2,830,334	2,696,002
UMBS Pool, 30 Year
5.00%, due 11/1/52	1,476,917	1,394,449
5.50%, due 7/1/53	2,651,153	2,563,044
6.00%, due 9/1/53	2,824,800	2,788,690
6.50%, due 10/1/53	2,745,000	2,758,260
		12,200,445
Federal National Mortgage Association (Mortgage Pass-Through Securities) 3.2%
UMBS, 30 Year
4.00%, due 6/1/52	4,914,502	4,379,603
4.00%, due 7/1/52	412,001	367,157
5.00%, due 11/1/52	7,505,116	7,086,051
5.00%, due 3/1/53	692,026	653,146
5.50%, due 6/1/53	333,116	322,045
5.50%, due 8/1/53	1,322,944	1,281,776
6.00%, due 3/1/53	317,103	313,050
6.00%, due 8/1/53	1,377,100	1,360,793
6.00%, due 9/1/53	615,000	607,701
6.00%, due 9/1/53	5,850,190	5,775,408
		22,146,730
United States Treasury Note 1.1%
U.S. Treasury Notes
4.75%, due 7/31/25	7,425,000	7,375,693
Total U.S. Government & Federal Agencies (Cost $42,850,913)		41,722,868
Total Long-Term Bonds (Cost $731,949,193)		669,524,703

	Shares
Short-Term Investments 0.7%
Affiliated Investment Company 0.4%
MainStay U.S. Government Liquidity Fund, 5.242% (k)	2,356,175	2,356,175

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 0.3%
Invesco Government & Agency Portfolio, 5.34% (k)(l)	2,137,746	$ 2,137,746
Total Short-Term Investments (Cost $4,493,921)		4,493,921
Total Investments (Cost $736,443,114)	99.5%	674,018,624
Other Assets, Less Liabilities	0.5	3,685,520
Net Assets	100.0%	$ 677,704,144

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of September 30, 2023.
(c)	All or a portion of this security was held on loan. As of September 30, 2023, the aggregate market value of securities on loan was $2,072,854. The Portfolio received cash collateral with a value of $2,137,746.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2023.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Illiquid security—As of September 30, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $736,000, which represented 0.1% of the Portfolio’s net assets.
(g)	Step coupon—Rate shown was the rate in effect as of September 30, 2023.
(h)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(i)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2023.
(j)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2023.
(k)	Current yield as of September 30, 2023.
(l)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 7,729	$ 122,253	$ (127,626)	$ —	$ —	$ 2,356	$ 204	$ —	2,356

Futures Contracts
As of September 30, 2023, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 10 Year Ultra Bonds	732	December 2023	$ 83,785,013	$ 81,663,750	$ (2,121,263)
U.S. Treasury Long Bonds	59	December 2023	7,082,907	6,713,094	(369,813)
U.S. Treasury Ultra Bonds	55	December 2023	6,758,886	6,527,813	(231,073)
Total Long Contracts					(2,722,149)
Short Contracts
U.S. Treasury 2 Year Notes	(607)	December 2023	(123,371,402)	(123,045,539)	325,863
U.S. Treasury 5 Year Notes	(695)	December 2023	(73,779,422)	(73,224,766)	554,656
U.S. Treasury 10 Year Notes	(215)	December 2023	(23,575,392)	(23,233,438)	341,954
Total Short Contracts					1,222,473
Net Unrealized Depreciation					$ (1,499,676)

1.	As of September 30, 2023, cash in the amount of $1,954,872 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2023.
Abbreviation(s):
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
GNMA—Government National Mortgage Association
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
UMBS—Uniform Mortgage Backed Securities
USISDA—U.S. dollar International Swaps and Derivatives Association

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 100,221,810	$ —	$ 100,221,810
Corporate Bonds	—	268,282,151	—	268,282,151
Foreign Government Bonds	—	14,126,456	—	14,126,456
Loan Assignments	—	1,318,944	—	1,318,944
Mortgage-Backed Securities	—	241,924,085	—	241,924,085
Municipal Bond	—	1,928,389	—	1,928,389
U.S. Government & Federal Agencies	—	41,722,868	—	41,722,868
Total Long-Term Bonds	—	669,524,703	—	669,524,703
Short-Term Investments
Affiliated Investment Company	2,356,175	—	—	2,356,175
Unaffiliated Investment Company	2,137,746	—	—	2,137,746
Total Short-Term Investments	4,493,921	—	—	4,493,921
Total Investments in Securities	4,493,921	669,524,703	—	674,018,624
Other Financial Instruments
Futures Contracts (b)	1,222,473	—	—	1,222,473
Total Investments in Securities and Other Financial Instruments	$ 5,716,394	$ 669,524,703	$ —	$ 675,241,097
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (2,722,149)	$ —	$ —	$ (2,722,149)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Natural Resources Portfolio
Portfolio of Investments September 30, 2023†^(Unaudited)
	Shares	Value
Common Stocks 98.3%
Australia 3.7%
Lynas Rare Earths Ltd. (Metals & Mining) (a)(b)	334,718	$ 1,446,127
Pilbara Minerals Ltd. (Metals & Mining) (b)	1,390,860	3,828,359
South32 Ltd. (Metals & Mining)	1,407,658	3,079,653
Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	219,645	5,117,403
		13,471,542
Brazil 1.6%
Adecoagro SA (Food Products)	498,623	5,828,903
Canada 14.8%
Cameco Corp. (Oil, Gas & Consumable Fuels)	318,491	12,624,983
Capstone Copper Corp. (Metals & Mining) (a)	833,089	3,532,923
Ivanhoe Mines Ltd., Class A (Metals & Mining) (a)(b)	796,869	6,829,048
NexGen Energy Ltd. (Oil, Gas & Consumable Fuels) (a)	897,749	5,373,605
Nutrien Ltd. (Chemicals) (b)	136,463	8,427,955
Teck Resources Ltd., Class B (Metals & Mining)	382,595	16,486,019
		53,274,533
Chile 1.5%
Antofagasta plc (Metals & Mining)	309,254	5,357,266
Germany 3.0%
Bayer AG (Registered) (Pharmaceuticals)	227,625	10,932,808
Netherlands 4.9%
Shell plc (Oil, Gas & Consumable Fuels)	550,142	17,467,019
Norway 2.6%
Equinor ASA, Sponsored ADR (Oil, Gas & Consumable Fuels)	232,597	7,626,856
Norsk Hydro ASA (Metals & Mining)	288,996	1,813,901
		9,440,757
United Kingdom 2.2%
BP plc (Oil, Gas & Consumable Fuels)	1,212,421	7,828,417
United States 61.3%
Alcoa Corp. (Metals & Mining)	170,463	4,953,655
Bunge Ltd. (Food Products)	122,348	13,244,171
CF Industries Holdings, Inc. (Chemicals)	171,760	14,726,702
Chemours Co. (The) (Chemicals)	245,188	6,877,523
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	55,197	4,759,637
ConocoPhillips (Oil, Gas & Consumable Fuels)	110,798	13,273,600
Corteva, Inc. (Chemicals)	165,651	8,474,705
CRH plc (Construction Materials) (c)	96,215	5,265,847
Darling Ingredients, Inc. (Food Products) (a)	26,625	1,389,825
Energy Fuels, Inc. (Oil, Gas & Consumable Fuels) (a)(b)	354,396	2,913,135
EQT Corp. (Oil, Gas & Consumable Fuels)	292,013	11,849,888

	Shares	Value
Common Stocks
United States
Fluor Corp. (Construction & Engineering) (a)	117,998	$ 4,330,527
Freeport-McMoRan, Inc. (Metals & Mining)	382,163	14,250,858
Halliburton Co. (Energy Equipment & Services)	221,368	8,965,404
Hess Corp. (Oil, Gas & Consumable Fuels)	103,803	15,881,859
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	136,206	3,643,511
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	71,905	10,882,103
Mosaic Co. (The) (Chemicals)	103,246	3,675,558
NOV, Inc. (Energy Equipment & Services)	158,949	3,322,034
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	252,410	16,376,361
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	49,440	11,348,952
Schlumberger NV (Energy Equipment & Services)	265,791	15,495,615
Transocean Ltd. (Energy Equipment & Services) (a)	1,425,392	11,702,468
Weatherford International plc (Energy Equipment & Services) (a)	148,314	13,397,204
		221,001,142
Zambia 2.7%
First Quantum Minerals Ltd. (Metals & Mining)	410,970	9,709,573
Total Common Stocks (Cost $310,091,373)		354,311,960
Short-Term Investment 5.5%
Unaffiliated Investment Company 5.5%
United States 5.5%
Invesco Government & Agency Portfolio, 5.34% (d)(e)	19,857,031	19,857,031
Total Short-Term Investment (Cost $19,857,031)		19,857,031
Total Investments (Cost $329,948,404)	103.8%	374,168,991
Other Assets, Less Liabilities	(3.8)	(13,629,965)
Net Assets	100.0%	$ 360,539,026

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2023, the aggregate market value of securities on loan was $20,246,822; the total market value of collateral held by the Portfolio was $21,365,852. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,508,821. The Portfolio received cash collateral with a value of $19,857,031.
(c)	Illiquid security—As of September 30, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $5,265,847, which represented 1.5% of the Portfolio’s net assets.
(d)	Current yield as of September 30, 2023.
(e)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 1,917	$ 78,365	$ (80,282)	$ —	$ —	$ —	$ 77	$ —	—
Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 13,471,542	$ —	$ 13,471,542
Chile	—	5,357,266	—	5,357,266
Germany	—	10,932,808	—	10,932,808
Netherlands	—	17,467,019	—	17,467,019
Norway	7,626,856	1,813,901	—	9,440,757
United Kingdom	—	7,828,417	—	7,828,417
All Other Countries	289,814,151	—	—	289,814,151
Total Common Stocks	297,441,007	56,870,953	—	354,311,960
Short-Term Investment
Unaffiliated Investment Company	19,857,031	—	—	19,857,031
Total Investments in Securities	$ 317,298,038	$ 56,870,953	$ —	$ 374,168,991

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Moderate Allocation Portfolio
Portfolio of Investments September 30, 2023†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 89.8%
Equity Funds 56.0%
IndexIQ ETF Trust IQ U.S. Large Cap ETF (a)	714,411	$ 22,877,583
IndexIQ ETF Trust IQ U.S. Small Cap ETF	195,694	6,085,849
IQ 500 International ETF (a)	626,250	19,126,239
IQ Candriam International Equity ETF (a)	730,286	18,781,860
IQ Candriam U.S. Large Cap Equity ETF (a)	782,242	29,242,318
IQ Candriam U.S. Mid Cap Equity ETF (a)	554,405	14,789,308
IQ FTSE International Equity Currency Neutral ETF	671,654	15,542,074
MainStay Epoch Capital Growth Fund Class I	215,098	2,666,722
MainStay Epoch International Choice Fund Class I (a)	374,385	13,726,869
MainStay Fiera SMID Growth Fund Class R6 (a)	968,068	14,447,249
MainStay PineStone U.S. Equity Fund Class R6 (a)	477,238	7,567,275
MainStay VP American Century Sustainable Equity Portfolio Initial Class (a)	2,206,426	27,160,447
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	2,845,279	18,950,695
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	1,395,178	23,433,552
MainStay VP PineStone International Equity Portfolio Initial Class (a)	1,402,182	13,223,700
MainStay VP S&P 500 Index Portfolio Initial Class	148,319	11,678,966
MainStay VP Small Cap Growth Portfolio Initial Class	1,276,322	12,512,936
MainStay VP Wellington Growth Portfolio Initial Class (a)	1,412,100	30,383,600
MainStay VP Wellington Mid Cap Portfolio Initial Class (a)	2,001,117	15,128,644
MainStay VP Wellington Small Cap Portfolio Initial Class (a)	1,157,644	8,954,144
MainStay VP Wellington U.S. Equity Portfolio Initial Class	734,182	17,370,897
MainStay VP Winslow Large Cap Growth Portfolio Initial Class (a)	1,362,237	31,290,848
MainStay WMC Enduring Capital Fund Class R6 (a)	424,358	13,218,920
MainStay WMC International Research Equity Fund Class I (a)	2,007,179	13,679,730
MainStay WMC Value Fund Class R6 (a)	734,511	21,339,025
Total Equity Funds (Cost $438,834,130)		423,179,450
Fixed Income Funds 33.8%
IQ MacKay ESG Core Plus Bond ETF (a)	1,345,186	26,903,720
IQ Mackay ESG High Income ETF (a)	347,919	8,863,237
MainStay MacKay Short Duration High Yield Fund Class I	2,284,593	21,105,980
MainStay Short Term Bond Fund Class I (a)	1,742,061	15,647,015
MainStay VP Bond Portfolio Initial Class (a)	2,129,528	25,385,464
MainStay VP Floating Rate Portfolio Initial Class (a)	2,765,033	23,580,479
MainStay VP Indexed Bond Portfolio Initial Class (a)	13,913,306	116,914,901
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	982,626	8,951,524
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	947,079	7,722,860
Total Fixed Income Funds (Cost $291,399,257)		255,075,180
Total Affiliated Investment Companies (Cost $730,233,387)		678,254,630

	Shares	Value
Short-Term Investment 10.4%
Affiliated Investment Company 10.4%
MainStay U.S. Government Liquidity Fund, 5.242% (a)(b)	78,375,107	$ 78,375,107
Total Short-Term Investment (Cost $78,375,107)	10.4%	78,375,107
Total Investments (Cost $808,608,494)	100.2%	756,629,737
Other Assets, Less Liabilities	(0.2)	(1,280,570)
Net Assets	100.0%	$ 755,349,167

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of September 30, 2023, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of September 30, 2023.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IndexIQ ETF Trust IQ U.S. Large Cap ETF	$ 29,044	$ 267	$ (7,203)	$ 1,995	$ (1,225)	$ 22,878	$ 343	$ —	714
IndexIQ ETF Trust IQ U.S. Small Cap ETF	10,212	1,693	(5,743)	(507)	431	6,086	98	—	196
IQ 500 International ETF	20,603	544	(3,647)	288	1,338	19,126	499	—	626
IQ Candriam International Equity ETF	20,524	505	(3,082)	741	94	18,782	513	—	730
IQ Candriam U.S. Large Cap Equity ETF	36,306	124	(13,280)	3,393	2,699	29,242	342	—	782
IQ Candriam U.S. Mid Cap Equity ETF	—	15,956	(216)	3	(954)	14,789	46	—	554
IQ FTSE International Equity Currency Neutral ETF	16,242	157	(2,222)	212	1,153	15,542	293	—	672
IQ MacKay ESG Core Plus Bond ETF	28,762	1,481	(2,491)	(368)	(480)	26,904	881	—	1,345
IQ Mackay ESG High Income ETF	—	9,255	(295)	(1)	(96)	8,863	204	—	348
MainStay Epoch Capital Growth Fund Class I	2,888	—	(632)	(66)	477	2,667	—	—	215
MainStay Epoch International Choice Fund Class I	14,905	220	(2,675)	109	1,168	13,727	—	—	374
MainStay Fiera SMID Growth Fund Class R6	—	15,033	—	—	(586)	14,447	—	—	968
MainStay MacKay Short Duration High Yield Fund Class I	22,722	1,434	(3,323)	(185)	458	21,106	961	—	2,285
MainStay PineStone U.S. Equity Fund Class R6	—	7,817	—	—	(250)	7,567	—	—	477
MainStay Short Term Bond Fund Class I	—	16,432	(533)	(7)	(245)	15,647	328	—	1,742
MainStay U.S. Government Liquidity Fund	82,310	109,417	(113,352)	—	—	78,375	2,828	—	78,375
MainStay VP American Century Sustainable Equity Portfolio Initial Class	33,749	—	(10,469)	1,073	2,807	27,160	—	—	2,206
MainStay VP Bond Portfolio Initial Class	27,135	1,054	(2,524)	(373)	93	25,385	—	—	2,130
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class	20,762	247	(2,361)	(1,021)	1,324	18,951	—	—	2,845
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	30,211	154	(7,018)	729	(643)	23,433	—	—	1,395
MainStay VP Floating Rate Portfolio Initial Class	42,220	2,321	(21,685)	(1,162)	1,886	23,580	1,941	—	2,765
MainStay VP Indexed Bond Portfolio Initial Class	124,844	5,438	(12,124)	(3,362)	2,119	116,915	—	—	13,913

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	$ 19,280	$ 383	$ (11,639)	$ (1,045)	$ 1,973	$ 8,952	$ —	$ —	983
MainStay VP PIMCO Real Return Portfolio Initial Class	8,281	339	(845)	(31)	(21)	7,723	—	—	947
MainStay VP PineStone International Equity Portfolio Initial Class (a)	14,856	908	(1,397)	(583)	(560)	13,224	—	—	1,402
MainStay VP S&P 500 Index Portfolio Initial Class	12,369	37	(2,300)	473	1,100	11,679	—	—	148
MainStay VP Small Cap Growth Portfolio Initial Class	16,604	447	(5,485)	(2,438)	3,385	12,513	—	—	1,276
MainStay VP Wellington Growth Portfolio Initial Class	36,156	263	(13,776)	(11,493)	19,234	30,384	—	—	1,412
MainStay VP Wellington Mid Cap Portfolio Initial Class	19,598	346	(5,411)	(4,445)	5,041	15,129	—	—	2,001
MainStay VP Wellington Small Cap Portfolio Initial Class	13,342	1,008	(5,685)	(2,249)	2,538	8,954	—	—	1,158
MainStay VP Wellington U.S. Equity Portfolio Initial Class	19,349	271	(4,344)	(1,714)	3,809	17,371	—	—	734
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	35,054	793	(11,858)	(1,654)	8,956	31,291	—	—	1,362
MainStay WMC Enduring Capital Fund Class R6	15,971	389	(3,978)	(183)	1,020	13,219	—	—	424
MainStay WMC International Research Equity Fund Class I	15,147	133	(2,302)	(659)	1,361	13,680	—	—	2,007
MainStay WMC Value Fund Class R6	28,256	—	(7,319)	(2,114)	2,516	21,339	—	—	735
	$817,702	$194,866	$(291,214)	$(26,644)	$61,920	$756,630	$9,277	$—

(a)	Prior to August 28, 2023, known as MainStay VP MacKay International Equity Portfolio Initial Class.
Swap Contracts
Open OTC total return equity swap contracts as of September 30, 2023 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank N.A.	Citi Leveraged Loan Basket	1 day FEDF minus 0.20%	12/4/23	Daily	(9,047)	$ —
Citibank N.A.	Citi Zombie Company Basket	1 day FEDF minus 0.50%	12/4/23	Daily	(8,078)	—
Citibank N.A.	Invesco S&P 500 Low Volatility ETF	1 day FEDF plus 0.45%	12/4/23	Daily	7,574	—
Citibank N.A.	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.37%	12/4/23	Daily	37,112	—
Citibank N.A.	iShares MSCI EAFE ETF	1 day FEDF minus 1.25%	12/4/23	Daily	(11,608)	—
Citibank N.A.	iShares MSCI Emerging Markets ETF	1 day FEDF minus 0.54%	12/4/23	Daily	(4,179)	—
JPMorgan Chase Bank N.A.	iShares MSCI Japan ETF	1 day FEDF plus 0.15%	4/24/24 - 5/7/24	Daily	22,747	—
JPMorgan Chase Bank N.A.	Materials Select Sector SPDR Fund	1 day FEDF plus 0.18%	2/5/24	Daily	7,943	—
Citibank N.A.	Russell 1000 Growth Total Return Index	1 day FEDF minus 0.20%	12/4/23	Daily	(11,647)	—
JPMorgan Chase Bank N.A.	Russell 2000 Total Return Index	1 day FEDF minus 0.15% - plus 0.02%	4/9/24 - 5/7/24	Daily	(34,345)	—
Citibank N.A.	S&P 400 Total Return	1 day FEDF plus 0.31%	12/4/23	Daily	21,724	—
JPMorgan Chase Bank N.A.	S&P 500 Equal Weight	1 day FEDF plus 0.30% - 0.51%	5/7/24	Daily	34,258	—
Citibank N.A.	S&P 500 Health Care Sector	1 day FEDF plus 0.45%	12/4/23	Daily	7,941	—
Citibank N.A.	S&P 500 Total Return Index	1 day FEDF plus 0.05%	12/4/23	Daily	(36,478)	—
Citibank N.A.	S&P 500 Utilities Sector	1 day FEDF plus 0.50%	12/4/23	Daily	7,594	—
Citibank N.A.	S&P 600 Total Return	1 day FEDF plus 0.40%	12/4/23	Daily	37,919	—
Citibank N.A.	Vanguard FTSE Europe ETF	1 day FEDF minus 5.00%	12/4/23	Daily	(7,617)	—
						$ —

The following table represents the basket holdings underlying the total return swap with Citi Leveraged Loan Basket as of September 30, 2023.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
AerCap Holdings NV	(3,393)	(375,377)	—	4.15
Apollo Commercial Real Estate Finance, Inc.	(642)	(71,064)	—	0.78
Atlantica Sustainable Infrastructure plc	(419)	(46,364)	—	0.51
Brandywine Realty Trust	(669)	(74,052)	—	0.82
Carnival Corp.	(10,099)	(1,117,346)	—	12.35
Chart Industries, Inc.	(4,718)	(521,986)	—	5.77
Coherent Corp.	(1,487)	(164,555)	—	1.82
CommScope Holding Co, Inc.	(284)	(31,396)	—	0.35
Crane NXT Co	(2,664)	(294,692)	—	3.26
Cushman & Wakefield plc	(655)	(72,480)	—	0.80
Delta Air Lines, Inc.	(7,924)	(876,708)	—	9.69
Designer Brands, Inc.	(875)	(96,755)	—	1.07
DigitalBridge Group, Inc.	(1,225)	(135,561)	—	1.50
Elanco Animal Health, Inc.	(3,522)	(389,674)	—	4.31
Entegris, Inc.	(4,674)	(517,146)	—	5.72
Fidelity National Information Services, Inc.	(7,433)	(822,416)	—	9.09
Hanesbrands, Inc.	(1,691)	(187,099)	—	2.07
JetBlue Airways Corp.	(1,155)	(127,745)	—	1.41
Lumen Technologies, Inc.	(1,890)	(209,086)	—	2.31
MKS Instruments, Inc.	(1,705)	(188,676)	—	2.08
Oatly Group AB	(145)	(15,994)	—	0.18
Opendoor Technologies, Inc.	(1,867)	(206,596)	—	2.28
Par Pacific Holdings, Inc.	(1,125)	(124,482)	—	1.38
PureCycle Technologies, Inc.	(513)	(56,741)	—	0.63
Scorpio Tankers, Inc.	(2,247)	(248,614)	—	2.75
Topgolf Callaway Brands Corp.	(771)	(85,257)	—	0.94
Uber Technologies, Inc.	(10,921)	(1,208,345)	—	13.36
United Airlines Holdings, Inc.	(7,053)	(780,383)	—	8.63
The following table represents the basket holdings underlying the total return swap with Citi Zombie Company Basket as of September 30, 2023.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Alteryx Inc.	(932)	(96,621)	—	1.20
AppLovin Corp.	(2,420)	(250,806)	—	3.10
Array Technologies Inc.	(2,736)	(283,520)	—	3.51
Asana Inc.	(1,078)	(111,687)	—	1.38
BILL Holdings Inc.	(5,365)	(555,944)	—	6.88
BioCryst Pharmaceuticals Inc.	(413)	(42,805)	—	0.53
Bloom Energy Corp.	(886)	(91,829)	—	1.14
Bridgebio Pharma Inc.	(2,288)	(237,127)	—	2.93
Carnival Corp.	(5,213)	(540,205)	—	6.69
Children's Place Inc./The	(457)	(47,377)	—	0.59
Cinemark Holdings Inc.	(1,214)	(125,830)	—	1.56
Coeur Mining Inc.	(302)	(31,264)	—	0.39
Cytokinetics Inc.	(854)	(88,482)	—	1.09
DigitalBridge Group, Inc.	(893)	(92,582)	—	1.15
Emergent BioSolutions Inc.	(178)	(18,477)	—	0.23
Enviva Inc.	(197)	(20,398)	—	0.25
Exact Sciences Corp.	(2,974)	(308,207)	—	3.81
Fastly Inc.	(1,722)	(178,483)	—	2.21
Gap Inc./The	(2,323)	(240,699)	—	2.98
Guardant Health Inc.	(1,424)	(147,572)	—	1.83
IAC Inc.	(884)	(91,597)	—	1.13
Infinera Corp.	(257)	(26,626)	—	0.33
Insmed Inc.	(781)	(80,941)	—	1.00
JetBlue Airways Corp.	(842)	(87,244)	—	1.08
Kyndryl Holdings Inc.	(535)	(55,443)	—	0.69
Lyft Inc.	(3,885)	(402,567)	—	4.98

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
NeoGenomics Inc.	(489)	(50,626)	—	0.63
Oscar Health Inc.	(955)	(98,970)	—	1.22
Pacific Biosciences of California Inc.	(774)	(80,215)	—	0.99
Peloton Interactive Inc.	(987)	(102,266)	—	1.27
Q2 Holdings Inc.	(685)	(71,032)	—	0.88
Redfin Corp.	(475)	(49,252)	—	0.61
Revance Therapeutics Inc.	(325)	(33,646)	—	0.42
RingCentral Inc.	(1,574)	(163,126)	—	2.02
Rivian Automotive Inc.	(6,284)	(651,163)	—	8.06
Royal Caribbean Cruises Ltd.	(5,540)	(574,148)	—	7.11
Scotts Miracle-Gro Co/The	(950)	(98,429)	—	1.22
Spirit AeroSystems Holdings Inc.	(565)	(58,525)	—	0.72
Spirit Airlines Inc.	(563)	(58,319)	—	0.72
Sweetgreen Inc.	(642)	(66,540)	—	0.82
TG Therapeutics Inc.	(704)	(72,968)	—	0.90
Twist Bioscience Corp.	(795)	(82,385)	—	1.02
Vistra Corp.	(2,935)	(304,166)	—	3.76
Warner Bros Discovery Inc.	(2,775)	(287,547)	—	3.56
Wix.com Ltd.	(1,394)	(144,449)	—	1.79
Wolfspeed Inc.	(2,040)	(211,438)	—	2.62
WW International Inc.	(1,599)	(165,690)	—	2.05
Wynn Resorts Ltd.	(3,281)	(339,975)	—	4.21
Xerox Holdings Corp.	(567)	(58,751)	—	0.73

1.	As of September 30, 2023, cash in the amount $2,350,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of September 30, 2023.
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 423,179,450	$ —	$ —	$ 423,179,450
Fixed Income Funds	255,075,180	—	—	255,075,180
Total Affiliated Investment Companies	678,254,630	—	—	678,254,630
Short-Term Investment
Affiliated Investment Company	78,375,107	—	—	78,375,107
Total Investments in Securities	$ 756,629,737	$ —	$ —	$ 756,629,737

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP Growth Allocation Portfolio
Portfolio of Investments September 30, 2023†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 89.5%
Equity Funds 76.1%
IndexIQ ETF Trust IQ U.S. Large Cap ETF (a)	1,500,668	$ 48,055,891
IndexIQ ETF Trust IQ U.S. Small Cap ETF (a)	946,111	29,422,917
IQ 500 International ETF (a)	1,287,582	39,323,913
IQ Candriam International Equity ETF (a)	1,506,288	38,739,468
IQ Candriam U.S. Large Cap Equity ETF (a)	1,430,359	53,470,681
IQ Candriam U.S. Mid Cap Equity ETF (a)	1,372,113	36,602,486
IQ FTSE International Equity Currency Neutral ETF (a)	1,041,934	24,110,353
MainStay Epoch Capital Growth Fund Class I	336,528	4,172,177
MainStay Epoch International Choice Fund Class I (a)	842,882	30,904,364
MainStay Fiera SMID Growth Fund Class R6 (a)	1,589,208	23,717,024
MainStay PineStone U.S. Equity Fund Class R6 (a)	741,565	11,758,546
MainStay VP American Century Sustainable Equity Portfolio Initial Class (a)	4,230,546	52,076,750
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	6,205,115	41,328,545
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	2,896,629	48,652,069
MainStay VP PineStone International Equity Portfolio Initial Class (a)	3,133,523	29,551,625
MainStay VP S&P 500 Index Portfolio Initial Class	243,596	19,181,239
MainStay VP Small Cap Growth Portfolio Initial Class (a)	3,857,593	37,819,453
MainStay VP Wellington Growth Portfolio Initial Class (a)	2,655,994	57,147,960
MainStay VP Wellington Mid Cap Portfolio Initial Class (a)	5,361,288	40,531,870
MainStay VP Wellington Small Cap Portfolio Initial Class (a)	4,256,655	32,924,376
MainStay VP Wellington U.S. Equity Portfolio Initial Class	1,298,261	30,717,112
MainStay VP Winslow Large Cap Growth Portfolio Initial Class (a)	2,495,137	57,313,803
MainStay WMC Enduring Capital Fund Class R6 (a)	893,916	27,845,837
MainStay WMC International Research Equity Fund Class I (a)	4,517,419	30,788,015
MainStay WMC Value Fund Class R6 (a)	1,609,473	46,758,406
Total Equity Funds (Cost $929,805,378)		892,914,880
Fixed Income Funds 13.4%
IQ MacKay ESG Core Plus Bond ETF	190,026	3,800,520
IQ Mackay ESG High Income ETF (a)	561,784	14,311,447
MainStay MacKay Short Duration High Yield Fund Class I	3,431,789	31,704,236
MainStay Short Term Bond Fund Class I (a)	2,707,033	24,314,303
MainStay VP Bond Portfolio Initial Class	300,831	3,586,121
MainStay VP Floating Rate Portfolio Initial Class (a)	4,296,733	36,642,972
MainStay VP Indexed Bond Portfolio Initial Class (a)	1,965,488	16,516,189
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	1,586,692	14,454,450
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	1,471,717	12,000,966
Total Fixed Income Funds (Cost $159,566,896)		157,331,204
Total Affiliated Investment Companies (Cost $1,089,372,274)		1,050,246,084

	Shares	Value
Short-Term Investment 10.6%
Affiliated Investment Company 10.6%
MainStay U.S. Government Liquidity Fund, 5.242% (a)(b)	124,816,768	$ 124,816,768
Total Short-Term Investment (Cost $124,816,768)	10.6%	124,816,768
Total Investments (Cost $1,214,189,042)	100.1%	1,175,062,852
Other Assets, Less Liabilities	(0.1)	(1,289,448)
Net Assets	100.0%	$ 1,173,773,404

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of September 30, 2023, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of September 30, 2023.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IndexIQ ETF Trust IQ U.S. Large Cap ETF	$ 59,698	$ —	$ (13,212)	$ 3,683	$ (2,113)	$ 48,056	$ 714	$ —	1,501
IndexIQ ETF Trust IQ U.S. Small Cap ETF	44,173	3,016	(17,473)	2,329	(2,622)	29,423	421	—	946
IQ 500 International ETF	42,946	1,248	(8,264)	652	2,742	39,324	1,027	—	1,288
IQ Candriam International Equity ETF	42,781	1,167	(6,961)	1,726	26	38,739	1,060	—	1,506
IQ Candriam U.S. Large Cap Equity ETF	67,442	718	(25,995)	5,122	6,184	53,471	633	—	1,430
IQ Candriam U.S. Mid Cap Equity ETF	—	38,953	—	—	(2,350)	36,603	115	—	1,372
IQ FTSE International Equity Currency Neutral ETF	25,561	184	(3,781)	302	1,844	24,110	458	—	1,042
IQ MacKay ESG Core Plus Bond ETF	4,114	264	(458)	13	(132)	3,801	125	—	190
IQ Mackay ESG High Income ETF	—	14,999	(531)	(2)	(155)	14,311	331	—	562
MainStay Epoch Capital Growth Fund Class I	4,545	—	(1,017)	(109)	753	4,172	—	—	337
MainStay Epoch International Choice Fund Class I	33,905	482	(6,389)	171	2,735	30,904	—	—	843
MainStay Fiera SMID Growth Fund Class R6	—	24,674	—	—	(957)	23,717	—	—	1,589
MainStay MacKay Short Duration High Yield Fund Class I	34,581	2,380	(5,674)	(289)	706	31,704	1,450	—	3,432
MainStay PineStone U.S. Equity Fund Class R6	—	12,147	—	—	(388)	11,759	—	—	742
MainStay Short Term Bond Fund Class I	—	25,717	(1,012)	(13)	(378)	24,314	512	—	2,707
MainStay U.S. Government Liquidity Fund	126,767	196,978	(198,928)	—	—	124,817	4,358	—	124,817
MainStay VP American Century Sustainable Equity Portfolio Initial Class	63,735	533	(19,521)	1,358	5,972	52,077	—	—	4,231
MainStay VP Bond Portfolio Initial Class	3,901	165	(442)	23	(61)	3,586	—	—	301
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class	45,742	482	(5,582)	(2,323)	3,010	41,329	—	—	6,205

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	$ 61,208	$ 917	$ (13,646)	$ 1,672	$ (1,499)	$ 48,652	$ —	$ —	2,897
MainStay VP Floating Rate Portfolio Initial Class	66,439	4,071	(35,007)	(1,873)	3,013	36,643	3,033	—	4,297
MainStay VP Indexed Bond Portfolio Initial Class	17,856	978	(2,152)	117	(283)	16,516	—	—	1,965
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	31,527	819	(19,407)	(1,735)	3,251	14,455	—	—	1,587
MainStay VP PIMCO Real Return Portfolio Initial Class	12,031	1,456	(1,401)	42	(127)	12,001	—	—	1,472
MainStay VP PineStone International Equity Portfolio Initial Class (a)	33,805	1,680	(3,400)	(920)	(1,613)	29,552	—	—	3,134
MainStay VP S&P 500 Index Portfolio Initial Class	19,459	28	(2,758)	342	2,110	19,181	—	—	244
MainStay VP Small Cap Growth Portfolio Initial Class	50,198	306	(15,482)	(4,805)	7,602	37,819	—	—	3,858
MainStay VP Wellington Growth Portfolio Initial Class	67,510	566	(25,315)	(17,889)	32,276	57,148	—	—	2,656
MainStay VP Wellington Mid Cap Portfolio Initial Class	53,177	1,128	(15,399)	(12,996)	14,622	40,532	—	—	5,361
MainStay VP Wellington Small Cap Portfolio Initial Class	46,945	2,928	(17,985)	(10,526)	11,562	32,924	—	—	4,257
MainStay VP Wellington U.S. Equity Portfolio Initial Class	33,350	552	(6,815)	(2,713)	6,343	30,717	—	—	1,298
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	66,245	949	(23,652)	(4,551)	18,323	57,314	—	—	2,495
MainStay WMC Enduring Capital Fund Class R6	32,025	13	(5,854)	(259)	1,921	27,846	—	—	894
MainStay WMC International Research Equity Fund Class I	34,436	225	(5,477)	(1,908)	3,512	30,788	—	—	4,517
MainStay WMC Value Fund Class R6	59,234	163	(13,470)	(1,768)	2,599	46,758	—	—	1,609
	$1,285,336	$340,886	$(522,460)	$(47,127)	$118,428	$1,175,063	$14,237	$—

(a)	Prior to August 28, 2023, known as MainStay VP MacKay International Equity Portfolio Initial Class.
Swap Contracts
Open OTC total return equity swap contracts as of September 30, 2023 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank N.A.	Citi Leveraged Loan Basket	1 day FEDF minus 0.20%	12/4/23	Daily	(14,080)	$ —
Citibank N.A.	Citi Zombie Company Basket	1 day FEDF minus 0.50%	12/4/23	Daily	(12,579)	—
Citibank N.A.	Invesco S&P 500 Low Volatility ETF	1 day FEDF plus 0.45%	12/4/23	Daily	11,771	—
Citibank N.A.	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.37%	12/4/23	Daily	57,924	—
Citibank N.A.	iShares MSCI EAFE ETF	1 day FEDF minus 1.25%	12/4/23	Daily	(18,136)	—
Citibank N.A.	iShares MSCI Emerging Markets ETF	1 day FEDF minus 0.54%	12/4/23	Daily	(6,430)	—
JPMorgan Chase Bank N.A.	iShares MSCI Japan ETF	1 day FEDF plus 0.15%	4/24/24 - 5/7/24	Daily	35,348	—
JPMorgan Chase Bank N.A.	J.P. Morgan IDEX Pure Size Short	1 day FEDF plus 0.02%	6/20/24	Daily	(2,432)	—
JPMorgan Chase Bank N.A.	Materials Select Sector SPDR Fund	1 day FEDF plus 0.18%	2/5/24	Daily	12,533	—
Citibank N.A.	Russell 1000 Growth Total Return Index	1 day FEDF minus 0.20%	12/4/23	Daily	(18,165)	—
JPMorgan Chase Bank N.A.	Russell 2000 Total Return Index	1 day FEDF minus 0.15% - plus 0.02%	4/9/24 - 5/7/24	Daily	(50,758)	—
Citibank N.A.	S&P 400 Total Return	1 day FEDF plus 0.30%	12/4/23	Daily	35,253	—
JPMorgan Chase Bank N.A.	S&P 500 Equal Weight	1 day FEDF plus 0.30% - 0.51%	5/7/24	Daily	53,480	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank N.A.	S&P 500 Health Care Sector	1 day FEDF plus 0.45%	12/4/23	Daily	12,342	$ —
Citibank N.A.	S&P 500 Total Return Index	1 day FEDF plus 0.05%	12/4/23	Daily	(58,134)	—
Citibank N.A.	S&P 500 Utilities Sector	1 day FEDF plus 0.50%	12/4/23	Daily	11,813	—
Citibank N.A.	S&P 600 Total Return	1 day FEDF plus 0.40%	12/4/23	Daily	58,922	—
Citibank N.A.	Vanguard FTSE Europe ETF	1 day FEDF minus 5.00%	12/4/23	Daily	(11,836)	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Leveraged Loan Basket as of September 30, 2023.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
AerCap Holdings NV	(5,281)	(584,238)	—	4.15
Apollo Commercial Real Estate Finance, Inc.	(1,000)	(110,605)	—	0.78
Atlantica Sustainable Infrastructure plc	(652)	(72,162)	—	0.51
Brandywine Realty Trust	(1,042)	(115,255)	—	0.82
Carnival Corp.	(15,718)	(1,739,042)	—	12.35
Chart Industries, Inc.	(7,343)	(812,421)	—	5.77
Coherent Corp.	(2,315)	(256,114)	—	1.82
CommScope Holding Co, Inc.	(442)	(48,865)	—	0.35
Crane NXT Co	(4,146)	(458,659)	—	3.26
Cushman & Wakefield plc	(1,020)	(112,808)	—	0.80
Delta Air Lines, Inc.	(12,333)	(1,364,513)	—	9.69
Designer Brands, Inc.	(1,361)	(150,590)	—	1.07
DigitalBridge Group, Inc.	(1,907)	(210,987)	—	1.50
Elanco Animal Health, Inc.	(5,482)	(606,491)	—	4.31
Entegris, Inc.	(7,275)	(804,889)	—	5.72
Fidelity National Information Services, Inc.	(11,569)	(1,280,012)	—	9.09
Hanesbrands, Inc.	(2,632)	(291,203)	—	2.07
JetBlue Airways Corp.	(1,797)	(198,823)	—	1.41
Lumen Technologies, Inc.	(2,941)	(325,423)	—	2.31
MKS Instruments, Inc.	(2,654)	(293,656)	—	2.08
Oatly Group AB	(225)	(24,893)	—	0.18
Opendoor Technologies, Inc.	(2,906)	(321,548)	—	2.28
Par Pacific Holdings, Inc.	(1,751)	(193,744)	—	1.38
PureCycle Technologies, Inc.	(798)	(88,312)	—	0.63
Scorpio Tankers, Inc.	(3,497)	(386,944)	—	2.75
Topgolf Callaway Brands Corp.	(1,199)	(132,694)	—	0.94
Uber Technologies, Inc.	(16,998)	(1,880,674)	—	13.36
United Airlines Holdings, Inc.	(10,978)	(1,214,592)	—	8.63
The following table represents the basket holdings underlying the total return swap with Citi Zombie Company Basket as of September 30, 2023.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Alteryx Inc.	(1,452)	(150,457)	—	1.20
AppLovin Corp.	(3,769)	(390,552)	—	3.10
Array Technologies Inc.	(4,260)	(441,495)	—	3.51
Asana Inc.	(1,678)	(173,918)	—	1.38
BILL Holdings Inc.	(8,354)	(865,711)	—	6.88
BioCryst Pharmaceuticals Inc.	(643)	(66,656)	—	0.53
Bloom Energy Corp.	(1,380)	(142,995)	—	1.14
Bridgebio Pharma Inc.	(3,563)	(369,251)	—	2.93
Carnival Corp.	(8,117)	(841,203)	—	6.69
Children's Place Inc./The	(712)	(73,775)	—	0.59
Cinemark Holdings Inc.	(1,891)	(195,942)	—	1.56
Coeur Mining Inc.	(470)	(48,684)	—	0.39
Cytokinetics Inc.	(1,330)	(137,783)	—	1.09

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
DigitalBridge Group, Inc.	(1,391)	(144,168)	—	1.15
Emergent BioSolutions Inc.	(278)	(28,772)	—	0.23
Enviva Inc.	(307)	(31,764)	—	0.25
Exact Sciences Corp.	(4,631)	(479,937)	—	3.81
Fastly Inc.	(2,682)	(277,931)	—	2.21
Gap Inc./The	(3,617)	(374,814)	—	2.98
Guardant Health Inc.	(2,217)	(229,798)	—	1.83
IAC Inc.	(1,376)	(142,635)	—	1.13
Infinera Corp.	(400)	(41,462)	—	0.33
Insmed Inc.	(1,216)	(126,041)	—	1.00
JetBlue Airways Corp.	(1,311)	(135,856)	—	1.08
Kyndryl Holdings Inc.	(833)	(86,335)	—	0.69
Lyft Inc.	(6,049)	(626,874)	—	4.98
NeoGenomics Inc.	(761)	(78,834)	—	0.63
Oscar Health Inc.	(1,487)	(154,116)	—	1.22
Pacific Biosciences of California Inc.	(1,205)	(124,910)	—	0.99
Peloton Interactive Inc.	(1,537)	(159,247)	—	1.27
Q2 Holdings Inc.	(1,067)	(110,610)	—	0.88
Redfin Corp.	(740)	(76,694)	—	0.61
Revance Therapeutics Inc.	(506)	(52,393)	—	0.42
RingCentral Inc.	(2,451)	(254,018)	—	2.02
Rivian Automotive Inc.	(9,785)	(1,013,985)	—	8.06
Royal Caribbean Cruises Ltd.	(8,627)	(894,057)	—	7.11
Scotts Miracle-Gro Co/The	(1,479)	(153,274)	—	1.22
Spirit AeroSystems Holdings Inc.	(879)	(91,135)	—	0.72
Spirit Airlines Inc.	(876)	(90,814)	—	0.72
Sweetgreen Inc.	(1,000)	(103,615)	—	0.82
TG Therapeutics Inc.	(1,096)	(113,625)	—	0.90
Twist Bioscience Corp.	(1,238)	(128,289)	—	1.02
Vistra Corp.	(4,571)	(473,644)	—	3.76
Warner Bros Discovery Inc.	(4,321)	(447,765)	—	3.56
Wix.com Ltd.	(2,171)	(224,934)	—	1.79
Wolfspeed Inc.	(3,177)	(329,250)	—	2.62
WW International Inc.	(2,490)	(258,011)	—	2.05
Wynn Resorts Ltd.	(5,109)	(529,406)	—	4.21
Xerox Holdings Corp.	(883)	(91,486)	—	0.73

1.	As of September 30, 2023, cash in the amount $4,000,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of September 30, 2023.
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 892,914,880	$ —	$ —	$ 892,914,880
Fixed Income Funds	157,331,204	—	—	157,331,204
Total Affiliated Investment Companies	1,050,246,084	—	—	1,050,246,084
Short-Term Investment
Affiliated Investment Company	124,816,768	—	—	124,816,768
Total Investments in Securities	$ 1,175,062,852	$ —	$ —	$ 1,175,062,852

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP PIMCO Real Return Portfolio
Portfolio of Investments September 30, 2023†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 106.1%
Asset-Backed Securities 8.1%
Home Equity Asset-Backed Securities 1.5%
Argent Securities Trust
Series 2006-W4, Class A2C
5.754% (1 Month SOFR + 0.434%), due 5/25/36 (a)	$ 281,880	$ 66,922
Credit Suisse First Boston Mortgage Securities Corp.
Series 2001-HE17, Class A1
4.714% (1 Month SOFR + 0.734%), due 1/25/32 (a)	422,602	400,023
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB6, Class A3
5.654% (1 Month SOFR + 0.334%), due 7/25/37 (a)(b)	779,647	491,022
CWABS Asset-Backed Certificates Trust
Series 2007-8, Class 1A1
5.624% (1 Month SOFR + 0.304%), due 11/25/37 (a)	1,235,829	1,117,624
First Franklin Mortgage Loan Trust
Series 2006-FF17, Class A2
5.554% (1 Month SOFR + 0.234%), due 12/25/36 (a)	384,360	321,654
GSAA Home Equity Trust
Series 2006-17, Class A3A
5.914% (1 Month SOFR + 0.594%), due 11/25/36 (a)	970,276	323,751
Home Equity Asset Trust
Series 2005-8, Class M2
6.109% (1 Month SOFR + 0.789%), due 2/25/36 (a)	195,434	185,993
Lehman XS Trust
Series 2007-20N, Class A1
7.734% (1 Month SOFR + 2.414%), due 12/25/37 (a)	25,606	25,657
Long Beach Mortgage Loan Trust
Series 2006-7, Class 2A2
5.674% (1 Month SOFR + 0.354%), due 8/25/36 (a)	218,328	82,961
Mastr Asset-Backed Securities Trust
Series 2006-WMC4, Class A5
5.584% (1 Month SOFR + 0.264%), due 10/25/36 (a)	110,539	34,765
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-WMC1, Class M3
6.214% (1 Month SOFR + 0.894%), due 1/25/35 (a)	102,158	98,734
New Century Home Equity Loan Trust
Series 2004-4, Class M1
6.199% (1 Month SOFR + 0.879%), due 2/25/35 (a)	48,675	44,960
Option One Mortgage Loan Trust
Series 2006-1, Class M1
5.974% (1 Month SOFR + 0.654%), due 1/25/36 (a)	1,200,000	1,071,996
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class M2
6.304% (1 Month SOFR + 0.984%), due 2/25/36 (a)	1,238,000	1,100,089
RASC Trust (a)
Series 2006-EMX4, Class A4
5.894% (1 Month SOFR + 0.344%), due 6/25/36	377,818	359,288
Series 2005-EMX1, Class M2
6.529% (1 Month SOFR + 1.209%), due 3/25/35	631,322	611,612

	Principal Amount	Value
Asset-Backed Securities
Home Equity Asset-Backed Securities
Saxon Asset Securities Trust
Series 2007-3, Class 1A
5.744% (1 Month SOFR + 0.424%), due 9/25/37 (a)	$ 83,835	$ 78,566
Securitized Asset-Backed Receivables LLC Trust (a)
Series 2006-HE2, Class A2C
5.734% (1 Month SOFR + 0.414%), due 7/25/36	328,077	128,409
Series 2006-HE1, Class A2C
5.754% (1 Month SOFR + 0.434%), due 7/25/36	531,280	179,472
Soundview Home Loan Trust (a)
Series 2007-OPT2, Class 2A3
5.614% (1 Month SOFR + 0.294%), due 7/25/37	151,816	127,747
Series 2007-OPT1, Class 1A1
5.634% (1 Month SOFR + 0.314%), due 6/25/37	253,182	173,427
		7,024,672
Other Asset-Backed Securities 6.6%
ACAS CLO Ltd.
Series 2015-1A, Class AR3
6.461% (3 Month SOFR + 1.152%), due 10/18/28 (a)(b)	376,038	374,948
Anchorage Capital CLO 6 Ltd.
Series 2015-6A, Class ARR
6.62% (3 Month SOFR + 1.312%), due 7/15/30 (a)(b)	393,360	392,579
Anchorage Capital CLO 9 Ltd.
Series 2016-9A, Class AR2
6.71% (3 Month SOFR + 1.402%), due 7/15/32 (a)(b)	300,000	298,129
Anchorage Capital CLO 11 Ltd.
Series 2019-11A, Class AR
6.747% (3 Month SOFR + 1.402%), due 7/22/32 (a)(b)	300,000	298,230
Apidos CLO XXVI
Series 2017-26A, Class A1AR
6.472% (3 Month SOFR + 1.162%), due 7/18/29 (a)(b)	727,569	724,678
ARES European CLO VI DAC
Series 2013-6A, Class ARR
4.273% (3 Month EURIBOR + 0.61%), due 4/15/30 (a)(b)	EUR 589,468	612,466
ARES European CLO X DAC
Series 10A, Class AR
4.443% (3 Month EURIBOR + 0.78%), due 10/15/31 (a)(b)	1,099,521	1,143,950
ARES XL CLO Ltd.
Series 2016-40A, Class A1RR
6.44% (3 Month SOFR + 1.132%), due 1/15/29 (a)(b)	$ 748,468	747,924
Atlas Senior Loan Fund Ltd.
Series 2017-8A, Class A
6.72% (3 Month SOFR + 1.412%), due 1/16/30 (a)(b)	759,933	758,904
Atlas Static Senior Loan Fund I Ltd.
Series 2022-1A, Class A
7.908% (3 Month SOFR + 2.60%), due 7/15/30 (a)(b)	440,756	440,944

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Bain Capital Euro CLO DAC
Series 2020-1A, Class A
4.798% (3 Month EURIBOR + 1.10%), due 1/24/33 (a)(b)	EUR 500,000	$ 521,084
Benefit Street Partners CLO XII Ltd.
Series 2017-12A, Class A1R
6.52% (3 Month SOFR + 1.212%), due 10/15/30 (a)(b)	$ 448,215	446,162
Benefit Street Partners CLO XVI Ltd.
Series 2018-16A, Class A1R
6.60% (3 Month SOFR + 1.292%), due 1/17/32 (a)(b)	300,000	298,293
Black Diamond CLO DAC
Series 2017-2A, Class A1
4.565% (3 Month EURIBOR + 0.86%), due 1/20/32 (a)(b)	EUR 742,360	779,173
BlueMountain Fuji EUR CLO V DAC
Series 5A, Class A
4.573% (3 Month EURIBOR + 0.91%), due 1/15/33 (a)(b)	1,100,000	1,137,765
Carlyle Global Market Strategies CLO Ltd.
Series 2013-1A, Class A1RR
6.581% (3 Month SOFR + 1.212%), due 8/14/30 (a)(b)	$ 491,181	489,811
Carlyle Global Market Strategies Euro CLO Ltd.
Series 2014-2A, Class AR1
4.531% (3 Month EURIBOR + 0.75%), due 11/15/31 (a)(b)	EUR 999,560	1,035,734
Carlyle U.S. CLO Ltd.
Series 2017-1A, Class A1R
6.588% (3 Month SOFR + 1.262%), due 4/20/31 (a)(b)	$ 696,823	693,624
CIFC Funding Ltd. (a)(b)
Series 2017-4A, Class A1R
6.557% (3 Month SOFR + 1.212%), due 10/24/30	374,270	372,969
Series 2018-3A, Class A
6.671% (3 Month SOFR + 1.362%), due 7/18/31	500,000	499,457
Crestline Denali CLO XV Ltd.
Series 2017-1A, Class AR
6.618% (3 Month SOFR + 1.292%), due 4/20/30 (a)(b)	196,222	195,828
Dryden 52 Euro CLO DAC
Series 2017-52A, Class AR
4.641% (3 Month EURIBOR + 0.86%), due 5/15/34 (a)(b)	EUR 500,000	519,296
Gallatin CLO VIII Ltd.
Series 2017-1A, Class A1R
6.66% (3 Month SOFR + 1.352%), due 7/15/31 (a)(b)	$ 400,000	398,209
HalseyPoint CLO 3 Ltd.
Series 2020-3A, Class A1A
7.081% (3 Month SOFR + 1.712%), due 11/30/32 (a)(b)	500,000	498,687
Invesco Euro CLO I DAC
Series 1A, Class A1R
4.313% (3 Month EURIBOR + 0.65%), due 7/15/31 (a)(b)	EUR 500,000	517,443
Jubilee CLO DAC
Series 2015-16A, Class A1R
4.645% (3 Month EURIBOR + 0.80%), due 12/15/29 (a)(b)	228,360	240,781

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
LCM 30 Ltd.
Series 30A, Class AR
6.668% (3 Month SOFR + 1.342%), due 4/20/31 (a)(b)	$ 1,350,000	$ 1,341,930
LCM Loan Income Fund I Ltd.
Series 1A, Class A
6.618% (3 Month SOFR + 1.292%), due 4/20/31 (a)(b)	1,062,472	1,056,527
LCM XIII LP
Series 13A, Class AR3
6.452% (3 Month SOFR + 1.132%), due 7/19/27 (a)(b)	645,618	643,982
LCM XV LP
Series 15A, Class AR2
6.588% (3 Month SOFR + 1.262%), due 7/20/30 (a)(b)	293,787	293,059
LCM XXV Ltd.
Series 25A, Class AR
6.426% (3 Month SOFR + 1.10%), due 7/20/30 (a)(b)	1,113,470	1,107,352
Lockwood Grove CLO Ltd.
Series 2014-1A, Class A1RR
6.783% (3 Month SOFR + 1.432%), due 1/25/30 (a)(b)	255,655	254,478
Madison Park Euro Funding IX DAC
Series 9A, Class AR
4.543% (3 Month EURIBOR + 0.88%), due 7/15/35 (a)(b)	EUR 500,000	511,461
Madison Park Funding XLI Ltd.
Series 12A, Class AR
6.437% (3 Month SOFR + 1.092%), due 4/22/27 (a)(b)	$ 162,230	162,000
Magnetite XVIII Ltd.
Series 2016-18A, Class AR2
6.506% (3 Month SOFR + 1.142%), due 11/15/28 (a)(b)	282,181	281,050
Man GLG Euro CLO II DAC
Series 2A, Class A1R
4.533% (3 Month EURIBOR + 0.87%), due 1/15/30 (a)(b)	EUR 98,848	103,865
MidOcean Credit CLO II
Series 2013-2A, Class ARR
6.661% (3 Month SOFR + 1.292%), due 1/29/30 (a)(b)	$ 138,683	138,294
OCP Euro CLO DAC
Series 2017-2A, Class A
4.483% (3 Month EURIBOR + 0.82%), due 1/15/32 (a)(b)	EUR 830,911	870,768
OSD CLO Ltd.
Series 2021-23A, Class A
6.44% (3 Month SOFR + 1.132%), due 4/17/31 (a)(b)	$ 1,224,134	1,214,753
OZLM VIII Ltd.
Series 2014-8A, Class A1R3
6.55% (3 Month SOFR + 1.242%), due 10/17/29 (a)(b)	241,655	241,192
OZLM XI Ltd.
Series 2015-11A, Class A1R
6.881% (3 Month SOFR + 1.512%), due 10/30/30 (a)(b)	658,538	657,650
OZLM XXIV Ltd.
Series 2019-24A, Class A1AR
6.748% (3 Month SOFR + 1.422%), due 7/20/32 (a)(b)	200,000	197,531

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Palmer Square Loan Funding Ltd. (a)(b)
Series 2021-4A, Class A1
6.37% (3 Month SOFR + 1.062%), due 10/15/29	$ 359,901	$ 358,203
Series 2021-3A, Class A1
6.388% (3 Month SOFR + 1.062%), due 7/20/29	863,511	859,520
Rad CLO 5 Ltd.
Series 2019-5A, Class AR
6.727% (3 Month SOFR + 1.382%), due 7/24/32 (a)(b)	1,700,000	1,689,229
Romark CLO Ltd.
Series 2017-1A, Class A1R
6.637% (3 Month SOFR + 1.292%), due 10/23/30 (a)(b)	367,077	365,828
Saranac CLO VI Ltd.
Series 2018-6A, Class A1R
6.807% (3 Month SOFR + 1.402%), due 8/13/31 (a)(b)	300,000	297,436
SLM Student Loan Trust
Series 2004-3A, Class A6B
5.866% (SOFR 90A + 0.812%), due 10/25/64 (a)(b)	291,144	286,398
Sound Point CLO IX Ltd.
Series 2015-2A, Class ARRR
6.798% (3 Month SOFR + 1.472%), due 7/20/32 (a)(b)	500,000	496,154
Sound Point CLO XIV Ltd.
Series 2016-3A, Class AR2
6.597% (3 Month SOFR + 1.252%), due 1/23/29 (a)(b)	1,194	1,194
Sound Point CLO XV Ltd.
Series 2017-1A, Class ARR
6.507% (3 Month SOFR + 1.162%), due 1/23/29 (a)(b)	329,315	328,511
THL Credit Wind River CLO Ltd.
Series 2019-3A, Class AR
6.65% (3 Month SOFR + 1.342%), due 7/15/31 (a)(b)	300,000	298,416
Toro European CLO DAC (a)(b)
Series 5A, Class A
4.403% (3 Month EURIBOR + 0.74%), due 10/15/30	EUR 426,382	445,646
Series 5A, Class ANV
4.403% (3 Month EURIBOR + 0.74%), due 10/15/30	596,934	623,904
Venture 36 CLO Ltd.
Series 2019-36A, Class A1AR
6.718% (3 Month SOFR + 1.392%), due 4/20/32 (a)(b)	$ 600,000	592,583
Venture XXIV CLO Ltd.
Series 2016-24A, Class ARR
6.488% (3 Month SOFR + 1.162%), due 10/20/28 (a)(b)	231,467	230,473
Venture XXV CLO Ltd.
Series 2016-25A, Class ARR
6.608% (3 Month SOFR + 1.282%), due 4/20/29 (a)(b)	150,346	150,026
Vibrant CLO VI Ltd.
Series 2017-6A, Class AR
6.609% (3 Month SOFR + 1.212%), due 6/20/29 (a)(b)	295,067	294,618

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Vibrant CLO XI Ltd.
Series 2019-11A, Class A1R1
6.708% (3 Month SOFR + 1.382%), due 7/20/32 (a)(b)	$ 400,000	$ 395,525
VOYA CLO
Series 2017-2A, Class A1R
6.55% (3 Month SOFR + 1.242%), due 6/7/30 (a)(b)	230,323	229,563
Wellfleet CLO Ltd.
Series 2015-1A, Class AR4
6.478% (3 Month SOFR + 1.152%), due 7/20/29 (a)(b)	218,317	217,683
		31,673,870
Total Asset-Backed Securities (Cost $40,424,619)		38,698,542
Corporate Bonds 2.2%
Banks 1.3%
Bank of America Corp.
Series FF
5.875%, due 3/15/28 (c)(d)	190,000	172,361
Lloyds Banking Group plc
Series Reg S
4.947% (5 Year EURIBOR ICE Swap Rate + 5.29%), due 6/27/25 (a)(d)	EUR 200,000	196,035
Nykredit Realkredit A/S
Series Reg S
0.50%, due 10/1/43	DKK 11,713,209	1,232,017
Series Reg S
1.00%, due 10/1/50	13,372,607	1,327,887
Series Reg S
1.00%, due 10/1/53	496,221	45,018
Series Reg S
1.50%, due 10/1/53	320,747	31,232
Series Reg S
1.50%, due 10/1/53	10,377,963	1,076,126
Series Reg S
1.50%, due 10/1/53	99,727	8,546
Series Reg S
2.00%, due 10/1/53	299,275	28,604
Series Reg S
2.00%, due 10/1/53	494,614	52,743
Series Reg S
2.50%, due 10/1/47	1,616	196
UBS Group AG
Series Reg S
7.75%, due 3/1/29 (c)	EUR 100,000	116,718
UniCredit SpA
7.83%, due 12/4/23 (b)	$ 1,800,000	1,800,317
		6,087,800

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services 0.9%
Avolon Holdings Funding Ltd.
2.528%, due 11/18/27 (b)	$ 66,000	$ 55,714
Jyske Realkredit A/S
Series CCE
0.50%, due 10/1/43	DKK 2,304,126	242,271
Series Reg S
1.00%, due 10/1/50	5,595,403	555,221
Series CCE
1.00%, due 10/1/53	3,898,245	353,936
Series cce
1.50%, due 10/1/53	1,624,318	168,719
Series CCE
1.50%, due 10/1/53	1,983,308	192,723
Series 111E
2.50%, due 10/1/47	4,232	514
Nordea Kredit Realkreditaktieselskab
0.50%, due 10/1/43	872,557	91,901
Series Reg S
1.00%, due 10/1/50	6,263,482	622,846
1.00%, due 10/1/53	90,660	8,893
1.50%, due 10/1/53	10,598,226	1,029,858
1.50%, due 10/1/53	34,386	3,573
1.50%, due 10/1/53	500,000	42,952
Series Reg S
2.00%, due 10/1/53 (b)	399,744	42,740
2.50%, due 10/1/47	1,864	226
Realkredit Danmark A/S
Series Reg S
1.00%, due 10/1/50	4,839,495	480,214
Series Reg S
1.00%, due 10/1/53	5,949	540
Series Reg S
1.00%, due 10/1/53	1,419,300	139,124
Series Reg S
1.50%, due 10/1/53	803,559	83,352
Series Reg S
1.50%, due 10/1/53	1,489,973	144,785
Series Reg S
2.00%, due 10/1/53	1,692,616	160,697
Series Reg S
2.50%, due 4/1/47	8,540	1,038
		4,421,837
Total Corporate Bonds (Cost $14,896,830)		10,509,637

	Principal Amount	Value
Foreign Government Bonds 6.6%
Canada 0.2%
Canadian Government Real Return Bond
4.25%, due 12/1/26 (e)	CAD 1,080,096	$ 840,578
France 1.6%
France Government Bond (e)
Series Reg S
0.10%, due 3/1/26 (b)	EUR 3,626,349	3,772,921
Series Reg S
0.10%, due 7/25/31 (b)	820,127	824,419
Series Reg S
0.10%, due 7/25/38 (b)	1,610,490	1,475,517
Series Reg S
0.25%, due 7/25/24	1,620,931	1,710,645
		7,783,502
Italy 3.1%
Italy Buoni Poliennali Del Tesoro (b)(e)
Series Reg S
0.40%, due 5/15/30	2,732,216	2,570,424
Series Reg S
1.40%, due 5/26/25	11,558,075	12,027,191
		14,597,615
Japan 1.6%
Japan Government CPI Linked Bond (e)
0.005%, due 3/10/31	JPY 5,208,150	37,012
0.10%, due 3/10/28	207,420,840	1,462,939
0.10%, due 3/10/28	244,086,140	1,721,539
0.10%, due 3/10/29	175,766,760	1,238,506
0.10%, due 3/10/29	485,698,680	3,422,382
		7,882,378
Peru 0.1%
Peru Government Bond
5.94%, due 2/12/29	PEN 1,000,000	256,249
6.15%, due 8/12/32	900,000	221,028
		477,277
Total Foreign Government Bonds (Cost $36,171,463)		31,581,350
Mortgage-Backed Securities 8.6%
Agency (Collateralized Mortgage Obligations) 6.5%
FHLMC (a)
REMIC, Series 4779, Class WF
4.85% (SOFR 30A + 0.464%), due 7/15/44	$ 129,049	123,631
REMIC, Series 4694, Class FA
5.828% (SOFR 30A + 0.514%), due 6/15/47	843,170	808,126

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC, Strips
REMIC, Series 278, Class F1
5.878% (SOFR 30A + 0.564%), due 9/15/42 (a)	$ 141,931	$ 137,148
GNMA (a)
REMIC, Series 2023-H20, Class FA
6.214% (SOFR 30A + 0.90%), due 7/20/73	5,019,070	5,003,755
REMIC, Series 2018-H15, Class FG
6.246% (12 Month SOFR + 0.865%), due 8/20/68	323,787	315,805
REMIC, Series 2023-H11, Class FC
6.414% (SOFR 30A + 1.10%), due 5/20/73	506,429	507,972
REMIC, Series 2017-H10, Class FB
6.464% (12 Month SOFR + 1.465%), due 4/20/67	191,270	190,469
UMBS, Single Family, 30 Year (f)
4.00%, due 10/25/53 TBA	10,000,000	8,902,344
4.50%, due 10/25/53 TBA	7,000,000	6,426,875
5.00%, due 10/25/53 TBA	9,000,000	8,490,938
		30,907,063
Collateralized Debt Obligations (Commercial Real Estate Collateralized Debt Obligations) 1.0%
Arbor Realty Commercial Real Estate Notes Ltd. (a)(b)
Series 2022-FL1, Class A
6.763% (SOFR 30A + 1.45%), due 1/15/37	1,400,000	1,384,249
Series 2021-FL4, Class A
6.797% (1 Month SOFR + 1.464%), due 11/15/36	600,000	594,201
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A
6.863% (SOFR 30A + 1.55%), due 1/17/37 (a)(b)	600,000	592,140
VMC Finance LLC
Series 2022-FL5, Class A
7.213% (SOFR 30A + 1.90%), due 2/18/39 (a)(b)	2,500,000	2,447,784
		5,018,374
Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.3%
GS Mortgage Securities Corp. Trust
Series 2022-GTWY, Class A
8.733% (1 Month SOFR + 3.40%), due 8/15/39 (a)(b)	1,300,000	1,296,061
Whole Loan (Collateralized Mortgage Obligations) 0.8%
Alternative Loan Trust
Series 2005-29CB, Class A4
5.00%, due 7/25/35	25,335	14,022
Series 2007-1T1, Class 1A1
6.00%, due 3/25/37	525,497	197,703
CHL Mortgage Pass-Through Trust
Series 2007-1, Class A1
6.00%, due 3/25/37	25,285	11,988

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Citigroup Mortgage Loan Trust
Series 2007-AR4, Class 1A1A
4.109%, due 3/25/37 (g)	$ 157,126	$ 133,103
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 1CB1
5.50%, due 8/25/34	118,839	102,533
Eurosail-UK plc (a)
Series 2007-3A, Class A3C
6.267% (SONIA3M IR + 1.069%), due 6/13/45 (b)	GBP 19,171	23,092
Series 2007-3X, Class A3A
6.267% (SONIA3M IR + 1.069%), due 6/13/45	71,905	87,077
Series 2007-3X, Class A3C
6.267% (SONIA3M IR + 1.069%), due 6/13/45	19,171	23,092
GreenPoint Mortgage Funding Trust
Series 2006-AR4, Class A6A
5.794% (1 Month SOFR + 0.474%), due 9/25/46 (a)	$ 59,115	51,432
IndyMac INDX Mortgage Loan Trust (a)
Series 2005-AR12, Class 2A1A
5.914% (1 Month SOFR + 0.594%), due 7/25/35	86,814	79,055
Series 2005-AR14, Class 1A1A
5.994% (1 Month SOFR + 0.674%), due 7/25/35	654,328	467,090
Merrill Lynch Mortgage Investors Trust
Series 2005-A4, Class 1A
4.324%, due 7/25/35 (g)	139,730	65,265
New Residential Mortgage Loan Trust (b)(h)
Series 2019-RPL3, Class A1
2.75%, due 7/25/59	176,287	162,764
Series 2018-3A, Class A1
4.50%, due 5/25/58	102,618	96,331
OBX Trust
Series 2018-1, Class A2
6.084% (1 Month SOFR + 0.764%), due 6/25/57 (a)(b)	22,353	21,188
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-2, Class M7
7.234% (1 Month SOFR + 1.914%), due 4/25/35 (a)	100,000	94,283
RALI Trust
Series 2006-QH1, Class A1
5.814% (1 Month SOFR + 0.494%), due 12/25/36 (a)	740,024	630,277
Residential Asset Securitization Trust
Series 2006-A10, Class A5
6.50%, due 9/25/36	219,072	72,871
Residential Mortgage Securities 32 plc
Series 32A, Class A
6.443% (SONIA3M IR + 1.25%), due 6/20/70 (a)(b)	GBP 112,649	137,715
Thornburg Mortgage Securities Trust
Series 2004-2, Class A1
6.054% (1 Month SOFR + 0.734%), due 6/25/44 (a)	$ 351,877	316,962

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Towd Point Mortgage Funding Granite 4 plc
Series 2019-GR4A, Class A1
6.382% (SONIA3M IR + 1.144%), due 10/20/51 (a)(b)	GBP 443,237	$ 541,245
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2007-HY1, Class A2A
5.594% (1 Month SOFR + 0.434%), due 2/25/37 (a)	$ 365,046	272,836
Series 2006-5, Class 2CB1
6.00%, due 7/25/36	31,907	21,325
		3,623,249
Total Mortgage-Backed Securities (Cost $42,245,823)		40,844,747
U.S. Government & Federal Agencies 80.6%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.1%
UMBS Pool, 30 Year
2.00%, due 3/1/52	184,443	140,472
3.00%, due 1/1/52	388,938	322,482
		462,954
Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.4%
FNMA (a)
4.876% (11th District Cost of Funds Index + 1.927%), due 12/1/36	40,922	40,524
5.471% (1 Year Treasury Constant Maturity Rate + 2.36%), due 11/1/34	126,564	129,148
5.825% (12 Month Monthly Treasury Average Index + 1.199%), due 6/1/43	103,754	100,352
UMBS, 30 Year
3.50%, due 7/1/52	283,006	243,686
4.00%, due 8/1/52	451,163	401,868
4.50%, due 7/1/52	569,715	523,387
4.50%, due 3/1/53	492,875	452,759
		1,891,724
United States Treasury Inflation - Indexed Notes 80.1%
U.S. Treasury Inflation Linked Bonds (e)
0.125%, due 2/15/51	5,765,077	3,207,331
0.125%, due 2/15/52 (i)	1,976,634	1,084,639
0.25%, due 2/15/50	3,543,280	2,084,549
0.625%, due 2/15/43 (i)	2,366,706	1,719,375
0.75%, due 2/15/42	7,075,406	5,356,510
0.75%, due 2/15/45	10,047,681	7,299,091
0.875%, due 2/15/47	13,857,777	10,098,043
1.00%, due 2/15/46	7,727,939	5,863,196
1.00%, due 2/15/48	4,720,549	3,509,525
1.00%, due 2/15/49	7,228,179	5,331,488
1.375%, due 2/15/44	14,283,868	11,937,213
1.50%, due 2/15/53	2,365,274	1,954,608
1.75%, due 1/15/28	14,918,554	14,489,063
2.00%, due 1/15/26	7,143,355	7,002,790

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Inflation - Indexed Notes
U.S. Treasury Inflation Linked Bonds (e)
2.125%, due 2/15/40	$ 4,893,547	$ 4,741,197
2.125%, due 2/15/41	6,742,245	6,519,040
2.375%, due 1/15/25	14,741,526	14,564,743
2.375%, due 1/15/27 (i)	30,317	30,086
2.50%, due 1/15/29	7,446,526	7,495,976
3.375%, due 4/15/32 (i)	563,159	606,832
U.S. Treasury Inflation Linked Notes (e)
0.125%, due 10/15/24	8,578,656	8,316,437
0.125%, due 4/15/25	3,313,716	3,161,061
0.125%, due 10/15/25 (i)	10,249,818	9,712,103
0.125%, due 4/15/26 (i)	4,954,013	4,628,131
0.125%, due 7/15/26	10,980,333	10,262,644
0.125%, due 10/15/26	2,572,987	2,392,576
0.125%, due 4/15/27	12,559,088	11,528,360
0.125%, due 1/15/30	2,685,219	2,340,546
0.125%, due 7/15/30	17,908,046	15,517,042
0.125%, due 1/15/31	19,305,656	16,507,467
0.125%, due 7/15/31	15,169,315	12,878,363
0.125%, due 1/15/32	23,599,278	19,769,465
0.25%, due 1/15/25	7,227,528	6,951,626
0.25%, due 7/15/29	20,363,993	18,140,857
0.375%, due 7/15/25	12,890,500	12,340,514
0.375%, due 1/15/27	5,036,650	4,684,724
0.375%, due 7/15/27	2,649,279	2,456,560
0.50%, due 4/15/24	17,599,111	17,289,752
0.50%, due 1/15/28	4,724,173	4,353,852
0.625%, due 1/15/24	8,025,795	7,948,881
0.625%, due 1/15/26	5,441,980	5,173,282
0.625%, due 7/15/32 (j)	38,718,016	33,732,693
0.75%, due 7/15/28	15,721,927	14,628,762
0.875%, due 1/15/29	13,910,348	12,905,244
1.625%, due 10/15/27	10,422,594	10,118,669
		382,634,906
Total U.S. Government & Federal Agencies (Cost $443,987,541)		384,989,584
Total Long-Term Bonds (Cost $577,726,276)		506,623,860

	Shares
Short-Term Investments 45.5%
Affiliated Investment Company 0.2%
MainStay U.S. Government Liquidity Fund, 5.242% (k)	837,692	837,692

	Principal Amount	Value

Commercial Paper 0.3%
AT&T, Inc.
6.032%, due 3/19/24	$ 1,300,000	$ 1,264,249
Repurchase Agreements 45.0%
Deutsche Bank Securities Inc. 5.37%, dated 9/29/23 due 10/3/23 Proceeds at Maturity $60,108,965 (Collateralized by United States Treasury Bond with a rate of 0.125% and maturity date of 10/15/2024, with a Principal Amount of $63,510,837 and a Market Value of $61,608,122)	60,100,000	60,100,000
JPMorgan Chase Bank N.A. 5.37%, dated 9/29/23 due 10/3/23 Proceeds at Maturity $40,983,229 (Collateralized by United States Treasury Inflation Protected Bond with a rate of 2.375% and maturity date of 05/15/2051, with a Principal Amount of $63,773,000 and a Market Value of $41,052,136)	40,300,000	40,300,000
BNP Paribas S.A. 5.31%, dated 9/29/23 due 10/3/23 Proceeds at Maturity $60,108,865 (Collateralized by United States Treasury Inflation Protected Bond with a rate of 0.875% and maturity date of 01/15/2029, with a Principal Amount of $65,997,681 and a Market Value of $61,381,563)	60,100,000	60,100,000
BNP Paribas S.A. 5.33%, dated 9/29/23 due 10/3/23 Proceeds at Maturity $54,608,804 (Collateralized by United States Treasury Inflation Protected Bond with a rate of 1.25% and maturity date of 05/31/2028, with a Principal Amount of $64,595,100 and a Market Value of $55,429,409)	54,600,000	54,600,000
Total Repurchase Agreements (Cost $215,100,000)		215,100,000
Total Short-Term Investments (Cost $217,202,700)		217,201,941
Total Investments (Cost $794,928,976)	151.6%	723,825,801
Other Assets, Less Liabilities	(51.6)	(246,249,374)
Net Assets	100.0%	$ 477,576,427

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Floating rate—Rate shown was the rate in effect as of September 30, 2023.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2023.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.

(f)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2023, the total net market value was $23,820,157, which represented 5.0% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(g)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2023.
(h)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2023.
(i)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio’s custodian as collateral for future, swap,TBA and foreign currency forward contracts.
(j)	Delayed delivery security.
(k)	Current yield as of September 30, 2023.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 4,226	$ 60,956	$ (64,344)	$ —	$ —	$ 838	$ 37	$ —	838
Foreign Currency Forward Contracts
As of September 30, 2023, the Portfolio held the following foreign currency forward contracts1, 2:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	255,861	USD	152,549	Bank of America N.A.	11/2/23	$ 802
NZD	255,861	USD	152,384	BNP Paribas S.A.	10/3/23	966
USD	829,818	CAD	1,120,000	JPMorgan Chase Bank N.A.	10/3/23	5,228
USD	828,954	CAD	1,118,396	Morgan Stanley & Co. International	11/2/23	5,191
USD	4,237,023	DKK	28,951,832	Bank of America N.A.	10/3/23	132,971
USD	4,610,123	DKK	31,539,464	BNP Paribas S.A.	10/3/23	139,262
USD	34,134,438	EUR	31,311,000	BNP Paribas S.A.	10/3/23	1,030,883
USD	32,780,625	EUR	30,896,000	BNP Paribas S.A.	11/2/23	74,181
USD	784,613	EUR	722,000	JPMorgan Chase Bank N.A.	10/3/23	21,279
USD	753,120	GBP	594,000	JPMorgan Chase Bank N.A.	10/3/23	28,381
USD	5,806,923	JPY	844,102,998	BNP Paribas S.A.	10/3/23	158,482
USD	2,388,241	JPY	345,800,000	BNP Paribas S.A.	10/3/23	74,269
USD	8,001,500	JPY	1,187,376,924	Morgan Stanley & Co. International	11/2/23	12,759
USD	753,720	PEN	2,800,297	Bank of America N.A.*	11/9/23	15,993
Total Unrealized Appreciation						1,700,647

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	491,000	USD	522,404	Bank of America N.A.	10/3/23	$ (3,294)
EUR	331,000	USD	353,908	BNP Paribas S.A.	10/3/23	(3,958)
EUR	30,896,000	USD	32,740,491	BNP Paribas S.A.	10/3/23	(75,695)
EUR	315,000	USD	338,620	Morgan Stanley & Co. International	10/3/23	(5,587)
USD	4,165,379	DKK	29,369,942	Bank of America N.A.	11/2/23	(4,625)
USD	4,392,302	DKK	31,017,978	JPMorgan Chase Bank N.A.	11/2/23	(11,694)
USD	722,592	GBP	594,000	BNP Paribas S.A.	11/2/23	(2,286)
USD	152,544	NZD	255,861	Bank of America N.A.	10/3/23	(806)
Total Unrealized Depreciation						(107,945)
Net Unrealized Appreciation						$ 1,592,702

*	Non-deliverable forward.
1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
2.	As of September 30, 2023, cash collateral of $1,260,000 was due to a broker for foreign currency forward contracts.
Futures Contracts
As of September 30, 2023, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Euro-Bund	96	December 2023	$ 13,388,144	$ 13,056,445	$ (331,699)
U.S. Treasury 5 Year Notes	35	December 2023	3,718,523	3,687,578	(30,945)
U.S. Treasury 10 Year Ultra Bonds	104	December 2023	11,851,009	11,602,500	(248,509)
Total Long Contracts					(611,153)
Short Contracts
Euro-Bobl	(86)	December 2023	(10,679,510)	(10,524,395)	155,115
Euro-BTP	(58)	December 2023	(6,426,725)	(6,386,530)	40,195
Euro-BTP	(30)	December 2023	(3,656,606)	(3,480,361)	176,245
Euro-Buxl 30 Year Bonds	(54)	December 2023	(7,601,912)	(6,985,716)	616,196
Euro-OAT	(30)	December 2023	(3,988,471)	(3,907,596)	80,875
Euro-Schatz	(749)	December 2023	(83,397,026)	(83,139,507)	257,519
U.S. Treasury 2 Year Notes	(22)	December 2023	(4,479,893)	(4,459,641)	20,252
U.S. Treasury 10 Year Notes	(256)	December 2023	(28,183,696)	(27,664,000)	519,696
U.S. Treasury Long Bonds	(38)	December 2023	(4,553,552)	(4,323,687)	229,865
U.S. Treasury Ultra Bonds	(84)	December 2023	(10,601,159)	(9,969,750)	631,409
Total Short Contracts					2,727,367
Net Unrealized Appreciation					$ 2,116,214

1.	As of September 30, 2023, cash in the amount of $1,204,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2023.
Written Inflation-Capped Options
Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-Cap-OTC USA Non-Revised Consumer Price Index- Urban (CPI-U), American Style -Call	JPMorgan Chase Bank N.A.	$ 238.643	Maximum of [0, Final Index/Initial Index - (1 + 4.00%10)]	5/16/24	300,000	$ 300,000	$ (130)	$ (84,666)

Written Swaptions
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Put-2-Year Interest Rate Swap	BNP Paribas S.A.	$ 4.61	10/27/23	(27,100,000)	$ (27,100,000)	$ (147,018)	$ (173,759)
Swap Contracts
As of September 30, 2023, the Portfolio held the following centrally cleared interest swap agreements1:
Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 53,300,000	USD	12/20/25	Fixed 4.25%	1 day SOFR	Annually/Annually	$ 69,272	$ 557,618	$ 488,346
14,000,000	JPY	9/20/27	Fixed 0.30%	1 day TONAR + 0.06%	Semi-Annually/Semi-Annually	(1,837)	849	2,686
50,000,000	JPY	3/20/28	Fixed 0.30%	1 day TONAR + 0.06%	Semi-Annually/Semi-Annually	(7,161)	4,149	11,310
420,000,000	JPY	9/14/28	Fixed 0.55%	1 day TONAR	Annually/Annually	(4,829)	2,434	7,263
106,980,000	JPY	3/20/29	Fixed 0.45%	1 day TONAR + 0.06%	Semi-Annually/Semi-Annually	(26,368)	8,707	35,075
1,116,000,000	JPY	12/15/31	Fixed 0.50%	1 day TONAR	Annually/Annually	1,948	210,875	208,927
5,900,000	EUR	8/15/32	6 month EURIBOR	Fixed 2.88%	Semi-Annually/Annually	—	(232,699)	(232,699)
100,000,000	JPY	9/20/33	Fixed 0.85%	1 day TONAR	Annually/Annually	498	8,065	7,567
15,800,000	USD	2/13/34	1 day SOFR	Fixed 3.085%	Annually/Annually	(122,180)	(1,415,347)	(1,293,167)
22,470,000	EUR	3/20/34	6 month EURIBOR	Fixed 3.00%	Semi-Annually/Annually	(268,395)	(698,528)	(430,133)
1,400,000	EUR	11/4/52	Fixed 0.19%	6 month EURIBOR	Annually/Semi-Annually	—	807,093	807,093
7,000,000	USD	2/13/54	Fixed 2.87%	1 day SOFR	Annually/Annually	134,233	1,298,999	1,164,766
7,790,000	EUR	3/20/54	Fixed 2.75%	6 month EURIBOR	Annually/Semi-Annually	98,505	475,711	377,206
						$ (126,314)	$ 1,027,926	$ 1,154,240
As of September 30, 2023, the Portfolio held the following centrally cleared inflation swap agreements1:
Notional Amount	Currency	Expiration Date	Payments Made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 2,800,000	EUR	3/15/24	Fixed 1.03%	1 Month FRCPI	At Maturity	$ (4,142)	$ 269,116	$ 273,258
2,000,000	USD	9/8/24	1 Month USD-CPI	Fixed 2.51%	At Maturity	—	(2,286)	(2,286)
1,700,000	USD	9/12/24	1 Month USD-CPI	Fixed 2.56%	At Maturity	—	(939)	(939)
1,200,000	USD	9/12/24	1 Month USD-CPI	Fixed 2.565%	At Maturity	—	(606)	(606)
200,000	EUR	9/15/24	1 Month EUR-CPI	Fixed 3.52%	At Maturity	(229)	(2,749)	(2,520)
1,200,000	EUR	9/15/24	1 Month EUR-CPI	Fixed 3.72%	At Maturity	(1,161)	(11,427)	(10,266)
5,400,000	USD	2/26/26	Fixed 2.314%	1 Month USD-CPI	At Maturity	94,257	552,468	458,211
2,700,000	USD	3/5/26	Fixed 2.419%	1 Month USD-CPI	At Maturity	38,999	261,486	222,487
2,200,000	USD	5/13/26	Fixed 2.768%	1 Month USD-CPI	At Maturity	6,330	167,027	160,697
1,000,000	USD	5/14/26	Fixed 2.813%	1 Month USD-CPI	At Maturity	1,492	73,579	72,087
1,250,000	USD	5/25/26	Fixed 2.703%	1 Month USD-CPI	At Maturity	5,240	97,424	92,184
500,000	USD	6/1/26	Fixed 2.69%	1 Month USD-CPI	At Maturity	2,119	38,955	36,836
500,000	EUR	5/15/27	Fixed 3.13%	1 Month EUR-CPI	At Maturity	—	14,756	14,756
800,000	EUR	6/15/27	1 Month EUR-CPI	Fixed 1.36%	At Maturity	2,278	(136,680)	(138,958)
1,000,000	EUR	3/15/28	1 Month EUR-CPI	Fixed 1.535%	At Maturity	17,849	(159,525)	(177,374)
770,000	USD	5/9/28	1 Month USD-CPI	Fixed 2.36%	At Maturity	(6,189)	(68,979)	(62,790)
510,000	USD	5/9/28	1 Month USD-CPI	Fixed 2.353%	At Maturity	(4,400)	(46,074)	(41,674)
300,000	USD	8/26/28	Fixed 2.573%	1 Month USD-CPI	At Maturity	(1)	19,598	19,599
500,000	USD	9/10/28	Fixed 2.645%	1 Month USD-CPI	At Maturity	—	29,006	29,006
2,600,000	USD	11/4/29	1 Month USD-CPI	Fixed 1.76%	At Maturity	(163,481)	(398,544)	(235,063)
2,200,000	USD	5/19/30	1 Month USD-CPI	Fixed 1.28%	At Maturity	(228,529)	(433,646)	(205,117)
4,500,000	EUR	3/15/31	1 Month EUR-CPI	Fixed 1.38%	At Maturity	(117,045)	(999,499)	(882,454)
800,000	EUR	5/15/32	Fixed 2.6%	1 Month EUR-CPI	At Maturity	6,727	41,139	34,412
800,000	EUR	5/15/32	Fixed 2.6%	1 Month EUR-CPI	At Maturity	405	41,139	40,734
800,000	EUR	6/15/32	Fixed 2.72%	1 Month EUR-CPI	At Maturity	1,354	19,036	17,682

Notional Amount	Currency	Expiration Date	Payments Made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 1,000,000	EUR	6/15/32	Fixed 2.72%	1 Month EUR-CPI	At Maturity	$ (8,367)	$ 23,795	$ 32,162
700,000	EUR	6/15/32	Fixed 2.57%	1 Month EUR-CPI	At Maturity	—	27,325	27,325
800,000	EUR	7/15/32	Fixed 2.47%	1 Month EUR-CPI	At Maturity	—	38,839	38,839
200,000	EUR	3/15/33	Fixed 1.71%	1 Month EUR-CPI	At Maturity	(9,703)	35,555	45,258
1,680,000	EUR	5/15/37	1 Month EUR-CPI	Fixed 2.488%	At Maturity	(1)	(116,102)	(116,101)
400,000	EUR	3/15/52	1 Month EUR-CPI	Fixed 2.59%	At Maturity	(9,937)	(46,033)	(36,096)
100,000	EUR	3/15/52	1 Month EUR-CPI	Fixed 2.58%	At Maturity	—	(11,790)	(11,790)
100,000	EUR	3/15/52	1 Month EUR-CPI	Fixed 2.58%	At Maturity	114	(11,790)	(11,904)
100,000	EUR	4/15/52	1 Month EUR-CPI	Fixed 2.55%	At Maturity	122	(11,380)	(11,502)
1,000,000	EUR	4/15/53	1 Month EUR-CPI	Fixed 2.7%	At Maturity	6,584	(13,871)	(20,455)
400,000	EUR	9/15/53	1 Month EUR-CPI	Fixed 2.763%	At Maturity	—	1,294	1,294
300,000	EUR	9/15/53	1 Month EUR-CPI	Fixed 2.763%	At Maturity	843	—	(843)
						$ (368,472)	$ (720,383)	$ (351,911)
As of September 30, 2023, the Portfolio held the following centrally cleared credit default swap contracts1:
Reference Entity	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/ Receive Fixed Rate[4]	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)[5]
General Electric Co. 2.70%, 10/09/22	12/20/2023	Sell	$ 100	1.00%	Quarterly	$ 137	$ 179	$ 42
Open OTC Debt total return swap contracts as of September 30, 2023 were as follows6:
Swap Counterparty	Reference Obligation	Floating Rate[6]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[7]	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 01/15/2030	1 day SOFR + 0.15%	2/23/24	Daily	$ 15,000	$ (640,260)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 04/15/2025	1 day SOFR	10/17/23	Daily	5,000	(18,531)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 07/15/2031	1 day SOFR	10/17/23	Daily	10,000	(199,221)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 07/15/2031	1 day SOFR + 0.15%	2/23/24	Daily	10,000	(504,052)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 10/15/2024	1 day SOFR	10/17/23	Daily	5,000	(9,743)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 10/15/2026	1 day SOFR	10/17/23	Daily	25,000	(173,003)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.25%, 01/15/2025	1 day SOFR	10/17/23	Daily	5,000	(18,946)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.375%, 01/15/2027	1 day SOFR	10/17/23	Daily	10,000	(78,651)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.375%, 07/15/2027	1 day SOFR	10/17/23	Daily	10,000	(88,734)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.50%, 01/15/2028	1 day SOFR	10/10/23	Daily	15,000	(185,917)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.625%, 01/15/2026	1 day SOFR	10/10/23	Daily	5,000	(24,427)
						$ (1,941,485)

1.	As of September 30, 2023, cash in the amount of $534,000 was on deposit with a broker for centrally cleared swap agreements.
2.	Sell—Portfolio receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
3.	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.
4.	The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
5.	Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at September 30, 2023.
6.	Portfolio pays or receives the floating rate and receives or pays the total return of the referenced entity.
7.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.

Abbreviation(s):
BTP—Buoni del Tesoro Poliennali (Eurex Exchange index)
CAD—Canada Dollar
CLO—Collateralized Loan Obligation
CPI—Consumer Price Index
DKK—Denmark Krone
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FRCPI—France Consumer Price Index
GBP—British Pound Sterling
GNMA—Government National Mortgage Association
JPY—Japanese Yen
NZD—New Zealand Dollar
PEN—Peru Nuevo Sol
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Interbank Average Rate
TBA—To Be Announced
TONAR—Tokyo Overnight Average Rate
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 38,698,542	$ —	$ 38,698,542
Corporate Bonds	—	10,509,637	—	10,509,637
Foreign Government Bonds	—	31,581,350	—	31,581,350
Mortgage-Backed Securities	—	40,844,747	—	40,844,747
U.S. Government & Federal Agencies	—	384,989,584	—	384,989,584
Total Long-Term Bonds	—	506,623,860	—	506,623,860
Short-Term Investments
Affiliated Investment Company	837,692	—	—	837,692
Commercial Paper	—	1,264,249	—	1,264,249
Repurchase Agreements	—	215,100,000	—	215,100,000
Total Short-Term Investments	837,692	216,364,249	—	217,201,941
Total Investments in Securities	837,692	722,988,109	—	723,825,801
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	1,700,647	—	1,700,647
Futures Contracts (b)	2,727,367	—	—	2,727,367
Interest Rate Swap Contracts (b)	—	3,110,239	—	3,110,239
Inflation Swap Contracts (b)	—	1,616,827	—	1,616,827
Credit Default Swap Contracts (b)	—	42	—	42
Total Other Financial Instruments	2,727,367	6,427,755	—	9,155,122
Total Investments in Securities and Other Financial Instruments	$ 3,565,059	$ 729,415,864	$ —	$ 732,980,923
Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$ —	$ (107,945)	$ —	$ (107,945)
Futures Contracts (b)	(611,153)	—	—	(611,153)
Written Options	—	(258,425)	—	(258,425)
Interest Rate Swap Contracts (b)	—	(1,955,999)	—	(1,955,999)
Inflation Swap Contracts (b)	—	(1,968,738)	—	(1,968,738)
OTC Debt Total Return Swap Contracts (b)	—	(1,941,485)	—	(1,941,485)
Total Other Financial Instruments	$ (611,153)	$ (6,232,592)	$ —	$ (6,843,745)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (a)	Borrowing Rate (a)	Maturity Date	Amount Borrowed (a)	Payable for Sale-Buyback Transcations (b)
BNP Paribas S.A.	5.41%	8/16/2023	10/5/2023	$2,411,325	$2,410,720
BNP Paribas S.A.	5.41	8/16/2023	10/5/2023	1,792,804	1,792,489
BNP Paribas S.A.	5.42	9/13/2023	10/11/2023	4,259,400	4,258,189
BNP Paribas S.A.	5.47	9/22/2023	10/3/2023	14,664,364	14,665,189
BNP Paribas S.A.	5.47	9/22/2023	10/3/2023	14,587,303	14,587,849
BNP Paribas S.A.	5.47	9/22/2023	10/3/2023	12,219,539	12,220,290
BNP Paribas S.A.	5.47	9/22/2023	10/3/2023	10,368,892	10,369,618
BNP Paribas S.A.	5.47	9/22/2023	10/3/2023	12,985,255	12,985,571
BNP Paribas S.A.	5.47	9/22/2023	10/3/2023	17,353,568	17,353,646
BNP Paribas S.A.	5.47	9/22/2023	10/3/2023	18,261,165	18,261,428
BNP Paribas S.A.	5.47	9/22/2023	10/3/2023	10,282,865	10,282,890
BNP Paribas S.A.	5.47	9/22/2023	10/3/2023	12,368,817	12,368,871
BNP Paribas S.A.	5.47	9/22/2023	10/3/2023	14,700,121	14,700,536
BNP Paribas S.A.	5.47	9/22/2023	10/3/2023	15,656,570	15,656,807
BNP Paribas S.A.	5.47	9/22/2023	10/3/2023	16,655,075	16,655,406
BNP Paribas S.A.	5.47	9/22/2023	10/3/2023	11,050,276	11,050,450
BNP Paribas S.A.	5.47	9/22/2023	10/3/2023	21,834,608	21,834,889
BNP Paribas S.A.	5.47	9/22/2023	10/3/2023	11,557,160	11,557,304
BNP Paribas S.A.	5.47	9/22/2023	10/3/2023	28,187,533	28,188,056
BNP Paribas S.A.	5.47	9/22/2023	10/3/2023	10,243,742	10,244,073
				$ 261,440,382	$261,444,271
(a) During the period ended September 30, 2023, the Portfolio’s average amount of borrowing was $26,256,451 at a weighted average interest rate of 4.85%.
(b) Payable for sale-buyback transactions includes $3,889 of deferred price drop.

MainStay VP Small Cap Growth Portfolio
Portfolio of Investments September 30, 2023†^(Unaudited)
	Shares	Value
Common Stocks 94.7%
Aerospace & Defense 2.9%
Curtiss-Wright Corp.	10,970	$ 2,146,061
Hexcel Corp.	56,917	3,707,573
Kratos Defense & Security Solutions, Inc. (a)	169,428	2,544,809
Woodward, Inc.	25,814	3,207,648
		11,606,091
Automobile Components 1.0%
Fox Factory Holding Corp. (a)	26,473	2,622,945
XPEL, Inc. (a)	17,816	1,373,792
		3,996,737
Banks 1.1%
Prosperity Bancshares, Inc.	81,224	4,433,206
Biotechnology 5.2%
Abcam plc, Sponsored ADR (a)	158,636	3,589,933
Alkermes plc (a)	124,066	3,475,088
Ascendis Pharma A/S, ADR (a)	14,341	1,342,891
Avid Bioservices, Inc. (a)(b)	153,203	1,446,236
Blueprint Medicines Corp. (a)	50,799	2,551,126
Karuna Therapeutics, Inc. (a)	10,609	1,793,876
Natera, Inc. (a)	45,819	2,027,491
Neurocrine Biosciences, Inc. (a)	33,180	3,732,750
Xencor, Inc. (a)	50,132	1,010,160
		20,969,551
Building Products 3.0%
AZEK Co., Inc. (The) (a)	151,206	4,496,866
Simpson Manufacturing Co., Inc.	21,571	3,231,551
Trex Co., Inc. (a)	26,377	1,625,615
Zurn Elkay Water Solutions Corp.	92,490	2,591,570
		11,945,602
Capital Markets 3.5%
Evercore, Inc., Class A	11,857	1,634,843
Hamilton Lane, Inc., Class A	44,840	4,055,330
Houlihan Lokey, Inc.	50,747	5,436,019
StepStone Group, Inc., Class A	90,244	2,849,905
		13,976,097
Chemicals 3.4%
Avient Corp.	57,520	2,031,606
HB Fuller Co.	52,851	3,626,107
Innospec, Inc.	27,766	2,837,685
Livent Corp. (a)(b)	114,616	2,110,081
Quaker Chemical Corp.	18,906	3,024,960
		13,630,439

	Shares	Value
Common Stocks
Commercial Services & Supplies 5.6%
Casella Waste Systems, Inc., Class A (a)	27,971	$ 2,134,187
Montrose Environmental Group, Inc. (a)	59,379	1,737,430
MSA Safety, Inc.	20,734	3,268,715
Rentokil Initial plc, Sponsored ADR	97,043	3,595,443
Tetra Tech, Inc.	33,876	5,150,168
Waste Connections, Inc.	48,759	6,548,334
		22,434,277
Communications Equipment 0.4%
Infinera Corp. (a)(b)	398,000	1,663,640
Construction & Engineering 2.1%
Ameresco, Inc., Class A (a)(b)	50,047	1,929,812
Comfort Systems USA, Inc.	24,611	4,193,961
Valmont Industries, Inc.	9,623	2,311,541
		8,435,314
Consumer Staples Distribution & Retail 1.3%
Casey's General Stores, Inc.	19,423	5,273,733
Diversified Consumer Services 2.4%
Bright Horizons Family Solutions, Inc. (a)	92,468	7,532,443
Mister Car Wash, Inc. (a)(b)	372,065	2,050,078
		9,582,521
Diversified Telecommunication Services 0.6%
Cogent Communications Holdings, Inc.	42,328	2,620,103
Electrical Equipment 0.7%
Atkore, Inc. (a)	19,181	2,861,613
Electronic Equipment, Instruments & Components 1.7%
Littelfuse, Inc.	10,262	2,537,998
Novanta, Inc. (a)	31,564	4,527,540
		7,065,538
Energy Equipment & Services 3.5%
Cactus, Inc., Class A	108,513	5,448,438
ChampionX Corp.	139,338	4,963,220
TechnipFMC plc	189,683	3,858,152
		14,269,810
Entertainment 0.5%
Take-Two Interactive Software, Inc. (a)	14,357	2,015,579
Financial Services 0.8%
WEX, Inc. (a)	17,650	3,319,789

	Shares	Value
Common Stocks
Food Products 1.0%
Simply Good Foods Co. (The) (a)	115,429	$ 3,984,609
Ground Transportation 1.0%
Knight-Swift Transportation Holdings, Inc.	23,918	1,199,488
Saia, Inc. (a)	6,834	2,724,374
		3,923,862
Health Care Equipment & Supplies 5.5%
CONMED Corp.	24,868	2,507,938
Establishment Labs Holdings, Inc. (a)(b)	46,988	2,305,701
Globus Medical, Inc., Class A (a)	35,338	1,754,531
Inari Medical, Inc. (a)	79,303	5,186,416
Integra LifeSciences Holdings Corp. (a)	40,337	1,540,470
Lantheus Holdings, Inc. (a)	41,252	2,866,189
OrthoPediatrics Corp. (a)	52,493	1,679,776
SI-BONE, Inc. (a)	131,917	2,801,917
Silk Road Medical, Inc. (a)	38,220	572,918
TransMedics Group, Inc. (a)	18,285	1,001,104
		22,216,960
Health Care Providers & Services 7.2%
Accolade, Inc. (a)	188,512	1,994,457
Addus HomeCare Corp. (a)	33,546	2,857,784
agilon health, Inc. (a)	134,770	2,393,515
Alignment Healthcare, Inc. (a)	116,860	811,008
Encompass Health Corp.	53,918	3,621,133
Ensign Group, Inc. (The)	42,025	3,905,383
HealthEquity, Inc. (a)	60,784	4,440,271
LifeStance Health Group, Inc. (a)(b)	123,656	849,517
NeoGenomics, Inc. (a)	250,639	3,082,860
Option Care Health, Inc. (a)	95,264	3,081,790
Surgery Partners, Inc. (a)	62,698	1,833,917
		28,871,635
Health Care Technology 0.7%
Definitive Healthcare Corp. (a)	122,760	980,852
Phreesia, Inc. (a)	97,361	1,818,704
		2,799,556
Hotels, Restaurants & Leisure 3.1%
Choice Hotels International, Inc. (b)	16,023	1,962,978
Churchill Downs, Inc.	59,063	6,853,670
First Watch Restaurant Group, Inc. (a)	38,169	659,942
Shake Shack, Inc., Class A (a)	23,603	1,370,626
Texas Roadhouse, Inc.	15,187	1,459,471
		12,306,687
Household Durables 0.6%
TopBuild Corp. (a)	7,073	1,779,567

	Shares	Value
Common Stocks
Household Durables
Vizio Holding Corp., Class A (a)	130,650	$ 706,816
		2,486,383
Industrial REITs 2.4%
Americold Realty Trust, Inc.	87,533	2,661,879
EastGroup Properties, Inc.	20,248	3,371,899
Terreno Realty Corp.	61,680	3,503,424
		9,537,202
Insurance 2.3%
Goosehead Insurance, Inc., Class A (a)	26,831	1,999,714
Kinsale Capital Group, Inc.	7,810	3,234,355
Palomar Holdings, Inc. (a)	31,710	1,609,283
Selective Insurance Group, Inc.	24,348	2,511,983
		9,355,335
Interactive Media & Services 1.1%
Angi, Inc. (a)	330,225	653,846
Pinterest, Inc., Class A (a)	140,074	3,786,200
		4,440,046
IT Services 1.4%
Endava plc, Sponsored ADR (a)	47,421	2,719,594
Globant SA (a)	14,682	2,904,834
		5,624,428
Leisure Products 0.3%
Clarus Corp. (b)	151,928	1,148,576
Life Sciences Tools & Services 2.0%
Azenta, Inc. (a)	34,477	1,730,401
Bruker Corp.	52,583	3,275,921
Medpace Holdings, Inc. (a)	12,465	3,018,150
		8,024,472
Machinery 1.9%
IDEX Corp.	5,529	1,150,143
John Bean Technologies Corp.	52,772	5,548,448
Mueller Water Products, Inc., Class A	82,434	1,045,263
		7,743,854
Media 0.8%
New York Times Co. (The), Class A	74,352	3,063,302
Oil, Gas & Consumable Fuels 2.4%
Denbury, Inc. (a)	36,809	3,607,650
Matador Resources Co.	63,057	3,750,630
Range Resources Corp.	77,550	2,513,396
		9,871,676

	Shares	Value
Common Stocks
Personal Care Products 0.2%
BellRing Brands, Inc. (a)	24,885	$ 1,026,009
Pharmaceuticals 0.4%
Arvinas, Inc. (a)	14,274	280,342
Pacira BioSciences, Inc. (a)	43,790	1,343,477
		1,623,819
Professional Services 3.3%
CBIZ, Inc. (a)	40,763	2,115,600
FTI Consulting, Inc. (a)	16,182	2,887,030
Genpact Ltd.	111,334	4,030,291
Maximus, Inc.	57,177	4,269,978
		13,302,899
Real Estate Management & Development 0.3%
DigitalBridge Group, Inc.	76,031	1,336,625
Semiconductors & Semiconductor Equipment 5.5%
Credo Technology Group Holding Ltd. (a)	58,742	895,815
Entegris, Inc.	35,971	3,378,037
Lattice Semiconductor Corp. (a)	14,271	1,226,307
MACOM Technology Solutions Holdings, Inc. (a)	33,896	2,765,236
Onto Innovation, Inc. (a)	28,805	3,673,214
PDF Solutions, Inc. (a)	39,250	1,271,700
Power Integrations, Inc.	59,950	4,574,784
Silicon Laboratories, Inc. (a)	16,312	1,890,398
SiTime Corp. (a)	21,413	2,446,435
		22,121,926
Software 9.4%
Bentley Systems, Inc., Class B	41,722	2,092,775
BlackLine, Inc. (a)	101,570	5,634,088
Box, Inc., Class A (a)	124,733	3,019,786
CCC Intelligent Solutions Holdings, Inc. (a)	151,014	2,016,037
Clear Secure, Inc., Class A	97,805	1,862,207
Clearwater Analytics Holdings, Inc., Class A (a)	13,630	263,604
Descartes Systems Group, Inc. (The) (a)	42,637	3,128,703
Dynatrace, Inc. (a)	87,505	4,089,109
Envestnet, Inc. (a)	37,976	1,672,083
Guidewire Software, Inc. (a)	13,689	1,232,010
PROS Holdings, Inc. (a)	76,518	2,649,053
Sprout Social, Inc., Class A (a)	47,085	2,348,600
Workiva, Inc. (a)	77,937	7,898,136
		37,906,191
Specialty Retail 1.1%
Boot Barn Holdings, Inc. (a)	36,147	2,934,775

	Shares	Value
Common Stocks
Specialty Retail
Warby Parker, Inc., Class A (a)	100,120	$ 1,317,579
		4,252,354
Trading Companies & Distributors 1.1%
SiteOne Landscape Supply, Inc. (a)	26,298	4,298,408
Total Common Stocks (Cost $374,419,291)		381,366,454
Exchange-Traded Fund 1.0%
SPDR S&P Biotech ETF (b)	51,897	3,789,519
Total Exchange-Traded Fund (Cost $4,186,124)		3,789,519
Short-Term Investments 7.1%
Affiliated Investment Company 4.5%
MainStay U.S. Government Liquidity Fund, 5.242% (c)	18,218,409	18,218,409
Unaffiliated Investment Companies 2.6%
Fidelity Government Portfolio, 5.332% (c)(d)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, 5.34% (c)(d)	9,524,777	9,524,777
		10,524,777
Total Short-Term Investments (Cost $28,743,186)		28,743,186
Total Investments (Cost $407,348,601)	102.8%	413,899,159
Other Assets, Less Liabilities	(2.8)	(11,216,878)
Net Assets	100.0%	$ 402,682,281

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2023, the aggregate market value of securities on loan was $12,768,756; the total market value of collateral held by the Portfolio was $13,286,721. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $2,761,944. The Portfolio received cash collateral with a value of $10,524,777.
(c)	Current yield as of September 30, 2023.
(d)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 23,456	$ 105,177	$ (110,415)	$ —	$ —	$ 18,218	$ 795	$ —	18,218
Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 381,366,454	$ —	$ —	$ 381,366,454
Exchange-Traded Fund	3,789,519	—	—	3,789,519
Short-Term Investments
Affiliated Investment Company	18,218,409	—	—	18,218,409
Unaffiliated Investment Companies	10,524,777	—	—	10,524,777
Total Short-Term Investments	28,743,186	—	—	28,743,186
Total Investments in Securities	$ 413,899,159	$ —	$ —	$ 413,899,159

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP American Century Sustainable Equity Portfolio
Portfolio of Investments September 30, 2023†^(Unaudited)
	Shares	Value
Common Stocks 99.7%
Aerospace & Defense 0.9%
Lockheed Martin Corp.	8,980	$ 3,672,461
Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	20,811	3,243,810
Automobile Components 0.9%
Aptiv plc (a)	37,069	3,654,633
Automobiles 1.3%
Tesla, Inc. (a)	21,228	5,311,670
Banks 3.0%
Bank of America Corp.	128,659	3,522,684
JPMorgan Chase & Co.	44,448	6,445,849
Regions Financial Corp.	146,862	2,526,026
		12,494,559
Beverages 1.5%
PepsiCo, Inc.	37,164	6,297,068
Biotechnology 2.4%
AbbVie, Inc.	34,859	5,196,083
Amgen, Inc.	12,069	3,243,664
Vertex Pharmaceuticals, Inc. (a)	5,102	1,774,169
		10,213,916
Broadline Retail 2.6%
Amazon.com, Inc. (a)	85,889	10,918,210
Building Products 1.4%
Johnson Controls International plc	76,176	4,053,325
Masco Corp.	37,833	2,022,174
		6,075,499
Capital Markets 4.0%
Ameriprise Financial, Inc.	8,266	2,725,135
BlackRock, Inc.	4,579	2,960,278
Intercontinental Exchange, Inc.	19,169	2,108,973
Morgan Stanley	77,484	6,328,118
S&P Global, Inc.	7,081	2,587,468
		16,709,972
Chemicals 2.3%
Air Products and Chemicals, Inc.	7,470	2,116,998
Ecolab, Inc.	10,413	1,763,962

	Shares	Value
Common Stocks
Chemicals
Linde plc	15,333	$ 5,709,243
		9,590,203
Communications Equipment 1.3%
Cisco Systems, Inc.	101,435	5,453,146
Consumer Finance 0.5%
American Express Co.	14,416	2,150,723
Consumer Staples Distribution & Retail 2.8%
Costco Wholesale Corp.	5,141	2,904,459
Kroger Co. (The)	58,821	2,632,240
Sysco Corp.	57,577	3,802,961
Target Corp.	23,155	2,560,248
		11,899,908
Containers & Packaging 0.4%
Ball Corp.	37,959	1,889,599
Distributors 0.6%
LKQ Corp.	50,387	2,494,660
Diversified Telecommunication Services 1.1%
Verizon Communications, Inc.	137,245	4,448,110
Electric Utilities 1.4%
NextEra Energy, Inc.	105,282	6,031,606
Electrical Equipment 1.1%
Eaton Corp. plc	20,200	4,308,256
Generac Holdings, Inc. (a)	4,956	540,006
		4,848,262
Electronic Equipment, Instruments & Components 1.7%
CDW Corp.	20,726	4,181,678
Keysight Technologies, Inc. (a)	21,591	2,856,705
		7,038,383
Energy Equipment & Services 1.5%
Schlumberger NV	110,222	6,425,943
Entertainment 1.0%
Electronic Arts, Inc.	12,451	1,499,100
Liberty Media Corp.-Liberty Formula One, Class C (a)	12,805	797,752
Walt Disney Co. (The) (a)	22,383	1,814,142
		4,110,994

	Shares	Value
Common Stocks
Financial Services 3.0%
Mastercard, Inc., Class A	12,595	$ 4,986,486
Visa, Inc., Class A	32,808	7,546,168
		12,532,654
Food Products 0.8%
Mondelez International, Inc., Class A	48,929	3,395,673
Ground Transportation 1.0%
Norfolk Southern Corp.	9,645	1,899,390
Uber Technologies, Inc. (a)	24,783	1,139,770
Union Pacific Corp.	6,068	1,235,627
		4,274,787
Health Care Equipment & Supplies 0.7%
Intuitive Surgical, Inc. (a)	7,975	2,331,013
ResMed, Inc.	3,868	571,961
		2,902,974
Health Care Providers & Services 4.8%
Cigna Group (The)	20,968	5,998,316
CVS Health Corp.	48,464	3,383,757
Humana, Inc.	4,196	2,041,438
UnitedHealth Group, Inc.	17,113	8,628,203
		20,051,714
Hotels, Restaurants & Leisure 1.0%
Airbnb, Inc., Class A (a)	8,052	1,104,815
Chipotle Mexican Grill, Inc. (a)	496	908,588
Starbucks Corp.	23,293	2,125,952
		4,139,355
Household Products 1.3%
Colgate-Palmolive Co.	22,601	1,607,157
Procter & Gamble Co. (The)	27,150	3,960,099
		5,567,256
Industrial Conglomerates 0.8%
Honeywell International, Inc.	17,928	3,312,019
Industrial REITs 1.6%
Prologis, Inc.	60,893	6,832,803
Insurance 2.5%
Marsh & McLennan Cos., Inc.	17,906	3,407,512
MetLife, Inc.	17,364	1,092,369
Prudential Financial, Inc.	28,921	2,744,314
Travelers Cos., Inc. (The)	19,839	3,239,907
		10,484,102

	Shares	Value
Common Stocks
Interactive Media & Services 6.4%
Alphabet, Inc., Class A (a)	147,140	$ 19,254,741
Meta Platforms, Inc., Class A (a)	25,820	7,751,422
		27,006,163
IT Services 2.0%
Accenture plc, Class A	15,238	4,679,742
International Business Machines Corp.	26,174	3,672,212
		8,351,954
Life Sciences Tools & Services 2.6%
Agilent Technologies, Inc.	28,963	3,238,643
Danaher Corp.	14,829	3,679,075
Thermo Fisher Scientific, Inc.	7,578	3,835,756
		10,753,474
Machinery 2.3%
Cummins, Inc.	13,771	3,146,123
Deere & Co.	5,950	2,245,411
Parker-Hannifin Corp.	6,252	2,435,279
Xylem, Inc.	20,931	1,905,349
		9,732,162
Oil, Gas & Consumable Fuels 3.1%
ConocoPhillips	58,285	6,982,543
EOG Resources, Inc.	46,858	5,939,720
		12,922,263
Pharmaceuticals 3.9%
Bristol-Myers Squibb Co.	70,539	4,094,084
Eli Lilly & Co.	4,417	2,372,503
Merck & Co., Inc.	37,190	3,828,710
Novo Nordisk A/S, Class B	31,588	2,873,429
Zoetis, Inc.	19,609	3,411,574
		16,580,300
Semiconductors & Semiconductor Equipment 7.0%
Advanced Micro Devices, Inc. (a)	32,633	3,355,325
Analog Devices, Inc.	16,969	2,971,102
Applied Materials, Inc.	38,528	5,334,202
ASML Holding NV	3,567	2,094,682
GlobalFoundries, Inc. (a)(b)	16,908	983,876
NVIDIA Corp.	33,366	14,513,876
		29,253,063
Software 10.9%
Adobe, Inc. (a)	2,714	1,383,869
Cadence Design Systems, Inc. (a)	9,998	2,342,532
Microsoft Corp.	111,324	35,150,553
Salesforce, Inc. (a)	21,235	4,306,033
ServiceNow, Inc. (a)	1,768	988,241

	Shares	Value
Common Stocks
Software
Workday, Inc., Class A (a)	6,633	$ 1,425,100
		45,596,328
Specialized REITs 0.6%
Equinix, Inc.	3,305	2,400,289
Specialty Retail 3.4%
CarMax, Inc. (a)	14,926	1,055,716
Home Depot, Inc. (The)	23,361	7,058,760
TJX Cos., Inc. (The)	51,557	4,582,386
Tractor Supply Co.	7,186	1,459,117
		14,155,979
Technology Hardware, Storage & Peripherals 5.0%
Apple, Inc.	122,310	20,940,695
Textiles, Apparel & Luxury Goods 0.5%
Deckers Outdoor Corp. (a)	4,077	2,095,945
Total Common Stocks (Cost $408,887,067)		418,255,287
Exchange-Traded Fund 0.2%
SPDR S&P 500 ETF Trust	1,526	652,335
Total Exchange-Traded Fund (Cost $682,164)		652,335
Short-Term Investments 0.4%
Affiliated Investment Company 0.2%
MainStay U.S. Government Liquidity Fund, 5.242% (c)	889,508	889,508
Unaffiliated Investment Company 0.2%
Invesco Government & Agency Portfolio, 5.34% (c)(d)	1,009,980	1,009,980
Total Short-Term Investments (Cost $1,899,488)		1,899,488
Total Investments (Cost $411,468,719)	100.3%	420,807,110
Other Assets, Less Liabilities	(0.3)	(1,213,986)
Net Assets	100.0%	$ 419,593,124

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.

(b)	All or a portion of this security was held on loan. As of September 30, 2023, the aggregate market value of securities on loan was $979,512. The Portfolio received cash collateral with a value of $1,009,980.
(c)	Current yield as of September 30, 2023.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 467	$ 46,210	$ (45,787)	$ —	$ —	$ 890	$ 26	$ —	890
Foreign Currency Forward Contracts
As of September 30, 2023, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	596,431	EUR	561,113	Bank of America N.A.	12/22/23	$ 864
USD	596,539	EUR	561,113	JPMorgan Chase Bank N.A.	12/22/23	971
USD	596,658	EUR	561,113	Morgan Stanley & Co.	12/22/23	1,091
Total Unrealized Appreciation						$ 2,926

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Abbreviation(s):
ETF—Exchange-Traded Fund
EUR—Euro
REIT—Real Estate Investment Trust
SPDR—Standard & Poor’s Depositary Receipt
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Pharmaceuticals	$ 13,706,871	$ 2,873,429	$ —	$ 16,580,300
Semiconductors & Semiconductor Equipment	27,158,381	2,094,682	—	29,253,063
All Other Industries	372,421,924	—	—	372,421,924
Total Common Stocks	413,287,176	4,968,111	—	418,255,287
Exchange-Traded Fund	652,335	—	—	652,335
Short-Term Investments
Affiliated Investment Company	889,508	—	—	889,508
Unaffiliated Investment Company	1,009,980	—	—	1,009,980
Total Short-Term Investments	1,899,488	—	—	1,899,488
Total Investments in Securities	415,838,999	4,968,111	—	420,807,110
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	2,926	—	2,926
Total Investments in Securities and Other Financial Instruments	$ 415,838,999	$ 4,971,037	$ —	$ 420,810,036

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Wellington Mid Cap Portfolio
Portfolio of Investments September 30, 2023†^(Unaudited)
	Shares	Value
Common Stocks 99.9%
Aerospace & Defense 1.1%
Axon Enterprise, Inc. (a)	34,486	$ 6,862,369
Air Freight & Logistics 0.8%
Expeditors International of Washington, Inc.	48,235	5,529,178
Automobile Components 3.5%
BorgWarner, Inc.	126,510	5,107,209
Gentex Corp.	180,467	5,872,396
Goodyear Tire & Rubber Co. (The) (a)	174,285	2,166,363
Visteon Corp. (a)	70,763	9,770,247
		22,916,215
Banks 6.6%
Cullen	57,926	5,283,430
First Citizens BancShares, Inc., Class A	6,516	8,992,732
M&T Bank Corp.	90,209	11,406,928
New York Community Bancorp, Inc.	682,780	7,742,725
Prosperity Bancshares, Inc.	73,446	4,008,683
SouthState Corp.	87,008	5,860,859
		43,295,357
Biotechnology 4.5%
Apellis Pharmaceuticals, Inc. (a)	121,780	4,632,511
Exact Sciences Corp. (a)	45,730	3,119,701
Neurocrine Biosciences, Inc. (a)	35,090	3,947,625
PTC Therapeutics, Inc. (a)	146,889	3,291,783
Sarepta Therapeutics, Inc. (a)	23,932	2,901,037
Ultragenyx Pharmaceutical, Inc. (a)	62,979	2,245,201
United Therapeutics Corp. (a)	39,997	9,034,122
		29,171,980
Building Products 3.4%
Builders FirstSource, Inc. (a)	71,941	8,955,935
Fortune Brands Innovations, Inc.	81,527	5,067,718
Lennox International, Inc.	22,304	8,351,510
		22,375,163
Capital Markets 0.5%
Hamilton Lane, Inc., Class A	33,111	2,994,559
Chemicals 4.7%
Celanese Corp.	101,987	12,801,408
Element Solutions, Inc.	380,388	7,459,409
FMC Corp.	92,300	6,181,331
Ingevity Corp. (a)	82,580	3,931,634
		30,373,782

	Shares	Value
Common Stocks
Communications Equipment 2.0%
F5, Inc. (a)	52,079	$ 8,392,010
Lumentum Holdings, Inc. (a)	103,367	4,670,121
		13,062,131
Consumer Finance 1.2%
Credit Acceptance Corp. (a)(b)	16,684	7,676,642
Consumer Staples Distribution & Retail 1.7%
BJ's Wholesale Club Holdings, Inc. (a)	62,704	4,475,184
U.S. Foods Holding Corp. (a)	160,997	6,391,581
		10,866,765
Containers & Packaging 2.3%
Ball Corp.	64,065	3,189,156
Graphic Packaging Holding Co.	247,138	5,506,235
Silgan Holdings, Inc.	148,877	6,418,087
		15,113,478
Electric Utilities 0.4%
Alliant Energy Corp.	54,450	2,638,103
Electrical Equipment 0.5%
Acuity Brands, Inc.	17,668	3,009,037
Electronic Equipment, Instruments & Components 2.1%
CDW Corp.	18,110	3,653,874
Flex Ltd. (a)	376,242	10,151,009
		13,804,883
Entertainment 0.2%
Roku, Inc. (a)(b)	22,226	1,568,933
Financial Services 3.7%
Nuvei Corp. (b)	170,297	2,554,455
Shift4 Payments, Inc., Class A (a)	125,652	6,957,351
Voya Financial, Inc.	84,808	5,635,492
WEX, Inc. (a)	47,938	9,016,658
		24,163,956
Food Products 0.6%
Post Holdings, Inc. (a)	48,063	4,120,922
Gas Utilities 0.8%
Atmos Energy Corp.	48,776	5,166,842
Ground Transportation 3.4%
JB Hunt Transport Services, Inc.	29,195	5,503,841

	Shares	Value
Common Stocks
Ground Transportation
Knight-Swift Transportation Holdings, Inc.	227,200	$ 11,394,080
U-Haul Holding Co.	103,150	5,404,029
		22,301,950
Health Care Equipment & Supplies 2.8%
Hologic, Inc. (a)	49,880	3,461,672
Inari Medical, Inc. (a)	102,788	6,722,335
Integra LifeSciences Holdings Corp. (a)	125,757	4,802,660
Shockwave Medical, Inc. (a)	17,393	3,462,946
		18,449,613
Health Care Providers & Services 3.1%
Acadia Healthcare Co., Inc. (a)	65,837	4,628,999
agilon health, Inc. (a)	248,319	4,410,145
Molina Healthcare, Inc. (a)	34,268	11,236,135
		20,275,279
Hotel & Resort REITs 0.3%
Host Hotels & Resorts, Inc.	118,553	1,905,147
Hotels, Restaurants & Leisure 3.0%
Choice Hotels International, Inc. (b)	53,522	6,556,980
Denny's Corp. (a)	377,818	3,200,119
Hyatt Hotels Corp., Class A	35,442	3,759,687
Wyndham Hotels & Resorts, Inc.	83,601	5,813,614
		19,330,400
Household Durables 1.5%
NVR, Inc. (a)	1,667	9,940,821
Industrial REITs 0.3%
Rexford Industrial Realty, Inc.	38,117	1,881,074
Insurance 5.9%
Aegon NV (Registered)	1,326,048	6,365,030
Everest Group Ltd.	15,213	5,654,216
Globe Life, Inc.	37,677	4,096,620
Kemper Corp.	168,052	7,063,226
Markel Group, Inc. (a)	6,452	9,500,505
W R Berkley Corp.	37,739	2,396,049
White Mountains Insurance Group Ltd.	2,275	3,402,695
		38,478,341
Interactive Media & Services 0.5%
Cargurus, Inc. (a)	111,254	1,949,170
ZoomInfo Technologies, Inc. (a)	73,601	1,207,057
		3,156,227

	Shares	Value
Common Stocks
IT Services 1.2%
MongoDB, Inc. (a)	6,761	$ 2,338,359
VeriSign, Inc. (a)	27,516	5,572,816
		7,911,175
Leisure Products 0.3%
YETI Holdings, Inc. (a)	35,366	1,705,349
Life Sciences Tools & Services 1.1%
Bio-Techne Corp.	38,474	2,618,925
ICON plc (a)	17,742	4,368,968
		6,987,893
Machinery 7.3%
Fortive Corp.	71,189	5,279,376
Graco, Inc.	74,418	5,423,584
IDEX Corp.	27,501	5,720,758
Ingersoll Rand, Inc.	99,709	6,353,457
John Bean Technologies Corp.	37,701	3,963,883
Lincoln Electric Holdings, Inc.	25,082	4,559,657
Middleby Corp. (The) (a)	67,496	8,639,488
Westinghouse Air Brake Technologies Corp.	72,936	7,750,909
		47,691,112
Media 0.6%
Cable One, Inc.	5,813	3,578,715
Metals & Mining 0.4%
Steel Dynamics, Inc.	21,539	2,309,412
Multi-Utilities 0.6%
NiSource, Inc.	159,385	3,933,622
Oil, Gas & Consumable Fuels 6.7%
Coterra Energy, Inc.	164,847	4,459,111
Diamondback Energy, Inc.	43,445	6,728,762
Marathon Oil Corp.	551,665	14,757,039
Ovintiv, Inc.	170,343	8,103,216
Targa Resources Corp.	108,597	9,308,935
		43,357,063
Pharmaceuticals 1.4%
Jazz Pharmaceuticals plc (a)	68,202	8,828,067
Professional Services 4.6%
Ceridian HCM Holding, Inc. (a)	59,667	4,048,406
Genpact Ltd.	255,813	9,260,431
Leidos Holdings, Inc.	70,097	6,460,140

	Shares	Value
Common Stocks
Professional Services
Robert Half, Inc.	57,960	$ 4,247,309
Science Applications International Corp.	36,573	3,859,914
TransUnion	28,460	2,043,143
		29,919,343
Retail REITs 1.2%
Brixmor Property Group, Inc.	289,543	6,016,703
Kimco Realty Corp.	118,271	2,080,387
		8,097,090
Semiconductors & Semiconductor Equipment 3.3%
First Solar, Inc. (a)	30,330	4,901,025
Lattice Semiconductor Corp. (a)	1,067	91,687
MKS Instruments, Inc.	113,932	9,859,675
Onto Innovation, Inc. (a)	14,836	1,891,887
Rambus, Inc. (a)	1,644	91,719
Silicon Motion Technology Corp., ADR (a)	86,565	4,436,456
		21,272,449
Software 3.4%
Dynatrace, Inc. (a)	167,218	7,814,097
Fair Isaac Corp. (a)	7,298	6,338,532
HubSpot, Inc. (a)	4,844	2,385,670
Splunk, Inc. (a)	37,609	5,500,316
		22,038,615
Specialized REITs 1.0%
Extra Space Storage, Inc.	17,081	2,076,708
Gaming and Leisure Properties, Inc.	96,768	4,407,782
		6,484,490
Specialty Retail 1.2%
CarMax, Inc. (a)	80,145	5,668,656
Chewy, Inc., Class A (a)(b)	122,651	2,239,607
Valvoline, Inc.	2,850	91,884
		8,000,147
Textiles, Apparel & Luxury Goods 2.5%
Carter's, Inc.	57,739	3,992,652
Deckers Outdoor Corp. (a)	10,846	5,575,820
Steven Madden Ltd.	216,381	6,874,424
		16,442,896
Trading Companies & Distributors 1.7%
AerCap Holdings NV (a)	92,294	5,784,065
Watsco, Inc.	14,356	5,422,548
		11,206,613
Total Common Stocks (Cost $639,498,140)		650,193,198

	Shares	Value
Short-Term Investments 2.6%
Affiliated Investment Company 0.2%
MainStay U.S. Government Liquidity Fund, 5.242% (c)	1,580,304	$ 1,580,304
Unaffiliated Investment Companies 2.4%
Fidelity Government Portfolio, 5.332% (c)(d)	4,000,000	4,000,000
Invesco Government & Agency Portfolio, 5.34% (c)(d)	9,503,395	9,503,395
RBC U.S. Government Money Market Fund, 5.365% (c)(d)	2,000,000	2,000,000
		15,503,395
Total Short-Term Investments (Cost $17,083,699)		17,083,699
Total Investments (Cost $656,581,839)	102.5%	667,276,897
Other Assets, Less Liabilities	(2.5)	(16,078,028)
Net Assets	100.0%	$ 651,198,869

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2023, the aggregate market value of securities on loan was $15,050,246. The Portfolio received cash collateral with a value of $15,503,395.
(c)	Current yield as of September 30, 2023.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 995	$ 76,709	$ (76,124)	$ —	$ —	$ 1,580	$ 63	$ —	1,580
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 650,193,198	$ —	$ —	$ 650,193,198
Short-Term Investments
Affiliated Investment Company	1,580,304	—	—	1,580,304
Unaffiliated Investment Companies	15,503,395	—	—	15,503,395
Total Short-Term Investments	17,083,699	—	—	17,083,699
Total Investments in Securities	$ 667,276,897	$ —	$ —	$ 667,276,897

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Winslow Large Cap Growth Portfolio
Portfolio of Investments September 30, 2023†^(Unaudited)
	Shares	Value
Common Stocks 99.5%
Automobiles 0.5%
Tesla, Inc. (a)	27,560	$ 6,896,063
Biotechnology 1.9%
Vertex Pharmaceuticals, Inc. (a)	73,410	25,527,593
Broadline Retail 5.3%
Amazon.com, Inc. (a)	564,500	71,759,240
Capital Markets 2.3%
Moody's Corp.	47,600	15,049,692
MSCI, Inc.	30,570	15,684,856
		30,734,548
Chemicals 2.0%
Linde plc	70,250	26,157,588
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	42,070	23,767,867
Entertainment 0.8%
Netflix, Inc. (a)	28,600	10,799,360
Financial Services 4.4%
Mastercard, Inc., Class A	90,340	35,766,509
Visa, Inc., Class A	103,860	23,888,839
		59,655,348
Ground Transportation 2.1%
Uber Technologies, Inc. (a)	624,760	28,732,712
Health Care Equipment & Supplies 6.5%
Boston Scientific Corp. (a)	404,700	21,368,160
Dexcom, Inc. (a)	130,360	12,162,588
IDEXX Laboratories, Inc. (a)	43,580	19,056,227
Intuitive Surgical, Inc. (a)	120,640	35,261,865
		87,848,840
Health Care Providers & Services 1.4%
UnitedHealth Group, Inc.	36,950	18,629,821
Hotels, Restaurants & Leisure 4.9%
Chipotle Mexican Grill, Inc. (a)	15,070	27,605,678
Hilton Worldwide Holdings, Inc.	99,830	14,992,469
McDonald's Corp.	90,370	23,807,073
		66,405,220

	Shares	Value
Common Stocks
Interactive Media & Services 10.8%
Alphabet, Inc. (a)
Class A	316,280	$ 41,388,401
Class C	278,820	36,762,417

Meta Platforms, Inc., Class A (a)	224,140	67,289,069
		145,439,887
IT Services 2.4%
Gartner, Inc. (a)	51,540	17,709,660
Snowflake, Inc., Class A (a)	94,800	14,482,596
		32,192,256
Machinery 3.0%
Caterpillar, Inc.	71,200	19,437,600
Parker-Hannifin Corp.	53,100	20,683,512
		40,121,112
Pharmaceuticals 1.7%
Eli Lilly & Co.	41,200	22,129,756
Semiconductors & Semiconductor Equipment 15.5%
Advanced Micro Devices, Inc. (a)	186,400	19,165,648
Analog Devices, Inc.	70,790	12,394,621
ASML Holding NV (Registered)	52,900	31,140,114
Broadcom, Inc.	39,560	32,857,745
Lam Research Corp.	53,930	33,801,706
Monolithic Power Systems, Inc.	26,100	12,058,200
NVIDIA Corp.	152,470	66,322,925
		207,740,959
Software 22.9%
Atlassian Corp., Class A (a)	99,390	20,028,079
Microsoft Corp.	478,410	151,057,957
Salesforce, Inc. (a)	153,700	31,167,286
ServiceNow, Inc. (a)	88,900	49,691,544
Synopsys, Inc. (a)	50,970	23,393,701
Workday, Inc., Class A (a)	153,550	32,990,218
		308,328,785
Specialty Retail 1.3%
O'Reilly Automotive, Inc. (a)	19,340	17,577,352
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc.	494,470	84,658,209
Textiles, Apparel & Luxury Goods 1.7%
Lululemon Athletica, Inc. (a)	58,710	22,639,163
Total Common Stocks (Cost $1,132,684,981)		1,337,741,679

	Shares	Value
Short-Term Investment 0.6%
Affiliated Investment Company 0.6%
MainStay U.S. Government Liquidity Fund, 5.242% (b)	7,543,709	$ 7,543,709
Total Short-Term Investment (Cost $7,543,709)		7,543,709
Total Investments (Cost $1,140,228,690)	100.1%	1,345,285,388
Other Assets, Less Liabilities	(0.1)	(1,398,467)
Net Assets	100.0%	$ 1,343,886,921

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of September 30, 2023.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 8,117	$ 204,612	$ (205,185)	$ —	$ —	$ 7,544	$ 230	$ —	7,544
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,337,741,679	$ —	$ —	$ 1,337,741,679
Short-Term Investment
Affiliated Investment Company	7,543,709	—	—	7,543,709
Total Investments in Securities	$ 1,345,285,388	$ —	$ —	$ 1,345,285,388

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Funds Trust
Notes to Portfolios of Investments September 30, 2023 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolios are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the MainStay VP Funds Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Portfolio. Unobservable inputs reflect each Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Portfolio’s assets and liabilities as of September 30, 2023, is included at the end of the Portfolio of Investments.

The Portfolios may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price a Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended September 30, 2023, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by certain Portfolios may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Portfolio's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy. Securities that were fair valued in such a manner as of September 30, 2023, are shown in the Portfolio of Investments.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy. No securities held by the Portfolios as of September 30, 2023, were fair valued in such a manner.
Equity securities, rights, warrants and shares of Exchange-Traded Funds ("ETFs") are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds, as described in the paragraphs within. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. These securities are generally categorized as Level 1 (exchanged-traded) or Level 2 (OTC) in the hierarchy.
Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy. As of September 30, 2023, securities that were fair valued in such a manner are shown in the Portfolio of Investments.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

A portfolio investment may be classified as an illiquid investment under a Portfolio's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Portfolio could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Portfolio. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with each Portfolio's procedures described above. The liquidity of each Portfolio's investments was determined as of September 30, 2023, and can change at any time. Illiquid investments as of September 30, 2023, are shown in the Portfolio of Investments.